PERSPECTIVE II(R)
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
            JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORKSM AND
                            JNLNY SEPARATE ACCOUNT I


     The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts, with:

>> 4 GUARANTEED FIXED ACCOUNTS, (with guaranteed periods of 1, 3, 5 and 7 years), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York ("we" or "us"), as may be made available by us;

>> 55 INVESTMENT DIVISIONS of JNLNY Separate Account I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust, JNL Variable Fund LLC or JNLNY Variable Fund I LLC, mutual funds with a full range of investment objectives;

>> A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

     o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

     o receive income payments in the INCOME PHASE on a fixed, variable or fixed and variable basis;

     o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us and could be greater; and

     o have significant ACCESS TO YOUR CONTRACT VALUES without incurring a withdrawal charge in the event of certain serious health-related emergencies;

>> A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

     o    an optional death benefit;

     o 3 types of "CONTRACT ENHANCEMENTS" (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first Contract year- for Contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is not available);

     o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions);

     o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the income date that, in total, equals the amount of net premium payments made (if elected after issue, the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the issue date for Contracts purchased after the date of this supplement. The guarantee is effective if gross partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments);

     o 2 types of SHORTENED WITHDRAWAL CHARGE PERIODS (3 or 5 years instead of the Contract's usual 7 year period); and

     o a 20% ADDITIONAL FREE WITHDRAWAL FEATURE (that permits you greater access to your contract values without a withdrawal charge).

THIS PROSPECTUS DESCRIBES A VARIETY OF OPTIONAL FEATURES, NOT ALL OF WHICH MAY BE AVAILABLE AT THE TIME YOU ARE INTERESTED IN PURCHASING A CONTRACT, AS WE RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT AVAILABILITY OF THE OPTIONAL FEATURES. IN ADDITION, NOT ALL OPTIONAL FEATURES MAY BE AVAILABLE IN COMBINATION WITH OTHER OPTIONAL FEATURES, AS WE ALSO RESERVE THE RIGHT TO PROSPECTIVELY RESTRICT THE AVAILABILITY TO ELECT CERTAIN FEATURES IF CERTAIN OTHER OPTIONAL FEATURES HAVE BEEN ELECTED. PLEASE CONFIRM THAT YOU HAVE THE MOST CURRENT
PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS THAT DESCRIBE THE CURRENT AVAILABILITY AND ANY RESTRICTIONS ON THE OPTIONAL FEATURES.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES. WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

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PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A CONTRACT. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

To learn more about the Perspective II Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004, by calling us at (800) 599-5651 or by writing us at: Annuity Service Center, P.O. Box 378004, Denver, Colorado 80237. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

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THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE II FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

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Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit
o Not insured by any federal agency
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         "JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                   May 1, 2004



                                                           TABLE OF CONTENTS

KEY FACTS................................................................................................................1
FEE TABLE................................................................................................................4
THE ANNUITY CONTRACT....................................................................................................28
JACKSON NATIONAL NY.....................................................................................................28
THE GUARANTEED FIXED ACCOUNTS...........................................................................................28
THE SEPARATE ACCOUNT....................................................................................................29
INVESTMENT DIVISIONS....................................................................................................29
CONTRACT CHARGES........................................................................................................37
PURCHASES...............................................................................................................42
TRANSFERS...............................................................................................................45
TELEPHONE AND INTERNET TRANSACTIONS.....................................................................................46
ACCESS TO YOUR MONEY....................................................................................................47
INCOME PAYMENTS (THE INCOME PHASE)......................................................................................52
DEATH BENEFIT...........................................................................................................56
TAXES...................................................................................................................58
OTHER INFORMATION.......................................................................................................61
PRIVACY POLICY..........................................................................................................63
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................................................64
APPENDIX A.............................................................................................................A-1
APPENDIX B.............................................................................................................B-1
APPENDIX C.............................................................................................................C-1
APPENDIX D.............................................................................................................D-1
APPENDIX E.............................................................................................................E-1


                 (This page has been left blank intentionally.)

                                    KEY FACTS

THE ANNUITY CONTRACT

Your Contract permits you to accumulate your contract values

o on a fixed basis through allocations to one of our four Guaranteed Fixed Accounts (with guaranteed periods of 1, 3, 5, or 7 years), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer the 3, 5, or 7 year Guaranteed Fixed Accounts; or

o on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Guaranteed Fixed Accounts and the Investment Divisions together as "ALLOCATION OPTIONS.")

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be TAX DEFERRED. Tax deferral on qualified Contracts is derived from their status as qualified Contracts. SEE " Taxes" for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.

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OPTIONAL FEATURES

Optional features of your Contract include:

o an OPTIONAL DEATH BENEFIT ENDORSEMENT that permits you to protect your Contracts minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses during the accumulation phase;

o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first Contract year) that provides net contact value benefits under selected circumstances. See "Optional Contract Enhancements" at page 42. If you purchased your Contract between March 18, 2003 and September 21, 2003, the 3% and 4% Contract Enhancement was unavailable. If you purchased your Contract between July 14, 2003 and September 21, 2003, the 2% contract enhancement was unavailable. For contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is unavailable.

o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years (seven Contract years for contracts purchased prior to September 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase);

o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the income date that, in total, equal the amount of net premium payments made (if elected after issue [availability may be limited to the issue date], the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). The guarantee is effective if partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments;

o a 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT (permits you to withdraw 20% of premium still subject to a withdrawal charge minus earnings during each Contract year without a withdrawal charge);

o a THREE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the third contribution year and eliminates it in years four through seven); and

o a FIVE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).

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ALLOCATION OPTIONS

You may not allocate your contract values to more than 18 Allocation Options (Investment Divisions and Fixed Accounts), at any one time. Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

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PURCHASES

Under most circumstances, you must make an initial premium payment of at least $5,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts. We expect to profit from certain charges assessed under the Contract (i.e., the Withdrawal Charge and the mortality and expense risk charge) associated with the Contract Enhancement.

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ACCESS TO YOUR MONEY

You can withdraw all or a portion of your contract values during the accumulation phase. The Contract offers two programs for taking periodic withdrawals, as distinguished from scheduled partial withdrawals. Withdrawals may be subject to a withdrawal charge and an "INTEREST RATE ADJUSTMENT." We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

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INCOME PAYMENTS

You may choose to receive regular income payments from us (most typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

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DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary or the total premiums you have paid since your Contract was issued, MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes. If you select the optional death benefit endorsement, the death benefit may be protected from poor investment performance. Please see Appendix D for information on your basic death benefit if you purchased your contract prior to September 22, 2003.

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FREE LOOK

If you cancel your Contract within 20 days after receiving it, we will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the premium allocated to the Guaranteed Fixed Accounts, minus any withdrawals from the Guaranteed Fixed Accounts, and Contract Enhancement recapture charge attributable to the Contract Enhancement Endorsement as of the date we receive your Contract if you mail it to us or the date the Contract is returned to the selling agent.

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TAXES

Under the Internal Revenue Code, you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as TAX-DEFERRAL). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
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EXPENSES

Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Table:

                                    FEE TABLE


The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES
         MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS): 7%

        Completed Years Since Receipt of       0       1       2       3       4       5      6       7+
            Premium/1/
        Withdrawal Charge                      7%      6%      5%      4%      3%      2%     1%      0
        Withdrawal Charge if Five-Year
            Period is elected                  6.5%    5%      3%      2%      1%      0      0       0
        Withdrawal Charge if Three-Year
             Period is elected                 6%      4.5%    2%      0       0       0      0       0

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (IMPOSED ON WITHDRAWALS, AS A
         PERCENTAGE OF FIRST YEAR PREMIUM PAYMENTS IF AN OPTIONAL CONTRACT
         ENHANCEMENT IS SELECTED):
        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
        Premium Payment/2/
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0          0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%       0
        Recapture Charge (4% Credit)/3/      4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%       0

         TRANSFER CHARGE:  $25 for each transfer in excess of 15 in a Contract year/4/
         OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"):  .60% of GMIB Benefit Base/5/
         COMMUTATION FEE: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         ANNUAL CONTRACT MAINTENANCE CHARGE:   $30/6/

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)
         BASE CONTRACT CHARGES
         MORTALITY AND EXPENSE RISK CHARGES                                         1.20%/7/
         ADMINISTRATION CHARGE                                                       .15%/8/
         TOTAL SEPARATE ACCOUNT ANNUAL                                              ----
         EXPENSES (WITH NO OPTIONAL BENEFITS)                                       1.35%
         CHARGES FOR OPTIONAL ENDORSEMENTS
         HIGHEST ANNIVERSARY VALUE DEATH BENEFIT                                     .25%
         20% ADDITIONAL FREE WITHDRAWAL                                              .30%
         THREE-YEAR WITHDRAWAL CHARGE PERIOD                                         .45%
         FIVE-YEAR WITHDRAWAL CHARGE PERIOD                                          .30%
         CONTRACT ENHANCEMENT (2% CREDIT)                                           .395%/9/
         CONTRACT ENHANCEMENT (3% CREDIT)                                            .42%/10/
         CONTRACT ENHANCEMENT (4% CREDIT)                                            .56%/10/
         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")                              .70%/11/
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM
         OPTIONAL ENDORSEMENTS, INCLUDING THE MAXIMUM "STEP-UP" CHARGE, BUT
         WITHOUT THE GMIB)                                                         3.295%/12/





The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:  0.60%

Maximum:  1.38%


FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)


                                                        MANAGEMENT AND     ESTIMATED        12B-1                    TOTAL FUND
                                                        ADMINISTRATIVE    DISTRIBUTION     SERVICE       OTHER         ANNUAL
                      FUND NAME                             FEE/13/     (12B-1) FEES/14/   FEE/15/     EXPENSES/16/   EXPENSES
------------------------------------------------------- ---------------- --------------- ----------- -------------- -------------
JNL/AIM Large Cap Growth Fund                                0.85%            0.08%         0.20%          0%          1.13%
JNL/AIM Small Cap Growth Fund                                0.95%            0.04%         0.20%          0%          1.19%
JNL/Alger Growth Fund                                        0.88%            0.07%         0.20%          0%          1.15%
JNL/Alliance Capital Growth Fund                             0.68%            0.03%         0.20%          0%          0.91%
JNL/Eagle Core Equity Fund                                   0.77%            0.04%         0.20%          0%          1.01%
JNL/Eagle SmallCap Equity Fund                               0.85%            0.05%         0.20%          0%          1.10%
JNL/FMR Balanced Fund*                                       0.80%            0.02%         0.20%          0%          1.02%
JNL/FMR Capital Growth Fund*                                 0.80%            0.02%         0.20%          0%          1.02%
JNL/JPMorgan International Value Fund                        0.92%              0%          0.20%          0%          1.12%
JNL/Lazard Mid Cap Value Fund                                0.88%            0.09%         0.20%          0%          1.17%
JNL/Lazard Small Cap Value Fund                              0.93%            0.07%         0.20%          0%          1.20%
JNL/Mellon Capital Management S&P 500 Index Fund**           0.39%            0.01%         0.20%          0%          0.60%
JNL/Mellon Capital Management S&P 400 MidCap Index
  Fund**                                                     0.39%            0.01%         0.20%          0%          0.60%
JNL/Mellon Capital Management Small Cap Index Fund**         0.39%            0.01%         0.20%          0%          0.60%
JNL/Mellon Capital Management International Index Fund       0.45%              0%          0.20%          0%          0.65%
JNL/Mellon Capital Management Bond Index Fund                0.40%              0%          0.20%          0%          0.60%
JNL/Mellon Capital Management Enhanced S&P 500 Stock
  Index Fund**                                               0.58%            0.02%        0.20%           0%          0.80%
JNL/Oppenheimer Global Growth Fund                           0.85%              0%          0.20%          0%          1.05%
JNL/Oppenheimer Growth Fund                                  0.80%              0%          0.20%          0%          1.00%
JNL/PIMCO Total Return Bond Fund                             0.60%              0%          0.20%          0%          0.80%
JNL/PPM America Balanced Fund                                0.60%            0.01%         0.20%          0%          0.81%
JNL/PPM America High Yield Bond Fund                         0.61%              0%          0.20%          0%          0.81%
JNL/PPM America Money Market Fund                            0.40%              0%          0.20%          0%          0.60%
JNL/PPM America Value Fund                                   0.65%            0.03%         0.20%          0%          0.88%
JNL/Putnam Equity Fund                                       0.77%            0.07%         0.20%          0%          1.04%
JNL/Putnam International Equity Fund                         0.93%            0.03%         0.20%          0%          1.16%
JNL/Putnam Midcap Growth Fund                                0.85%            0.06%         0.20%          0%          1.11%
JNL/Putnam Value Equity Fund                                 0.74%            0.05%         0.20%          0%          0.99%
JNL/Salomon Brothers Strategic Bond Fund                     0.75%              0%          0.20%          0%          0.95%
JNL/Salomon Brothers U.S. Government & Quality Bond
  Fund                                                       0.58%              0%          0.20%          0%          0.78%
JNL/Select Large Cap Growth Fund***                          0.78%            0.04%         0.20%          0%          1.02%
JNL/Select Global Growth Fund***                             0.89%            0.05%         0.20%          0%          1.14%
JNL/T. Rowe Price Established Growth Fund                    0.72%            0.03%         0.20%          0%          0.95%
JNL/T. Rowe Price Mid-Cap Growth Fund                        0.83%            0.01%         0.20%          0%          1.04%
JNL/T. Rowe Price Value Fund                                 0.80%            0.02%         0.20%          0%          1.02%
JNL/S&P Aggressive Growth Fund I17                           0.18%              0%           0%            0%          0.18%
JNL/S&P Conservative Growth Fund I17                         0.18%              0%           0%            0%          0.18%
JNL/S&P Equity Aggressive Growth Fund I17                    0.18%              0%           0%            0%          0.18%
JNL/S&P Equity Growth Fund I17                               0.18%              0%           0%            0%          0.18%
JNL/S&P Moderate Growth Fund I17                             0.17%              0%           0%            0%          0.17%
JNL/S&P Very Aggressive Growth Fund I17                      0.18%              0%           0%            0%          0.18%
JNL/S&P Core Index 50 Fund17                                 0.18%              0%           0%            0%          0.18%
JNL/S&P Core Index 75 Fund17                                 0.18%              0%           0%            0%          0.18%
JNL/S&P Core Index 100 Fund17                                0.18%              0%           0%            0%          0.18%
JNL/Mellon Capital Management The DowSM 10 Fund18            0.52%              0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management The S&P(R)10 Fund19            0.52%              0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management Global 15 Fund**               0.57%              0%          0.20%        0.01%         0.78%
JNL/Mellon Capital Management 25 Fund**                      0.52%              0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management Select Small-Cap Fund**        0.52%              0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management Communications Sector
  Fund**                                                     0.52%              0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management Consumer Brands Sector
  Fund**                                                     0.52%              0%          0.20%        0.02%         0.74%
JNL/Mellon Capital Management Energy Sector Fund**           0.52%              0%          0.20%        0.02%         0.74%
JNL/Mellon Capital Management Financial Sector Fund**        0.52%              0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management
  Pharmaceutical/Healthcare Sector Fund**                    0.52%              0%          0.20%        0.02%         0.74%
JNL/Mellon Capital Management Technology Sector Fund**       0.52%              0%          0.20%        0.01%         0.73%
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EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the Highest Anniversary Value Death Benefit, the 20% Additional Free Withdrawal, the Five-Year Withdrawal Period, the 2% Contract Enhancement and the maximum possible charge for the GMWB. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$481             $1,446             $2,417           $4,687

If you surrender your Contract at the end of each time period

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,331            $1,871            $2,567           $4,687

The following examples include minimum Fund fees and expenses and includes no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$201              $621              $1,068           $2,306

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$901              $1,121            $1,368           $2,306

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Guaranteed Fixed Accounts.

A withdrawal charge is imposed on income payments which occur within 13 months of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. It shows values for the following Contracts:

     o    Contracts with no endorsements and

     o    Contracts with optional endorsements.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT AND $1 MILLION ADMINISTRATION FEE WAIVER
NEW BASE CONTRACT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Effective February 18, 2004, Mellon Capital Management replaced Curian Capital LLC as the sub-adviser to the following divisions: JNL/Mellon Capital Management Enhanced S&P 500 Stock Index, JNL/Mellon Capital Management Consumer Brands Sector, JNL/Mellon Capital Management Communications Sector, JNL/Mellon Capital Management Financial Sector, JNL/Mellon Capital Management Energy Sector, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector, JNL/Mellon Capital Management Technology Sector, JNL/Mellon Capital Management The DowSM 10, JNL/Mellon Capital Management S&P 500 Index, JNL/Mellon Capital Management S&P 400 MidCap Index, JNL/Mellon Capital Management Small Cap Index, JNL/Mellon Capital Management The S&P(R) 10, JNL/Mellon Capital Management Global 15, JNL/Mellon Capital Management 25, and JNL/Mellon Capital Management Select Small-Cap.

Effective May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/Select Large Cap Growth and JNL/Select Global Growth. Also, effective May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/FMR Capital Growth and JNL/FMR Balanced.

Effective May 3, 2004 the following mergers will take place among the divisions:
JNL/AIM Premier Equity II will be merged into JNL/AIM Large Cap Growth.

Effective May 3, 2004, the following division name change will occur:
JNL/Salomon Brothers Global Bond will be changed to JNL/ Salomon Brothers Strategic Bond.


INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $10.02             N/A (e)
    End of period                                                                  $10.35             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               562              N/A (e)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                              N/A              N/A (a)
    End of period                                                                    N/A              N/A (a)
  Accumulation units outstanding
  at the end of period                                                               N/A              N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $11.11             N/A (e)
    End of period                                                                  $11.36             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              4,724             N/A (e)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            $16.32             N/A (e)
    End of period                                                                  $17.06             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               445              N/A (e)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.12             N/A (k)
    End of period                                                                   $9.56             N/A (k)
  Accumulation units outstanding
  at the end of period                                                              5,035             N/A (k)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.24             N/A (p)
    End of period                                                                   $9.71             N/A (p)
  Accumulation units outstanding
  at the end of period                                                              7,362             N/A (p)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.90             N/A (n)
    End of period                                                                  $11.30             N/A (n)
  Accumulation units outstanding
  at the end of period                                                             17,880             N/A (n)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.92             N/A (e)
    End of period                                                                  $11.42             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              7,375             N/A (e)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $7.13             N/A (e)
    End of period                                                                   $7.64             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              6,601             N/A (e)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.32             N/A (h)
    End of period                                                                  $16.57             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              2,322             N/A (h)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            $16.00             N/A (k)
    End of period                                                                  $16.89             N/A (k)
  Accumulation units outstanding
  at the end of period                                                               614              N/A (k)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $9.17             N/A (e)
    End of period                                                                   $9.50             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              1,097             N/A (e)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            $17.30             N/A (k)
    End of period                                                                  $18.29             N/A (k)
  Accumulation units outstanding
  at the end of period                                                              3,205             N/A (k)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                             $7.92             N/A (r)
    End of period                                                                   $8.74             N/A (r)
  Accumulation units outstanding
  at the end of period                                                               470              N/A (r)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.52             N/A (o)
    End of period                                                                  $14.14             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               394              N/A (o)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $12.38             N/A (o)
    End of period                                                                  $12.98             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               431              N/A (o)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.11             N/A (e)
    End of period                                                                   $9.79             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              3,436             N/A (e)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.53             N/A (e)
    End of period                                                                  $13.68             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              8,106             N/A (e)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $20.39             N/A (o)
    End of period                                                                  $21.34             N/A (o)
  Accumulation units outstanding
  at the end of period                                                              1,449             N/A (o)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $15.14             N/A (e)
    End of period                                                                  $15.70             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              1,204             N/A (e)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            $12.50             N/A (c)
    End of period                                                                  $12.47             N/A (c)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (c)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.14             N/A (h)
    End of period                                                                  $14.56             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              1,331             N/A (h)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            $17.43             N/A (o)
    End of period                                                                  $18.35             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               257              N/A (o)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                            $11.06             N/A (m)
    End of period                                                                  $11.90             N/A (m)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (m)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $6.32             N/A (k)
    End of period                                                                   $6.51             N/A (k)
  Accumulation units outstanding
  at the end of period                                                              1,510             N/A (k)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $17.89             N/A (s)
    End of period                                                                  $18.55             N/A (s)
  Accumulation units outstanding
  at the end of the period                                                            1               N/A (s)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $17.53             N/A (h)
    End of period                                                                  $17.90             N/A (h)
  Accumulation units outstanding
  at the end of the period                                                           821              N/A (h)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            $15.27             N/A (h)
    End of period                                                                  $15.42             N/A (h)
  Accumulation units outstanding
  at the end of period                                                               503              N/A (h)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $22.70             N/A (o)
    End of period                                                                  $24.11             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               952              N/A (o)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $27.13             N/A (h)
    End of period                                                                  $29.14             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              8,273             N/A (h)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            $10.91             N/A (o)
    End of period                                                                  $11.70             N/A (o)
  Accumulation units outstanding
  at the end of period                                                              5,360             N/A (o)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.72             N/A (j)
    End of period                                                                  $11.52             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              2,634             N/A (j)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.22             N/A (g)
    End of period                                                                  $11.77             N/A (g)
  Accumulation units outstanding
  at the end of period                                                              3,946             N/A (g)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.68             N/A (b)
    End of period                                                                  $10.61             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              6,722             N/A (b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.69             N/A (d)
    End of period                                                                  $10.37             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             21,512             N/A (d)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                      $11.29             N/A (l)
    End of period                                                            $11.85             N/A (l)
  Accumulation units outstanding
  at the end of period                                                       21,954             N/A (l)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.26             N/A (j)
    End of period                                                                  $11.11             N/A (j)
  Accumulation units outstanding
  at the end of period                                                             10,926             N/A (j)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                             $9.29             N/A (g)
    End of period                                                                  $10.02             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             14,754             N/A (g)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             $9.89             N/A (q)
    End of period                                                                  $10.32             N/A (q)
  Accumulation units outstanding
  at the end of period                                                              3,193             N/A (q)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $12.15             N/A (i)
    End of period                                                                  $13.89             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              1,023             N/A (i)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.44             N/A (f)
    End of period                                                                  $11.33             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              1,513             N/A (f)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $12.31             N/A (f)
    End of period                                                                  $12.43             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              2,425             N/A (f)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $11.95             N/A (e)
    End of period                                                                  $13.42             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              1,691             N/A (e)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $14.99             N/A (f)
    End of period                                                                  $15.82             N/A (f)
  Accumulation units outstanding
  at the end of period                                                             11,859             N/A (f)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                             $3.71             N/A (t)
    End of period                                                                   $3.96             N/A (t)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (t)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                             $9.94             N/A (t)
    End of period                                                                  $10.13             N/A (t)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (t)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            $12.68             N/A (t)
    End of period                                                                  $13.36             N/A (t)
  Accumulation units outstanding
  at the end of period                                                                                N/A (t)

                                                                                      -
JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            $10.69             N/A (t)
    End of period                                                                  $10.94             N/A (t)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (t)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            $10.43             N/A (t)
    End of period                                                                  $10.66             N/A (t)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (t)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                             $5.75             N/A (t)
    End of period                                                                   $5.80             N/A (t)
  Accumulation units outstanding

  at the end of period                                                                -               N/A (t)

(a) These investment divisions had not commenced operations.
(b) Commencement of
operations October 1, 2003.
(c) Commencement of operations October 9, 2003.
(d) Commencement of operations October 10, 2003
(e) Commencement of operations October 14, 2003.
(f) Commencement of operations October 16, 2003.
(g) Commencement of operations October 17, 2003.
(h) Commencement of operations October 22, 2003.
(i) Commencement of operations October 23, 2003
(j) Commencement of operations October 24, 2003.
(k) Commencement of operations October 27, 2003.
(l) Commencement of operations October 28, 2003.
(m) Commencement of operations October 30, 2003.
(n) Commencement of operations November 3, 2003
(o) Commencement of operations November 5, 2003.
(p) Commencement of operations November 6, 2003.
(q) Commencement of operations November 7, 2003.
(r) Commencement of operations November 17, 2003.
(s) Commencement of operations December 12, 2003.
(t) Commencement of operations December 15, 2003.


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.595% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW BASE CONTRACT, 2% PREMIUM CREDIT, 20% ADDITIONAL FREE WITHDRAWAL, 5 YEAR WITHDRAWAL CHARGE, GMWB

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.32             N/A (b)
    End of period                                                                   $9.46             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              1,915             N/A (b)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.95             N/A (b)
    End of period                                                                  $11.01             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               913              N/A (b)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $11.08             N/A (b)
    End of period                                                                  $11.12             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               451              N/A (b)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            $11.00             N/A (b)
    End of period                                                                  $11.27             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               649              N/A (b)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $13.45             N/A (b)
    End of period                                                                  $13.62             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               637              N/A (b)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.91             N/A (b)
    End of period                                                                  $11.12             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              1,178             N/A (b)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $12.00             N/A (b)
    End of period                                                                  $12.19             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               238              N/A (b)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $12.99             N/A (b)
    End of period                                                                  $13.16             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               550              N/A (b)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)


(a) These investment divisions had not commenced operations.
(b) Commencement of operations December 23, 2003.

All other accumulation unit value history can be found in the SAI.

The consolidated balance sheets of Jackson National NY as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003, and the statements of assets and liabilities of JNLNY Separate Account I as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the SAI.

================================================================================
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT, AS THEN CURRENTLY AVAILABLE.
================================================================================

                              THE ANNUITY CONTRACT

Your Contract is a Contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We generally will not issue a Contract to someone older than 90. You may allocate your contract values to

     o our Guaranteed Fixed Accounts, as may be made available by us, or as may be otherwise limited by us; or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

================================================================================
WE  ARE A  LIFE  INSURANCE  COMPANY  AND  ISSUE  ANNUITIES  AND  LIFE  INSURANCE
CONTRACTS.
================================================================================

                               JACKSON NATIONAL NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner; the number and type of Contracts issued to each owner; and records with respect to the value of each Contract.


Jackson National NY is working to provide statements/correspondence/information electronically. When this program is available, Jackson National NY will, if possible, forward statements/correspondence/ information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center in writing.

================================================================================
THE GUARANTEED FIXED ACCOUNTS ARE NOT SECURITIES. YOUR ALLOCATIONS TO ANY GUARANTEED FIXED ACCOUNT WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT GUARANTEED FIXED ACCOUNT.
================================================================================

                          THE GUARANTEED FIXED ACCOUNTS

Contract value that you allocate to a Guaranteed Fixed Account option will be placed with other assets in our general account. The Guaranteed Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Guaranteed Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. We reserve the right to limit the availability of the 3, 5, or 7 year Guaranteed Fixed Account options. Accordingly, before purchasing a Contract, you should consult your Jackson National NY representative with respect to the current availability of Guaranteed Fixed Accounts and their limitations.

Each available GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (for example, one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account only if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than your premium payments (minus any applicable premium tax) and transfers allocated to the Guaranteed Fixed Accounts, minus transfers, withdrawals and charges from the Guaranteed Fixed Accounts, accumulated at 1.5% per year (3% per year for Contracts issued prior to September 22, 2003), minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts, as supplemented by our administrative requirements relating to transfers.

For contracts purchased on or after September 22, 2003, if the 2% or 3% contract enhancement is selected, allocations to the three, five and seven year Guaranteed Fixed Account are prohibited until the end of the recapture charge period for the enhancement.

================================================================================
BOTH THE AVAILABILITY OF GUARANTEED FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE GUARANTEED FIXED OPTIONS, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE LIMITATIONS.
================================================================================

                              THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

================================================================================
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE FUNDS.
================================================================================

                              INVESTMENT DIVISIONS

You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


                                                          THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS


          ==================================== =========================================== ==========================
                                                                                            INVESTMENT ADVISER (AND
                     NAME OF FUND                         INVESTMENT OBJECTIVE                   SUB-ADVISER)
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/AIM Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and AIM
                                               assets plus the amount of any borrowings    Capital Management, Inc.)
                                               for investment purposes) in securities of
                                               large-capitalization companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/AIM Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small-cap companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Alger Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Alliance Capital Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Eagle Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Eagle SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/FMR Balanced                     Seeks income and capital growth,            Jackson National Asset
                                               consistent reasonable risk by investing     Management, LLC (and
                                               60% of its assets in securities and the     Fidelity Management &
                                               remainder n bonds and other debt            Research Company)
                                               securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/FMR Capital Growth               Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities issued by           Management, LLC (and
                                               medium-sized companies.                     Fidelity Management &
                                                                                           Research Company)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/JPMorgan International Value     Seeks high total return from a portfolio    Jackson National Asset
                                               of equity securities of foreign companies   Management, LLC (and
                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Lazard Mid Cap Value             Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Lazard Small Cap Value           Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index                            500(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 MidCap Index                     400(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in equity securities    Mellon Capital
                                               of medium capitalization weighted           Management Corporation)
                                               domestic corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R)Index to provide long-term   Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital
                                               securities of small- to mid-size domestic   Management Corporation)
                                               corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free Index to   Mellon Capital
                                               provide long-term capital growth by         Management Corporation)
                                               investing in international equity
                                               securities attempting to match
                                               the characteristics of each
                                               country within the index.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks to exceed the performance of the      Jackson National Asset
          Enhanced S&P 500 Stock Index         S&P 500 Index by tilting towards stocks     Management, LLC (and
                                               having higher expected return while         Mellon Capital
                                               maintaining overall index characteristics.  Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Oppenheimer Global Growth        Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Oppenheimer Growth               Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large- and mid-capitalization.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/PIMCO Total Return Bond          Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/PPM America Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/PPM America High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/PPM America Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/PPM America Value                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and PPM
                                               assets in common stocks of domestic         America, Inc.)
                                               companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Putnam Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Putnam International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Putnam Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S.             Management, LLC (and
                                               mid-capitalization companies with a focus   Putnam Investment
                                               on growth stocks which are stocks whose     Management, Inc.)
                                               earnings the sub-adviser believes are
                                               likely to grow faster than the economy as
                                               a whole.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Putnam Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Salomon Brothers Strategic Bond  Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc.)
                                               any borrowings for investment
                                               purposes) in a globally diverse
                                               portfolio of fixed-income
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Salomon Brothers U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in: (i) U.S.       Management Inc.)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Select Large Cap Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Wellington Management
                                               for investment purposes) in a diversified   Company, LLP)
                                               portfolio of common stocks of large U.S.
                                               companies selected for their growth
                                               potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Select Global Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Wellington Management
                                               for investment purposes) in a diversified   Company, LLP)
                                               portfolio of equity securities of foreign
                                               and domestic issuers.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/T. Rowe Price Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/T. Rowe Price Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and T.
                                               assets (net assets plus the amount of any   Rowe Price Associates,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of common stocks of
                                               medium-sized (mid-cap) U.S. companies
                                               which the sub-adviser expects to grow at
                                               a faster rate than the average company.
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/T. Rowe Price Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued.  Income is a secondary         Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Aggressive Growth I          Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Conservative Growth I        Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Equity Aggressive Growth I   Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Equity Growth I              Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Moderate Growth I            Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor's
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Very Aggressive Growth I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the Fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/S&P Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          JNLNY VARIABLE FUND I LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          DowSM 10                             of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          S&P(R) 10                            of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Global 15                            of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management 25     Seeks total return through a combination    Jackson National Asset
                                               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Select Small-Cap                     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Communications Sector                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Consumer Brands Sector               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Energy Sector                        of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Financial Sector                     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Pharmaceutical/Healthcare Sector     of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Technology Sector                    of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)


          ------------------------------------ ------------------------------------------- --------------------------


The  investment  objectives  and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

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YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
================================================================================

                                CONTRACT CHARGES

There are charges associated with your Contract that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense charges. On an annual basis, these charges equal 1.20% (1.25% prior to September 22, 2003, 1.10% prior to May 3, 2004) of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract anniversary or upon full withdrawal and is taken from the Investment Divisions and Guaranteed Fixed Account options based on the proportion their respective value bears to the contract value.

We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Guaranteed Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

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o WITHDRAWAL CHARGES APPLY TO PARTIAL WITHDRAWALS IN EXCESS OF FREE WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.

o    FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO
     A TOTAL WITHDRAWAL.
================================================================================

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three with three-year withdrawal charge option or five with five-year withdrawal charge option) years without being withdrawn), PLUS

     o EARNINGS (excess of contract value in the Allocation Options over remaining premium in these Options)

     o    ADDITIONAL FREE WITHDRAWALS

          o during each Contract year (the first withdrawal during a Contract year for Contracts purchased prior to September 22, 2003), 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an excess interest adjustment, and that have not been previously withdrawn, MINUS earnings (minimum distribution requirements will reduce the 10% free withdrawal amount), OR

          o if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract year, 20% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an excess interest adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract year), minus earnings.

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    partial withdrawals in excess of the free withdrawal amounts, or

     o    total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                                     WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
                           COMPLETED YEARS
                           SINCE RECEIPT OF       0         1        2        3        4        5        6       7+
                           PREMIUM

                           WITHDRAWAL CHARGE      7%       6%       5%       4%       3%       2%       1%        0

                           WITHDRAWAL CHARGE
                           IF FIVE-YEAR          6.5%      5%       3%       2%       1%        0        0        0
                           PERIOD IS ELECTED


                           WITHDRAWAL CHARGE
                           IF THREE-YEAR          6%      4.5%      2%        0        0        0        0        0
                           PERIOD IS ELECTED

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

     o income payments (but the withdrawal charge is deducted on the income date if that date is within 13 months of the issue date);

     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the entire withdrawal will be subject to the withdrawal charge, if applicable); or

     o withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National NY or any of our affiliates. For internal exchanges we will waive the withdrawal charge on existing contracts that have a surrender charge of 7% or less.

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CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT THOSE ENDORSEMENTS.
================================================================================

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates which will not be less than the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT               2%                3%               4%/21/

CHARGE (ON AN ANNUAL BASIS)        0.395%            0.42%            0.56%

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
        CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
        CONTRACT ENHANCEMENT IS SELECTED)
        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
        Premium Payment/20/
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0          0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%       0
        Recapture Charge (4% Credit)/20/     4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%       0

We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    income payments paid during the income phase;

     o    withdrawals taken under your Contract's free withdrawal provisions;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; or

     o withdrawals of up to $250,000 from the Separate Account or from the Guaranteed Fixed Accounts if you need extended hospital or nursing home care as provided in your Contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select the optional death benefit available under your Contract, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .15% (.075% if elected prior September 22, 2003, .1125% prior to May 3, 2004) of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value at the end of each calendar quarter and upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 53 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the Guaranteed Minimum Withdrawal Benefit, you will pay .35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge will increase to .55% upon the first election of a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of .70%. The "step-up" is explained on page 49 below. We stop deducting this charge upon the earlier of the date you annuitize or if your contract value falls to zero.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay .45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC.

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IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE CHARGE YOU FOR THOSE TAXES.
================================================================================

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 3.5% depending on the state.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

================================================================================
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
================================================================================

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between .30% and .45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson
National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

                                    PURCHASES
                           MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

                           MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.

                           MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMWB and the GMIB.

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YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS FIXED ACCOUNTS) AT ANY ONE TIME.
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ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

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OPTIONAL CONTRACT ENHANCEMENTS ARE MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR INITIAL PREMIUM PAYMENT.
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OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected (for Contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is unavailable). There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

     o    return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement options work.

Your contract value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson National NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the seventh Contract year (fifth for the 2% Contract Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven Contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of contract value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    withdrawals under our Extended Care Benefit. (See p. 47 below.)

For Contracts purchased on or after September 22, 2003, selection of the 2% and 3% Contract Enhancements will prohibit allocation or transfer of any premium to the 3, 5, or 7 year Guaranteed Fixed Accounts during the recapture periods and the 4% Contract Enhancement is not available.

If you purchased your Contract between March 18, 2003, and September 21, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. If you purchased your Contract between July 14, 2003 and September 21, 2003, the 2% Contract Enhancement was not available.

The 3% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account Options are available. You should consult your Jackson National NY representative with respect to the current availability of 3, 5, 7 year Guaranteed Fixed Accounts and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

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THE VALUE OF YOUR ALLOCATIONS TO INVESTMENT DIVISIONS IS MEASURED IN "ACCUMULATION UNITS."
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ACCUMULATION UNITS. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit." During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

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YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
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                                    TRANSFERS

You may transfer your contract value among the Investment Divisions at any time, but transfers between an available Guaranteed Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Guaranteed Fixed Accounts will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer any Fixed Accounts. If a renewal occurs within one year of the income date, the Company will credit interest up to the income date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every Contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order.

If you purchased your contract on or after September 22, 2003, and selected the 2% or 3% Contract Enhancements, transfers of any premium to the 3, 5 or 7 year Guaranteed Fixed Accounts during the recapture period is prohibited.

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WE RESERVE THE RIGHT TO TERMINATE OR MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
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YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE IN WRITING.
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RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.

If we identify a pattern of frequent trading in and out of the sub-accounts, we place the Contract on a watch list, and if the trading pattern continues, we may terminate the transfer privileges, or terminate electronic or telephone transfer privileges or require the transfer instructions to be mailed through regular US postal service, as necessary. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the value of the Contract in the Investment Divisions from which you sought a transfer. We will notify you and your representative in writing within 5 days after the pattern of frequent trading is identified.

Starting May 1, 2004, we will restrict round trip transfers made within 15 calendar days. We will allow redemptions from a sub-account, however, once a complete or partial redemption has been made from a sub-account through a sub-account transfer, you will not be permitted to transfer contract value back into that sub-account within 15 calendar days of the redemption. This restriction will not apply to the money market sub-account, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous 15 days whether the transfer was requested by you or a third party. This restriction is designed to prevent abusive trading practices. If we determine that our goal of curtailing abusive trading practices is not being fulfilled, we may amend or replace the procedure described above without prior notice. We will consider waiving the procedure described above for unanticipated financial emergencies. Please contact our Service Center if your transfer request entails what you believe is a financial emergency.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet Web site, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order.

Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

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WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE 59 1/2.
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                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal;

     o    by electing the Systematic Withdrawal Program;

     o    by electing the Guaranteed Minimum Withdrawal Benefit, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, MINUS any applicable premium tax, annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR EXTENDED CARE. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Separate Account or from the Guaranteed Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is .45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a contract where only the initial payment is made).

If you purchased your Contract between March 18, 2003, and September 21, 2003, the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

20% ADDITIONAL FREE WITHDRAWAL. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your contract value falls below your Guaranteed Withdrawal Balance. ANYTIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement or the 3% Contract Enhancement.

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THE GMWB PERMITS YOU TO MAKE PARTIAL WITHDRAWALS, PRIOR TO THE INCOME DATE, THAT IN TOTAL, EQUAL THE AMOUNT OF NET PREMIUM PAYMENTS MADE. READ CAREFULLY THE TIMING RESTRICTIONS ON ELECTION AND THE VALUES THAT ARE USED IN CALCULATING THIS BENEFIT.
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GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description of the GMWB is supplemented by some examples in Appendix C that may assist you in understanding how the GMWB calculations are made in certain circumstances. The GMWB permits you to make partial withdrawals, prior to the income date that, in total, are guaranteed to equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges that would be paid were you to make a full withdrawal, will be used instead of the net premium payment at issue). The GMWB can be elected after issue (availability may be limited to the issue date) during the 30 calendar day period prior to any contract anniversary and will be effective as of the contract anniversary following receipt of the request in good order. Once elected, the GMWB may not be terminated. We will continue to deduct the charge until the earlier of either annuitization or the date on which the contract value falls to zero. If you elect the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the guaranteed amount available for partial withdrawals (the Guaranteed Withdrawal Balance (GWB)). If you elect the GMWB at a later date (availability may be limited to the issue date), your contract value, less any recapture charges that would be paid were you to make a full withdrawal, on the date we add the endorsement will be used to determine the GWB. The GWB can never be more than $5 million. The GWB is reduced with each withdrawal you take. This will not be available for owners older than age 80 on the issue or election date.

Once the GWB has been determined, we calculate the maximum annual partial withdrawal amount (Guaranteed Annual Withdrawal Amount (GAWA)). Upon election, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract year do not exceed 7%. If you do not take 7% in one Contract year, you may not take more than 7% the next Contract year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. When you make a subsequent premium payment, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.

If you withdraw more than the GAWA in any one Contract year, the GWB may be reduced by more than the amount of the withdrawal, and may be reset to equal the then current contract value. The GAWA may also be reduced.

If the total of your partial withdrawals made in the current Contract year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GWB is equal to the lesser of:

     o the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  contract  value  after  the  partial  withdrawal  , less any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

On or during the 30 calendar day period following certain Contract anniversaries, you may choose to "step-up" the GWB to equal your contract value. The request will be processed and effective on the day we receive the request in good order. No request for a "step-up" will be processed after the 30th calendar day following the Contract anniversary. Your GAWA then becomes the greater of:
(i) 7% of the contract value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your contract value.

If you choose this benefit after your Contract is issued (availability may be limited to the issue date), the first "step-up" must be at least five years after the effective date of the endorsement. Subsequent "step-ups" may not be elected until the fifth Contract anniversary after the previous "step-up" and must be elected during the 30 calendar days following a Contract anniversary. A subsequent step-up may not be elected until the 5th (or later) Contract Anniversary after the latest step-up (by counting the first Contract Anniversary after the step-up as the first Contract Anniversary). On the first "step-up," the GMWB charge will increase. Please see page 39. Before you decide to "step-up," you should contact your JNLNY representative or the Annuity Service Center.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse the spouse retains all rights previously held by the owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract anniversary following the continuation date of the original Contract's issue date. The GMWB endorsement becomes effective on the Contract anniversary following receipt of the request in good order.

If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the contract value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract's issue date).

SURRENDER. If your Contract is surrendered, you will receive your Contract's contract value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.

CONTRACT VALUE IS ZERO. If your contract value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB. All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the owner, your beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

YOU MAY NOT ELECT BOTH THE GMWB AND THE GMIB.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an Interest Rate Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

          o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

          o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

          o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts for the period permitted by law, but not more than six months.

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IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
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                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least one year after the Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date, but the income date may only be changed to a later date, once one has been selected. You must give us written notice at least seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the income date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 (prior to September 22, 2003
- $2,000) to apply toward an income option, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 (prior to September 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (prior to September 22, 2003 - $20).

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THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
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VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

          o the amount of your contract value you allocate to the Investment Division(s) on the income date;

          o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the income date;

          o    which income option you select; and

          o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the annuitant if you select an income option with a life contingency and an assumed investment rate of 3%.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant).

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

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THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINIMUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 10 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
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GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected prior to September 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

          o    you elect it prior to your Contract's issue date;

          o the annuitant is not older than age 75 (78 if this option was elected prior to September 22, 2003) on the issue date; and

          o you exercise it on or within 30 calendar days of your 10th (7th if this option was elected prior to September 22, 2003), or any subsequent Contract anniversary, but in no event later than the 30 calendar day period following the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

          o    the income date (if prior to the effective date of the GMIB);

          o    the  31st  calendar  day   following  the  Contract   anniversary
               immediately after the annuitant's 85th birthday;

          o    the date you make a total withdrawal from the Contract;

          o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

          o if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected prior to September 22, 2003) Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

          o    all premiums you have paid (net of any applicable premium taxes);
               PLUS

          o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

          o an adjustment (described below) for any withdrawals (including any applicable charges and excess interest adjustments to those withdrawals); MINUS

          o annual contract maintenance charges, transfer charges and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement,; and MINUS

          o    any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the Exercise Date (the compounding is unavailable if this option was elected prior to September 22, 2003);

All adjustments for Premiums, Contract Enhancements, charges and taxes are made on the date of the applicable listed events and their transaction. All withdrawal adjustments are made at the end of the Contract Year and on the Exercise Date. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example the calculations for a contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows . Assume the owner takes a gross withdrawal during the contract year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the contract year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the annual contract maintenance charge of $35 which is assessed on any contract anniversary when the Contract Value is less than $50,000; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485. This example does not take into account taxes.

AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

          o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

          o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

          o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

          o    any annual contract maintenance charge,  transfer charge, and any
               applicable   non-asset  based  charges  due  under  any  optional
               endorsement deducted after that Contract anniversary; and MINUS

          o    any taxes deducted after that Contract anniversary.

All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

          o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

          o any withdrawals (including related charges and excess interest adjustments); MINUS

          o    annual contract  maintenance  charges,  transfer  charges and any
               applicable   non-asset  based  charges  due  under  any  optional
               endorsement (other than the GMIB charge); and MINUS

          o    taxes incurred since that Contract was issued.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMWB AND THE GMIB.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 3, 2004, PLEASE SEE APPENDIX E FOR A DESCRIPTION OF THE GMIB.

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IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT LEAST THE GREATER OF YOUR CONTRACT VALUE OR YOUR NET PREMIUM PAYMENTS.
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                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The death benefit paid will be the basic death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO SEPTEMBER 22, 2003, PLEASE SEE APPENDIX D FOR A DESCRIPTION OF YOUR BASIC DEATH BENEFIT.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spouse beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

          o your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

          o the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:

          o    single lump sum payment; or

          o payment of entire death benefit within five years of the date of death; or

          o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special
Spousal Continuation Option is one way to continue your Contract. See the "Special Spousal Continuation Option" section below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by law.

OPTIONAL DEATH BENEFIT. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting the Highest Anniversary Value Death Benefit Endorsement:

     HIGHEST ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

     (a) Your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustment for withdrawals), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from contract value) since your Contract was issued; or

     (c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments for withdrawals), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

For purposes of calculating (c), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items (c) above in the same proportion that the contract value was reduced on the date of that withdrawal.

You may not elect the Highest Anniversary Value Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select this option.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If the Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by law.

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A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT. IN THAT CASE, THE CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
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DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining guaranteed payments will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

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TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED IN A WITHDRAWAL, INCOME PAYMENT OR LOAN. EARNINGS ARE ASSUMED TO BE THE FIRST AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART RETURN OF PREMIUM.
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                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

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WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
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WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX CONTRIBUTIONS, IF ANY).
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TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified contract will be taxable except to the extent they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract owner had no liability for the fees and

     o    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

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DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
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DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 55 Investment Divisions and 4 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

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SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
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DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Accounts is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Accounts from the one-year Guaranteed Fixed Accounts or any of the Investment Divisions. In the case of transfers from the one-year Guaranteed Fixed Accounts or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option and the JNL/PPM Money Market Fund).

REBALANCING. You can arrange to have us automatically reallocate your contract value among Investment Divisions and the one-year Guaranteed Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

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YOUR CONTRACT HAS A FREE LOOK PERIOD OF 20 DAYS.
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FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it.

We will return

     o    the contract value in the Investment Divisions, PLUS

     o any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, PLUS

     o the full amount of premium you allocated to the Guaranteed Fixed Accounts (minus any withdrawals), minus

     o    any withdrawals and applicable Contract Enhancement recapture charge.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

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WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
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ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

================================================================================
WE LIMIT AND RESERVE THE RIGHT TO FURTHER LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL DISADVANTAGE OTHER CONTRACT OWNERS.
================================================================================

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to 2001, we required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other Contract owners. We no longer require an agreement as we limit such transfers as described below, and in the "Transfers" section of this Prospectus. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that we believe will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under the dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when we receive notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, we will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life Insurance Company of New York is a party.

Jackson National Life Insurance Company ("Jackson National" or "JNL"), Jackson National NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;


     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ..............................................2

Services .....................................................................2

Purchase of Securities Being Offered .........................................3

Underwriters .................................................................3

Calculation of Performance ...................................................3

Additional Tax Information ...................................................6

Net Investment Factor .......................................................17

Financial Statements ........................................................18

Accumulation Unit Value ....................................................A-1

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Trust The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

     o THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.

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                                                              APPENDIX B

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY EXAMPLE 1
  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4
            3.00%  : Contract Enhancement
            2.00%  : Recapture Charge Year 4
            5.00%  : Net Return

  AT END OF YEAR 4
       125,197.14  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        25,197.14  : Earnings
        79,577.51  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       104,744.65  : Total Gross Withdrawal

       104,774.65  : Total Gross Withdrawal
        -3,183.10  : Withdrawal Charge
        -1,591.55  : Recapture Charge
       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
  JNL/NY EXAMPLE 2
  -----------------------------------------------------------------------------------------------------------------
          10/1/03
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.00%  : Recapture Charge Contribution Year 3
          12/1/03
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            3.00%  : Recapture Charge Contribution Year 2

            3.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/05
       206,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         6,000.00  : Earnings
        14,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal
                     Charge and Recapture Charge)
         40,659.34 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
       160,659.34  : Total Gross Withdrawal

       160,659.34  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,000.00  : Recapture Charge from Premium 1
        -2,439.56  : Withdrawal Charge from Premium 2
        -1,219.78  : Recapture Charge from Premium 2
       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment. o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your contract value ($150,000). This equals $90,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the contract value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your contract value ($150,000). This equals $110,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract value is $80,000 at the time of withdrawal, then

o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract value ($80,000). This equals $30,000 and is your new Contract value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                   APPENDIX D

BASIC DEATH BENEFIT FOR CONTRACTS PURCHASED PRIOR TO SEPTEMBER 22, 2003. The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary. The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received.

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spouse beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     o your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     o the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes; or

     o the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a Contract year, minus any withdrawals and withdrawal charges, plus any additional premiums since that day.

The basic death benefit and the optional death benefits, described below can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o payment of entire death benefit within five years of the date of death; or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she can continue the Contract in his/her own name. The Special
Spousal Continuation Option is one way to continue your Contract. See the "Special Spousal Continuation Option" section below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by law.

                                   APPENDIX E

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT FOR CONTRACTS PURCHASED PRIOR TO MAY 3, 2004

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected prior to September 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o the annuitant is not older than age 75 (78 if this option was elected prior to September 22, 2003) on the issue date; and

     o you exercise it on or within 30 calendar days of your 10th (7th if this option was elected prior to September 22, 2003), or any subsequent Contract anniversary, but in no event later than the 30 calendar day period following the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the income date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected prior to September 22, 2003) Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement,; and MINUS

     o    any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the Issue Date until the earlier of the Annuitant's 80th birthday or the Exercise Date (the compounding is unavailable if this option was elected prior to September 22, 2003);

AND (B) IS:

     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

     o    any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract (charges are deducted on a dollar-for-dollar basis). Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. Withdrawals are deducted on a pro-rata basis across all of the Investment Divisions and the Guaranteed Fixed Account options. When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement (other than the GMIB charge); and MINUS

     o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMWB AND THE GMIB.



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QUESTIONS:  If you have any questions about your Contract, you may contact us at:
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ANNUITY SERVICE CENTER:                                   1 (800) 599-5651

         MAIL ADDRESS:                                    P.O. Box 378004, Denver, Colorado 80237


         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,

                                                          Colorado 80237


INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (888) 464-7779

         MAIL ADDRESS:                                    P.O. Box 30901, Lansing, Michigan 48909-8401

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              2900 Westchester Avenue, Purchase, New York 10577





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1 Withdrawal charges are deducted on the income date if that date is within 13 months of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawal. The withdrawal charge is a seven year schedule. When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

2 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals. The Contract Enhancement recapture charge is the same for the first 24 months. As of September 22, 2003, selection of the 2% and 3% Contract Enhancements will prohibit allocation or transfer of any premium to the 3, 5, or 7 Guaranteed Fixed Accounts during the recapture periods.

3 For contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is unavailable.

4 Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.

5 On a calendar quarter basis, the charge is .15% of the GMIB Benefit Base. For Contract owners who elected this benefit prior to September 22, 2003, the charge is .30% of the GMIB Benefit Base (on a calendar quarter basis, the charge is ..075% of the GMIB Benefit Base) and for contract owners who elected the benefit prior to May 3, 2004, the charge is .45% (on a calendar quarter basis, the charge is .1125% of the GMIB Benefit Base).If you purchased your Contract prior to May 3, 2004, please see Appendix E for a description of the GMIB. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 53 below.

6 This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

7 For contract owners who purchased their contracts prior to September 22, 2003, the Mortality and Expense Risk charge is 1.25%. In addition, these contracts included the Highest Anniversary Value Death Benefit. For contract owners who purchased their contracts prior to May 3, 2004, the Mortality and Expense Risk charge is 1.10%.

8 If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first
Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

9 This charge is only deducted for the first five Contract years.

10 These charges are only deducted for the first seven Contract years. For contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is not available.

11 The current charge for the GMWB is .35%, and currently there is an increase in the charge to .55% when you elect a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up," subject to a maximum charge of .70%.

12 The Highest Anniversary Value Death Benefit, the 20% Additional Free Withdrawal, the Five-Year Withdrawal Period, the 2% Contract Enhancement and the maximum possible charge for the GMWB are assumed to be selected. For contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is not available and if the 2% or 3% Contract Enhancement is selected, the 3, 5 and 7 year Guaranteed Fixed Accounts are not available until after the recapture charge period. You may not elect both the GMIB and GMWB. You may not elect the 20% Additional Free Withdrawal with the 3% Contract Enhancement or the Three Year Withdrawal period.

13 Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

14 The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

15 Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

16 Other Expenses reflect the fees and expense of the disinterested Managers and of independent legal counsel to the disinterested Managers.

17 UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77% to 1.38% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Fund I..........................  1.093%
         JNL/S&P Moderate Growth Fund I..............................  1.129%
         JNL/S&P Aggressive Growth Fund I............................  1.167%
         JNL/S&P Very Aggressive Growth Fund I.......................  1.202%
         JNL/S&P Equity Growth Fund I................................  1.195%
         JNL/S&P Equity Aggressive Growth Fund I.....................  1.196%
         S&P/JNL Core Index 50 Fund .................................  1.038%
         S&P/JNL Core Index 75 Fund .................................. 0.950%
         S&P/JNL Core Index 100 Fund ................................. 0.855%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

18 DOW JONES NAME. "Dow Jones", "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

19 The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

20 For Contracts purchased on or after September 22, 2003, the 4% Contract Enhancement is not available.

21 Any applicable Contract Enhancement recapture charges are deducted on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if the contract is returned during the free look period. We do not deduct the recapture charge from amounts applied to an income option on the income date.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004



                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORKSM



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.





                                TABLE OF CONTENTS
                                                                 PAGE

General Information and History.....................................2
Services............................................................2
Purchase of Securities Being Offered................................3
Underwriters........................................................3
Calculation of Performance..........................................3
Additional Tax Information..........................................6
Net Investment Factor .............................................17
Financial Statements ..............................................19
Accumulation Unit Values..........................................A-1

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National(R) NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National NY is the custodian of the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 300 East Wacker Drive, Suite 1400, Chicago, Illinois 60601.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.

The aggregate amount of underwriting  commissions paid to  broker/dealers  were:
$3,444.330 in 2002and $13,261,966 in 2003. The product was not available in 2001. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[OBJECT OMITTED]

Where:

      a  =  net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
      b  =  expenses for the Investment Division accrued for the period (net of reimbursements).
      c  =  the average daily number of accumulation units outstanding during the period.
      d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 55 Investment Divisions and 4 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

          o    attains age 701/2,

          o    severs employment,

          o    dies, or

          o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                           JNLNY SEPARATE ACCOUNT - I

                               [GRAPHIC OMITTED]

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 2003


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                              JNL/AIM            JNL/AIM             JNL/AIM          JNL/Alger
                                              Large Cap      Premier Equity II      Small Cap           Growth
                                          Growth Portfolio      Portfolio       Growth Portfolio      Portfolio
                                          -----------------  -----------------  ------------------ -----------------
ASSETS
Investments, at value (a)                      $ 1,356,428          $ 407,432         $ 2,531,475       $ 7,075,708
Receivables:
   Investment securities sold                       15,941                239                 846               470
   Sub-account units sold                           15,488                  -              16,572                 -
                                          -----------------  -----------------  ------------------ -----------------
TOTAL ASSETS                                     1,387,857            407,671           2,548,893         7,076,178
                                          -----------------  -----------------  ------------------ -----------------

LIABILITIES
Payables:
   Investment securities purchased                  15,488                  -              16,572                 -
   Sub-account units redeemed                       15,877                220                 732               188
   Insurance fees due to Jackson National
      Life of New York                                  64                 19                 114               282
                                          -----------------  -----------------  ------------------ -----------------
TOTAL LIABILITIES                                   31,429                239              17,418               470
                                          -----------------  -----------------  ------------------ -----------------
NET ASSETS (NOTE 6)                            $ 1,356,428          $ 407,432         $ 2,531,475       $ 7,075,708
----------------------------------------  =================  =================  ================== =================


(a)  Investment shares                             127,844             42,047             216,922           479,384
     Investments at cost                       $ 1,250,849          $ 394,371         $ 2,330,409       $ 8,442,254




                                              JNL/Alliance         JNL/Curian          JNL/Curian          JNL/Curian
                                                Capital                25            Communications      Consumer Brands
                                            Growth Portfolio        Portfolio       Sector Portfolio    Sector Portfolio
                                          ---------------------  ----------------  -------------------  ------------------
ASSETS
Investments, at value (a)                          $ 2,402,216       $ 7,121,571                  $ -                 $ -
Receivables:
   Investment securities sold                              288               740                5,448               4,888
   Sub-account units sold                                    -                 -                    -                   -
                                          ---------------------  ----------------  -------------------  ------------------
TOTAL ASSETS                                         2,402,504         7,122,311                5,448               4,888
                                          ---------------------  ----------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                           -                 -                    -                   -
   Sub-account units redeemed                              181               382                5,448               4,888
   Insurance fees due to Jackson National
      Life of New York                                     107               358                    -                   -
                                          ---------------------  ----------------  -------------------  ------------------
TOTAL LIABILITIES                                          288               740                5,448               4,888
                                          ---------------------  ----------------  -------------------  ------------------
NET ASSETS (NOTE 6)                                $ 2,402,216       $ 7,121,571                  $ -                 $ -
----------------------------------------  =====================  ================  ===================  ==================


(a)  Investment shares                                 242,159           521,345                               -        -
     Investments at cost                           $ 2,359,425       $ 5,619,808                  $ -                 $ -




                                                                  JNL/Curian
                                              JNL/Curian           Enhanced
                                                Energy           S&P 500 Stock
                                           Sector Portfolio     Index Portfolio
                                          -------------------  ------------------
ASSETS
Investments, at value (a)                                $ -         $ 1,155,705
Receivables:
   Investment securities sold                          5,374              16,184
   Sub-account units sold                                  -              16,113
                                          -------------------  ------------------
TOTAL ASSETS                                           5,374           1,188,002
                                          -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -              16,113
   Sub-account units redeemed                          5,374              16,130
   Insurance fees due to Jackson National
      Life of New York                                     -                  54
                                          -------------------  ------------------
TOTAL LIABILITIES                                      5,374              32,297
                                          -------------------  ------------------
NET ASSETS (NOTE 6)                                      $ -         $ 1,155,705
----------------------------------------  ===================  ==================


(a)  Investment shares                                     -             145,738
     Investments at cost                                 $ -         $ 1,043,517

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                                     JNL/Curian
                                              JNL/Curian         JNL/Curian       Pharmaceutical/          JNL/Curian
                                              Financial            Global            Healthcare          S&P 400 MidCap
                                           Sector Portfolio     15 Portfolio      Sector Portfolio      Index Portfolio
                                          ------------------- -----------------  -------------------  ---------------------
ASSETS
Investments, at value (a)                           $ 24,017       $ 1,357,402             $ 34,528            $ 2,079,634
Receivables:
   Investment securities sold                          5,220               134                5,214                    143
   Sub-account units sold                                  -               115                    -                120,036
                                          ------------------- -----------------  -------------------  ---------------------
TOTAL ASSETS                                          29,237         1,357,651               39,742              2,199,813
                                          ------------------- -----------------  -------------------  ---------------------

LIABILITIES
Payables:
   Investment securities purchased                         -               115                    -                120,036
   Sub-account units redeemed                          5,218                66                5,212                     43
   Insurance fees due to Jackson National
      Life of New York                                     2                68                    2                    100
                                          ------------------- -----------------  -------------------  ---------------------
TOTAL LIABILITIES                                      5,220               249                5,214                120,179
                                          ------------------- -----------------  -------------------  ---------------------
NET ASSETS (NOTE 6)                                 $ 24,017       $ 1,357,402             $ 34,528            $ 2,079,634
----------------------------------------  =================== =================  ===================  =====================


(a)  Investment shares                                 2,076           107,220                3,061                181,311
     Investments at cost                            $ 23,508       $ 1,209,242             $ 33,911            $ 1,854,910



                                               JNL/Curian          JNL/Curian           JNL/Curian          JNL/Curian
                                                S&P 500             Small-Cap           Small Cap           Technology
                                            Index Portfolio         Portfolio        Index Portfolio     Sector Portfolio
                                          ----------------------------------------  -------------------  ------------------
ASSETS
Investments, at value (a)                          $ 4,370,817        $ 6,217,015          $ 2,844,286                 $ -
Receivables:
   Investment securities sold                              308                366                  182               4,837
   Sub-account units sold                               20,600            160,529                    -                   -
                                          --------------------- ------------------  -------------------  ------------------
TOTAL ASSETS                                         4,391,725          6,377,910            2,844,468               4,837
                                          --------------------- ------------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                      20,600            160,529                    -                   -
   Sub-account units redeemed                               92                 65                   47               4,837
   Insurance fees due to Jackson National
      Life of New York                                     216                301                  135                   -
                                          --------------------- ------------------  -------------------  ------------------
TOTAL LIABILITIES                                       20,908            160,895                  182               4,837
                                          --------------------- ------------------  -------------------  ------------------
NET ASSETS (NOTE 6)                                $ 4,370,817        $ 6,217,015          $ 2,844,286                 $ -
----------------------------------------  ===================== ==================  ===================  ==================


(a)  Investment shares                                 444,189            385,910              248,192                   -
     Investments at cost                           $ 3,972,471        $ 5,056,405          $ 2,504,472                 $ -




                                              JNL/Curian          JNL/Curian
                                              The Dow SM           The S&P(R)
                                             10 Portfolio        10 Portfolio
                                          -------------------- -----------------
ASSETS
Investments, at value (a)                         $ 8,608,042       $ 8,406,164
Receivables:
   Investment securities sold                             915               525
   Sub-account units sold                              16,121                36
                                          -------------------- -----------------
TOTAL ASSETS                                        8,625,078         8,406,725
                                          -------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                     16,121                36
   Sub-account units redeemed                             481               101
   Insurance fees due to Jackson National
      Life of New York                                    434               424
                                          -------------------- -----------------
TOTAL LIABILITIES                                      17,036               561
                                          -------------------- -----------------
NET ASSETS (NOTE 6)                               $ 8,608,042       $ 8,406,164
----------------------------------------  ==================== =================


(a)  Investment shares                                608,772           728,437
     Investments at cost                          $ 7,208,937       $ 7,315,430

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                              JNL/Eagle           JNL/Eagle           JNL/Janus           JNL/Janus
                                             Core Equity          SmallCap           Aggressive           Balanced
                                              Portfolio       Equity Portfolio    Growth Portfolio        Portfolio
                                          --------------------------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                       $ 2,925,022         $ 3,055,631         $ 6,730,375         $ 4,997,027
Receivables:
   Investment securities sold                           317                 130                 277                 386
   Sub-account units sold                                 -               3,054                   -                  54
                                          ------------------  ------------------  ------------------  ------------------
TOTAL ASSETS                                      2,925,339           3,058,815           6,730,652           4,997,467
                                          ------------------  ------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                        -               3,054                   -                  54
   Sub-account units redeemed                           189                   -                  15                 163
   Insurance fees due to Jackson National
      Life of New York                                  128                 130                 262                 223
                                          ------------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES                                       317               3,184                 277                 440
                                          ------------------  ------------------  ------------------  ------------------
NET ASSETS (NOTE 6)                             $ 2,925,022         $ 3,055,631         $ 6,730,375         $ 4,997,027
----------------------------------------  ==================  ==================  ==================  ==================


(a)  Investment shares                              206,424             181,775             381,324             539,054
     Investments at cost                        $ 2,844,638         $ 2,767,093         $ 9,923,167         $ 4,859,558


                                               JNL/Janus           JNL/Janus          JNL/JPMorgan          JNL/Lazard
                                            Capital Growth      Global Equities      International           Mid Cap
                                               Portfolio           Portfolio        Value Portfolio      Value Portfolio
                                          -------------------- ------------------- -------------------  -------------------
ASSETS
Investments, at value (a)                         $ 6,074,117         $ 3,864,680           $ 775,151          $ 1,954,059
Receivables:
   Investment securities sold                             386                 155                  57               10,637
   Sub-account units sold                                   -                   -              18,578               15,709
                                          -------------------- ------------------- -------------------  -------------------
TOTAL ASSETS                                        6,074,503           3,864,835             793,786            1,980,405
                                          -------------------- ------------------- -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                          -                   -              18,578               15,709
   Sub-account units redeemed                             147                   7                  22               10,543
   Insurance fees due to Jackson National
      Life of New York                                    239                 148                  35                   94
                                          -------------------- ------------------- -------------------  -------------------
TOTAL LIABILITIES                                         386                 155              18,635               26,346
                                          -------------------- ------------------- -------------------  -------------------
NET ASSETS (NOTE 6)                               $ 6,074,117         $ 3,864,680           $ 775,151          $ 1,954,059
----------------------------------------  ==================== =================== ===================  ===================


(a)  Investment shares                                457,388             221,726             101,327              148,485
     Investments at cost                         $ 10,773,253         $ 6,413,050           $ 683,508          $ 1,788,074



                                                                      JNL/
                                                                 Mellon Capital
                                              JNL/Lazard           Management
                                              Small Cap            Bond Index
                                           Value Portfolio          Portfolio
                                          -------------------  --------------------
ASSETS
Investments, at value (a)                        $ 3,162,272             $ 566,618
Receivables:
   Investment securities sold                         38,302                    29
   Sub-account units sold                             22,854                     -
                                          -------------------  --------------------
TOTAL ASSETS                                       3,223,428               566,647
                                          -------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                    22,854                     -
   Sub-account units redeemed                         38,160                     -
   Insurance fees due to Jackson National
      Life of New York                                   142                    29
                                          -------------------  --------------------
TOTAL LIABILITIES                                     61,156                    29
                                          -------------------  --------------------
NET ASSETS (NOTE 6)                              $ 3,162,272             $ 566,618
----------------------------------------  ===================  ====================


(a)  Investment shares                               242,320                54,067
     Investments at cost                         $ 2,655,372             $ 579,290

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                            JNL/Mellon Capital
                                                Management           JNL/Oppenheimer        JNL/Oppenheimer          JNL/PIMCO
                                              International           Global Growth              Growth             Total Return
                                             Index Portfolio            Portfolio              Portfolio           Bond Portfolio
                                          ----------------------- ----------------------  ---------------------  -------------------
ASSETS
Investments, at value (a)                              $ 662,506            $ 2,389,409              $ 680,466          $ 8,874,523
Receivables:
   Investment securities sold                             10,967                    238                     32                  503
   Sub-account units sold                                 10,884                 10,180                      -                5,702
                                          ----------------------- ----------------------  ---------------------  -------------------
TOTAL ASSETS                                             684,357              2,399,827                680,498            8,880,728
                                          ----------------------- ----------------------  ---------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                        10,884                 10,180                      -                5,702
   Sub-account units redeemed                             10,932                    129                      -                   77
   Insurance fees due to Jackson National
      Life of New York                                        35                    109                     32                  426
                                          ----------------------- ----------------------  ---------------------  -------------------
TOTAL LIABILITIES                                         21,851                 10,418                     32                6,205
                                          ----------------------- ----------------------  ---------------------  -------------------
NET ASSETS (NOTE 6)                                    $ 662,506            $ 2,389,409              $ 680,466          $ 8,874,523
----------------------------------------  ======================= ======================  =====================  ===================


(a)  Investment shares                                    57,861                236,108                 82,182              754,636
     Investments at cost                               $ 608,499            $ 2,078,627              $ 688,803          $ 8,819,282



                                            JNL/PPM America            JNL/PPM          JNL/PPM America          JNL/PPM
                                                Balanced         America High Yield           Money           America Value
                                               Portfolio           Bond Portfolio       Market Portfolio        Portfolio
                                          ---------------------  --------------------  -------------------  ------------------
ASSETS
Investments, at value (a)                          $ 8,248,656          $ 11,550,577          $ 2,366,552         $ 1,133,160
Receivables:
   Investment securities sold                           39,974                16,216                   99                 162
   Sub-account units sold                               16,000                38,468                    -                   -
                                          ---------------------  --------------------  -------------------  ------------------
TOTAL ASSETS                                         8,304,630            11,605,261            2,366,651           1,133,322
                                          ---------------------  --------------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                      16,000                38,468                    -                   -
   Sub-account units redeemed                           39,617                15,656                    -                 101
   Insurance fees due to Jackson National
      Life of New York                                     357                   560                   99                  61
                                          ---------------------  --------------------  -------------------  ------------------
TOTAL LIABILITIES                                       55,974                54,684                   99                 162
                                          ---------------------  --------------------  -------------------  ------------------
NET ASSETS (NOTE 6)                                $ 8,248,656          $ 11,550,577          $ 2,366,552         $ 1,133,160
----------------------------------------  =====================  ====================  ===================  ==================


(a)  Investment shares                                 530,460             1,327,653            2,366,552              77,086
     Investments at cost                           $ 7,318,222          $ 11,343,728          $ 2,365,804         $ 1,037,974


                                             JNL/Putnam         JNL/Putnam
                                                Equity        International
                                              Portfolio       Equity Portfolio
                                          ------------------  ---------------
ASSETS
Investments, at value (a)                       $ 3,386,462      $ 2,388,582
Receivables:
   Investment securities sold                           141              971
   Sub-account units sold                             7,974                -
                                          ------------------  ---------------
TOTAL ASSETS                                      3,394,577        2,389,553
                                          ------------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                    7,974                -
   Sub-account units redeemed                             7              872
   Insurance fees due to Jackson National
      Life of New York                                  134               99
                                          ------------------  ---------------
TOTAL LIABILITIES                                     8,115              971
                                          ------------------  ---------------
NET ASSETS (NOTE 6)                             $ 3,386,462      $ 2,388,582
----------------------------------------  ==================  ===============


(a)  Investment shares                              204,744          248,552
     Investments at cost                        $ 4,355,786      $ 2,224,228

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                                         JNL/S&P             JNL/S&P
                                               JNL/Putnam           JNL/Putnam          Aggressive         Conservative
                                             Midcap Growth         Value Equity           Growth              Growth
                                               Portfolio            Portfolio          Portfolio I         Portfolio I
                                          ---------------------  -----------------  ------------------- -------------------
ASSETS
Investments, at value (a)                          $ 1,354,194        $ 6,930,341          $ 7,524,453        $ 19,013,003
Receivables:
   Investment securities sold                              427                294                  323               1,310
   Sub-account units sold                                    -              9,817              400,013              81,600
                                          ---------------------  -----------------  ------------------- -------------------
TOTAL ASSETS                                         1,354,621          6,940,452            7,924,789          19,095,913
                                          ---------------------  -----------------  ------------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                           -              9,817              400,013              81,600
   Sub-account units redeemed                              366                  8                    6                 447
   Insurance fees due to Jackson National
      Life of New York                                      61                286                  317                 863
                                          ---------------------  -----------------  ------------------- -------------------
TOTAL LIABILITIES                                          427             10,111              400,336              82,910
                                          ---------------------  -----------------  ------------------- -------------------
NET ASSETS (NOTE 6)                                $ 1,354,194        $ 6,930,341          $ 7,524,453        $ 19,013,003
----------------------------------------  =====================  =================  =================== ===================


(a)  Investment shares                                 198,562            430,723              711,869           1,742,713
     Investments at cost                           $ 1,392,868        $ 6,922,525          $ 7,703,623        $ 18,107,887


                                                                                                       JNL/S&P Equity
                                            JNL/S&P Core        JNL/S&P Core       JNL/S&P Core          Aggressive
                                              Index 50            Index 75           Index 100             Growth
                                              Portfolio           Portfolio          Portfolio           Portfolio I
                                          ------------------  ------------------ ------------------  --------------------
ASSETS
Investments, at value (a)                         $ 381,083            $ 62,173          $ 521,372           $ 2,020,196
Receivables:
   Investment securities sold                            81                   3                142                   143
   Sub-account units sold                                 -                   -                  -                     -
                                          ------------------  ------------------ ------------------  --------------------
TOTAL ASSETS                                        381,164              62,176            521,514             2,020,339
                                          ------------------  ------------------ ------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                        -                   -                  -                     -
   Sub-account units redeemed                            65                   -                116                    56
   Insurance fees due to Jackson National
      Life of New York                                   16                   3                 26                    87
                                          ------------------  ------------------ ------------------  --------------------
TOTAL LIABILITIES                                        81                   3                142                   143
                                          ------------------  ------------------ ------------------  --------------------
NET ASSETS (NOTE 6)                               $ 381,083            $ 62,173          $ 521,372           $ 2,020,196
----------------------------------------  ==================  ================== ==================  ====================


(a)  Investment shares                               37,143               5,984             49,560               211,539
     Investments at cost                          $ 352,941            $ 56,056          $ 490,065           $ 2,213,340


                                                                    JNL/S&P
                                            JNL/S&P Equity         Moderate
                                                Growth              Growth
                                             Portfolio I          Portfolio I
                                          -------------------  ------------------
ASSETS
Investments, at value (a)                       $ 23,903,774        $ 31,118,583
Receivables:
   Investment securities sold                          1,316               5,128
   Sub-account units sold                                  -                   -
                                          -------------------  ------------------
TOTAL ASSETS                                      23,905,090          31,123,711
                                          -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -
   Sub-account units redeemed                            158               3,688
   Insurance fees due to Jackson National
      Life of New York                                 1,158               1,440
                                          -------------------  ------------------
TOTAL LIABILITIES                                      1,316               5,128
                                          -------------------  ------------------
NET ASSETS (NOTE 6)                             $ 23,903,774        $ 31,118,583
----------------------------------------  ===================  ==================


(a)  Investment shares                             2,477,075           2,811,073
     Investments at cost                        $ 22,288,174        $ 29,289,834

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                                           JNL/
                                                JNL/S&P                                  Brothers
                                            Very Aggressive         JNL/Salomon       U.S. Government       JNL/T. Rowe
                                                 Growth           Brothers Global        & Quality       Price Established
                                              Portfolio I         Bond Portfolio      Bond Portfolio      Growth Portfolio
                                          ---------------------  ------------------  ------------------  -------------------
ASSETS
Investments, at value (a)                          $ 1,844,383         $ 4,498,124         $ 7,945,583          $ 5,938,694
Receivables:
   Investment securities sold                              128                 226                 383                  547
   Sub-account units sold                                    -              17,970                   -               25,946
                                          ---------------------  ------------------  ------------------  -------------------
TOTAL ASSETS                                         1,844,511           4,516,320           7,945,966            5,965,187
                                          ---------------------  ------------------  ------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           -              17,970                   -               25,946
   Sub-account units redeemed                               49                  20                  34                  292
   Insurance fees due to Jackson National
      Life of New York                                      79                 206                 349                  255
                                          ---------------------  ------------------  ------------------  -------------------
TOTAL LIABILITIES                                          128              18,196                 383               26,493
                                          ---------------------  ------------------  ------------------  -------------------
NET ASSETS (NOTE 6)                                $ 1,844,383         $ 4,498,124         $ 7,945,583          $ 5,938,694
----------------------------------------  =====================  ==================  ==================  ===================


(a)  Investment shares                                 185,365             394,572             692,727              354,126
     Investments at cost                           $ 1,946,991         $ 4,392,704         $ 8,142,449          $ 5,675,750


                                             JNL/T. Rowe         JNL/T. Rowe
                                            Price Mid-Cap        Price Value
                                           Growth Portfolio       Portfolio
                                          -------------------  -----------------
ASSETS
Investments, at value (a)                        $ 9,382,622        $ 5,680,928
Receivables:
   Investment securities sold                         20,830                475
   Sub-account units sold                            161,410             16,746
                                          -------------------  -----------------
TOTAL ASSETS                                       9,564,862          5,698,149
                                          -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                   161,410             16,746
   Sub-account units redeemed                         20,439                216
   Insurance fees due to Jackson National
      Life of New York                                   391                259
                                          -------------------  -----------------
TOTAL LIABILITIES                                    182,240             17,221
                                          -------------------  -----------------
NET ASSETS (NOTE 6)                              $ 9,382,622        $ 5,680,928
----------------------------------------  ===================  =================


(a)  Investment shares                               376,963            476,988
     Investments at cost                         $ 8,377,892        $ 5,048,917


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                 JNL/AIM              JNL/AIM             JNL/AIM           JNL/Alger
                                                Large Cap        Premier Equity II       Small Cap            Growth
                                            Growth Portfolio         Portfolio       Growth Portfolio       Portfolio
                                           -------------------- -------------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                               $ -                  $ -                $ -                $ -
                                           -------------------- -------------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 5)                            8,824                4,910             16,819             82,564
                                           -------------------- -------------------- ------------------  -----------------
TOTAL EXPENSES                                           8,824                4,910             16,819             82,564
                                           -------------------- -------------------- ------------------  -----------------
                                           -------------------- -------------------- ------------------  -----------------
NET INVESTMENT LOSS                                     (8,824)              (4,910)           (16,819)           (82,564)
                                           -------------------- -------------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                    -                  -                  -
   Investments                                          20,822               (3,048)           (30,837)          (512,282)
Net change in unrealized appreciation
   on investments                                      125,521               66,844            321,716          2,274,478
                                           -------------------- -------------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                       146,343               63,796            290,879          1,762,196
                                           -------------------- -------------------- ------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 137,519             $ 58,886          $ 274,060        $ 1,679,632
------------------------------------------ ==================== ==================== ==================  =================



                                              JNL/Alliance        JNL/Curian           JNL/Curian             JNL/Curian
                                                Capital               25             Communications        Consumer Brands
                                            Growth Portfolio       Portfolio      Sector Portfolio (a)   Sector Portfolio (a)
                                           -------------------  ----------------  --------------------- -----------------------
INVESTMENT INCOME
   Dividends                                              $ -               $ -                    $ -                     $ -
                                           -------------------  ----------------  --------------------- -----------------------

EXPENSES
   Insurance charges (Note 5)                          30,004            63,513                      3                       3
                                           -------------------  ----------------  --------------------- -----------------------
TOTAL EXPENSES                                         30,004            63,513                      3                       3
                                           -------------------  ----------------  --------------------- -----------------------
                                           -------------------  ----------------  --------------------- -----------------------
NET INVESTMENT LOSS                                   (30,004)          (63,513)                    (3)                     (3)
                                           -------------------  ----------------  --------------------- -----------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                 -                      -                       -
   Investments                                       (101,635)           59,852                    351                      91
Net change in unrealized appreciation
   on investments                                     471,854         1,502,965                      -                       -
                                           -------------------  ----------------  --------------------- -----------------------
NET REALIZED AND UNREALIZED GAIN                      370,219         1,562,817                    351                      91
                                           -------------------  ----------------  --------------------- -----------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 340,215       $ 1,499,304                  $ 348                    $ 88
------------------------------------------ ===================  ================  ===================== =======================


                                                                      JNL/Curian
                                                JNL/Curian             Enhanced
                                                  Energy            S&P 500 Stock
                                           Sector Portfolio (a)    Index Portfolio
                                           ---------------------- -------------------
INVESTMENT INCOME
   Dividends                                                 $ -             $ 3,035
                                           ---------------------- -------------------

EXPENSES
   Insurance charges (Note 5)                                  3               6,930
                                           ---------------------- -------------------
TOTAL EXPENSES                                                 3               6,930
                                           ---------------------- -------------------
                                           ---------------------- -------------------
NET INVESTMENT LOSS                                           (3)             (3,895)
                                           ---------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                   -
   Investments                                               278               8,962
Net change in unrealized appreciation
   on investments                                              -             112,301
                                           ---------------------- -------------------
NET REALIZED AND UNREALIZED GAIN                             278             121,263
                                           ---------------------- -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         $ 275           $ 117,368
------------------------------------------ ====================== ===================

(a) Inception date December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                          JNL/Curian
                                                JNL/Curian           JNL/Curian         Pharmaceutical/          JNL/Curian
                                                Financial              Global             Healthcare           S&P 400 MidCap
                                           Sector Portfolio (a)     15 Portfolio     Sector Portfolio (a)      Index Portfolio
                                           ---------------------  ------------------ ----------------------  --------------------
INVESTMENT INCOME
   Dividends                                                $ -                 $ -                    $ -               $ 5,555
                                           ---------------------  ------------------ ----------------------  --------------------

EXPENSES
   Insurance charges (Note 5)                                17               8,781                     21                12,877
                                           ---------------------  ------------------ ----------------------  --------------------
TOTAL EXPENSES                                               17               8,781                     21                12,877
                                           ---------------------  ------------------ ----------------------  --------------------
                                           ---------------------  ------------------ ----------------------  --------------------
NET INVESTMENT LOSS                                         (17)             (8,781)                   (21)               (7,322)
                                           ---------------------  ------------------ ----------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                   -                      -                     -
   Investments                                              111              12,897                     93                11,613
Net change in unrealized appreciation
   on investments                                           509             151,306                    617               224,736
                                           ---------------------  ------------------ ----------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                            620             164,203                    710               236,349
                                           ---------------------  ------------------ ----------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 603           $ 155,422                  $ 689             $ 229,027
------------------------------------------ =====================  ================== ======================  ====================



                                               JNL/Curian          JNL/Curian          JNL/Curian           JNL/Curian
                                                S&P 500             Small-Cap          Small Cap            Technology
                                            Index Portfolio         Portfolio       Index Portfolio     Sector Portfolio (a)
                                           --------------------------------------- -------------------  -------------------
INVESTMENT INCOME
   Dividends                                         $ 33,591                 $ -            $ 10,321                  $ -
                                           -------------------  ------------------ -------------------  -------------------

EXPENSES
   Insurance charges (Note 5)                          26,620              53,822              17,694                    3
                                           -------------------  ------------------ -------------------  -------------------
TOTAL EXPENSES                                         26,620              53,822              17,694                    3
                                           -------------------  ------------------ -------------------  -------------------
                                           -------------------  ------------------ -------------------  -------------------
NET INVESTMENT LOSS                                     6,971             (53,822)             (7,373)                  (3)
                                           -------------------  ------------------ -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             13,082                   -              19,113                    -
   Investments                                          7,007             107,866              25,014                   39
Net change in unrealized appreciation
   on investments                                     399,917           1,161,408             342,865                    -
                                           -------------------  ------------------ -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN                      420,006           1,269,274             386,992                   39
                                           -------------------  ------------------ -------------------  -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 426,977         $ 1,215,452           $ 379,619                 $ 36
------------------------------------------ ===================  ================== ===================  ===================

                                               JNL/Curian         JNL/Curian
                                               The Dow SM          The S&P(R)
                                              10 Portfolio       10 Portfolio
                                           -------------------  ---------------
INVESTMENT INCOME
   Dividends                                              $ -              $ -
                                           -------------------  ---------------

EXPENSES
   Insurance charges (Note 5)                          68,475           79,077
                                           -------------------  ---------------
TOTAL EXPENSES                                         68,475           79,077
                                           -------------------  ---------------
                                           -------------------  ---------------
NET INVESTMENT LOSS                                   (68,475)         (79,077)
                                           -------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                -
   Investments                                         51,733           34,992
Net change in unrealized appreciation
   on investments                                   1,396,548        1,099,166
                                           -------------------  ---------------
NET REALIZED AND UNREALIZED GAIN                    1,448,281        1,134,158
                                           -------------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $ 1,379,806      $ 1,055,081
------------------------------------------ ===================  ===============

(a) Inception date December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               JNL/Eagle            JNL/Eagle           JNL/Janus           JNL/Janus
                                               Core Equity          SmallCap            Aggressive          Balanced
                                               Portfolio        Equity Portfolio     Growth Portfolio       Portfolio
                                           ---------------------------------------  ------------------- ------------------
INVESTMENT INCOME
   Dividends                                         $ 17,747                 $ -                  $ -           $ 65,087
                                           -------------------  ------------------  ------------------- ------------------

EXPENSES
   Insurance charges (Note 5)                          34,184              32,438              107,004             66,975
                                           ---------------------------------------  ------------------- ------------------
TOTAL EXPENSES                                         34,184              32,438              107,004             66,975
                                           ---------------------------------------  ------------------- ------------------
                                           -------------------  ------------------  ------------------- ------------------
NET INVESTMENT LOSS                                   (16,437)            (32,438)            (107,004)            (1,888)
                                           -------------------  ------------------  ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -                    -                  -
   Investments                                        (67,182)            (63,798)          (2,771,002)           (73,574)
Net change in unrealized appreciation
   on investments                                     555,796             757,635            5,039,647            562,483
                                           -------------------  ------------------  ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN                      488,614             693,837            2,268,645            488,909
                                           -------------------  ------------------  ------------------- ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 472,177           $ 661,399          $ 2,161,641          $ 487,021
------------------------------------------ ===================  ==================  =================== ==================



                                                JNL/Janus            JNL/Janus          JNL/JPMorgan        JNL/Lazard
                                             Capital Growth       Global Equities      International         Mid Cap
                                                Portfolio            Portfolio        Value Portfolio    Value Portfolio
                                           --------------------  ------------------  ------------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ -                 $ -              $ 9,286           $ 3,597
                                           --------------------  ------------------  ------------------- -----------------

EXPENSES
   Insurance charges (Note 5)                           92,529              54,544                3,425            15,414
                                           --------------------  ------------------  ------------------- -----------------
TOTAL EXPENSES                                          92,529              54,544                3,425            15,414
                                           --------------------  ------------------  ------------------- -----------------
                                           --------------------  ------------------  ------------------- -----------------
NET INVESTMENT LOSS                                    (92,529)            (54,544)               5,861           (11,817)
                                           --------------------  ------------------  ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                   -                    -                 -
   Investments                                      (3,131,482)         (1,480,120)              (2,490)          (11,758)
Net change in unrealized appreciation
   on investments                                    5,132,463           2,270,666               93,326           254,966
                                           --------------------  ------------------  ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN                     2,000,981             790,546               90,836           243,208
                                           --------------------  ------------------  ------------------- -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 1,908,452           $ 736,002             $ 96,697         $ 231,391
------------------------------------------ ====================  ==================  =================== =================




                                                                     JNL/
                                                                Mellon Capital
                                              JNL/Lazard          Management
                                               Small Cap          Bond Index
                                            Value Portfolio        Portfolio
                                           ------------------  ------------------
INVESTMENT INCOME
   Dividends                                             $ -             $ 9,507
                                           ------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                         32,084               3,592
                                           ------------------  ------------------
TOTAL EXPENSES                                        32,084               3,592
                                           ------------------  ------------------
                                           ------------------  ------------------
NET INVESTMENT LOSS                                  (32,084)              5,915
                                           ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -               6,225
   Investments                                        63,807                (805)
Net change in unrealized appreciation
   on investments                                    694,392             (12,292)
                                           ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                     758,199              (6,872)
                                           ------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 726,115              $ (957)
------------------------------------------ ==================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                             JNL/Mellon Capital
                                                 Management            JNL/Oppenheimer      JNL/Oppenheimer        JNL/PIMCO
                                                International           Global Growth            Growth          Total Return
                                               Index Portfolio            Portfolio            Portfolio        Bond Portfolio
                                           ------------------------  --------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 7,163                   $ -                 $ -           $ 124,953
                                           ------------------------  --------------------  ------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                                2,203                22,218               9,343             124,218
                                           ------------------------  --------------------  ------------------  ------------------
TOTAL EXPENSES                                               2,203                22,218               9,343             124,218
                                           ------------------------  --------------------  ------------------  ------------------
                                           ------------------------  --------------------  ------------------  ------------------
NET INVESTMENT LOSS                                          4,960               (22,218)             (9,343)                735
                                           ------------------------  --------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                     -                   -             157,241
   Investments                                               3,816               (15,507)            (17,305)            209,027
Net change in unrealized appreciation
   on investments                                           54,007               519,231             103,650            (160,622)
                                           ------------------------  --------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                            57,823               503,724              86,345             205,646
                                           ------------------------  --------------------  ------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 62,783             $ 481,506            $ 77,002           $ 206,381
------------------------------------------ ========================  ====================  ==================  ==================


                                             JNL/PPM America            JNL/PPM          JNL/PPM America           JNL/PPM
                                                 Balanced         America High Yield           Money            America Value
                                                Portfolio           Bond Portfolio       Market Portfolio         Portfolio
                                           ---------------------  -------------------- ---------------------  ------------------
INVESTMENT INCOME
   Dividends                                          $ 155,969             $ 673,587              $ 20,020             $ 1,820
                                           ---------------------  -------------------- ---------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                            97,030               138,902                62,176               4,781
                                           ---------------------  -------------------- ---------------------  ------------------
TOTAL EXPENSES                                           97,030               138,902                62,176               4,781
                                           ---------------------  -------------------- ---------------------  ------------------
                                           ---------------------  -------------------- ---------------------  ------------------
NET INVESTMENT LOSS                                      58,939               534,685               (42,156)             (2,961)
                                           ---------------------  -------------------- ---------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               61,543                     -                     -               3,943
   Investments                                           52,814                25,623                 5,030               2,906
Net change in unrealized appreciation
   on investments                                     1,052,354               614,055                (5,030)             95,205
                                           ---------------------  -------------------- ---------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                      1,166,711               639,678                     -             102,054
                                           ---------------------  -------------------- ---------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 1,225,650           $ 1,174,363             $ (42,156)           $ 99,093
------------------------------------------ =====================  ==================== =====================  ==================


                                               JNL/Putnam          JNL/Putnam
                                                 Equity          International
                                               Portfolio        Equity Portfolio
                                           -------------------  -----------------
INVESTMENT INCOME
   Dividends                                         $ 10,043           $ 34,373
                                           -------------------  -----------------

EXPENSES
   Insurance charges (Note 5)                          45,879             28,762
                                           -------------------  -----------------
TOTAL EXPENSES                                         45,879             28,762
                                           -------------------  -----------------
                                           -------------------  -----------------
NET INVESTMENT LOSS                                   (35,836)             5,611
                                           -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                  -
   Investments                                       (464,785)           (65,693)
Net change in unrealized appreciation
   on investments                                   1,222,236            539,121
                                           -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                      757,451            473,428
                                           -------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 721,615          $ 479,039
------------------------------------------ ===================  =================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                          JNL/S&P          JNL/S&P
                                               JNL/Putnam            JNL/Putnam         Aggressive       Conservative
                                              Midcap Growth         Value Equity          Growth            Growth
                                                Portfolio            Portfolio          Portfolio I      Portfolio I
                                           --------------------  -------------------  ---------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ -             $ 73,514          $ 84,075         $ 408,953
                                           --------------------  -------------------  ---------------- -----------------

EXPENSES
   Insurance charges (Note 5)                           17,209               90,166            78,006           219,537
                                           --------------------  -------------------  ---------------- -----------------
TOTAL EXPENSES                                          17,209               90,166            78,006           219,537
                                           --------------------  -------------------  ---------------- -----------------
                                           --------------------  -------------------  ---------------- -----------------
NET INVESTMENT LOSS                                    (17,209)             (16,652)            6,069           189,416
                                           --------------------  -------------------  ---------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                    -                 -                 -
   Investments                                         (63,668)            (247,602)         (335,835)          (21,815)
Net change in unrealized appreciation
   on investments                                      365,937            1,525,059         1,474,020         1,908,994
                                           --------------------  -------------------  ---------------- -----------------
NET REALIZED AND UNREALIZED GAIN                       302,269            1,277,457         1,138,185         1,887,179
                                           --------------------  -------------------  ---------------- -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 285,060          $ 1,260,805       $ 1,144,254       $ 2,076,595
------------------------------------------ ====================  ===================  ================ =================


                                                                                                           JNL/S&P Equity
                                              JNL/S&P Core        JNL/S&P Core        JNL/S&P Core           Aggressive
                                                Index 50            Index 75            Index 100              Growth
                                             Portfolio (a)       Portfolio (b)          Portfolio           Portfolio I
                                           ------------------- -------------------  ------------------  ---------------------
INVESTMENT INCOME
   Dividends                                            $ 156               $ 173             $ 1,642                   $ 64
                                           ------------------- -------------------  ------------------  ---------------------

EXPENSES
   Insurance charges (Note 5)                           1,316                 370               2,602                 21,742
                                           ------------------- -------------------  ------------------  ---------------------
TOTAL EXPENSES                                          1,316                 370               2,602                 21,742
                                           ------------------- -------------------  ------------------  ---------------------
                                           ------------------- -------------------  ------------------  ---------------------
NET INVESTMENT LOSS                                    (1,160)               (197)               (960)               (21,678)
                                           ------------------- -------------------  ------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 20                  91                 776                      -
   Investments                                            253                  20               5,334               (156,729)
Net change in unrealized appreciation
   on investments                                      28,142               6,117              30,987                522,340
                                           ------------------- -------------------  ------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN                       28,415               6,228              37,097                365,611
                                           ------------------- -------------------  ------------------  ---------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 27,255             $ 6,031            $ 36,137              $ 343,933
------------------------------------------ =================== ===================  ==================  =====================


                                                                     JNL/S&P
                                             JNL/S&P Equity         Moderate
                                                 Growth              Growth
                                              Portfolio I          Portfolio I
                                           -------------------  ------------------
INVESTMENT INCOME
   Dividends                                          $ 2,618           $ 498,931
                                           -------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                         189,543             354,064
                                           -------------------  ------------------
TOTAL EXPENSES                                        189,543             354,064
                                           -------------------  ------------------
                                           -------------------  ------------------
NET INVESTMENT LOSS                                  (186,925)            144,867
                                           -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -
   Investments                                       (422,810)           (142,520)
Net change in unrealized appreciation
   on investments                                   3,572,927           4,040,224
                                           -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                    3,150,117           3,897,704
                                           -------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $ 2,963,192         $ 4,042,571
------------------------------------------ ===================  ==================

(a) Inception date February 3, 2003.
(b) Inception date April 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                            JNL/
                                                 JNL/S&P                                  Brothers
                                             Very Aggressive        JNL/Salomon        U.S. Government        JNL/T. Rowe
                                                 Growth           Brothers Global         & Quality        Price Established
                                               Portfolio I         Bond Portfolio      Bond Portfolio      Growth Portfolio
                                           --------------------  -------------------  ------------------  --------------------
INVESTMENT INCOME
   Dividends                                               $ -            $ 187,164           $ 274,784               $ 1,470
                                           --------------------  -------------------  ------------------  --------------------

EXPENSES
   Insurance charges (Note 5)                           20,409               50,520             146,329                67,410
                                           --------------------  -------------------  ------------------  --------------------
TOTAL EXPENSES                                          20,409               50,520             146,329                67,410
                                           --------------------  -------------------  ------------------  --------------------
                                           --------------------  -------------------  ------------------  --------------------
NET INVESTMENT LOSS                                    (20,409)             136,644             128,455               (65,940)
                                           --------------------  -------------------  ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -               55,438              93,902                     -
   Investments                                        (122,403)              65,330             131,526              (136,752)
Net change in unrealized appreciation
   on investments                                      463,970               75,946            (396,738)            1,360,745
                                           --------------------  -------------------  ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                       341,567              196,714            (171,310)            1,223,993
                                           --------------------  -------------------  ------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 321,158            $ 333,358           $ (42,855)          $ 1,158,053
------------------------------------------ ====================  ===================  ==================  ====================



                                              JNL/T. Rowe        JNL/T. Rowe
                                             Price Mid-Cap       Price Value
                                           Growth Portfolio       Portfolio
                                           ------------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ -           $ 28,840
                                           ------------------  -----------------

EXPENSES
   Insurance charges (Note 5)                         88,321             60,309
                                           ------------------  -----------------
TOTAL EXPENSES                                        88,321             60,309
                                           ------------------  -----------------
                                           ------------------  -----------------
NET INVESTMENT LOSS                                  (88,321)           (31,469)
                                           ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            45,370                  -
   Investments                                       (61,751)          (124,642)
Net change in unrealized appreciation
   on investments                                  1,912,020          1,145,889
                                           ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                   1,895,639          1,021,247
                                           ------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 1,807,318          $ 989,778
------------------------------------------ ==================  =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                     JNL/AIM             JNL/AIM              JNL/AIM            JNL/Alger
                                                     Large Cap      Premier Equity II        Small Cap             Growth
                                                 Growth Portfolio       Portfolio        Growth Portfolio        Portfolio
                                                ------------------- -------------------  ------------------  ------------------
OPERATIONS
   Net investment loss                                    $ (8,824)           $ (4,910)          $ (16,819)          $ (82,564)
   Net realized gain (loss) on investments                  20,822              (3,048)            (30,837)           (512,282)
   Net change in unrealized appreciation
      on investments                                       125,521              66,844             321,716           2,274,478
                                                ------------------- -------------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         137,519              58,886             274,060           1,679,632
                                                ------------------- -------------------  ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         372,677              76,913             717,064             311,743
   Value of units redeemed                                 (48,210)            (19,564)            (29,925)           (352,292)
   Transfers between portfolios                            725,185              56,043             965,688             516,075
   Policyholder charges                                     (1,401)               (890)             (1,004)            (15,598)
                                                ------------------- -------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,048,251             112,502           1,651,823             459,928
                                                ------------------- -------------------  ------------------  ------------------

NET INCREASE IN NET ASSETS                               1,185,770             171,388           1,925,883           2,139,560

NET ASSETS BEGINNING OF PERIOD                             170,658             236,044             605,592           4,936,148
                                                ------------------- -------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 1,356,428           $ 407,432         $ 2,531,475         $ 7,075,708
----------------------------------------------- =================== ===================  ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      22,659              31,855              79,400             719,157

      Units Issued                                         157,602              15,846             190,014             161,227
      Units Redeemed                                       (44,017)             (2,618)            (35,901)           (126,299)
                                                ------------------- -------------------  ------------------  ------------------

Units Outstanding at December 31, 2003                     136,244              45,083             233,513             754,085
                                                =================== ===================  ==================  ==================



                                                   JNL/Alliance         JNL/Curian         JNL/Curian            JNL/Curian
                                                      Capital               25           Communications        Consumer Brands
                                                 Growth Portfolio       Portfolio      Sector Portfolio (a)  Sector Portfolio (a)
                                                -------------------- ----------------- --------------------  --------------------
OPERATIONS
   Net investment loss                                    $ (30,004)        $ (63,513)                $ (3)                 $ (3)
   Net realized gain (loss) on investments                 (101,635)           59,852                  351                    91
   Net change in unrealized appreciation
      on investments                                        471,854         1,502,965                    -                     -
                                                -------------------- ----------------- --------------------  --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          340,215         1,499,304                  348                    88
                                                -------------------- ----------------- --------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          226,379         4,901,912                    -                     -
   Value of units redeemed                                 (183,613)          (64,694)                   -                     -
   Transfers between portfolios                             730,619           545,397                 (348)                  (88)
   Policyholder charges                                      (5,193)             (492)                   -                     -
                                                -------------------- ----------------- --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    768,192         5,382,123                 (348)                  (88)
                                                -------------------- ----------------- --------------------  --------------------

NET INCREASE IN NET ASSETS                                1,108,407         6,881,427                    -                     -

NET ASSETS BEGINNING OF PERIOD                            1,293,809           240,144                    -                     -
                                                -------------------- ----------------- --------------------  --------------------

NET ASSETS END OF PERIOD                                $ 2,402,216       $ 7,121,571                  $ -                   $ -
----------------------------------------------- ==================== ================= ====================  ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      265,364            23,461                    -                     -

      Units Issued                                          303,260           554,739                1,095                   485
      Units Redeemed                                       (186,108)          (42,866)              (1,095)                 (485)
                                                -------------------- ----------------- --------------------  --------------------

Units Outstanding at December 31, 2003                      382,516           535,334                    -                     -
                                                ==================== ================= ====================  ====================


                                                                         JNL/Curian
                                                    JNL/Curian            Enhanced
                                                      Energy           S&P 500 Stock
                                                Sector Portfolio (a)  Index Portfolio
                                                -------------------- -------------------
OPERATIONS
   Net investment loss                                         $ (3)           $ (3,895)
   Net realized gain (loss) on investments                      278               8,962
   Net change in unrealized appreciation
      on investments                                              -             112,301
                                                -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              275             117,368
                                                -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                                -             451,814
   Value of units redeemed                                        -             (26,460)
   Transfers between portfolios                                (275)            587,050
   Policyholder charges                                           -                (962)
                                                -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       (275)          1,011,442
                                                -------------------- -------------------

NET INCREASE IN NET ASSETS                                        -           1,128,810

NET ASSETS BEGINNING OF PERIOD                                    -              26,895
                                                -------------------- -------------------

NET ASSETS END OF PERIOD                                        $ -         $ 1,155,705
----------------------------------------------- ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                            -               4,235

      Units Issued                                              441             144,463
      Units Redeemed                                           (441)            (15,449)
                                                -------------------- -------------------

Units Outstanding at December 31, 2003                            -             133,249
                                                ==================== ===================

(a) Inception date December 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                               JNL/Curian
                                                      JNL/Curian           JNL/Curian        Pharmaceutical/          JNL/Curian
                                                      Financial              Global            Healthcare           S&P 400 MidCap
                                                 Sector Portfolio (a)     15 Portfolio    Sector Portfolio (a)     Index Portfolio
                                                ---------------------- ----------------- ----------------------  -------------------
OPERATIONS
   Net investment loss                                          $ (17)         $ (8,781)                 $ (21)            $ (7,322)
   Net realized gain (loss) on investments                        111            12,897                     93               11,613
   Net change in unrealized appreciation
      on investments                                              509           151,306                    617              224,736
                                                ---------------------- ----------------- ----------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                603           155,422                    689              229,027
                                                ---------------------- ----------------- ----------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                                  6           878,805                      6            1,157,311
   Value of units redeemed                                        (30)          (14,299)                   (37)             (34,785)
   Transfers between portfolios                                23,438           244,321                 33,870              543,319
   Policyholder charges                                             -              (310)                     -               (1,547)
                                                ---------------------- ----------------- ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       23,414         1,108,517                 33,839            1,664,298
                                                ---------------------- ----------------- ----------------------  -------------------

NET INCREASE IN NET ASSETS                                     24,017         1,263,939                 34,528            1,893,325

NET ASSETS BEGINNING OF PERIOD                                      -            93,463                      -              186,309
                                                ---------------------- ----------------- ----------------------  -------------------

NET ASSETS END OF PERIOD                                     $ 24,017       $ 1,357,402               $ 34,528          $ 2,079,634
----------------------------------------------- ====================== ================= ======================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                              -             9,619                      -               22,024

      Units Issued                                              2,802           111,068                  3,863              169,313
      Units Redeemed                                             (494)          (10,980)                  (503)              (8,605)
                                                ---------------------- ----------------- ----------------------  -------------------

Units Outstanding at December 31, 2003                          2,308           109,707                  3,360              182,732
                                                ====================== ================= ======================  ===================


                                                    JNL/Curian          JNL/Curian          JNL/Curian         JNL/Curian
                                                      S&P 500            Small-Cap          Small Cap          Technology
                                                  Index Portfolio        Portfolio       Index Portfolio   Sector Portfolio (a)
                                                -------------------- ------------------  ----------------- -------------------
OPERATIONS
   Net investment loss                                      $ 6,971          $ (53,822)          $ (7,373)               $ (3)
   Net realized gain (loss) on investments                   20,089            107,866             44,127                  39
   Net change in unrealized appreciation
      on investments                                        399,917          1,161,408            342,865                   -
                                                -------------------- ------------------  ----------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          426,977          1,215,452            379,619                  36
                                                -------------------- ------------------  ----------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        1,989,250          4,279,429            962,738                   -
   Value of units redeemed                                  (49,548)           (85,517)           (23,648)                  -
   Transfers between portfolios                           1,748,501            539,888          1,320,453                 (36)
   Policyholder charges                                      (1,874)            (2,153)              (907)                  -
                                                -------------------- ------------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  3,686,329          4,731,647          2,258,636                 (36)
                                                -------------------- ------------------  ----------------- -------------------

NET INCREASE IN NET ASSETS                                4,113,306          5,947,099          2,638,255                   -

NET ASSETS BEGINNING OF PERIOD                              257,511            269,916            206,031                   -
                                                -------------------- ------------------  ----------------- -------------------

NET ASSETS END OF PERIOD                                $ 4,370,817        $ 6,217,015        $ 2,844,286                 $ -
----------------------------------------------- ==================== ==================  ================= ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                       33,385             25,031             26,107                   -

      Units Issued                                          411,293            419,997            218,881                 721
      Units Redeemed                                        (12,806)           (48,223)           (17,115)               (721)
                                                -------------------- ------------------  ----------------- -------------------

Units Outstanding at December 31, 2003                      431,872            396,805            227,873                   -
                                                ==================== ==================  ================= ===================


                                                    JNL/Curian          JNL/Curian
                                                    The Dow SM           The S&P(R)
                                                   10 Portfolio        10 Portfolio
                                                ------------------- -------------------
OPERATIONS
   Net investment loss                                   $ (68,475)          $ (79,077)
   Net realized gain (loss) on investments                  51,733              34,992
   Net change in unrealized appreciation
      on investments                                     1,396,548           1,099,166
                                                ------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,379,806           1,055,081
                                                ------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                       4,875,922           6,032,895
   Value of units redeemed                                 (78,679)            (82,458)
   Transfers between portfolios                          2,130,499           1,166,425
   Policyholder charges                                       (931)               (557)
                                                ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 6,926,811           7,116,305
                                                ------------------- -------------------

NET INCREASE IN NET ASSETS                               8,306,617           8,171,386

NET ASSETS BEGINNING OF PERIOD                             301,425             234,778
                                                ------------------- -------------------

NET ASSETS END OF PERIOD                               $ 8,608,042         $ 8,406,164
----------------------------------------------- =================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      27,038              24,513

      Units Issued                                         633,407             773,121
      Units Redeemed                                       (36,290)            (48,881)
                                                ------------------- -------------------

Units Outstanding at December 31, 2003                     624,155             748,753
                                                =================== ===================


(a) Inception date December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                    JNL/Eagle          JNL/Eagle           JNL/Janus          JNL/Janus
                                                   Core Equity         SmallCap           Aggressive           Balanced
                                                    Portfolio      Equity Portfolio    Growth Portfolio       Portfolio
                                                ------------------ ------------------  ------------------  -----------------
OPERATIONS
   Net investment loss                                  $ (16,437)         $ (32,438)         $ (107,004)          $ (1,888)
   Net realized gain (loss) on investments                (67,182)           (63,798)         (2,771,002)           (73,574)
   Net change in unrealized appreciation
      on investments                                      555,796            757,635           5,039,647            562,483
                                                ------------------ ------------------  ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        472,177            661,399           2,161,641            487,021
                                                ------------------ ------------------  ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        550,462            212,404             142,520            798,304
   Value of units redeemed                               (186,790)          (165,325)           (699,817)          (286,548)
   Transfers between portfolios                           232,745            474,713          (2,433,461)           (38,402)
   Policyholder charges                                    (5,098)            (4,975)            (30,038)            (6,229)
                                                ------------------ ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  591,319            516,817          (3,020,796)           467,125
                                                ------------------ ------------------  ------------------  -----------------

NET INCREASE IN NET ASSETS                              1,063,496          1,178,216            (859,155)           954,146

NET ASSETS BEGINNING OF PERIOD                          1,861,526          1,877,415           7,589,530          4,042,881
                                                ------------------ ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                              $ 2,925,022        $ 3,055,631         $ 6,730,375        $ 4,997,027
----------------------------------------------- ================== ==================  ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    235,736            219,982           1,215,608            460,656

      Units Issued                                         94,052             93,032              80,138            188,514
      Units Redeemed                                      (56,742)           (62,047)           (490,980)          (133,398)
                                                ------------------ ------------------  ------------------  -----------------

Units Outstanding at December 31, 2003                    273,046            250,967             804,766            515,772
                                                ================== ==================  ==================  =================


                                                    JNL/Janus            JNL/Janus           JNL/JPMorgan        JNL/Lazard
                                                  Capital Growth      Global Equities       International          Mid Cap
                                                    Portfolio            Portfolio         Value Portfolio     Value Portfolio
                                                -------------------  -------------------  ------------------- ------------------
OPERATIONS
   Net investment loss                                   $ (92,529)           $ (54,544)             $ 5,861          $ (11,817)
   Net realized gain (loss) on investments              (3,131,482)          (1,480,120)              (2,490)           (11,758)
   Net change in unrealized appreciation
      on investments                                     5,132,463            2,270,666               93,326            254,966
                                                -------------------  -------------------  ------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,908,452              736,002               96,697            231,391
                                                -------------------  -------------------  ------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         201,460               52,027              169,116            605,485
   Value of units redeemed                                (467,964)            (230,423)              (6,994)           (44,823)
   Transfers between portfolios                         (1,754,907)          (1,117,932)             456,809            589,761
   Policyholder charges                                    (16,707)             (11,951)                (133)            (1,564)
                                                -------------------  -------------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (2,038,118)          (1,308,279)             618,798          1,148,859
                                                -------------------  -------------------  ------------------- ------------------

NET INCREASE IN NET ASSETS                                (129,666)            (572,277)             715,495          1,380,250

NET ASSETS BEGINNING OF PERIOD                           6,203,783            4,436,957               59,656            573,809
                                                -------------------  -------------------  ------------------- ------------------

NET ASSETS END OF PERIOD                               $ 6,074,117          $ 3,864,680            $ 775,151        $ 1,954,059
----------------------------------------------- ===================  ===================  =================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     951,084              590,048                6,206             63,091

      Units Issued                                         110,455               14,095               70,712            108,545
      Units Redeemed                                      (366,866)            (183,723)              (7,685)           (17,662)
                                                -------------------  -------------------  ------------------- ------------------

Units Outstanding at December 31, 2003                     694,673              420,420               69,233            153,974
                                                ===================  ===================  =================== ==================


                                                                            JNL/
                                                                       Mellon Capital
                                                    JNL/Lazard           Management
                                                     Small Cap           Bond Index
                                                  Value Portfolio         Portfolio
                                                --------------------  ------------------
OPERATIONS
   Net investment loss                                    $ (32,084)            $ 5,915
   Net realized gain (loss) on investments                   63,807               5,420
   Net change in unrealized appreciation
      on investments                                        694,392             (12,292)
                                                --------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          726,115                (957)
                                                --------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          619,710             378,466
   Value of units redeemed                                 (237,094)             (4,459)
   Transfers between portfolios                           1,031,815             173,752
   Policyholder charges                                      (1,901)                (11)
                                                --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,412,530             547,748
                                                --------------------  ------------------

NET INCREASE IN NET ASSETS                                2,138,645             546,791

NET ASSETS BEGINNING OF PERIOD                            1,023,627              19,827
                                                --------------------  ------------------

NET ASSETS END OF PERIOD                                $ 3,162,272           $ 566,618
----------------------------------------------- ====================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      114,541               1,879

      Units Issued                                          228,707              68,639
      Units Redeemed                                        (87,088)            (17,303)
                                                --------------------  ------------------

Units Outstanding at December 31, 2003                      256,160              53,215
                                                ====================  ==================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               JNL/Mellon Capital
                                                   Management           JNL/Oppenheimer       JNL/Oppenheimer         JNL/PIMCO
                                                  International          Global Growth             Growth           Total Return
                                                 Index Portfolio           Portfolio             Portfolio         Bond Portfolio
                                              ----------------------  --------------------- --------------------- ------------------
OPERATIONS
   Net investment loss                                      $ 4,960              $ (22,218)             $ (9,343)             $ 735
   Net realized gain (loss) on investments                    3,816                (15,507)              (17,305)           366,268
   Net change in unrealized appreciation
      on investments                                         54,007                519,231               103,650           (160,622)
                                              ----------------------  --------------------- --------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           62,783                481,506                77,002            206,381
                                              ----------------------  --------------------- --------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          461,091                420,800               141,890          4,118,507
   Value of units redeemed                                  (22,033)              (108,810)              (60,173)          (519,562)
   Transfers between portfolios                             161,597                672,169                76,931           (682,297)
   Policyholder charges                                        (932)                (1,134)                 (581)           (16,326)
                                              ----------------------  --------------------- --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    599,723                983,025               158,067          2,900,322
                                              ----------------------  --------------------- --------------------- ------------------

NET INCREASE IN NET ASSETS                                  662,506              1,464,531               235,069          3,106,703

NET ASSETS BEGINNING OF PERIOD                                    -                924,878               445,397          5,767,820
                                              ----------------------  --------------------- --------------------- ------------------

NET ASSETS END OF PERIOD                                  $ 662,506            $ 2,389,409             $ 680,466        $ 8,874,523
--------------------------------------------- ======================  ===================== ===================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                            -                133,047                64,456            539,643

      Units Issued                                           62,841                145,976                39,918            642,581
      Units Redeemed                                         (5,177)               (31,231)              (19,032)          (435,003)
                                              ----------------------  --------------------- --------------------- ------------------

Units Outstanding at December 31, 2003                       57,664                247,792                85,342            747,221
                                              ======================  ===================== ===================== ==================


                                                JNL/PPM America           JNL/PPM          JNL/PPM America         JNL/PPM
                                                    Balanced         America High Yield          Money          America Value
                                                   Portfolio           Bond Portfolio      Market Portfolio       Portfolio
                                              --------------------  --------------------- -------------------  ----------------
OPERATIONS
   Net investment loss                                   $ 58,939              $ 534,685           $ (42,156)         $ (2,961)
   Net realized gain (loss) on investments                114,357                 25,623               5,030             6,849
   Net change in unrealized appreciation
      on investments                                    1,052,354                614,055              (5,030)           95,205
                                              --------------------  --------------------- -------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,225,650              1,174,363             (42,156)           99,093
                                              --------------------  --------------------- -------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      1,311,731              4,023,062           2,641,233           439,556
   Value of units redeemed                               (518,364)              (916,010)           (663,014)           (6,467)
   Transfers between portfolios                         1,195,127              2,538,581          (5,106,188)          593,469
   Policyholder charges                                    (8,764)               (15,687)            (30,745)              (32)
                                              --------------------  --------------------- -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                1,979,730              5,629,946          (3,158,714)        1,026,526
                                              --------------------  --------------------- -------------------  ----------------

NET INCREASE IN NET ASSETS                              3,205,380              6,804,309          (3,200,870)        1,125,619

NET ASSETS BEGINNING OF PERIOD                          5,043,276              4,746,268           5,567,422             7,541
                                              --------------------  --------------------- -------------------  ----------------

NET ASSETS END OF PERIOD                              $ 8,248,656           $ 11,550,577         $ 2,366,552       $ 1,133,160
--------------------------------------------- ====================  ===================== ===================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    465,521                481,093             515,416               691

      Units Issued                                        212,450                777,469             415,586            81,997
      Units Redeemed                                      (84,192)              (358,511)           (712,531)           (4,161)
                                              --------------------  --------------------- -------------------  ----------------

Units Outstanding at December 31, 2003                    593,779                900,051             218,471            78,527
                                              ====================  ===================== ===================  ================


                                                 JNL/Putnam         JNL/Putnam
                                                    Equity        International
                                                  Portfolio      Equity Portfolio
                                              ------------------ -----------------
OPERATIONS
   Net investment loss                                $ (35,836)          $ 5,611
   Net realized gain (loss) on investments             (464,785)          (65,693)
   Net change in unrealized appreciation
      on investments                                  1,222,236           539,121
                                              ------------------ -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      721,615           479,039
                                              ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      147,690           148,191
   Value of units redeemed                             (272,525)          (82,453)
   Transfers between portfolios                        (219,930)          (95,001)
   Policyholder charges                                  (9,251)           (3,456)
                                              ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (354,016)          (32,719)
                                              ------------------ -----------------

NET INCREASE IN NET ASSETS                              367,599           446,320

NET ASSETS BEGINNING OF PERIOD                        3,018,863         1,942,262
                                              ------------------ -----------------

NET ASSETS END OF PERIOD                            $ 3,386,462       $ 2,388,582
--------------------------------------------- ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  485,868           280,703

      Units Issued                                       66,189            46,179
      Units Redeemed                                   (125,101)          (59,029)
                                              ------------------ -----------------

Units Outstanding at December 31, 2003                  426,956           267,853
                                              ================== =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                             JNL/S&P             JNL/S&P
                                                   JNL/Putnam           JNL/Putnam          Aggressive        Conservative
                                                 Midcap Growth         Value Equity           Growth             Growth
                                                   Portfolio             Portfolio         Portfolio I         Portfolio I
                                              ---------------------  ------------------  -----------------  ------------------
OPERATIONS
   Net investment loss                                   $ (17,209)          $ (16,652)           $ 6,069           $ 189,416
   Net realized gain (loss) on investments                 (63,668)           (247,602)          (335,835)            (21,815)
   Net change in unrealized appreciation
      on investments                                       365,937           1,525,059          1,474,020           1,908,994
                                              ---------------------  ------------------  -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         285,060           1,260,805          1,144,254           2,076,595
                                              ---------------------  ------------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         258,689             491,702          2,501,992           6,834,764
   Value of units redeemed                                 (96,009)           (510,605)          (673,849)           (546,634)
   Transfers between portfolios                              6,110            (171,993)           142,322             594,060
   Policyholder charges                                     (2,108)            (14,940)            (5,075)             (8,126)
                                              ---------------------  ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   166,682            (205,836)         1,965,390           6,874,064
                                              ---------------------  ------------------  -----------------  ------------------

NET INCREASE IN NET ASSETS                                 451,742           1,054,969          3,109,644           8,950,659

NET ASSETS BEGINNING OF PERIOD                             902,452           5,875,372          4,414,809          10,062,344
                                              ---------------------  ------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                               $ 1,354,194         $ 6,930,341        $ 7,524,453        $ 19,013,003
--------------------------------------------- =====================  ==================  =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     170,909             787,119            571,268           1,119,849

      Units Issued                                          74,035             108,160            369,213           1,058,916
      Units Redeemed                                       (46,183)           (171,261)          (200,128)           (410,497)
                                              ---------------------  ------------------  -----------------  ------------------

Units Outstanding at December 31, 2003                     198,761             724,018            740,353           1,768,268
                                              =====================  ==================  =================  ==================


                                                                                                               JNL/S&P Equity
                                                 JNL/S&P Core         JNL/S&P Core         JNL/S&P Core          Aggressive
                                                   Index 50             Index 75             Index 100             Growth
                                                 Portfolio (a)        Portfolio (b)          Portfolio           Portfolio I
                                              -------------------- -------------------- -------------------- --------------------
OPERATIONS
   Net investment loss                                   $ (1,160)              $ (197)              $ (960)           $ (21,678)
   Net realized gain (loss) on investments                    273                  111                6,110             (156,729)
   Net change in unrealized appreciation
      on investments                                       28,142                6,117               30,987              522,340
                                              -------------------- -------------------- -------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         27,255                6,031               36,137              343,933
                                              -------------------- -------------------- -------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        270,038               23,307              458,032              325,340
   Value of units redeemed                                 (2,864)                (672)                (830)             (55,124)
   Transfers between portfolios                            86,764               33,515              (19,952)             128,722
   Policyholder charges                                      (110)                  (8)                 (53)              (2,203)
                                              -------------------- -------------------- -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  353,828               56,142              437,197              396,735
                                              -------------------- -------------------- -------------------- --------------------

NET INCREASE IN NET ASSETS                                381,083               62,173              473,334              740,668

NET ASSETS BEGINNING OF PERIOD                                  -                    -               48,038            1,279,528
                                              -------------------- -------------------- -------------------- --------------------

NET ASSETS END OF PERIOD                                $ 381,083             $ 62,173            $ 521,372          $ 2,020,196
--------------------------------------------- ==================== ==================== ==================== ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                          -                    -                5,516              174,326

      Units Issued                                         36,319                5,734               57,685               85,066
      Units Redeemed                                         (259)                (485)             (12,231)             (46,261)
                                              -------------------- -------------------- -------------------- --------------------

Units Outstanding at December 31, 2003                     36,060                5,249               50,970              213,131
                                              ==================== ==================== ==================== ====================

                                                                        JNL/S&P
                                                JNL/S&P Equity          Moderate
                                                    Growth               Growth
                                                  Portfolio I         Portfolio I
                                              -------------------- -------------------
OPERATIONS
   Net investment loss                                 $ (186,925)          $ 144,867
   Net realized gain (loss) on investments               (422,810)           (142,520)
   Net change in unrealized appreciation
      on investments                                    3,572,927           4,040,224
                                              -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      2,963,192           4,042,571
                                              -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      4,399,662           8,035,079
   Value of units redeemed                               (691,927)         (1,217,364)
   Transfers between portfolios                        11,552,554           5,830,483
   Policyholder charges                                   (20,970)            (33,921)
                                              -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               15,239,319          12,614,277
                                              -------------------- -------------------

NET INCREASE IN NET ASSETS                             18,202,511          16,656,848

NET ASSETS BEGINNING OF PERIOD                          5,701,263          14,461,735
                                              -------------------- -------------------

NET ASSETS END OF PERIOD                             $ 23,903,774        $ 31,118,583
--------------------------------------------- ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    827,393           1,724,588

      Units Issued                                      2,092,754           1,866,707
      Units Redeemed                                     (344,536)           (660,607)
                                              -------------------- -------------------

Units Outstanding at December 31, 2003                  2,575,611           2,930,688
                                              ==================== ===================

(a) Inception date February 3, 2003.
(b) Inception date April 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                                 JNL/
                                                    JNL/S&P                                    Brothers
                                                Very Aggressive         JNL/Salomon         U.S. Government        JNL/T. Rowe
                                                     Growth           Brothers Global          & Quality        Price Established
                                                  Portfolio I          Bond Portfolio       Bond Portfolio       Growth Portfolio
                                              --------------------- --------------------- --------------------  -------------------
OPERATIONS
   Net investment loss                                   $ (20,409)            $ 136,644            $ 128,455            $ (65,940)
   Net realized gain (loss) on investments                (122,403)              120,768              225,428             (136,752)
   Net change in unrealized appreciation
      on investments                                       463,970                75,946             (396,738)           1,360,745
                                              --------------------- --------------------- --------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         321,158               333,358              (42,855)           1,158,053
                                              --------------------- --------------------- --------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         401,128               963,269            1,868,601              767,250
   Value of units redeemed                                 (49,030)             (281,271)            (726,466)            (258,787)
   Transfers between portfolios                             70,445             1,005,280           (2,990,772)             526,512
   Policyholder charges                                     (1,436)               (6,708)             (20,052)              (7,333)
                                              --------------------- --------------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   421,107             1,680,570           (1,868,689)           1,027,642
                                              --------------------- --------------------- --------------------  -------------------

NET INCREASE IN NET ASSETS                                 742,265             2,013,928           (1,911,544)           2,185,695

NET ASSETS BEGINNING OF PERIOD                           1,102,118             2,484,196            9,857,127            3,752,999
                                              --------------------- --------------------- --------------------  -------------------

NET ASSETS END OF PERIOD                               $ 1,844,383           $ 4,498,124          $ 7,945,583          $ 5,938,694
--------------------------------------------- ===================== ===================== ====================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     160,429               209,812              804,141              467,506

      Units Issued                                          88,442               193,721              311,379              151,987
      Units Redeemed                                       (48,685)              (78,945)            (476,999)            (103,031)
                                              --------------------- --------------------- --------------------  -------------------

Units Outstanding at December 31, 2003                     200,186               324,588              638,521              516,462
                                              ===================== ===================== ====================  ===================


                                                 JNL/T. Rowe        JNL/T. Rowe
                                                Price Mid-Cap       Price Value
                                               Growth Portfolio      Portfolio
                                              -------------------  ---------------
OPERATIONS
   Net investment loss                                 $ (88,321)       $ (31,469)
   Net realized gain (loss) on investments               (16,381)        (124,642)
   Net change in unrealized appreciation
      on investments                                   1,912,020        1,145,889
                                              -------------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,807,318          989,778
                                              -------------------  ---------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     1,170,918        1,274,027
   Value of units redeemed                              (374,742)        (215,004)
   Transfers between portfolios                        2,472,989          638,410
   Policyholder charges                                   (8,437)          (5,254)
                                              -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               3,260,728        1,692,179
                                              -------------------  ---------------

NET INCREASE IN NET ASSETS                             5,068,046        2,681,957

NET ASSETS BEGINNING OF PERIOD                         4,314,576        2,998,971
                                              -------------------  ---------------

NET ASSETS END OF PERIOD                             $ 9,382,622      $ 5,680,928
--------------------------------------------- ===================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   446,705          352,888

      Units Issued                                       290,779          285,507
      Units Redeemed                                    (101,054)        (119,021)
                                              -------------------  ---------------

Units Outstanding at December 31, 2003                   636,430          519,374
                                              ===================  ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                     JNL/AIM           JNL/AIM             JNL/AIM            JNL/Alger
                                                    Large Cap      Premier Equity II      Small Cap             Growth
                                                Growth Portfolio      Portfolio       Growth Portfolio        Portfolio
                                                ------------------ -----------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                          $ (1,585)         $ (3,295)           $ (6,649)           $ (95,346)
   Net realized gain (loss) on investments                (12,029)          (15,193)            (43,608)            (975,881)
   Net change in unrealized
      depreciation on investments                         (20,318)          (56,726)           (122,126)          (1,839,338)
                                                ------------------ -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (33,932)          (75,214)           (172,383)          (2,910,565)
                                                ------------------ -----------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        116,937           163,947             479,098              307,457
   Value of units redeemed                                 (1,136)           (1,922)             (2,765)            (304,148)
   Transfers between portfolios                            52,894            77,614             262,658             (940,157)
   Policyholder charges                                        (6)              (30)                (40)             (15,724)
                                                ------------------ -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  168,689           239,609             738,951             (952,572)
                                                ------------------ -----------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                     134,757           164,395             566,568           (3,863,137)

NET ASSETS BEGINNING OF PERIOD                             35,901            71,649              39,024            8,799,285
                                                ------------------ -----------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                $ 170,658         $ 236,044           $ 605,592          $ 4,936,148
----------------------------------------------  ================== =================  ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                      3,496             6,579               3,530              843,056

      Units Issued                                         27,592            51,717             129,376              138,655
      Units Redeemed                                       (8,429)          (26,441)            (53,506)            (262,554)
                                                ------------------ -----------------  ------------------  -------------------

Units Outstanding at December 31, 2002                     22,659            31,855              79,400              719,157
                                                ================== =================  ==================  ===================


                                                                                             JNL/Curian
                                                   JNL/Alliance          JNL/Curian           Enhanced           JNL/Curian
                                                      Capital                25             S&P 500 Stock          Global
                                                 Growth Portfolio      Portfolio (a)     Index Portfolio (a)  15 Portfolio (a)
                                                --------------------  -----------------  -------------------- ------------------
OPERATIONS
   Net investment income (loss)                           $ (24,897)          $ (3,885)                $ (56)          $ (3,588)
   Net realized gain (loss) on investments                 (506,217)            17,668                  (369)             1,491
   Net change in unrealized
      depreciation on investments                          (146,711)            (1,202)                 (113)            (3,146)
                                                --------------------  -----------------  -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (677,825)            12,581                  (538)            (5,243)
                                                --------------------  -----------------  -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          159,223            678,705                22,149            586,488
   Value of units redeemed                                  (78,912)          (518,047)                  (63)          (500,638)
   Transfers between portfolios                             236,317             66,905                 5,347             12,856
   Policyholder charges                                      (1,851)                 -                     -                  -
                                                --------------------  -----------------  -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    314,777            227,563                27,433             98,706
                                                --------------------  -----------------  -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (363,048)           240,144                26,895             93,463

NET ASSETS BEGINNING OF PERIOD                            1,656,857                  -                     -                  -
                                                --------------------  -----------------  -------------------- ------------------

NET ASSETS END OF PERIOD                                $ 1,293,809          $ 240,144              $ 26,895           $ 93,463
----------------------------------------------  ====================  =================  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                      235,500                  -                     -                  -

      Units Issued                                          346,595             73,499                 5,185             59,657
      Units Redeemed                                       (316,731)           (50,038)                 (950)           (50,038)
                                                --------------------  -----------------  -------------------- ------------------

Units Outstanding at December 31, 2002                      265,364             23,461                 4,235              9,619
                                                ====================  =================  ==================== ==================

                                                     JNL/Curian            JNL/Curian
                                                   S&P 400 MidCap            S&P 500
                                                Index Portfolio (a)    Index Portfolio (a)
                                                ---------------------  --------------------
OPERATIONS
   Net investment income (loss)                                $ 825                $ (601)
   Net realized gain (loss) on investments                      (323)                 (491)
   Net change in unrealized
      depreciation on investments                                (12)               (1,571)
                                                ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               490                (2,663)
                                                ---------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                           182,238               235,730
   Value of units redeemed                                        (3)                   (3)
   Transfers between portfolios                                3,584                24,447
   Policyholder charges                                            -                     -
                                                ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     185,819               260,174
                                                ---------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                        186,309               257,511

NET ASSETS BEGINNING OF PERIOD                                     -                     -
                                                ---------------------  --------------------

NET ASSETS END OF PERIOD                                   $ 186,309             $ 257,511
----------------------------------------------  =====================  ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                             -                     -

      Units Issued                                            22,667                36,733
      Units Redeemed                                            (643)               (3,348)
                                                ---------------------  --------------------

Units Outstanding at December 31, 2002                        22,024                33,385
                                                =====================  ====================

(a) Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    JNL/Curian           JNL/Curian           JNL/Curian         JNL/Curian
                                                     Small-Cap            Small Cap           The Dow SM          The S&P(R)
                                                   Portfolio (a)     Index Portfolio (a)   10 Portfolio (a)   10 Portfolio (a)
                                                -------------------- --------------------  ------------------ ------------------
OPERATIONS
   Net investment income (loss)                            $ (3,969)             $ 1,723            $ (4,094)          $ (3,897)
   Net realized gain (loss) on investments                   49,903                 (429)             61,211             (5,645)
   Net change in unrealized
      depreciation on investments                              (798)              (3,051)              2,557             (8,432)
                                                -------------------- --------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           45,136               (1,757)             59,674            (17,974)
                                                -------------------- --------------------  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          711,815              203,443             734,327            683,675
   Value of units redeemed                                 (551,344)                  (3)           (563,334)          (496,150)
   Transfers between portfolios                              64,309                4,348              70,758             65,227
   Policyholder charges                                           -                    -                   -                  -
                                                -------------------- --------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    224,780              207,788             241,751            252,752
                                                -------------------- --------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       269,916              206,031             301,425            234,778

NET ASSETS BEGINNING OF PERIOD                                    -                    -                   -                  -
                                                -------------------- --------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                  $ 269,916            $ 206,031           $ 301,425          $ 234,778
----------------------------------------------  ==================== ====================  ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                            -                    -                   -                  -

      Units Issued                                           75,068               26,734              77,080             75,532
      Units Redeemed                                        (50,037)                (627)            (50,042)           (51,019)
                                                -------------------- --------------------  ------------------ ------------------

Units Outstanding at December 31, 2002                       25,031               26,107              27,038             24,513
                                                ==================== ====================  ================== ==================


                                                    JNL/Eagle            JNL/Eagle           JNL/Janus           JNL/Janus
                                                    Core Equity          SmallCap           Aggressive           Balanced
                                                    Portfolio        Equity Portfolio    Growth Portfolio        Portfolio
                                                --------------------------------------- -------------------- ------------------
OPERATIONS
   Net investment income (loss)                          $ (14,929)          $ (32,760)          $ (147,900)          $ 28,777
   Net realized gain (loss) on investments                (122,052)            (51,442)          (3,523,317)          (117,091)
   Net change in unrealized
      depreciation on investments                         (390,496)           (577,096)            (594,396)          (299,005)
                                                -------------------  ------------------ -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (527,477)           (661,298)          (4,265,613)          (387,319)
                                                -------------------  ------------------ -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         371,701             139,721              197,451            728,166
   Value of units redeemed                                (125,543)            (87,969)            (482,736)          (309,199)
   Transfers between portfolios                            255,169            (270,138)          (1,885,727)           277,492
   Policyholder charges                                     (3,567)             (3,282)             (27,477)            (3,977)
                                                -------------------  ------------------ -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   497,760            (221,668)          (2,198,489)           692,482
                                                -------------------  ------------------ -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (29,717)           (882,966)          (6,464,102)           305,163

NET ASSETS BEGINNING OF PERIOD                           1,891,243           2,760,381           14,053,632          3,737,718
                                                -------------------  ------------------ -------------------- ------------------

NET ASSETS END OF PERIOD                               $ 1,861,526         $ 1,877,415          $ 7,589,530        $ 4,042,881
----------------------------------------------  ===================  ================== ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     187,720             244,620            1,555,292            391,638

      Units Issued                                         182,060             113,705              243,062            357,883
      Units Redeemed                                      (134,044)           (138,343)            (582,746)          (288,865)
                                                -------------------  ------------------ -------------------- ------------------

Units Outstanding at December 31, 2002                     235,736             219,982            1,215,608            460,656
                                                ===================  ================== ==================== ==================


                                                    JNL/Janus            JNL/Janus
                                                  Capital Growth      Global Equities
                                                    Portfolio            Portfolio
                                                -------------------  ------------------
OPERATIONS
   Net investment income (loss)                         $ (116,521)          $ (47,268)
   Net realized gain (loss) on investments              (5,051,752)         (2,222,448)
   Net change in unrealized
      depreciation on investments                        1,844,952              20,902
                                                -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (3,323,321)         (2,248,814)
                                                -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         262,772              38,284
   Value of units redeemed                                (378,215)           (289,186)
   Transfers between portfolios                         (2,222,051)         (1,551,451)
   Policyholder charges                                    (22,937)            (16,846)
                                                -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (2,360,431)         (1,819,199)
                                                -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (5,683,752)         (4,068,013)

NET ASSETS BEGINNING OF PERIOD                          11,887,535           8,504,970
                                                -------------------  ------------------

NET ASSETS END OF PERIOD                               $ 6,203,783         $ 4,436,957
----------------------------------------------  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                   1,262,399             812,892

      Units Issued                                         225,523              68,359
      Units Redeemed                                      (536,838)           (291,203)
                                                -------------------  ------------------

Units Outstanding at December 31, 2002                     951,084             590,048
                                                ===================  ==================

(a)  Inception date July 22, 2002.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                                            JNL/Mellon Capital
                                                   JNL/JPMorgan          JNL/Lazard         JNL/Lazard          Management
                                                   International          Mid Cap           Small Cap           Bond Index
                                                Value Portfolio (b)   Value Portfolio    Value Portfolio       Portfolio (a)
                                                --------------------  -----------------  -----------------  --------------------
OPERATIONS
   Net investment income (loss)                             $ 1,233           $ (6,639)         $ (11,997)                $ 605
   Net realized gain (loss) on investments                    2,629            (44,786)           (51,497)                   38
   Net change in unrealized
      depreciation on investments                            (1,683)           (80,417)          (190,428)                 (380)
                                                --------------------  -----------------  -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            2,179           (131,842)          (253,922)                  263
                                                --------------------  -----------------  -----------------  --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                            4,921            460,398            481,187                 8,849
   Value of units redeemed                                   (1,207)           (18,133)           (13,330)                    -
   Transfers between portfolios                              53,778            112,832            681,877                10,715
   Policyholder charges                                         (15)              (961)              (185)                    -
                                                --------------------  -----------------  -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     57,477            554,136          1,149,549                19,564
                                                --------------------  -----------------  -----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                        59,656            422,294            895,627                19,827

NET ASSETS BEGINNING OF PERIOD                                    -            151,515            128,000                     -
                                                --------------------  -----------------  -----------------  --------------------

NET ASSETS END OF PERIOD                                   $ 59,656          $ 573,809        $ 1,023,627              $ 19,827
----------------------------------------------  ====================  =================  =================  ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                            -             14,023             11,708                     -

      Units Issued                                           14,331            112,259            191,956                 1,879
      Units Redeemed                                         (8,125)           (63,191)           (89,123)                    -
                                                --------------------  -----------------  -----------------  --------------------

Units Outstanding at December 31, 2002                        6,206             63,091            114,541                 1,879
                                                ====================  =================  =================  ====================


                                                JNL/Mellon Capital
                                                    Management         JNL/Oppenheimer       JNL/Oppenheimer        JNL/PIMCO
                                                  International         Global Growth             Growth           Total Return
                                               Index Portfolio (a)        Portfolio             Portfolio         Bond Portfolio
                                              --------------------- ---------------------  -------------------- -------------------
OPERATIONS
   Net investment income (loss)                               $ (1)            $ (15,825)             $ (8,768)          $ (38,754)
   Net realized gain (loss) on investments                    (104)              (36,991)              (36,843)             10,170
   Net change in unrealized
      depreciation on investments                                -              (225,382)             (120,022)            244,864
                                              --------------------- ---------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (105)             (278,198)             (165,633)            216,280
                                              --------------------- ---------------------  -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                               -               260,436               174,480           1,514,179
   Value of units redeemed                                       -               (20,491)              (39,056)           (141,007)
   Transfers between portfolios                                105               156,345                34,719           3,778,632
   Policyholder charges                                          -                  (202)                 (159)               (431)
                                              --------------------- ---------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       105               396,088               169,984           5,151,373
                                              --------------------- ---------------------  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                            -               117,890                 4,351           5,367,653

NET ASSETS BEGINNING OF PERIOD                                   -               806,988               441,046             400,167
                                              --------------------- ---------------------  -------------------- -------------------

NET ASSETS END OF PERIOD                                       $ -             $ 924,878             $ 445,397         $ 5,767,820
--------------------------------------------  ===================== =====================  ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                           -                88,751                46,925              40,952

      Units Issued                                             300               166,930                78,694             726,466
      Units Redeemed                                          (300)             (122,634)              (61,163)           (227,775)
                                              --------------------- ---------------------  -------------------- -------------------

Units Outstanding at December 31, 2002                           -               133,047                64,456             539,643
                                              ===================== =====================  ==================== ===================



                                                                          JNL/PPM
                                                JNL/PPM America           America
                                                    Balanced             High Yield
                                                   Portfolio           Bond Portfolio
                                              ---------------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ 75,756            $ 315,080
   Net realized gain (loss) on investments                 145,736             (230,208)
   Net change in unrealized
      depreciation on investments                         (429,977)             (51,159)
                                              ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (208,485)              33,713
                                              ---------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         497,165              651,347
   Value of units redeemed                                (469,360)            (215,458)
   Transfers between portfolios                            158,734              (58,220)
   Policyholder charges                                    (16,338)              (4,588)
                                              ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   170,201              373,081
                                              ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (38,284)             406,794

NET ASSETS BEGINNING OF PERIOD                           5,081,560            4,339,474
                                              ---------------------  -------------------

NET ASSETS END OF PERIOD                               $ 5,043,276          $ 4,746,268
--------------------------------------------  =====================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     450,600              446,538

      Units Issued                                         273,681              426,552
      Units Redeemed                                      (258,760)            (391,997)
                                              ---------------------  -------------------

Units Outstanding at December 31, 2002                     465,521              481,093
                                              =====================  ===================

(a) Inception date July 22, 2002.
(b) Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                 JNL/PPM America           JNL/PPM            JNL/Putnam          JNL/Putnam
                                                      Money             America Value           Equity          International
                                                Market Portfolio        Portfolio (b)         Portfolio        Equity Portfolio
                                              ----------------------  -------------------  -----------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ (24,361)                $ (7)         $ (53,064)           $ (13,697)
   Net realized gain (loss) on investments                   21,366                    -           (785,326)            (779,198)
   Net change in unrealized
      depreciation on investments                           (21,366)                 (19)          (324,611)             227,404
                                              ----------------------  -------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (24,361)                 (26)        (1,163,001)            (565,491)
                                              ----------------------  -------------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          460,976                5,352            188,923              190,253
   Value of units redeemed                                 (347,703)                  (3)          (302,228)            (157,835)
   Transfers between portfolios                          (1,450,805)               2,218           (547,403)            (242,443)
   Policyholder charges                                      (9,943)                   -            (13,528)              (6,222)
                                              ----------------------  -------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,347,475)               7,567           (674,236)            (216,247)
                                              ----------------------  -------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (1,371,836)               7,541         (1,837,237)            (781,738)

NET ASSETS BEGINNING OF PERIOD                            6,939,258                    -          4,856,100            2,724,000
                                              ----------------------  -------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                $ 5,567,422              $ 7,541        $ 3,018,863          $ 1,942,262
--------------------------------------------  ======================  ===================  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                      641,923                    -            585,748              308,863

      Units Issued                                          802,324                  691             90,566              408,193
      Units Redeemed                                       (928,831)                   -           (190,446)            (436,353)
                                              ----------------------  -------------------  -----------------  -------------------

Units Outstanding at December 31, 2002                      515,416                  691            485,868              280,703
                                              ======================  ===================  =================  ===================


                                                                                           JNL/S&P            JNL/S&P
                                                   JNL/Putnam          JNL/Putnam         Aggressive        Conservative
                                                 Midcap Growth        Value Equity          Growth             Growth
                                                   Portfolio            Portfolio        Portfolio I        Portfolio I
                                              --------------------- ------------------ -----------------  -----------------
OPERATIONS
   Net investment income (loss)                          $ (16,708)         $ (35,927)        $ (11,961)          $ 52,096
   Net realized gain (loss) on investments                (143,910)          (519,250)         (306,975)          (281,157)
   Net change in unrealized
      depreciation on investments                         (253,779)        (1,302,544)         (639,951)          (498,289)
                                              --------------------- ------------------ -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (414,397)        (1,857,721)         (958,887)          (727,350)
                                              --------------------- ------------------ -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         200,841            541,213         1,238,879          2,926,776
   Value of units redeemed                                 (52,688)          (449,172)          (92,360)          (332,536)
   Transfers between portfolios                            (29,866)        (1,526,159)          (30,404)         1,791,663
   Policyholder charges                                     (2,103)           (17,576)           (5,629)            (1,256)
                                              --------------------- ------------------ -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   116,184         (1,451,694)        1,110,486          4,384,647
                                              --------------------- ------------------ -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (298,213)        (3,309,415)          151,599          3,657,297

NET ASSETS BEGINNING OF PERIOD                           1,200,665          9,184,787         4,263,210          6,405,047
                                              --------------------- ------------------ -----------------  -----------------

NET ASSETS END OF PERIOD                                 $ 902,452        $ 5,875,372       $ 4,414,809       $ 10,062,344
--------------------------------------------  ===================== ================== =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     159,264            972,111           450,377            646,383

      Units Issued                                         127,765            321,699           284,063            879,368
      Units Redeemed                                      (116,120)          (506,691)         (163,172)          (405,902)
                                              --------------------- ------------------ -----------------  -----------------

Units Outstanding at December 31, 2002                     170,909            787,119           571,268          1,119,849
                                              ===================== ================== =================  =================


                                                                    JNL/S&P Equity
                                                 JNL/S&P Core         Aggressive
                                                   Index 100            Growth
                                                 Portfolio (a)        Portfolio I
                                              -------------------- ------------------
OPERATIONS
   Net investment income (loss)                            $ (148)         $ (15,866)
   Net realized gain (loss) on investments                      4            (90,190)
   Net change in unrealized
      depreciation on investments                             320           (230,593)
                                              -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            176           (336,649)
                                              -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         41,145            309,922
   Value of units redeemed                                      -            (28,168)
   Transfers between portfolios                             6,717            102,385
   Policyholder charges                                         -             (3,009)
                                              -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   47,862            381,130
                                              -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      48,038             44,481

NET ASSETS BEGINNING OF PERIOD                                  -          1,235,047
                                              -------------------- ------------------

NET ASSETS END OF PERIOD                                 $ 48,038        $ 1,279,528
--------------------------------------------  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                          -            129,844

      Units Issued                                          5,516             82,533
      Units Redeemed                                            -            (38,051)
                                              -------------------- ------------------

Units Outstanding at December 31, 2002                      5,516            174,326
                                              ==================== ==================

(a) Inception date July 22, 2002.
(b) Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                         JNL/S&P             JNL/S&P
                                                 JNL/S&P Equity          Moderate        Very Aggressive       JNL/Salomon
                                                     Growth               Growth              Growth         Brothers Global
                                                  Portfolio I          Portfolio I         Portfolio I        Bond Portfolio
                                              ---------------------  -----------------  ------------------- -------------------
OPERATIONS
   Net investment income (loss)                          $ (86,553)         $ (14,151)           $ (19,874)          $ 111,242
   Net realized gain (loss) on investments              (1,076,582)          (775,107)            (276,853)             13,599
   Net change in unrealized
      depreciation on investments                         (658,813)        (1,166,637)            (121,377)             19,904
                                              ---------------------  -----------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (1,821,948)        (1,955,895)            (418,104)            144,745
                                              ---------------------  -----------------  ------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                       2,234,727          4,886,612              202,971             217,811
   Value of units redeemed                                (278,335)          (561,126)             (51,566)           (121,078)
   Transfers between portfolios                           (213,388)         1,096,517             (184,868)            354,085
   Policyholder charges                                    (12,968)            (5,399)              (3,274)             (1,311)
                                              ---------------------  -----------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,730,036          5,416,604              (36,737)            449,507
                                              ---------------------  -----------------  ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (91,912)         3,460,709             (454,841)            594,252

NET ASSETS BEGINNING OF PERIOD                           5,793,175         11,001,026            1,556,959           1,889,944
                                              ---------------------  -----------------  ------------------- -------------------

NET ASSETS END OF PERIOD                               $ 5,701,263       $ 14,461,735          $ 1,102,118         $ 2,484,196
--------------------------------------------  =====================  =================  =================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     629,958          1,128,991              174,264             170,660

      Units Issued                                         808,669          1,651,507               97,752             135,549
      Units Redeemed                                      (611,234)        (1,055,910)            (111,587)            (96,397)
                                              ---------------------  -----------------  ------------------- -------------------

Units Outstanding at December 31, 2002                     827,393          1,724,588              160,429             209,812
                                              =====================  =================  =================== ===================


                                                       JNL/
                                                     Brothers
                                                 U.S. Government          JNL/T. Rowe          JNL/T. Rowe          JNL/T. Rowe
                                                     & Quality         Price Established      Price Mid-Cap         Price Value
                                                  Bond Portfolio        Growth Portfolio     Growth Portfolio        Portfolio
                                              -----------------------  -------------------  -------------------  ------------------
OPERATIONS
   Net investment income (loss)                            $ 229,642            $ (68,621)           $ (78,331)          $ (51,830)
   Net realized gain (loss) on investments                   279,781             (579,890)            (247,463)           (174,779)
   Net change in unrealized
      depreciation on investments                            149,809             (891,506)          (1,239,548)           (518,886)
                                              -----------------------  -------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           659,232           (1,540,017)          (1,565,342)           (745,495)
                                              -----------------------  -------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         1,403,538              483,872              580,173             533,863
   Value of units redeemed                                  (486,948)            (271,575)            (236,230)           (189,302)
   Transfers between portfolios                            2,893,242           (1,204,848)            (867,190)            262,737
   Policyholder charges                                      (13,358)             (11,479)             (14,310)             (4,361)
                                              -----------------------  -------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   3,796,474           (1,004,030)            (537,557)            602,937
                                              -----------------------  -------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      4,455,706           (2,544,047)          (2,102,899)           (142,558)

NET ASSETS BEGINNING OF PERIOD                             5,401,421            6,297,046            6,417,475           3,141,529
                                              -----------------------  -------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 9,857,127          $ 3,752,999          $ 4,314,576         $ 2,998,971
--------------------------------------------  =======================  ===================  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                       488,773              589,978              495,035             300,675

      Units Issued                                           782,722              251,046              196,672             320,853
      Units Redeemed                                        (467,354)            (373,518)            (245,002)           (268,640)
                                              -----------------------  -------------------  -------------------  ------------------

Units Outstanding at December 31, 2002                       804,141              467,506              446,705             352,888
                                              =======================  ===================  ===================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12,
1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty-six (56) Portfolios, each of which invests in the following series of mutual funds:

---------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                                 JNL/PPM America Balanced Fund
JNL/AIM Premier Equity II Fund                                JNL/PPM America High Yield Bond Fund
JNL/AIM Small Cap Growth Fund                                 JNL/PPM America Money Market Fund
JNL/Alger Growth Fund                                         JNL/PPM America Value Fund
JNL/Alliance Capital Growth Fund                              JNL/Putnam Equity Fund
JNL/Curian Enhanced S&P 500 Stock Index Fund                  JNL/Putnam International Equity Fund
JNL/Curian S&P 400 Mid Cap Index Fund                         JNL/Putnam Midcap Growth Fund
JNL/Curian S&P 500 Index Fund                                 JNL/Putnam Value Equity Fund
JNL/Curian Small Cap Index Fund                               JNL/S&P Aggressive Growth Fund I
JNL/Eagle Core Equity Fund                                    JNL/S&P Conservative Growth Fund I
JNL/Eagle SmallCap Equity Fund                                JNL/S&P Core Index 50 Fund
JNL/Janus Aggressive Growth Fund                              JNL/S&P Core Index 75 Fund
JNL/Janus Balanced Fund                                       JNL/S&P Core Index 100 Fund
JNL/Janus Capital Growth Fund                                 JNL/S&P Equity Aggressive Growth Fund I
JNL/Janus Global Equities Fund                                JNL/S&P Equity Growth Fund I
JNL/JPMorgan International Value Fund                         JNL/S&P Moderate Growth Fund I
JNL/Lazard Mid Cap Value Fund                                 JNL/S&P Very Aggressive Growth Fund I
JNL/Lazard Small Cap Value Fund                               JNL/Salomon Brothers Global Bond Fund
JNL/Mellon Capital Management Bond Index Fund                 JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Mellon Capital Management International Index Fund        JNL/T. Rowe Price Established Growth Fund
JNL/Oppenheimer Global Growth Fund                            JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Oppenheimer Growth Fund                                   JNL/T. Rowe Price Value Fund
JNL/PIMCO Total Return Bond Fund
---------------------------------------------------------------------------------------------------------------------------
    JNL VARIABLE FUND LLC                                       JNLNY VARIABLE FUND I LLC
JNL/Curian Communications Sector Fund                         JNL/Curian 25 Fund
JNL/Curian Consumer Brands Sector Fund                        JNL/Curian Global 15 Fund
JNL/Curian Energy Sector Fund                                 JNL/Curian Small-Cap Fund
JNL/Curian Financial Sector Fund                              JNL/Curian The Dow SM 10 Fund
JNL/Curian Pharmaceutical/Healthcare Sector Fund              JNL/Curian The S&P(R)10 Fund
JNL/Curian Technology Sector Fund
---------------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds.
     The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the years ended December 31, 2003 and 2002, contract maintenance charges were assessed in the amount of $60,151 and $49,945, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
     Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made.

NOTE 3 - POLICY CHARGES (CONTINUED)

CONTRACT CHARGES (CONTINUED)

     TRANSFER FEE CHARGE (CONTINUED)

     If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2003 and 2002, transfer fee charges were assessed in the amount of $375 and $500, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2003 and 2002, surrender charges were assessed in the amount of $275,542 and $193,897, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.10% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson
     National is that the costs of administering the contracts of the Separate
     Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

     OPTIONAL BENEFIT CHARGES

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson
     National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.1125% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit,
     Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

NOTE 3 - POLICY CHARGES (CONTINUED)

     OPTIONAL BENEFIT CHARGES (CONTINUED)

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the two optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     WITHDRAWAL CHARGE PERIOD. If you select the optional three or five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2003, purchases and proceeds from sales of investments are as follows:

-----------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                            PROCEEDS
                                                              PURCHASES    FROM SALES
JNL/AIM Large Cap Growth Fund                                 $ 1,428,056    $ 388,629
JNL/AIM Premier Equity II Fund                                    133,496       25,904
JNL/AIM Small Cap Growth Fund                                   1,954,551      319,547
JNL/Alger Growth Fund                                           1,471,081    1,093,717
JNL/Alliance Capital Growth Fund                                1,738,178      999,990
JNL/Curian Enhanced S&P 500 Index Fund                          1,150,643      143,096
JNL/Curian S&P 400 Mid Cap Index Fund                           1,765,553      108,577
JNL/Curian S&P 500 Index Fund                                   3,855,475      149,093
JNL/Curian Small Cap Index Fund                                 2,504,180      233,804
JNL/Eagle Core Equity Fund                                      1,131,327      556,445
JNL/Eagle SmallCap Equity Fund                                  1,132,611      648,232
JNL/Janus Aggressive Growth Fund                                  753,311    3,881,111
JNL/PPM America Balanced Fund                               $ 3,219,729    $ 1,119,517
JNL/PPM America High Yield Bond Fund                         10,207,305      4,042,674
JNL/PPM America Money Market Fund                             4,711,310      7,912,180
JNL/PPM America Value Fund                                    1,084,909         57,401
JNL/Putnam Equity Fund                                          514,582        904,434
JNL/Putnam International Equity Fund                            436,590        463,698
JNL/Putnam Midcap Growth Fund                                   442,428        292,955
JNL/Putnam Value Equity Fund                                  1,269,156      1,491,644
JNL/S&P Aggressive Growth Fund I                              3,813,832      1,842,373
JNL/S&P Conservative Growth Fund I                           11,298,732      4,235,252
JNL/S&P Core Index 50 Fund                                      356,977          4,289
JNL/S&P Core Index 75 Fund                                       60,421          4,385
JNL/Janus Balanced Fund                                     $ 1,730,367     $1,265,130
JNL/Janus Capital Growth Fund                                   858,911      2,989,558
JNL/Janus Global Equities Fund                                  106,756      1,469,579
JNL/JPMorgan International Value Fund                           698,060         73,401
JNL/Lazard Mid Cap Value Fund                                 1,332,993        195,951
JNL/Lazard Small Cap Value Fund                               2,355,975        975,529
JNL/Mellon Capital Management Bond Index Fund                   740,509        180,621
JNL/Mellon Capital Management International Index Fund          665,177         60,494
JNL/Oppenheimer Global Growth Fund                            1,224,396        263,589
JNL/Oppenheimer Growth Fund                                     299,742        151,018
JNL/PIMCO Total Return Bond Fund                              8,114,629      5,056,331
JNL/S&P Core Index 100 Fund                                  $  556,891     $  119,878
JNL/S&P Equity Aggressive Growth Fund I                         772,223        397,166
JNL/S&P Equity Growth Fund I                                 17,874,481      2,822,087
JNL/S&P Moderate Growth Fund I                               19,228,545      6,469,401
JNL/S&P Very Aggressive Growth Fund I                           811,348        410,650
JNL/Salomon Brothers Global Bond Fund                         2,933,746      1,061,094
JNL/Salomon Brothers US Government & Quality Bond Fund        4,461,565      6,107,897
JNL/T. Rowe Price Established Growth Fund                     1,980,168      1,018,466
JNL/T. Rowe Price Mid-Cap Growth Fund                         4,475,605      1,257,828
JNL/T. Rowe Price Value Fund                                  2,770,240      1,109,530

-----------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
JNL/Curian Communications Sector Fund                         $   5,100      $   5,451
JNL/Curian Consumer Brands Sector Fund                            4,800          4,891
JNL/Curian Energy Sector Fund                                     5,100          5,378
JNL/Curian Financial Sector Fund                                 28,663          5,266
JNL/Curian Pharmaceutical/Healthcare Sector Fund                 39,089          5,271
JNL/Curian Technology Sector Fund                                 4,800          4,839

---------------------------------------------------------------------------------------
                           JNLNY VARIABLE FUND I LLC
                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/Curian 25 Fund                                          $ 5,863,453      $ 544,843
JNL/Curian Global 15 Fund                                     1,236,175        136,439
JNL/Curian Small-Cap Fund                                     5,384,859        707,034
JNL/Curian The Dow SM 10 Fund                                 7,358,959        500,623
JNL/Curian The S&P(R)10 Fund
                                                              7,607,311        570,083

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES
  The following is a summary of insurance charges for the period ended December 31, 2003:



                  JNL/AIM            JNL/AIM            JNL/AIM          JNL/Alger        JNL/Alliance        JNL/Curian
                  Large Cap      Premier Equity II      Small Cap          Growth           Capital               25
              Growth Portfolio      Portfolio       Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
              -----------------  -----------------  ----------------- ----------------  -----------------  -----------------
 M&E CLASS

   1.250                  $ 13                $ -               $ 77             $ 17              $ 102               $ 32
   1.400                   750                368                784              306                136              3,508
   1.500                    21                  -                 54               11                  -                 66
   1.550                     -                  -                  -                -                  -                  -
   1.600                    60                  -                  -                -                  -                193
   1.645                     -                  -                  -                -                  -                 16
   1.650                    34                  -                190               10                  -              1,012
   1.670                    87                  -                485              162                 14                 36
   1.700                   130                  -                103               45                  -                130
   1.750                   849                  8                904               20                  5              1,464
   1.795                 1,017                  -                490              572                 21             13,214
   1.800                     -                 38                 49                -                 20                 19
   1.820                     -                  -                  1               76                 75                  -
   1.850                    37                 11                 37               34                 34                 40
   1.895                     -                  -                  -                -                  -                 11
   1.900                     -                  -                  -                -                  -                  -
   1.920                    76                  -                295              171                  -                977
   1.945                     -                  -                  -                -                  -                  -
   1.950                     3                  -                  -                3                  -                  -
   1.960                 1,260                109              1,267              937                430             38,946
   1.970                    24                  -                  3               29                  -                 45
   1.995                     -                  -                  -                -                  -                  -
   2.000                     -                 12                 49                -                  -                397
   2.020                     -                  -                  -               64                  -                 55
   2.050                     -                  -                 37               38                  -                822
   2.095                     -                  -                  -               51                 48                618
   2.100                     -                  -                  -                -                  -                  -
   2.145                     -                  -                 19                -                  -                 14
   2.150                     -                  -                200                -                235                456
   2.195                     -                  -                 33                -                  -                 57
   2.220                     -                  -                  -                -                  -                 13
   2.245                     -                  -                  -                -                  -                  -
   2.270                     2                  -                 45                -                164                 74
   2.295                     -                  -                  -                -                  -                  -
   2.300                     -                 10                100                7                479                128
   2.310                     -                  -                  -                -                  -                  -
   2.320                     -                  -                  -                -                  -                  -
   2.350                     -                  -                  -                -                  -                 73
   2.395                     -                 11                  6                -                  -                  -
   2.450                    75                265                 22               77              1,652                211
   2.470                     -                  -                  -                -                  -                  -



                                                                              JNL/Curian
                  JNL/Curian           JNL/Curian          JNL/Curian          Enhanced          JNL/Curian       JNL/Curian
                Communications      Consumer Brands          Energy          S&P 500 Stock       Financial          Global
               Sector Portfolio     Sector Portfolio    Sector Portfolio    Index Portfolio   Sector Portfolio   15 Portfolio
             --------------------- -------------------  -----------------  ------------------ ----------------- ----------------
 M&E CLASS

   1.250                      $ 1                 $ 1                $ 1                $ 68               $ 1             $ 40
   1.400                        -                   -                  -                 784                 -              718
   1.500                        -                   -                  -                   4                 -               48
   1.550                        -                   -                  -                   -                 -                -
   1.600                        -                   -                  -                 114                 -              128
   1.645                        -                   -                  -                   -                 -               15
   1.650                        1                   1                  1                  24                 1            1,001
   1.670                        -                   -                  -                 113                 -               88
   1.700                        -                   -                  -                 159                 -               92
   1.750                        -                   -                  -                 887                 -            1,337
   1.795                        -                   -                  -                  62                 6              275
   1.800                        -                   -                  -                  28                 -               24
   1.820                        -                   -                  -                   -                 -                -
   1.850                        -                   -                  -                   -                 -               48
   1.895                        -                   -                  -                   -                 -               11
   1.900                        -                   -                  -                   -                 -               15
   1.920                        -                   -                  -                   -                 -               55
   1.945                        -                   -                  -                   -                 -                -
   1.950                        -                   -                  -                   -                 -                -
   1.960                        -                   -                  -                 873                 -            1,598
   1.970                        -                   -                  -                   -                 -               59
   1.995                        -                   -                  -                   -                 -                8
   2.000                        -                   -                  -                   -                 -               40
   2.020                        -                   -                  -                  46                 -               35
   2.050                        -                   -                  -                  88                 -              805
   2.095                        -                   -                  -                  94                 -              635
   2.100                        -                   -                  -                   -                 -                -
   2.145                        -                   -                  -                   -                 -               14
   2.150                        -                   -                  -                   -                 -              360
   2.195                        -                   -                  -                  11                 -                -
   2.220                        -                   -                  -                   -                 -               13
   2.245                        -                   -                  -                   6                 -                -
   2.270                        -                   -                  -                   -                 -               59
   2.295                        -                   -                  -                   -                 -               22
   2.300                        -                   -                  -                 651                 -              141
   2.310                        -                   -                  -                   -                 -                -
   2.320                        -                   -                  -                   -                 -                -
   2.350                        -                   -                  -                   -                 -               69
   2.395                        -                   -                  -                   -                 -                -
   2.450                        -                   -                  -                 145                 -               58
   2.470                        -                   -                  -                   3                 -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                  JNL/AIM            JNL/AIM            JNL/AIM          JNL/Alger        JNL/Alliance        JNL/Curian
                  Large Cap      Premier Equity II      Small Cap          Growth           Capital               25
              Growth Portfolio      Portfolio       Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
              -----------------  -----------------  ----------------- ----------------  -----------------  -----------------
 M&E CLASS

   2.570                     -                  -                 -               -                    -                  3
   2.595                     -                  -                 -               -                    -                  4
   2.650                    40                  -                 84               95                  -                  -
   2.800                     -                  -                127                -                  -                  -


PERSPECTIVE
  Standard Benefit       2,563              1,266              4,227           73,140             17,355                548
  Contract Enhancement
  Benefit                1,783              2,812              7,131            6,699              9,234                331
              -----------------  -----------------  ----------------- ----------------  -----------------  -----------------

    Total              $ 8,824            $ 4,910           $ 16,819         $ 82,564           $ 30,004           $ 63,513
              =================  =================  ================= ================  =================  =================



                                                                               JNL/Curian
                   JNL/Curian           JNL/Curian          JNL/Curian          Enhanced          JNL/Curian       JNL/Curian
                 Communications      Consumer Brands          Energy          S&P 500 Stock       Financial          Global
                Sector Portfolio     Sector Portfolio    Sector Portfolio    Index Portfolio   Sector Portfolio   15 Portfolio
              --------------------- -------------------  -----------------  ------------------ ----------------- ----------------
 M&E CLASS

   2.570                         -                     -                -                    -                -                1
   2.595                         -                     -                -                    -                -                2
   2.650                         -                   -                  -                   6                 -                -
   2.800                         -                   -                  -                   -                 -                -


PERSPECTIVE
  Standard Benefit               1                   1                  1                 668                 2              475
  Contract Enhancement
  Benefit                        -                   -                  -               2,096                 7              492
              --------------------- -------------------  -----------------  ------------------ ----------------- ----------------

    Total                      $ 3                 $ 3                $ 3             $ 6,930              $ 17          $ 8,781
              ===================== ===================  =================  ================== ================= ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                      JNL/Curian
                   Pharmaceutical/      JNL/Curian         JNL/Curian          JNL/Curian         JNL/Curian         JNL/Curian
                      Healthcare      S&P 400 MidCap         S&P 500            Small-Cap         Small Cap          Technology
                   Sector Portfolio   Index Portfolio    Index Portfolio        Portfolio      Index Portfolio    Sector Portfolio
                   -----------------  ----------------  ------------------  ------------------ -----------------  -----------------
   M&E CLASS

     1.250                      $ 1             $ 138               $ 122                $ 35             $ 146                $ 1
     1.400                        -               592               1,970               3,012               502                  -
     1.500                        -                17                  17                  48                 -                  -
     1.550                        -                 -                  32                   -                 -                  -
     1.600                        -                77                 231                 122                60                  -
     1.645                        -               156                 208                  16               157                  -
     1.650                        1               105                 102               1,118               113                  1
     1.670                        -                56                   -                  85                 5                  -
     1.700                        -                67                  31                  36                10                  -
     1.750                        -             1,262               2,423               1,430             1,171                  -
     1.795                        8             1,065               3,447              10,682             1,472                  -
     1.800                        -                52                  35                  13                40                  -
     1.820                        -                 -                 453                   -                 -                  -
     1.850                        -                11                 116                  48                52                  -
     1.895                        -                 -                   -                  11                 -                  -
     1.900                        -                68                 169                   -                34                  -
     1.920                        -                82                  91                 814                81                  -
     1.945                        -                 4                   4                   -                 4                  -
     1.950                        -                 -                   -                   -                 -                  -
     1.960                        -             6,691               7,387              31,496             7,124                  -
     1.970                        -                 -                   -                  44                10                  -
     1.995                        -                 -                   -                   8                 -                  -
     2.000                        -                 -                  22                 117                21                  -
     2.020                        -                41                  77                  25                18                  -
     2.050                        -                 -                  62                 806                30                  -
     2.095                        -                 1                 191                 561                 1                  -
     2.100                        -                 -                   -                   -                 -                  -
     2.145                        -                82               1,135                 109                83                  -
     2.150                        -                 -                 114                 487                 -                  -
     2.195                        -                 -                  31                  34                 -                  -
     2.220                        -                 -                   -                  13                 -                  -
     2.245                        -                 1                   -                   2                 -                  -
     2.270                        -               177                 219                  40               172                  -
     2.295                        -                 -                   -                   -                 -                  -
     2.300                        -               416               2,122                 169               411                  -
     2.310                        -                 -                   -                   -                 -                  -
     2.320                        -                 -                   -                   -                 -                  -
     2.350                        -                 -                   -                  73                 -                  -
     2.395                        -                 -                  11                   -                 -                  -
     2.450                        -               114                 161                 405             1,065                  -
     2.470                        -                 -                   -                   -                 -                  -





                      JNL/Curian          JNL/Curian          JNL/Eagle         JNL/Eagle         JNL/Janus         JNL/Janus
                     The Dow SM           The S&P(R)           Core Equity       SmallCap          Aggressive          Balanced
                    10 Portfolio        10 Portfolio         Portfolio      Equity Portfolio  Growth Portfolio      Portfolio
                  ------------------  ------------------  ----------------- ----------------  -----------------  -----------------
   M&E CLASS

     1.250                     $ 11                $ 20               $ 66             $ 16                $ -               $ 21
     1.400                    4,998               4,030                593              236                103              1,131
     1.500                       66                  75                 42                1                  -                 19
     1.550                        -                   -                  -                -                  -                  -
     1.600                      210                 185                  -                -                  7                  7
     1.645                       16                  15                  -                -                  -                  -
     1.650                    1,040                 945                 19                -                  -                201
     1.670                       43                  23                 88                1                  -                110
     1.700                      404                 161                 56                -                  -                135
     1.750                    1,565               1,500                417              266                  -                948
     1.795                   11,946              17,014                966                -                 56              1,891
     1.800                       18                   4                 56               20                  -                456
     1.820                        -                   -                 58                1                  -                  -
     1.850                       40                  76                 85               18                  -                 28
     1.895                       11                  11                  -                -                  -                  -
     1.900                       12                   -                  -                -                  -                  -
     1.920                      905               1,290                159                -                  -                 69
     1.945                       19                   -                  -                -                  -                  -
     1.950                        1                   1                  6                -                  -                  3
     1.960                   41,492              50,058              1,103              612                618              2,302
     1.970                       79                  44                 41                3                  -                 21
     1.995                        -                   -                  -                -                  -                  -
     2.000                      432                 122                  -                -                  -                  -
     2.020                       35                  87                  -               32                  -                  -
     2.050                      877                 702                  -                -                  -                 42
     2.095                      822                 747                 48                -                 41                346
     2.100                        -                   -                  -                -                  -                  -
     2.145                       13                  13                180              295                  -                435
     2.150                      357                 340                  7               68                  -                  5
     2.195                       66                  35                  1                -                  -                  -
     2.220                       13                  13                  -                -                  -                  -
     2.245                        -                   -                  -                -                  -                  -
     2.270                       74                  73                  -                -                  -                 13
     2.295                        -                   -                  -               11                  -                  -
     2.300                      372                 211                349              184                  -                895
     2.310                        -                   -                  -                -                  -                  -
     2.320                        -                   -                  -                -                  -                  -
     2.350                       73                  70                  -                -                  -                175
     2.395                        -                   -                  -                -                  -                  -
     2.450                    1,177                  59                  -              258                  -                195
     2.470                        -                   -                  -                -                  -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                      JNL/Curian
                   Pharmaceutical/      JNL/Curian         JNL/Curian          JNL/Curian         JNL/Curian         JNL/Curian
                      Healthcare      S&P 400 MidCap         S&P 500            Small-Cap         Small Cap          Technology
                   Sector Portfolio   Index Portfolio    Index Portfolio        Portfolio      Index Portfolio    Sector Portfolio
                   -----------------  ----------------  ------------------  ------------------ -----------------  -----------------
   M&E CLASS

     2.570                        -                 4                   7                   2                 2                  -
     2.595                        -                 6                  10                   -                 3                  -
     2.650                        -               194                  10                 169                62                  -
     2.800                        -               308                 302                  97               316                  -


  PERSPECTIVE
  Standard Benefit                1               544               4,095               1,318             3,786                  1
  Contract Enhancement
    Benefit                      10               546               1,213                 377               743                  -
                   -----------------  ----------------  ------------------  ------------------ -----------------  -----------------

      Total                    $ 21          $ 12,877            $ 26,620            $ 53,822          $ 17,694                $ 3
                   =================  ================  ==================  ================== =================  =================



                      JNL/Curian          JNL/Curian          JNL/Eagle         JNL/Eagle         JNL/Janus          JNL/Janus
                      The Dow SM           The S&P(R)           Core Equity       SmallCap          Aggressive          Balanced
                     10 Portfolio        10 Portfolio         Portfolio      Equity Portfolio  Growth Portfolio      Portfolio
                   ------------------  ------------------  ----------------- ----------------  -----------------  -----------------
   M&E CLASS

     2.570                         4                   5                  -                -                  -                  -
     2.595                         5                   7                  -                -                  -                  -
     2.650                         -                   -                  -                -                  -                  -
     2.800                         -                   -                122              154                  -                465


  PERSPECTIVE
  Standard Benefit               557                 749             17,795           24,119             99,142             35,553
  Contract Enhancement
    Benefit                      722                 392             11,927            6,143              7,037             21,509
                   ------------------  ------------------  ----------------- ----------------  -----------------  -----------------

      Total                 $ 68,475            $ 79,077           $ 34,184         $ 32,438          $ 107,004           $ 66,975
                   ==================  ==================  ================= ================  =================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):

                                                                                                              JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard          Management
                    Capital Growth   Global Equities    International         Mid Cap         Small Cap           Bond Index
                      Portfolio         Portfolio      Value Portfolio    Value Portfolio  Value Portfolio        Portfolio
                   ----------------- ----------------- -----------------  ---------------- -----------------  -------------------
   M&E CLASS

     1.250                     $ 81               $ -               $ 5               $ 9               $ 9                  $ -
     1.400                      176                 -               144               450               807                  447
     1.500                        -                 -                 -                61                50                    -
     1.550                        -                 -                 -                 -                 -                    -
     1.600                        -                 -                 -                45                36                  104
     1.645                        -                 -                 -                 -                 -                    -
     1.650                        -                 -                 -               190                 -                    -
     1.670                        -                 -                78               481               483                    1
     1.700                       81                 -                 5               162               178                    -
     1.750                        -                 -               330               615               227                   27
     1.795                       66                 -                64               738               866                  393
     1.800                        -                 -                 -                 -                64                   47
     1.820                        -                 -                 -               145                 1                    -
     1.850                        -                 -                 2                48                27                   92
     1.895                        -                 -                 -                 -                 -                    -
     1.900                        6                 -                 -                15                23                   33
     1.920                        -                 -                 -               262               290                   73
     1.945                        -                 -                 7                 4                 -                    -
     1.950                        -                 -                 -                 2                 3                    -
     1.960                      229                 -                60               775             4,687                    1
     1.970                        -                 -                 -                31                 9                    -
     1.995                        -                 -                 -                 -                 -                    -
     2.000                       50                 -               104                35               152                    -
     2.020                        -                 -                59               123                35                    -
     2.050                       37                 -                 -                44                38                    -
     2.095                      132                 -               129               557               405                  109
     2.100                        -                 -                 -                 -                 -                    -
     2.145                        -                 -                 -                22               201                    -
     2.150                        -                 -                 4               165                57                    -
     2.195                        -                 -                 -                 -                 -                    -
     2.220                        -                 -                 -                 -                 -                    -
     2.245                        -                 -                 -                 -                 -                    -
     2.270                        -                 -                 -                42                42                  171
     2.295                        -                 -                 -                23                 -                    -
     2.300                        -                 -               240               214               543                  516
     2.310                        -                 -                 -                 -                 -                    -
     2.320                        -                 -                 -                 -                 -                    -
     2.350                        -                 -                 -                 -                 -                    -
     2.395                        -                 -                 -                 -                 -                    -
     2.450                        -                 -                 -               146               224                    -
     2.470                        -                 -                 -                 -                 -                    -




                 JNL/Mellon Capital                                                                                    JNL/PPM
                   Management         JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                  International        Global Growth           Growth          Total Return          Balanced         High Yield
                 Index Portfolio         Portfolio           Portfolio        Bond Portfolio        Portfolio       Bond Portfolio
               --------------------  ------------------  -------------------  ----------------  ------------------ -----------------
   M&E CLASS

     1.250                     $ -                $ 63                  $ -             $ 203                $ 55              $ 38
     1.400                      40                 732                  311             3,185                 969             4,146
     1.500                       -                  16                    -                93                  23                57
     1.550                       -                   -                    -                 -                   -                 -
     1.600                      82                   7                    -                29                  53                99
     1.645                      51                   -                    -                 -                   5                 3
     1.650                       8                  19                    -               849                  44                15
     1.670                       -                  84                    -               300                 147               112
     1.700                       -                  75                   47               983                 340               523
     1.750                     844                 340                  364               767                 488             1,452
     1.795                     159                 896                  164             5,775               1,469             5,343
     1.800                       -                  15                    -               827                  98               334
     1.820                       -                 209                  186             2,736                 237             3,821
     1.850                      13                  42                   13                77                  35                40
     1.895                       -                   -                    -                 -                   -                 -
     1.900                      34                   6                    -                 -                   6                 -
     1.920                      81                  74                    7               525                 220               400
     1.945                       -                   -                    -                 -                   -               504
     1.950                       -                   3                    -                 6                   3                 3
     1.960                     163                 932                  162             7,696               3,169            10,721
     1.970                       -                   -                    -               106                  12                93
     1.995                       -                   -                    -                 -                   -                 -
     2.000                       -                   -                   69               584                 145               329
     2.020                      25                  18                    -                41                  15                34
     2.050                      28                  38                    -               545                   -               370
     2.095                       1                 182                   88             1,415                 107             1,019
     2.100                       -                   -                    -                 -                   -                 -
     2.145                     152                  90                   85             4,456               2,907             1,318
     2.150                       -                   -                    -               412                  59               181
     2.195                       -                   -                    -                89                  36                 1
     2.220                       -                   -                    -                 -                   -                 -
     2.245                       -                   -                    -                 6                   -               114
     2.270                     179                 125                    2                82                   -                 1
     2.295                       -                   -                    -                 -                   -                 -
     2.300                     194                 559                   33             9,965                 446             4,946
     2.310                       -                   -                    -                 -                   -                 -
     2.320                       -                   -                    -                 4                   -                 -
     2.350                       -                   -                    -                 -                   -               174
     2.395                       -                   -                    -                 -                   6                 -
     2.450                      40                 832                  242             5,606                 144            18,707
     2.470                       -                   -                    -                 3                   -                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                                                                                                              JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard          Management
                    Capital Growth   Global Equities    International         Mid Cap         Small Cap           Bond Index
                      Portfolio         Portfolio      Value Portfolio    Value Portfolio  Value Portfolio        Portfolio
                   ----------------- ----------------- -----------------  ---------------- -----------------  -------------------
   M&E CLASS

     2.570                        -                 -                 -                 -                 -                    -
     2.595                        -                 -                 -                 -                 -                    -
     2.650                        -                 -                41                41                39                   25
     2.800                        -                 -                96               154                79                    -


  PERSPECTIVE
  Standard Benefit           83,632            54,544               940             2,985            14,807                  334
  Contract Enhancement
    Benefit                   8,039                 -             1,117             6,830             7,702                1,219
                   ----------------- ----------------- -----------------  ---------------- -----------------  -------------------

      Total                $ 92,529          $ 54,544           $ 3,425          $ 15,414          $ 32,084              $ 3,592
                 =================== ================= =================  ================ =================  ===================


                  JNL/Mellon Capital                                                                                    JNL/PPM
                     Management         JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                    International        Global Growth          Growth          Total Return          Balanced         High Yield
                   Index Portfolio         Portfolio          Portfolio        Bond Portfolio        Portfolio       Bond Portfolio
                 -------------------  ------------------  ------------------  ----------------  ------------------ -----------------
   M&E CLASS

     2.570                        3                   -                   -                -                    -                 -
     2.595                        4                   -                   -                -                    -                 -
     2.650                        -                   1                   -               149                   -               201
     2.800                        -                   -                   1               822                 431               320


  PERSPECTIVE
  Standard Benefit               33               6,409               2,472            47,110              62,211            53,509
  Contract Enhancement
    Benefit                      69              10,451               5,097            28,772              23,150            29,974
                 -------------------  ------------------  ------------------  ----------------  ------------------ -----------------

      Total                 $ 2,203            $ 22,218             $ 9,343         $ 124,218            $ 97,030         $ 138,902
                 ===================  ==================  ==================  ================  ================== =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                 JNL/PPM America        JNL/PPM           JNL/Putnam          JNL/Putnam          JNL/Putnam        JNL/Putnam
                      Money          America Value          Equity          International      Midcap Growth       Value Equity
                Market Portfolio       Portfolio          Portfolio       Equity Portfolio       Portfolio           Portfolio
               -------------------  ----------------- ------------------  ------------------  -----------------  ------------------
  M&E CLASS

    1.250                     $ 2               $ 34                $ 7                 $ 2               $ 15                 $ -
    1.400                     394                108                154                 213                500                 727
    1.500                       2                 19                  -                   1                  -                  19
    1.550                       -                  -                  -                   -                  -                   -
    1.600                       -                 10                  -                   -                  -                   -
    1.645                       -                  -                  -                   -                  -                   -
    1.650                     955                  -                  -                   -                  -                  19
    1.670                     383                 64                  -                  30                  -                 103
    1.700                       -                 13                 24                   -                  -                 215
    1.750                      66                251                164                  48                967                 126
    1.795                   2,336                355                  -                  21                104                 477
    1.800                   1,139                 57                  -                 305                 87                 103
    1.820                       -                  6                  -                   -                  -                 212
    1.850                       -                 51                  -                  28                  7                  65
    1.895                       -                  -                  -                   -                  -                   -
    1.900                       -                 49                  -                   8                  -                   -
    1.920                      71                116                 42                   -                  -                 174
    1.945                       -                  -                  -                   -                  -                   -
    1.950                       -                  3                  -                   -                  -                   3
    1.960                     839              2,686                 32                 229                216                 387
    1.970                       -                 21                  -                   -                  6                  21
    1.995                       -                  -                  -                   -                  -                   -
    2.000                       -                  -                  -                 100                 21                 305
    2.020                       -                 40                  -                   -                  -                   -
    2.050                       -                 45                  -                 208                  -                   -
    2.095                      23                147                349                  38                  -                 121
    2.100                       -                  -                  -                   -                  -                   -
    2.145                       -                  -                  -                  14                 19                   -
    2.150                       -                172                  -                 105                  -                  66
    2.195                       -                  -                  -                   -                  -                   -
    2.220                       -                  -                  -                   -                  -                   -
    2.245                       -                  -                  -                   -                  -                   -
    2.270                       -                  -                  -                   5                  -                   -
    2.295                       -                  -                  -                   -                  -                  29
    2.300                     682                270                 46                  89                 60                 269
    2.310                       -                  -                  -                   -                  -                   -
    2.320                       -                  -                  -                   -                  -                   -
    2.350                       -                  -                  -                   -                  -                   -
    2.395                       -                  -                  -                   -                  6                   -
    2.450                      12                  -                  -                   -                  -                   -
    2.470                       -                  -                  -                   -                  -                   -



                  JNL/S&P             JNL/S&P                                                                   JNL/S&P Equity
                 Aggressive         Conservative       JNL/S&P Core        JNL/S&P Core       JNL/S&P Core        Aggressive
                   Growth              Growth            Index 50            Index 75           Index 100           Growth
                Portfolio I         Portfolio I         Portfolio           Portfolio           Portfolio        Portfolio I
             -------------------  ----------------- -------------------  -----------------  ------------------ -----------------
  M&E CLASS

    1.250                  $ 20              $ 113               $ 198                $ -                $ 44              $ 58
    1.400                 5,095              9,824                   -                 50                  66               159
    1.500                     -                 94                   -                  -                   -                 -
    1.550                     -                 11                   -                  -                   -                 -
    1.600                    19                 94                   -                  -                   -                 -
    1.645                     -                 65                   -                  -                   -                 -
    1.650                     -              2,359                   -                  -                   -                 -
    1.670                 1,046                646                   -                  5                 118                 4
    1.700                   892              1,649                   -                  -                   -               633
    1.750                   975              4,452                 162                  -                 276                 -
    1.795                 2,602              4,440                  21                 96                 486                 -
    1.800                    13              1,833                   -                  -                  45                 -
    1.820                   222                847                   6                  -                 349                 -
    1.850                    18                 60                   -                  -                   -                 -
    1.895                     -                  -                   -                  -                   -                 -
    1.900                     -                  -                   -                  -                   -                 -
    1.920                   577                260                  34                  -                 256                79
    1.945                     4                  -                   -                  -                   -                 -
    1.950                     -                  -                   -                  -                   -                 -
    1.960                 2,046             21,516                  92                  -                   4             4,767
    1.970                     -                242                   -                  -                   -                 -
    1.995                     -                  -                   -                  -                   -                 -
    2.000                   793                447                   -                  -                 416                 -
    2.020                     2                  5                   -                  -                   -                 -
    2.050                   126              1,065                  80                  -                  62                17
    2.095                   750              4,920                   -                  -                   -                 -
    2.100                     -                448                   -                  -                   -                 -
    2.145                   392              2,691                   -                  -                   -                 -
    2.150                    38                 62                   -                  -                   -                 -
    2.195                   104                 23                   -                  -                   -                82
    2.220                     -                  8                   -                  -                   -                 -
    2.245                     -                134                   -                  -                   -                 -
    2.270                     -                 32                 279                  -                   -                 -
    2.295                     -                  -                   -                  -                   -                 -
    2.300                 1,526             13,204                   -                  -                 339                23
    2.310                     2                  2                   -                  -                   -                 -
    2.320                     -                  -                   -                  -                   -                 -
    2.350                     -                  -                   -                  -                   -                 -
    2.395                     -                  -                   -                  -                   -                 -
    2.450                     -                672                   -                  -                  40                 -
    2.470                     3                  -                   -                  -                   3                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):



                  JNL/PPM America         JNL/PPM         JNL/Putnam          JNL/Putnam          JNL/Putnam         JNL/Putnam
                        Money          America Value         Equity          International      Midcap Growth       Value Equity
                  Market Portfolio       Portfolio         Portfolio       Equity Portfolio       Portfolio           Portfolio
                 -------------------  ----------------- -----------------  ------------------  -----------------  ------------------
  M&E CLASS

    2.570                         -                  9                 -                   -                  -                   -
    2.595                         -                  -                 -                   -                  -                   -
    2.650                         -                 35                 -                  81                  8                   -
    2.800                         -                  -                 -                 158                151                 124


 PERSPECTIVE
  Standard Benefit           44,462                139            39,434              22,200              6,845              66,814
  Contract Enhancement
   Benefit                   10,810                 81             5,627               4,879              8,197              19,787
                 -------------------  ----------------- -----------------  ------------------  -----------------  ------------------

     Total                 $ 62,176            $ 4,781          $ 45,879            $ 28,762           $ 17,209            $ 90,166
               =====================  ================= =================  ==================  =================  ==================


                    JNL/S&P             JNL/S&P                                                                   JNL/S&P Equity
                   Aggressive         Conservative       JNL/S&P Core        JNL/S&P Core       JNL/S&P Core        Aggressive
                     Growth              Growth            Index 50            Index 75           Index 100           Growth
                  Portfolio I         Portfolio I         Portfolio           Portfolio           Portfolio        Portfolio I
               -------------------  ----------------- -------------------  -----------------  ------------------ -----------------
  M&E CLASS

    2.570                       -                 37                   -                  -                   -                 -
    2.595                       -                  -                   -                  -                   -                 -
    2.650                   1,267                338                   -                  -                   -                 -
    2.800                      64                308                   -                  -                   -                 -


 PERSPECTIVE
  Standard Benefit         42,243             82,193                 253                170                  98            13,013
  Contract Enhancement
   Benefit                 17,167             64,443                 191                 49                   -             2,907
               -------------------  ----------------- -------------------  -----------------  ------------------ -----------------

     Total               $ 78,006          $ 219,537             $ 1,316              $ 370             $ 2,602          $ 21,742
               ===================  ================= ===================  =================  ================== =================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                                                                                                JNL/Salomon
                                        JNL/S&P           JNL/S&P                                Brothers
                JNL/S&P Equity        Moderate        Very Aggressive       JNL/Salomon         U.S. Government       JNL/T. Rowe
                    Growth             Growth             Growth         Brothers Global          & Quality       Price Established
                 Portfolio I        Portfolio I         Portfolio I        Bond Portfolio       Bond Portfolio      Growth Portfolio
              ------------------- ----------------- ------------------ -------------------  -------------------- -------------------
  M&E CLASS

    1.250                  $ 300             $ 357               $ 160                $ 28                  $ 14                $ 32
    1.400                    932            24,043                 750                 656                 1,914                 803
    1.500                     15                53                   -                  24                    45                  29
    1.550                     11                 1                   -                   -                     -                   9
    1.600                    532               434                   -                  18                     -                   4
    1.645                      -                79                   -                   -                     -                   -
    1.650                     24               139                   -                  15                   272                 197
    1.670                    606               137                   9                 115                     -                  71
    1.700                    827             1,783                 351                 262                   174                 206
    1.750                    960            11,412                   -                 303                   551                 104
    1.795                 19,421            11,392                   -               1,196                 1,075               1,346
    1.800                  2,473             1,988                   -                   4                   618                   -
    1.820                     87               229                   -                  71                 6,874                   1
    1.850                      -               134                   -                  14                    68                  59
    1.895                      -                55                   -                   -                     -                   -
    1.900                      -                 -                   -                   -                     -                  43
    1.920                  3,675               207                  79                 279                    57                 189
    1.945                      4               104                  44                   7                     -                   7
    1.950                      -                 -                   -                   3                     -                   5
    1.960                 43,905            31,583                 914               2,282                 1,874               1,594
    1.970                      -                95                   -                  39                    29                  40
    1.995                      -                 -                   -                   -                     -                   -
    2.000                    134             1,239                   8                  21                   106                 138
    2.020                      -                79                   -                   -                     5                  33
    2.050                     62               246                   -                  99                    72                 167
    2.095                      -             1,653                  10                 255                   839                 418
    2.100                      -                 -                   -                   -                     -                   -
    2.145                      -             6,165                   -               1,171                   725                 157
    2.150                      6               113                   -                   -                   353                   -
    2.195                    144                63                  14                   -                     -                  23
    2.220                      -                 -                   -                   -                     -                   -
    2.245                      -               110                   -                 111                     -                   -
    2.270                    541               456                   -                  42                     -                 126
    2.295                      -                 -                   -                   -                     -                   -
    2.300                     14            20,611               1,364                 676                 6,991                 377
    2.310                      2                 2                   -                   -                     -                   -
    2.320                      -                 -                   -                   -                     -                   -
    2.350                      -                 -                   -                   -                     -                   -
    2.395                      -                 -                   -                   -                     -                  11
    2.450                    217               864                   -                 310                 2,705                 261
    2.470                      -                 -                   -                   -                     -                   9




                  JNL/T. Rowe       JNL/T. Rowe
                Price Mid-Cap       Price Value
               Growth Portfolio      Portfolio
              ------------------- -----------------
  M&E CLASS

    1.250                  $ 204              $ 83
    1.400                  1,208             1,594
    1.500                     79                47
    1.550                      -                25
    1.600                     35                14
    1.645                      3                 3
    1.650                     14               317
    1.670                    497               206
    1.700                    164               953
    1.750                    701               781
    1.795                  1,015             1,328
    1.800                     10               481
    1.820                    117               181
    1.850                     43                68
    1.895                      -                 -
    1.900                      4                 -
    1.920                    491               126
    1.945                      -                 4
    1.950                      2                 6
    1.960                  1,882             2,894
    1.970                      -                 6
    1.995                      -                 -
    2.000                     44               280
    2.020                     10                49
    2.050                    131               629
    2.095                    292               823
    2.100                      -                 -
    2.145                    250               330
    2.150                     90                 -
    2.195                     41                23
    2.220                      -                 -
    2.245                      -                 -
    2.270                    163                44
    2.295                      -                28
    2.300                    756               794
    2.310                      -                 -
    2.320                      -                 -
    2.350                      -                 -
    2.395                      -                 6
    2.450                  1,025               472
    2.470                      9                 9

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):



                                                                                                       JNL/Salomon
                                           JNL/S&P             JNL/S&P                                  Brothers
                     JNL/S&P Equity        Moderate        Very Aggressive       JNL/Salomon         U.S. Government
                         Growth             Growth              Growth         Brothers Global          & Quality
                      Portfolio I        Portfolio I         Portfolio I        Bond Portfolio       Bond Portfolio
                   ------------------- -----------------  ------------------- -------------------  --------------------
    M&E CLASS

      2.570                         -                 -                    -                   -                     -
      2.595                         -                 -                    -                   -                     -
      2.650                         -               598                   54                   -                    56
      2.800                         -                64                  479                 279                     -


   PERSPECTIVE
  Standard Benefit             47,287           102,502                9,525              26,446                78,381
  Contract Enhancement
     Benefit                   67,364           135,074                6,648              15,794                42,531
                   ------------------- -----------------  ------------------- -------------------  --------------------

      Total                 $ 189,543         $ 354,064             $ 20,409            $ 50,520             $ 146,329
                   =================== =================  =================== ===================  ====================


                       JNL/T. Rowe         JNL/T. Rowe        JNL/T. Rowe
                    Price Established     Price Mid-Cap       Price Value
                    Growth Portfolio     Growth Portfolio      Portfolio
                   --------------------  -----------------  ----------------
    M&E CLASS

      2.570                          5                  5                 -
      2.595                          -                  -                 -
      2.650                          -                 65                98
      2.800                          -                  -               125


   PERSPECTIVE
  Standard Benefit              46,355             60,261            24,418
  Contract Enhancement
     Benefit                    14,591             18,710            23,064
                   --------------------  -----------------  ----------------

      Total                   $ 67,410           $ 88,321          $ 60,309
                   ====================  =================  ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
  The following is a summary of accumulation unit values as of December 31, 2003:



                       JNL/AIM           JNL/AIM            JNL/AIM           JNL/Alger        JNL/Alliance       JNL/Curian
                      Large Cap      Premier Equity II      Small Cap           Growth           Capital              25
                  Growth Portfolio      Portfolio       Growth Portfolio      Portfolio      Growth Portfolio      Portfolio
                  ------------------ -----------------  -----------------  ----------------- -----------------  ----------------
   M&E CLASS

     1.250                10.346261                 -          11.358258          17.059762          9.555924         13.415707
     1.400                10.312914          9.436124          11.321728          16.852225          9.473083         13.412294
     1.500                10.290330                 -          11.297040          16.712940                 -         13.367334
     1.550                        -                 -                  -                  -                 -                 -
     1.600                10.267782                 -                  -                  -                 -         13.348095
     1.645                        -                 -                  -                  -                 -         13.339377
     1.650                10.256627                 -          11.260147          16.508227                 -         13.338410
     1.670                10.252162                 -          11.255215          16.481312          9.324514         13.334537
     1.700                10.245326                 -          11.247859          16.453390                 -         13.328711
     1.750                10.234609          9.364884          11.235687          16.374918          9.278919         13.319168
     1.795                10.224978          9.355354          11.224700          16.313114          9.255652         13.310511
     1.800                        -          9.354270          11.223623                  -          9.254077         13.319052
     1.820                        -                 -          11.218265          16.279387          9.243304                 -
     1.850                10.212096          9.344474          11.211198          16.239389          9.227102         13.299830
     1.895                        -                 -                  -                  -                 -         13.291303
     1.900                        -                 -                  -                  -                 -                 -
     1.920                10.196620                 -          11.194225          16.146348                 -         13.286510
     1.945                        -                 -                  -                  -                 -                 -
     1.950                10.189998                 -                  -          16.106487                 -                 -
     1.960                10.184483          9.321791          11.184997          16.093331          9.168015         13.278544
     1.970                10.185520                 -          11.181043          16.080156                 -         13.276929
     1.995                        -                 -                  -                  -                 -                 -
     2.000                        -          9.313563          11.174766                  -                 -         13.271162
     2.020                        -                 -                  -          16.014208                 -         13.267420
     2.050                10.167871                 -          11.162643          15.974792                 -         13.261603
     2.095                        -                 -                  -          15.915893          9.096220         13.252985
     2.100                        -                 -                  -                  -                 -                 -
     2.145                        -                 -          11.140359                  -                 -         13.242013
     2.150                        -                 -          11.138449                  -          9.066986         13.242482
     2.195                10.135979                 -          11.127556          15.785711                 -         13.233871
     2.220                        -                 -                  -                  -                 -         13.229094
     2.245                        -                 -                  -                  -                 -                 -
     2.270                10.119503                 -          11.110726                  -          9.003698         13.219536
     2.295                        -                 -                  -                  -                 -                 -
     2.300                        -          9.252791          11.109455          15.698225          8.987873         13.210367
     2.310                        -                 -                  -                  -                 -                 -
     2.320                        -                 -                  -                  -                 -                 -
     2.350                        -                 -                  -                  -                 -         13.204250
     2.395                        -          9.234213          11.079308                  -                 -                 -
     2.450                10.079317          9.223257          11.065943          15.457986          8.909601         13.185321
     2.470                        -                 -                  -                  -                 -                 -



                                                                              JNL/Curian
                   JNL/Curian            JNL/Curian         JNL/Curian         Enhanced         JNL/Curian        JNL/Curian
                 Communications       Consumer Brands         Energy        S&P 500 Stock        Financial          Global
                Sector Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio    Sector Portfolio   15 Portfolio
               --------------------  ------------------- ----------------- -----------------  ----------------  ---------------
   M&E CLASS

     1.250                3.961297            10.125434         13.358794          7.639067         10.938291        12.433563
     1.400                       -                    -                 -          7.591573                 -        12.412128
     1.500                       -                    -                 -          7.551188                 -        12.388776
     1.550                       -                    -                 -                 -                 -                -
     1.600                       -                    -                 -          7.516481                 -        12.371043
     1.645                       -                    -                 -                 -                 -        12.362753
     1.650                3.890754             9.945277         13.120936          7.499082         10.743535        12.361968
     1.670                       -                    -                 -          7.492148                 -        12.358122
     1.700                       -                    -                 -          7.481775                 -        12.352905
     1.750                       -                    -                 -          7.464481                 -        12.344125
     1.795                       -                    -                 -          7.452088         10.673999        12.336078
     1.800                       -                    -                 -          7.454592                 -        12.347827
     1.820                       -                    -                 -                 -                 -                -
     1.850                       -                    -                 -                 -                 -        12.326481
     1.895                       -                    -                 -                 -                 -        12.318303
     1.900                       -                    -                 -                 -                 -        12.317433
     1.920                       -                    -                 -                 -                 -        12.313836
     1.945                       -                    -                 -                 -                 -                -
     1.950                       -                    -                 -                 -                 -                -
     1.960                       -                    -                 -          7.392266                 -        12.306909
     1.970                       -                    -                 -                 -                 -        12.214390
     1.995                       -                    -                 -                 -                 -        12.300589
     2.000                       -                    -                 -                 -                 -        12.299679
     2.020                       -                    -                 -          7.371799                 -        12.296383
     2.050                       -                    -                 -          7.361556                 -        12.290748
     2.095                       -                    -                 -          7.346256                 -        12.282925
     2.100                       -                    -                 -                 -                 -                -
     2.145                       -                    -                 -                 -                 -        12.272164
     2.150                       -                    -                 -                 -                 -        12.272976
     2.195                       -                    -                 -          7.312334                 -        12.372554
     2.220                       -                    -                 -                 -                 -        12.260627
     2.245                       -                    -                 -          7.295415                 -                -
     2.270                       -                    -                 -                 -                 -        12.251782
     2.295                       -                    -                 -                 -                 -        12.247438
     2.300                       -                    -                 -          7.276834                 -        12.246570
     2.310                       -                    -                 -                 -                 -                -
     2.320                       -                    -                 -                 -                 -                -
     2.350                       -                    -                 -                 -                 -        12.237624
     2.395                       -                    -                 -                 -                 -                -
     2.450                       -                    -                 -          7.226549                 -        12.220012
     2.470                       -                    -                 -          7.219857                 -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                       JNL/AIM           JNL/AIM            JNL/AIM           JNL/Alger        JNL/Alliance       JNL/Curian
                      Large Cap      Premier Equity II      Small Cap           Growth           Capital              25
                  Growth Portfolio      Portfolio       Growth Portfolio      Portfolio      Growth Portfolio      Portfolio
                  ------------------ -----------------  -----------------  ----------------- -----------------  ----------------
   M&E CLASS

     2.570                        -                 -                  -                  -                 -         13.162399
     2.595                        -                 -                  -                  -                 -         13.157632
     2.650                10.036249                 -          11.018119          15.206695                 -                 -
     2.800                        -                 -          10.982239                  -                 -                 -


  PERSPECTIVE
   Standard Benefit        9.676957          9.436358          10.816509           9.232692          5.498981         13.235666
   Contract Enhancement
    Benefit                9.229813          8.637648          10.024703           7.632406          7.219964         13.165479




                                                                                 JNL/Curian
                      JNL/Curian            JNL/Curian         JNL/Curian         Enhanced         JNL/Curian        JNL/Curian
                    Communications       Consumer Brands         Energy        S&P 500 Stock        Financial          Global
                   Sector Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio    Sector Portfolio   15 Portfolio
                  --------------------  ------------------- ----------------- -----------------  ----------------  ---------------
   M&E CLASS

     2.570                          -                    -                 -                 -                 -        12.198864
     2.595                          -                    -                 -                 -                 -        12.194412
     2.650                          -                    -                 -          7.156376                 -                -
     2.800                          -                    -                 -                 -                 -                -


  PERSPECTIVE
   Standard Benefit         10.682059            10.184188         10.538118         13.545042         10.232554        12.956775
   Contract Enhancement
    Benefit                         -                    -                 -         13.473675         10.205726        12.888543

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                     JNL/Curian
                  Pharmaceutical/        JNL/Curian         JNL/Curian        JNL/Curian        JNL/Curian        JNL/Curian
                     Healthcare        S&P 400 MidCap        S&P 500          Small-Cap         Small Cap         Technology
                  Sector Portfolio    Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                 ------------------- ------------------- ----------------------------------- ----------------- -----------------
   M&E CLASS

     1.250                10.664169           11.299436          9.714316         15.821819         11.418840          5.795488
     1.400                        -           11.266088          9.685258         15.832995         11.385698                 -
     1.500                        -           11.244293          9.666908         15.764814         11.363044                 -
     1.550                        -                   -          9.657398                 -                 -                 -
     1.600                        -           11.222368          9.647952         15.742086         11.340799                 -
     1.645                        -           11.212412          9.639435         15.731831         11.330813                 -
     1.650                10.474290           11.211296          9.638508         15.730779         11.329691          5.692291
     1.670                        -           11.206911          9.634725         15.726137         11.325220                 -
     1.700                        -           11.200277          9.629152         15.719315         11.318708                 -
     1.750                        -           11.189441          9.619617         15.708038         11.307730                 -
     1.795                10.406452           11.179518          9.611164         15.697822         11.297579                 -
     1.800                        -           11.178446          9.610363         15.696762         11.296413                 -
     1.820                        -                   -          9.606453                 -                 -                 -
     1.850                        -           11.167423          9.600798         15.685115         11.285386                 -
     1.895                        -                   -                 -         15.675177                 -                 -
     1.900                        -           11.156530          9.591402                 -         11.274367                 -
     1.920                        -           11.152143          9.587648         15.669495         11.269956                 -
     1.945                        -           11.146686          9.582971                 -         11.264421                 -
     1.950                        -                   -                 -                 -                 -                 -
     1.960                        -           11.143465          9.580168         15.660468         11.261107                 -
     1.970                        -           10.986992                 -         15.658208         11.258922                 -
     1.995                        -                   -                 -         15.652697                 -                 -
     2.000                        -           11.134702          9.572439         15.651451         11.252295                 -
     2.020                        -           11.130344          9.568880         15.646941         11.247856                 -
     2.050                        -                   -          9.563017         15.640116         11.241129                 -
     2.095                        -           11.127796          9.554817         15.630108         11.233027                 -
     2.100                        -                   -                 -                 -                 -                 -
     2.145                        -           11.102939          9.545411         15.616835         11.220305                 -
     2.150                        -                   -          9.544550         15.617626                 -                 -
     2.195                        -                   -          9.613367         15.607428                 -                 -
     2.220                        -                   -                 -         15.601807                 -                 -
     2.245                        -           11.081336                 -         15.596130                 -                 -
     2.270                        -           11.075956          9.522140         15.590557         11.192925                 -
     2.295                        -                   -                 -                 -                 -                 -
     2.300                        -           11.086436          9.516851         15.582050         11.200610                 -
     2.310                        -                   -                 -                 -                 -                 -
     2.320                        -                   -                 -                 -                 -                 -
     2.350                        -                   -                 -         15.572500                 -                 -
     2.395                        -                   -          9.498832                 -                 -                 -
     2.450                        -           11.035789          9.488648         15.550040         11.153578                 -
     2.470                        -                   -                 -                 -                 -                 -



                   JNL/Curian        JNL/Curian         JNL/Eagle         JNL/Eagle          JNL/Janus         JNL/Janus
                  The Dow SM          The S&P(R)        Core Equity         SmallCap         Aggressive           Balanced
                 10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio  Growth Portfolio       Portfolio
               -----------------  ----------------- ----------------------------------- ------------------  -----------------
   M&E CLASS

     1.250            13.886137          11.333552        16.574173          16.891779                  -           9.500264
     1.400            13.867814          11.320496        16.392963          16.707941          23.710543           9.447912
     1.500            13.836906          11.292962        16.274797          16.584716                  -           9.413515
     1.550                    -                  -                -                  -                  -                  -
     1.600            13.817068          11.276433                -                  -          23.309092           9.378964
     1.645            13.808055          11.269211                -                  -                  -                  -
     1.650            13.807155          11.268422        16.097582                  -                  -           9.361766
     1.670            13.803122          11.265125        16.074174          16.382015                  -           9.354908
     1.700            13.797172          11.260470        16.038811                  -                  -           9.344540
     1.750            13.787168          11.252071        15.980679          16.286287                  -           9.327499
     1.795            13.778237          11.244759        15.928287          16.250476          22.921561           9.312187
     1.800            13.788870          11.243972        15.922926          16.227432                  -           9.310393
     1.820                    -                  -        15.899514          16.202937                  -                  -
     1.850            13.767248          11.235889        15.864547          16.168457                  -           9.293543
     1.895            13.758351          11.228523                -                  -                  -                  -
     1.900            13.757306                  -                -                  -                  -                  -
     1.920            13.753373          11.224487        15.783764                  -          22.673839           9.269505
     1.945            13.748423                  -                -                  -                  -                  -
     1.950            13.747218          11.219487        15.749240                  -                  -           9.259354
     1.960            13.745387          11.217850        15.736465          16.038586          22.595352           9.254859
     1.970            13.723806          11.216397        15.726306          16.026653                  -           9.252430
     1.995                    -                  -                -                  -                  -                  -
     2.000            13.737510          11.211477                -                  -                  -                  -
     2.020            13.733577          11.208221                -          15.969176                  -                  -
     2.050            13.727561          11.203466                -                  -                  -           9.225584
     2.095            13.718836          11.196235        15.583801                  -          22.334683           9.210154
     2.100                    -                  -                -                  -                  -                  -
     2.145            13.706540          11.185639        15.526803          15.824195                  -           9.193254
     2.150            13.707762          11.187297        15.520887          15.819590                  -           9.192904
     2.195            13.671827          11.179916        15.470367                  -                  -           9.176507
     2.220            13.693916          11.175939                -                  -                  -                  -
     2.245                    -                  -                -                  -                  -                  -
     2.270            13.684066          11.167902                -                  -                  -           9.151582
     2.295                    -                  -                -          15.652126                  -                  -
     2.300            13.676553          11.161136        15.352240          15.645983                  -           9.141838
     2.310                    -                  -                -                  -                  -                  -
     2.320                    -                  -                -                  -                  -                  -
     2.350            13.668294          11.155001                -                  -                  -           9.124414
     2.395                    -                  -                -                  -                  -                  -
     2.450            13.648543          11.138840                -          15.476048                  -           9.091045
     2.470                    -                  -                -                  -                  -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                     JNL/Curian
                  Pharmaceutical/        JNL/Curian         JNL/Curian        JNL/Curian        JNL/Curian        JNL/Curian
                     Healthcare        S&P 400 MidCap        S&P 500          Small-Cap         Small Cap         Technology
                  Sector Portfolio    Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                 ------------------- ------------------- ----------------------------------- ----------------- -----------------
   M&E CLASS

     2.570                        -           11.011049          9.466343         15.523149         11.127351                 -
     2.595                        -           11.005673          9.461702                 -         11.121897                 -
     2.650                        -           10.993793          9.452314         15.505377         11.109897                 -
     2.800                        -           10.961560          9.423812         15.471726         11.077352                 -


  PERSPECTIVE
   Standard Benefit       10.220387           13.840641         13.380336         15.322615         15.147107         10.076125
   Contract Enhancement
    Benefit               10.192820           13.767629         13.308641         15.242097         15.067556                 -



                    JNL/Curian         JNL/Curian        JNL/Eagle         JNL/Eagle          JNL/Janus          JNL/Janus
                    The Dow SM          The S&P(R)        Core Equity         SmallCap         Aggressive           Balanced
                   10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio  Growth Portfolio       Portfolio
                 -----------------  ----------------- ----------------------------------- ------------------  -----------------
   M&E CLASS

     2.570              13.624905          11.119629                -                  -                  -                  -
     2.595              13.619993          11.115606                -                  -                  -                  -
     2.650                      -                  -                -                  -                  -                  -
     2.800                      -                  -        14.802644          15.086008                  -           8.975033


  PERSPECTIVE
   Standard Benefit     14.263935          10.656194         9.989229          12.090607           8.387840           9.825324
   Contract Enhancement
    Benefit             14.187056          10.599564         8.820808          10.092432           7.372207           9.885964


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                                                                                                            JNL/Mellon Capital
                      JNL/Janus        JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard        Management
                   Capital Growth    Global Equities   International        Mid Cap          Small Cap         Bond Index
                      Portfolio        Portfolio      Value Portfolio   Value Portfolio    Value Portfolio      Portfolio
                   ----------------  ---------------  ----------------- -----------------  ---------------  ------------------
   M&E CLASS

     1.250               18.291089                -           8.737517         14.143691        12.975393                   -
     1.400               18.055488                -           8.661126         14.021121        12.862386           10.875471
     1.500                       -                -                  -         13.939136        12.787622           10.853415
     1.550                       -                -                  -                 -                -                   -
     1.600                       -                -                  -         13.857775        12.713175           10.832171
     1.645                       -                -                  -                 -                -                   -
     1.650                       -                -                  -         13.817383                -                   -
     1.670                       -                -           8.525917         13.801357        12.661339           10.814137
     1.700               17.594659                -           8.510698         13.777190        12.639203                   -
     1.750                       -                -           8.486254         13.737007        12.602233           10.800247
     1.795               17.450176                -           8.482611         13.729774        12.569057           10.790902
     1.800                       -                -                  -                 -        12.565405           10.789470
     1.820                       -                -                  -         13.681187        12.550458                   -
     1.850                       -                -           8.437060         13.657139        12.529098           10.779255
     1.895                       -                -                  -                 -                -                   -
     1.900               17.291651                -                  -         13.617500        12.492486           10.768726
     1.920                       -                -                  -         13.601484        12.477890           10.764482
     1.945                       -                -           8.390343         13.582086                -                   -
     1.950                       -                -                  -         13.577760        12.456176                   -
     1.960               17.201860                -           8.382934         13.569909        12.448781           10.765431
     1.970                       -                -                  -         13.561774        12.441597                   -
     1.995                       -                -                  -                 -                -                   -
     2.000               17.143842                -           8.363244         13.538010        12.419825                   -
     2.020                       -                -           8.355005         13.522353        12.405294                   -
     2.050               17.069857                -                  -         13.498342        12.383612                   -
     2.095               17.003987                -           8.317103         13.463204        12.351223           10.727628
     2.100                       -                -                  -                 -                -                   -
     2.145                       -                -                  -         13.422058        12.314615                   -
     2.150                       -                -           8.290678         13.420165        12.311580                   -
     2.195                       -                -                  -         13.384774        12.279259                   -
     2.220                       -                -                  -                 -                -                   -
     2.245                       -                -                  -                 -                -                   -
     2.270                       -                -                  -         13.326469        12.225666           10.690923
     2.295                       -                -                  -         13.307000                -                   -
     2.300                       -                -           8.218239         13.302255        12.204252           10.684522
     2.310                       -                -                  -                 -                -                   -
     2.320                       -                -                  -                 -                -                   -
     2.350                       -                -                  -                 -                -                   -
     2.395                       -                -                  -                 -                -                   -
     2.450                       -                -                  -         13.187211        12.098004                   -
     2.470                       -                -                  -                 -                -                   -



                JNL/Mellon Capital                                                                                    JNL/PPM
                   Management         JNL/Oppenheimer    JNL/Oppenheimer       JNL/PIMCO       JNL/PPM America        America
                 International         Global Growth          Growth          Total Return         Balanced          High Yield
                Index Portfolio          Portfolio          Portfolio        Bond Portfolio       Portfolio        Bond Portfolio
              ---------------------  ------------------ ------------------  ----------------- ------------------- -----------------
   M&E CLASS

     1.250                       -            9.787978                  -          13.680473           21.336632         15.703877
     1.400               11.541008            9.748778           8.000165          13.561232           21.062033         15.501822
     1.500               11.519182            9.722864                  -          13.482341           20.881181         15.368748
     1.550                       -                   -                  -                  -                   -                 -
     1.600               11.496803            9.697008                  -          13.403908           20.701453         15.236487
     1.645               11.486515                   -                  -                  -           20.620684         15.177778
     1.650               11.485445            9.685228                  -          13.364781           20.612152         15.170755
     1.670                       -            9.678921           7.925930          13.349289           20.576723         15.144627
     1.700                       -            9.671157           7.919732          13.325698           20.523407         15.106421
     1.750               11.462631            9.658236           7.909375          13.286975           20.434777         15.040359
     1.795               11.471968            9.646659           7.899770          13.252326           20.355700         14.981991
     1.800                       -            9.654996                  -          13.248405           20.347053         14.975310
     1.820                       -            9.640221           7.894457          13.232938           20.311832         14.949703
     1.850               11.440451            9.632544           7.888227          13.209749           20.259439         14.911013
     1.895                       -                   -                  -                  -                   -                 -
     1.900               11.429288            9.618732                  -                  -           20.171695                 -
     1.920               11.424801            9.614503           7.873281          13.155936           20.137178         14.821159
     1.945                       -                   -                  -                  -                   -         14.789193
     1.950                       -            9.606861                  -          13.132912           20.085090         14.782823
     1.960               11.409942            9.604380           7.865927          13.125920           20.066373         14.766891
     1.970                       -                   -                  -          13.117592           20.050301         14.757311
     1.995                       -                   -                  -                  -                   -                 -
     2.000                       -                   -           7.856682          13.094642           19.998634         14.719092
     2.020               11.402381            9.588933                  -          13.079289           19.963982         14.693620
     2.050               11.396124            9.581222                  -          13.056492           19.912340         14.655764
     2.095               11.393434            9.569713           7.836820          13.022270           19.834254         14.598057
     2.100                       -                   -                  -                  -                   -                 -
     2.145               11.374587            9.556922           7.826381          12.984289           19.749670         14.536590
     2.150                       -                   -                  -          12.980539           19.741076         14.529671
     2.195                       -            9.544381                  -          12.946476           19.664535         14.473323
     2.220                       -                   -                  -                  -                   -                 -
     2.245                       -                   -                  -          12.908719                   -         14.410953
     2.270               11.346744            9.525171           7.800289          12.889977                   -         14.380315
     2.295                       -                   -                  -                  -                   -                 -
     2.300               11.340112            9.517474           7.788761          12.867212           19.486976         14.334311
     2.310                       -                   -                  -                  -                   -                 -
     2.320                       -                   -                  -          12.852377                   -                 -
     2.350                       -                   -                  -                  -                   -         14.280857
     2.395                       -                   -                  -                  -           19.327860                 -
     2.450               11.306779            9.479456           7.762812          12.755231           19.236232         14.158055
     2.470                       -                   -                  -          12.740335                   -                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                                                                                                            JNL/Mellon Capital
                      JNL/Janus        JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard        Management
                   Capital Growth    Global Equities   International        Mid Cap          Small Cap         Bond Index
                      Portfolio        Portfolio      Value Portfolio   Value Portfolio    Value Portfolio      Portfolio
                   ----------------  ---------------  ----------------- -----------------  ---------------  ------------------
   M&E CLASS

     2.570                       -                -                  -                 -                -                   -
     2.595                       -                -                  -                 -                -                   -
     2.650                       -                -           8.052018         13.034473        11.957502           10.611308
     2.800                       -                -           7.981838         12.920566        11.853314                   -


  PERSPECTIVE
   Standard Benefit       8.877847         9.192404          13.942587         11.690560        12.319498           10.272739
   Contract Enhancement
    Benefit               6.799432                -          13.868947         11.234508        11.984806           10.218522



                  JNL/Mellon Capital                                                                                   JNL/PPM
                      Management         JNL/Oppenheimer    JNL/Oppenheimer      JNL/PIMCO       JNL/PPM America        America
                    International         Global Growth          Growth         Total Return         Balanced          High Yield
                   Index Portfolio          Portfolio          Portfolio       Bond Portfolio       Portfolio        Bond Portfolio
                 ---------------------  ------------------ ----------------  ----------------- ------------------- -----------------
 M&E CLASS

   2.570                    11.280249                   -                -                  -                   -                 -
   2.595                    11.274745                   -                -                  -                   -                 -
   2.650                            -            9.414598                -          12.610622                   -         13.915628
   2.800                            -                   -         7.690909          12.497363           18.663530         13.736486


PERSPECTIVE
 Standard Benefit           13.958057            9.749234         8.108315          10.843406           13.302192         11.407323
 Contract Enhancement
  Benefit                   13.882641            9.527187         7.946413          10.745002           11.641022         11.537175

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:



                    JNL/PPM America        JNL/PPM           JNL/Putnam        JNL/Putnam         JNL/Putnam       JNL/Putnam
                         Money         America Value          Equity         International      Midcap Growth     Value Equity
                   Market Portfolio      Portfolio          Portfolio       Equity Portfolio      Portfolio         Portfolio
                  ------------------- -----------------  -----------------  ----------------- ------------------ ----------------
   M&E CLASS

     1.250                 12.471394         14.557751          18.351886          11.904771           6.514304        18.547694
     1.400                 12.310865         14.525774          18.115540          11.751717           6.478866        18.319091
     1.500                 12.205318         14.512371                  -          11.650174                  -        18.161604
     1.550                         -                 -                  -                  -                  -                -
     1.600                         -         14.494045                  -                  -                  -                -
     1.645                         -                 -                  -                  -                  -                -
     1.650                 12.047829                 -                  -                  -                  -        17.927619
     1.670                 12.027066         14.481376                  -          11.480679                  -        17.896711
     1.700                         -         14.476072          17.652284                  -                  -        17.850326
     1.750                 11.944154         14.466855          17.576179          11.401051           6.396013        17.773468
     1.795                 11.897945         14.468972          17.508029          11.357861           6.385404        17.704543
     1.800                 11.892809         14.457726                  -          11.352505           6.384016        17.696271
     1.820                         -         14.445225                  -                  -                  -        17.666437
     1.850                         -         14.448771                  -          11.303701           6.372722        17.620560
     1.895                         -                 -                  -                  -                  -                -
     1.900                         -         14.439747                  -          11.254955                  -                -
     1.920                 11.770192         14.436109          17.320043                  -                  -        17.514445
     1.945                         -                 -                  -                  -                  -                -
     1.950                         -         14.430795                  -                  -                  -        17.469194
     1.960                 11.729853         14.428898          17.259643          11.196024           6.345902        17.453989
     1.970                         -         14.427059                  -                  -           6.344595        17.438974
     1.995                         -                 -                  -                  -                  -                -
     2.000                         -                 -                  -          11.158224           6.337663        17.393868
     2.020                         -         14.418040                  -                  -                  -                -
     2.050                         -         14.412276                  -          11.110049                  -                -
     2.095                 11.591042         14.404529          17.060171          11.066633                  -        17.251986
     2.100                         -                 -                  -                  -                  -                -
     2.145                         -                 -                  -          11.017900           6.303942                -
     2.150                         -         14.394618                  -          11.014531                  -        17.170017
     2.195                         -         14.386509                  -                  -                  -                -
     2.220                         -                 -                  -                  -                  -                -
     2.245                         -                 -                  -                  -                  -                -
     2.270                         -                 -                  -          10.901246                  -                -
     2.295                         -                 -                  -                  -                  -        16.956318
     2.300                 11.390147         14.367611          16.760848          10.872882           6.268156        16.949071
     2.310                         -                 -                  -                  -                  -                -
     2.320                         -                 -                  -                  -                  -                -
     2.350                         -                 -                  -                  -                  -                -
     2.395                         -                 -                  -                  -           6.246385                -
     2.450                 11.243546                 -                  -                  -                  -                -
     2.470                         -                 -                  -                  -                  -                -



                    JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                  Aggressive        Conservative       JNL/S&P Core      JNL/S&P Core     JNL/S&P Core       Aggressive
                    Growth             Growth            Index 50          Index 75         Index 100          Growth
                  Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
               ------------------  ----------------  ----------------- ----------------- ---------------- -----------------
   M&E CLASS

     1.250             11.516429         11.767229          10.016562                 -        10.318947         10.607104
     1.400             11.417449         11.666537                  -         10.152679        10.286131         10.520459
     1.500             11.352158         11.599806                  -                 -                -                 -
     1.550                     -         11.566803                  -                 -                -                 -
     1.600             11.287248         11.533522                  -                 -                -                 -
     1.645                     -         11.503806                  -                 -                -                 -
     1.650                     -         11.500522                  -                 -                -                 -
     1.670             11.242030         11.487330                  -         10.099096        10.231488         10.355472
     1.700             11.222718         11.467653                  -                 -        10.248444         10.337785
     1.750             11.190570         11.434787           9.918891                 -        10.215858                 -
     1.795             11.161738         11.405315           9.910283         10.074431        10.206602                 -
     1.800             11.158775         11.402062                  -                 -        10.205511                 -
     1.820             11.145848         11.389096           9.896781                 -        10.201385                 -
     1.850             11.126608         11.369436                  -                 -                -                 -
     1.895                     -                 -                  -                 -                -                 -
     1.900                     -                 -                  -                 -                -                 -
     1.920             11.082006         11.323898           9.886006                 -        10.181499         10.208606
     1.945             11.066423                 -                  -                 -                -                 -
     1.950                     -         11.303084                  -                 -                -                 -
     1.960             11.056606         11.297989           9.877967                 -        10.173521         10.185386
     1.970             11.050447         11.291501                  -                 -                -                 -
     1.995                     -                 -                  -                 -                -                 -
     2.000             11.031283         11.272083                  -                 -        10.165549                 -
     2.020             11.018892         11.259108                  -                 -                -                 -
     2.050             10.999819         11.239865           9.860335                 -        10.155506         10.132814
     2.095             10.971345         11.210875                  -                 -                -                 -
     2.100                     -         11.207683                  -                 -                -                 -
     2.145             10.939939         11.178808                  -                 -                -                 -
     2.150             10.936853         11.175669                  -                 -                -                 -
     2.195             10.908630         11.146857                  -                 -        10.126865         10.049415
     2.220                     -         11.130834                  -                 -                -                 -
     2.245                     -         11.114913                  -                 -                -                 -
     2.270                     -         11.098994           9.818384                 -                -                 -
     2.295                     -                 -                  -                 -                -                 -
     2.300             10.843087         11.079931                  -                 -        10.103550          9.999892
     2.310             10.836912         11.073577                  -                 -                -                 -
     2.320                     -                 -                  -                 -                -                 -
     2.350                     -                 -                  -                 -                -                 -
     2.395                     -                 -                  -                 -                -                 -
     2.450                     -         10.984935                  -                 -        10.068045                 -
     2.470             10.737921         10.972487                  -                 -        10.072370                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                   JNL/PPM America        JNL/PPM           JNL/Putnam         JNL/Putnam        JNL/Putnam        JNL/Putnam
                         Money         America Value          Equity         International      Midcap Growth     Value Equity
                   Market Portfolio      Portfolio          Portfolio       Equity Portfolio      Portfolio         Portfolio
                  ------------------- -----------------  -----------------  ----------------- ------------------ ----------------
   M&E CLASS

     2.570                         -         14.319102                  -                  -                  -                -
     2.595                         -                 -                  -                  -                  -                -
     2.650                         -         14.281771                  -          10.548830           6.199157                -
     2.800                         -                 -                  -          10.413214           6.154228        16.232717


  PERSPECTIVE
   Standard Benefit        10.861879         14.525491           7.789277           8.758048           6.707728         9.210500
   Contract Enhancement
    Benefit                 9.830513         14.453730           7.550717           8.640287           7.301352         8.796199



                       JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                     Aggressive        Conservative       JNL/S&P Core      JNL/S&P Core     JNL/S&P Core       Aggressive
                       Growth             Growth            Index 50          Index 75         Index 100          Growth
                     Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
                  ------------------  ----------------  ----------------- ----------------- ---------------- -----------------
   M&E CLASS

     2.570                        -         10.909759                  -                 -                -                 -
     2.595                        -                 -                  -                 -                -                 -
     2.650                10.627667         10.864407                  -                 -                -                 -
     2.800                10.536610         10.766868                  -                 -                -                 -


  PERSPECTIVE
   Standard Benefit        9.620843         10.503592          13.526511         13.060454        12.575050          9.224957
   Contract Enhancement
    Benefit                9.055772          9.972317          13.447778         12.991655        12.509584          9.196695


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                                                                                                 JNL/Salomon
                                         JNL/S&P           JNL/S&P                                Brothers
                   JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon        U.S. Government
                       Growth            Growth             Growth        Brothers Global         & Quality
                    Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                  -----------------  ----------------  -----------------  -----------------  --------------------
   M&E CLASS

     1.250               10.373531         11.853609          11.110472          17.900578             15.415351
     1.400               10.284895         11.752139          11.015003          17.664106             15.216618
     1.500               10.226168         11.684907                  -          17.518717             15.086327
     1.550               10.197111         11.651426          10.920344                  -                     -
     1.600               10.167869         11.618073                  -          17.367943                     -
     1.645                       -         11.588113                  -                  -                     -
     1.650               10.138804         11.584821                  -          17.292866             14.892077
     1.670               10.127203         11.571516          10.845222          17.263143                     -
     1.700               10.109867         11.550406          10.831511          17.218995             14.827310
     1.750               10.080982         11.518567                  -          17.144247             14.763913
     1.795               10.055073         11.488868                  -          17.086607             14.706753
     1.800               10.052213         11.485602                  -          17.069990             14.700407
     1.820               10.040683         11.472206                  -          17.040664             14.675025
     1.850                       -         11.452703                  -          16.996795             14.636737
     1.895                       -         11.423188                  -                  -                     -
     1.900                       -                 -                  -                  -                     -
     1.920                9.983423         11.406818          10.690303          16.894378             14.548750
     1.945                9.969083         11.390480          10.674963          16.857973                     -
     1.950                       -                 -                  -          16.850800                     -
     1.960                9.967644         11.380692          10.665779          16.834485             14.497287
     1.970                       -         11.374176                  -          16.821609             14.486121
     1.995                       -                 -                  -                  -                     -
     2.000                9.937894         11.354617          10.641556          16.778788             14.448717
     2.020                       -         11.343357                  -                  -             14.423215
     2.050                9.909513         11.322185                  -          16.705823             14.386004
     2.095                       -         11.292952          10.580850          16.640985             14.330862
     2.100                       -                 -                  -                  -                     -
     2.145                       -         11.260578                  -          16.569315             14.268855
     2.150                9.852388         11.257316                  -                  -             14.262695
     2.195                9.827575         11.044068          10.522502          16.498183                     -
     2.220                       -                 -                  -                  -                     -
     2.245                       -         11.196195                  -          16.426797                     -
     2.270                9.785514         11.180164                  -          16.391338                     -
     2.295                       -                 -                  -                  -                     -
     2.300                9.773656         11.160944          10.483028          16.348924             14.079131
     2.310                9.763142         11.154544                  -                  -                     -
     2.320                       -                 -                  -                  -                     -
     2.350                       -                 -                  -                  -                     -
     2.395                       -                 -                  -                  -                     -
     2.450                9.685254         11.065369                  -          16.138601             13.898012
     2.470                       -                 -                  -                  -                     -



                  JNL/T. Rowe         JNL/T. Rowe      JNL/T. Rowe
              Price Established     Price Mid-Cap      Price Value
              Growth Portfolio     Growth Portfolio     Portfolio
             --------------------  ----------------- ----------------
   M&E CLASS

     1.250             24.109727          29.136326        11.699228
     1.400             23.799073          28.762784        11.634817
     1.500             23.594966          28.514060        11.592578
     1.550             23.492740                  -        11.571175
     1.600             23.391903          28.268820        11.549963
     1.645                     -          28.160139        11.531085
     1.650             23.291401          28.155018        11.528477
     1.670             23.250858          28.098595        11.520356
     1.700             23.190712          28.048796        11.507694
     1.750             23.090442          27.905282        11.486575
     1.795             23.001241          27.793850        11.467699
     1.800                     -          27.784825        11.465538
     1.820             22.951066          27.739245        11.456734
     1.850             22.892250          27.665477        11.444556
     1.895                     -                  -                -
     1.900             22.795044          27.545724                -
     1.920             22.754251          27.498400        11.415154
     1.945             22.705562                  -        11.404931
     1.950             22.695347          27.427153        11.402635
     1.960             22.669609          27.403833        11.395851
     1.970             22.656211          27.379881        11.394342
     1.995                     -                  -                -
     2.000             22.597427          27.309081        11.381701
     2.020             22.558664          27.261953        11.373378
     2.050             22.500138          27.191403        11.360795
     2.095             22.413007          27.086014        11.342141
     2.100                     -                  -                -
     2.145             22.316432          26.969250        11.321317
     2.150                     -          26.957501                -
     2.195             22.220258          26.852690        11.300578
     2.220                     -                  -                -
     2.245                     -                  -                -
     2.270             22.076801          26.680178        11.268858
     2.295                     -                  -        11.259213
     2.300             22.019597          26.610724        11.257149
     2.310                     -                  -                -
     2.320                     -                  -                -
     2.350                     -                  -                -
     2.395             21.839728                  -        11.217961
     2.450             21.736299          26.268101        11.195245
     2.470             21.698730          26.222657        11.187195


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:



                                                                                                 JNL/Salomon
                                         JNL/S&P           JNL/S&P                                Brothers
                   JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon        U.S. Government
                       Growth            Growth             Growth        Brothers Global         & Quality
                    Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                  -----------------  ----------------  -----------------  -----------------  --------------------
   M&E CLASS

     2.570                       -                 -                  -                  -                     -
     2.595                       -                 -                  -                  -                     -
     2.650                       -         10.939050          10.250512                  -             13.678008
     2.800                       -         10.845506          10.162512          15.657991                     -


  PERSPECTIVE
   Standard Benefit       9.151227         10.512174           8.672866          13.466195             12.328612
   Contract Enhancement
    Benefit               8.238884          9.392128           8.747131          12.242741             11.380473



                      JNL/T. Rowe         JNL/T. Rowe       JNL/T. Rowe
                   Price Established     Price Mid-Cap      Price Value
                   Growth Portfolio     Growth Portfolio     Portfolio
                  --------------------  ----------------- ----------------
   M&E CLASS

     2.570                  21.512152          25.997298                -
     2.595                          -                  -                -
     2.650                          -          25.806374        11.112484
     2.800                          -                  -        11.052515


  PERSPECTIVE
   Standard Benefit         10.581662          14.006614        11.475984
   Contract Enhancement
    Benefit                  8.890902           9.886902         9.892951


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                        JNL/AIM          JNL/AIM           JNL/AIM          JNL/Alger        JNL/Alliance       JNL/Curian
                       Large Cap      Premier Equity II   Small Cap           Growth           Capital              25
                    Growth Portfolio    Portfolio      Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
                    ----------------  ---------------  ----------------  ----------------  -----------------  ----------------
    M&E CLASS

      1.250                     562                -             4,724               445              5,035             1,691
      1.400                   9,197            7,272            12,952             2,362              3,352            65,133
      1.500                     807                -             4,238               270                  -             2,398
      1.550                       -                -                 -                 -                  -                 -
      1.600                   1,013                -                 -                 -                  -             7,806
      1.645                       -                -                 -                 -                  -               447
      1.650                   1,581                -             1,225               232                  -             6,916
      1.670                   6,998                -            24,770             3,733                844             1,258
      1.700                   1,749                -             1,349               597                  -             1,225
      1.750                  14,143              190            13,267               333                146            16,129
      1.795                  17,518                -             4,873             7,974                431           115,991
      1.800                       -              535               458                 -                  -               317
      1.820                       -                -                68               494                833                 -
      1.850                   2,455              356             1,785               878              1,155             1,517
      1.895                       -                -                 -                 -                  -             1,776
      1.900                       -                -                 -                 -                  -                 -
      1.920                   2,990                -            10,371             4,684                  -            43,674
      1.945                       -                -                 -                 -                  -                 -
      1.950                       -                -                 -                 -                  -                 -
      1.960                  24,744            1,551            12,790             3,381              3,591           221,614
      1.970                     731                -                96               552                  -             3,375
      1.995                       -                -                 -                 -                  -                 -
      2.000                       -              241               783                 -                  -             3,380
      2.020                       -                -                 -             1,213                  -             2,777
      2.050                   1,523                -             1,372               983                  -             6,030
      2.095                       -                -                 -               300                480             5,435
      2.100                       -                -                 -                 -                  -                 -
      2.145                       -                -               193                 -                  -               124
      2.150                       -                -             3,542                 -              7,110             3,318
      2.195                     102                -                 -                66                  -             2,047
      2.220                       -                -                 -                 -                  -               837
      2.245                       -                -                 -                 -                  -                 -
      2.270                     212                -             1,015                 -              4,742             5,190
      2.295                       -                -                 -                 -                  -                 -
      2.300                       -              447             1,500                33              3,499               582
      2.310                       -                -                 -                 -                  -                 -
      2.320                       -                -                 -                 -                  -                 -
      2.350                       -                -                 -                 -                  -             1,346
      2.395                       -              947               394                 -                  -                 -
      2.450                     683            1,407               153               249             13,959             1,481
      2.470                       -                -                 -                 -                  -                 -



                                                                                 JNL/Curian
                      JNL/Curian          JNL/Curian          JNL/Curian          Enhanced          JNL/Curian        JNL/Curian
                    Communications      Consumer Brands         Energy         S&P 500 Stock         Financial          Global
                   Sector Portfolio    Sector Portfolio    Sector Portfolio   Index Portfolio    Sector Portfolio    15 Portfolio
                  -------------------  ------------------  ----------------- ------------------- ------------------ ----------------
    M&E CLASS

      1.250                        -                   -                  -               6,601                  -            2,425
      1.400                        -                   -                  -              16,254                  -            9,984
      1.500                        -                   -                  -                 455                  -            1,852
      1.550                        -                   -                  -                   -                  -                -
      1.600                        -                   -                  -               4,565                  -            5,684
      1.645                        -                   -                  -                   -                  -              437
      1.650                        -                   -                  -               1,665                  -            6,883
      1.670                        -                   -                  -               7,050                  -            3,780
      1.700                        -                   -                  -               3,418                  -              980
      1.750                        -                   -                  -              24,593                  -           14,171
      1.795                        -                   -                  -               1,220                986            3,143
      1.800                        -                   -                  -                 991                  -              438
      1.820                        -                   -                  -                   -                  -                -
      1.850                        -                   -                  -                   -                  -            2,617
      1.895                        -                   -                  -                   -                  -            1,930
      1.900                        -                   -                  -                   -                  -              746
      1.920                        -                   -                  -                   -                  -            1,566
      1.945                        -                   -                  -                   -                  -                -
      1.950                        -                   -                  -                   -                  -                -
      1.960                        -                   -                  -              17,072                  -           15,729
      1.970                        -                   -                  -                   -                  -            3,976
      1.995                        -                   -                  -                   -                  -              372
      2.000                        -                   -                  -                   -                  -              744
      2.020                        -                   -                  -               5,277                  -            2,320
      2.050                        -                   -                  -               3,743                  -            5,938
      2.095                        -                   -                  -               1,057                  -            4,299
      2.100                        -                   -                  -                   -                  -                -
      2.145                        -                   -                  -                   -                  -              125
      2.150                        -                   -                  -                   -                  -            2,629
      2.195                        -                   -                  -                   -                  -                1
      2.220                        -                   -                  -                   -                  -              889
      2.245                        -                   -                  -               1,420                  -                -
      2.270                        -                   -                  -                   -                  -            3,605
      2.295                        -                   -                  -                   -                  -              554
      2.300                        -                   -                  -               7,351                  -              587
      2.310                        -                   -                  -                   -                  -                -
      2.320                        -                   -                  -                   -                  -                -
      2.350                        -                   -                  -                   -                  -            1,317
      2.395                        -                   -                  -                   -                  -                -
      2.450                        -                   -                  -               2,872                  -              884
      2.470                        -                   -                  -                 677                  -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                        JNL/AIM          JNL/AIM           JNL/AIM          JNL/Alger        JNL/Alliance       JNL/Curian
                       Large Cap      Premier Equity II   Small Cap           Growth           Capital              25
                    Growth Portfolio    Portfolio      Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
                    ----------------  ---------------  ----------------  ----------------  -----------------  ----------------
    M&E CLASS

      2.570                       -                -                 -                 -                  -               628
      2.595                       -                -                 -                 -                  -               550
      2.650                     284                -               848               623                  -                 -
      2.800                       -                -             2,065                 -                  -                 -


   PERSPECTIVE
   Standard Benefit          27,037           10,713            80,765           666,137            258,617             7,489
   Contract Enhancement
     Benefit                 21,915           21,424            47,917            58,546             78,722             2,853
                    ----------------  ---------------  ----------------  ----------------  -----------------  ----------------

      Total                 136,244           45,083           233,513           754,085            382,516           535,334
                    ================  ===============  ================  ================  =================  ================


                                                                                   JNL/Curian
                      JNL/Curian          JNL/Curian          JNL/Curian          Enhanced          JNL/Curian        JNL/Curian
                    Communications      Consumer Brands         Energy         S&P 500 Stock         Financial          Global
                   Sector Portfolio    Sector Portfolio    Sector Portfolio   Index Portfolio    Sector Portfolio    15 Portfolio
                  -------------------  ------------------  ----------------- ------------------- ------------------ ----------------
  M&E CLASS

    2.570                          -                   -                  -                   -                  -              272
    2.595                          -                   -                  -                   -                  -              238
    2.650                          -                   -                  -                 176                  -                -
    2.800                          -                   -                  -                   -                  -                -


 PERSPECTIVE
 Standard Benefit                  -                   -                  -              14,618                102            3,378
 Contract Enhancement
   Benefit                         -                   -                  -              12,174              1,220            5,214
                  -------------------  ------------------  ----------------- ------------------- ------------------ ----------------

    Total                          -                   -                  -             133,249              2,308          109,707
                  ===================  ==================  ================= =================== ================== ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                        JNL/Curian
                     Pharmaceutical/       JNL/Curian          JNL/Curian        JNL/Curian       JNL/Curian        JNL/Curian
                       Healthcare        S&P 400 MidCap         S&P 500          Small-Cap         Small Cap        Technology
                    Sector Portfolio     Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                   -------------------- ------------------  ----------------------------------  ----------------  ----------------
    M&E CLASS

      1.250                          -             17,880              7,362           11,859             7,375                 -
      1.400                          -             10,172             31,554           44,869             9,302                 -
      1.500                          -              1,240              1,467            1,425               225                 -
      1.550                          -                  -              1,687                -                 -                 -
      1.600                          -              3,582             12,253            4,118             2,580                 -
      1.645                          -              5,103              8,884              351             5,104                 -
      1.650                          -                698                764            5,961               769                 -
      1.670                          -              2,120              2,138            3,517               356                 -
      1.700                          -                983                530              318               360                 -
      1.750                          -             28,009             57,273           12,056            26,006                 -
      1.795                      1,262             12,046             48,171           75,226            15,967                 -
      1.800                          -                977              3,386              359               474                 -
      1.820                          -                  -             21,112                -                 -                 -
      1.850                          -                461              5,109            1,981             1,701                 -
      1.895                          -                  -                  -            1,488                 -                 -
      1.900                          -              2,814              8,334                -             1,407                 -
      1.920                          -              1,685              2,766           29,330             1,567                 -
      1.945                          -                463                543                -               461                 -
      1.950                          -                  -                  -                -                 -                 -
      1.960                          -             50,491             78,163          145,497            52,219                 -
      1.970                          -                  3                  -            2,809               256                 -
      1.995                          -                  -                  -              273                 -                 -
      2.000                          -                  -                278            1,151               394                 -
      2.020                          -              1,796              3,208            1,509               646                 -
      2.050                          -                  -                846            4,792               209                 -
      2.095                          -                 20              1,336            3,797                20                 -
      2.100                          -                  -                  -                -                 -                 -
      2.145                          -              1,072             14,309            1,073             1,076                 -
      2.150                          -                  -              1,883            2,933                 -                 -
      2.195                          -                  -              5,505                -                 -                 -
      2.220                          -                  -                  -              680                 -                 -
      2.245                          -                186                  -              262                 -                 -
      2.270                          -             14,231             24,006            1,906            13,282                 -
      2.295                          -                  -                  -                -                 -                 -
      2.300                          -              5,007             19,275            1,045             4,242                 -
      2.310                          -                  -                  -                -                 -                 -
      2.320                          -                  -                  -                -                 -                 -
      2.350                          -                  -                  -            1,063                 -                 -
      2.395                          -                  -                924                -                 -                 -
      2.450                          -              1,448              2,190            2,349             7,211                 -
      2.470                          -                  -                  -                -                 -                 -



                  JNL/Curian         JNL/Curian        JNL/Eagle         JNL/Eagle          JNL/Janus         JNL/Janus
                 The Dow SM          The S&P(R)         Core Equity        SmallCap          Aggressive         Balanced
                10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio   Growth Portfolio      Portfolio
              ------------------  ---------------- -----------------------------------  -----------------  ----------------
    M&E CLASS

      1.250               1,023             1,513             2,322               614                  -             1,097
      1.400              71,946            84,898             7,762             3,361                474            17,558
      1.500               2,324             3,085             1,614                25                  -               749
      1.550                   -                 -                 -                 -                  -                 -
      1.600               8,201             8,627                 -                 -                449             1,089
      1.645                 427               494                 -                 -                  -                 -
      1.650               6,526             7,485               482                 -                  -             1,749
      1.670               1,245               617             2,636               823                  -             4,491
      1.700              21,525             2,116             1,126                 -                  -             1,750
      1.750              15,692            19,144             4,392             2,791                  -            20,174
      1.795              98,079           173,128            14,615                 7                357            27,592
      1.800                 302               223               216                 -                  -             3,006
      1.820                   -                 -               209                47                  -                 -
      1.850               1,462             3,472             2,630               364                  -             1,289
      1.895               1,714             2,105                 -                 -                  -                 -
      1.900                 342                 -                 -                 -                  -                 -
      1.920              37,014            64,957             4,072                 -                 95             3,044
      1.945               3,159                 -                 -                 -                  -                 -
      1.950                   -                 -                 -                 -                  -                 -
      1.960             271,902           323,680             3,630            10,078                508            33,497
      1.970               4,524             3,897               818                66                  -               677
      1.995                   -                 -                 -                 -                  -                 -
      2.000               5,333             1,623                 -                 -                  -                 -
      2.020               1,059             5,034                 -               598                  -                 -
      2.050               6,232             5,426                 -                 -                  -               342
      2.095               5,794             6,905                36                 -                107             2,060
      2.100                   -                 -                 -                 -                  -                 -
      2.145                 114               132             1,492             1,744                  -             6,125
      2.150               2,499             3,036               220             2,431                  -                99
      2.195               4,770                56               133                 -                  -               112
      2.220                 813               983                 -                 -                  -                 -
      2.245                   -                 -                 -                 -                  -                 -
      2.270               5,059             6,088                 -                 -                  -               239
      2.295                   -                 -                 -               210                  -                 -
      2.300               2,222             1,227             1,251             1,091                  -             6,393
      2.310                   -                 -                 -                 -                  -                 -
      2.320                   -                 -                 -                 -                  -                 -
      2.350               1,288             1,484                 -                 -                  -             4,414
      2.395                   -                 -                 -                 -                  -                 -
      2.450               6,515             1,014                 -             2,728                  -             1,477
      2.470                   -                 -                 -                 -                  -                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                       JNL/Curian
                     Pharmaceutical/       JNL/Curian          JNL/Curian        JNL/Curian       JNL/Curian        JNL/Curian
                       Healthcare        S&P 400 MidCap         S&P 500          Small-Cap         Small Cap        Technology
                    Sector Portfolio     Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                   -------------------- ------------------  ----------------------------------  ----------------  ----------------
    M&E CLASS

      2.570                          -              1,045              2,192            1,958               516                 -
      2.595                          -                913              1,915                -               451                 -
      2.650                          -              1,762                204              951               558                 -
      2.800                          -              1,892              2,265              435             1,943                 -


   PERSPECTIVE
   Standard Benefit                122              6,201             42,149           26,923            61,214                 -
   Contract Enhancement
     Benefit                     1,976              8,432             17,891            2,541             9,982                 -
                   -------------------- ------------------  -----------------  ---------------  ----------------  ----------------

      Total                      3,360            182,732            431,872          396,805           227,873                 -
                   ==================== ==================  =================  ===============  ================  ================


                      JNL/Curian         JNL/Curian        JNL/Eagle         JNL/Eagle          JNL/Janus          JNL/Janus
                      The Dow SM          The S&P(R)         Core Equity        SmallCap          Aggressive         Balanced
                     10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio   Growth Portfolio      Portfolio
                   ------------------  ---------------- -----------------------------------  -----------------  ----------------
    M&E CLASS

      2.570                      730             1,344                 -                 -                  -                 -
      2.595                      637             1,178                 -                 -                  -                 -
      2.650                        -                 -                 -                 -                  -                 -
      2.800                        -                 -               548             1,807                  -             5,605


   PERSPECTIVE
   Standard Benefit            7,356             9,522           134,332           176,408            754,444           247,035
   Contract Enhancement
     Benefit                  26,327             4,260            88,510            45,774             48,332           124,109
                   ------------------  ---------------- ----------------- -----------------  -----------------  ----------------

      Total                  624,155           748,753           273,046           250,967            804,766           515,772
                   ==================  ================ ================= =================  =================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                                                                                                             JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan      JNL/Lazard         JNL/Lazard        Management
                   Capital Growth    Global Equities    International        Mid Cap          Small Cap         Bond Index
                      Portfolio         Portfolio      Value Portfolio   Value Portfolio   Value Portfolio       Portfolio
                   ----------------  ----------------  ----------------- ----------------  ----------------- ------------------
   M&E CLASS

     1.250                   3,205                 -                470              394                431                  -
     1.400                   1,384                 -              3,805            5,284              9,332              4,171
     1.500                       -                 -                  -            2,429              2,931                719
     1.550                       -                 -                  -                -                  -                  -
     1.600                       -                 -                  -              957                  -              5,062
     1.645                       -                 -                  -                -                  -                  -
     1.650                       -                 -                  -            1,109                  -                  -
     1.670                       -                 -              6,757           23,113             24,282                 38
     1.700                     518                 -                255            1,870              2,134                  -
     1.750                       -                 -              7,743            7,631              3,475                397
     1.795                     453                 -              1,943            9,088             12,058              7,501
     1.800                       -                 -                  -                -                331                238
     1.820                       -                 -                  -              673                 61                  -
     1.850                       -                 -                130            2,184                988              3,172
     1.895                       -                 -                  -                -                  -                  -
     1.900                      75                 -                  -              622                892              1,399
     1.920                       -                 -                  -            7,424              9,299              1,433
     1.945                       -                 -                806              102                  -                  -
     1.950                       -                 -                  -                -                  -                  -
     1.960                      64                 -              2,176            7,619             13,254                 16
     1.970                       -                 -                  -              791                310                  -
     1.995                       -                 -                  -                -                  -                  -
     2.000                     279                 -              1,219              110              1,164                  -
     2.020                       -                 -              2,093            2,785                814                  -
     2.050                     188                 -                  -            1,387              2,133                  -
     2.095                     443                 -              1,460            2,419              2,485                825
     2.100                       -                 -                  -                -                  -                  -
     2.145                       -                 -                  -              181              1,517                  -
     2.150                       -                 -                211            1,536                722                  -
     2.195                       -                 -                  -               46                 67                  -
     2.220                       -                 -                  -                -                  -                  -
     2.245                       -                 -                  -                -                  -                  -
     2.270                       -                 -                  -              817                907             13,688
     2.295                       -                 -                  -              515                  -                  -
     2.300                       -                 -              3,929            2,064              3,790              2,674
     2.310                       -                 -                  -                -                  -                  -
     2.320                       -                 -                  -                -                  -                  -
     2.350                       -                 -                  -                -                  -                  -
     2.395                       -                 -                  -                -                  -                  -
     2.450                       -                 -                  -            1,586              2,079                  -
     2.470                       -                 -                  -                -                  -                  -



               JNL/Mellon Capital                                                                                    JNL/PPM
                  Management         JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO      JNL/PPM America        America
                 International        Global Growth          Growth          Total Return         Balanced          High Yield
                Index Portfolio         Portfolio          Portfolio        Bond Portfolio       Portfolio        Bond Portfolio
              --------------------  ------------------  -----------------  ------------------ -----------------  -----------------
   M&E CLASS

     1.250                      -               3,436                  -               8,106             1,449              1,204
     1.400                    843              11,715              8,474              33,417             8,588             41,576
     1.500                    227                 643                  -               5,099               720              1,529
     1.550                      -                   -                  -                   -                 -                  -
     1.600                  2,184               1,082                  -                 640                 -                853
     1.645                  2,424                   -                  -                   -               162                108
     1.650                    364                 347                  -               3,943             1,020                398
     1.670                      -               7,196                 49              15,407             3,294              3,605
     1.700                      -               1,403              1,007               8,556             3,591              3,483
     1.750                 18,842               6,967              8,354               9,226             5,176             14,443
     1.795                  1,906              18,112              2,379              49,150            10,602             45,239
     1.800                      -                 171                  -               3,950             1,028              1,617
     1.820                      -               1,518              1,423               9,667               691             14,966
     1.850                    742               1,819                601               2,193               733                984
     1.895                      -                   -                  -                   -                 -                  -
     1.900                  1,447                 141                  -                   -                65                  -
     1.920                  1,684               3,189                261              14,332             3,555             13,177
     1.945                      -                   -                  -                   -                 -             14,840
     1.950                      -                   -                  -                   -                 -                  -
     1.960                  4,428               6,284              1,747              37,815            14,714             66,829
     1.970                      -                   -                  -               2,663               230              2,173
     1.995                      -                   -                  -                   -                 -                  -
     2.000                      -                   -                957               4,212             1,580              1,785
     2.020                    925               1,629                  -                 838               639                651
     2.050                  1,158               1,676                  -               3,054               796              3,324
     2.095                     20               1,263                870               5,139               396              5,848
     2.100                      -                   -                  -                   -                 -                  -
     2.145                  1,166                 873                906              38,705            17,863             10,085
     2.150                      -                   -                  -               8,994               364              3,325
     2.195                      -                 110                  -               1,911               901                 71
     2.220                      -                   -                  -                   -                 -                  -
     2.245                      -                   -                  -                 789                 -              6,059
     2.270                 14,288               3,503                272               1,612                 -                 72
     2.295                      -                   -                  -                   -                 -                  -
     2.300                  1,449               3,545                429              43,472             1,073             30,070
     2.310                      -                   -                  -                   -                 -                  -
     2.320                      -                   -                  -               4,812                 -                  -
     2.350                      -                   -                  -                   -                 -              2,787
     2.395                      -                   -                  -                   -               225                  -
     2.450                    503               4,710              2,245              18,064               995             87,439
     2.470                      -                   -                  -                 379                 -                  -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                             JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan      JNL/Lazard         JNL/Lazard        Management
                   Capital Growth    Global Equities    International        Mid Cap          Small Cap         Bond Index
                      Portfolio         Portfolio      Value Portfolio   Value Portfolio   Value Portfolio       Portfolio
                   ----------------  ----------------  ----------------- ----------------  ----------------- ------------------
   M&E CLASS

     2.570                       -                 -                  -                -                  -                  -
     2.595                       -                 -                  -                -                  -                  -
     2.650                       -                 -                421              255                242                459
     2.800                       -                 -                865            2,110              1,273                  -


  PERSPECTIVE
   Standard Benefit        614,466           420,420             15,657           25,318            112,603              3,591
   Contract Enhancement
    Benefit                 73,598                 -             19,293           41,555             46,586              7,832
                   ----------------  ----------------  ----------------- ----------------  ----------------- ------------------

      Total                694,673           420,420             69,233          153,974            256,160             53,215
                   ================  ================  ================= ================  ================= ==================



                  JNL/Mellon Capital                                                                                   JNL/PPM
                      Management         JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO      JNL/PPM America        America
                     International        Global Growth          Growth          Total Return         Balanced          High Yield
                    Index Portfolio         Portfolio          Portfolio        Bond Portfolio       Portfolio        Bond Portfolio
                  --------------------  ----------------  -----------------  ------------------ -----------------  -----------------
  M&E CLASS

    2.570                         740                 -                  -                   -                 -                  -
    2.595                         649                 -                  -                   -                 -                  -
    2.650                           -                17                  -               2,069                 -              1,604
    2.800                           -                 -                 36               4,815             1,871              1,635


 PERSPECTIVE
  Standard Benefit                108            86,668             20,888             244,216           380,983            329,149
  Contract Enhance
   Benefit                      1,567            79,775             34,444             159,976           130,475            189,123
                  --------------------  ----------------  -----------------  ------------------ -----------------  -----------------

     Total                     57,664           247,792             85,342             747,221           593,779            900,051
                  ====================  ================  =================  ================== =================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                    JNL/PPM America        JNL/PPM           JNL/Putnam        JNL/Putnam         JNL/Putnam       JNL/Putnam
                         Money          America Value          Equity        International      Midcap Growth     Value Equity
                   Market Portfolio       Portfolio          Portfolio     Equity Portfolio       Portfolio         Portfolio
                  ------------------- ------------------  ---------------- ------------------  ----------------- ----------------
   M&E CLASS

     1.250                         -              1,331               257                  -              1,510                1
     1.400                     5,123              2,385             2,703              2,480             16,099            9,820
     1.500                       105                504                 -                 75                  -              398
     1.550                         -                  -                 -                  -                  -                -
     1.600                         -                830                 -                  -                  -                -
     1.645                         -                  -                 -                  -                  -                -
     1.650                     2,535                  -                 -                  -                  -              435
     1.670                     4,696              2,018                 -                842                  -            2,319
     1.700                         -                245                 -                  -                  -            1,583
     1.750                     1,042              3,841             1,574                685             25,544            1,267
     1.795                     4,853              7,453                 -                352              1,755            6,369
     1.800                     9,767                543                 -              1,774              1,264              444
     1.820                         -                 31                 -                  -                  -              751
     1.850                         -              1,771                 -                830                318            1,163
     1.895                         -                  -                 -                  -                  -                -
     1.900                         -              1,550                 -                415                  -                -
     1.920                         -              2,853             1,258                  -                  -            2,639
     1.945                         -                  -                 -                  -                  -                -
     1.950                         -                  -                 -                  -                  -                -
     1.960                     2,678             32,852               121              1,385              1,824            1,438
     1.970                         -                452                 -                  -                420              369
     1.995                         -                  -                 -                  -                  -                -
     2.000                         -                  -                 -                794                406            1,988
     2.020                         -                971                 -                  -                  -                -
     2.050                         -                642                 -              1,733                  -                -
     2.095                       119                876             1,122                286                  -              351
     2.100                         -                  -                 -                  -                  -                -
     2.145                         -                  -                 -                142                333                -
     2.150                         -              1,872                 -              4,000                  -            2,243
     2.195                         -                 72                 -                  -                  -                -
     2.220                         -                  -                 -                  -                  -                -
     2.245                         -                  -                 -                  -                  -                -
     2.270                         -                  -                 -                 80                  -                -
     2.295                         -                  -                 -                  -                  -              517
     2.300                     1,049              2,275                 -              1,862              1,690            2,035
     2.310                         -                  -                 -                  -                  -                -
     2.320                         -                  -                 -                  -                  -                -
     2.350                         -                  -                 -                  -                  -                -
     2.395                         -                  -                 -                  -                691                -
     2.450                         -                  -                 -                  -                  -                -
     2.470                         -                  -                 -                  -                  -                -



                    JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                  Aggressive        Conservative      JNL/S&P Core      JNL/S&P Core      JNL/S&P Core       Aggressive
                    Growth             Growth           Index 50          Index 75          Index 100          Growth
                  Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
               ------------------  ----------------  ----------------  ----------------  ----------------  ---------------
   M&E CLASS

     1.250                 2,634             3,946            14,754                 -             3,193            6,722
     1.400                49,262           127,917                 -               558               675            3,546
     1.500                17,618             5,622                 -                 -                 -                -
     1.550                     -               282                 -                 -                 -                -
     1.600                   471            13,483                 -                 -                 -                -
     1.645                     -             2,096                 -                 -                 -                -
     1.650                     -            14,456                 -                 -                 -                -
     1.670                62,067            69,185                 -               401             5,832              505
     1.700                 6,876            21,620                 -                 -                11           10,135
     1.750                13,771            48,504             5,278                 -             5,287                -
     1.795                23,221            49,996               327             1,185             6,618                -
     1.800                   196             9,767                 -                 -             3,610                -
     1.820                 1,477             5,888                44                 -             2,102                -
     1.850                19,026             5,518                 -                 -                 -                -
     1.895                     -                 -                 -                 -                 -                -
     1.900                     -                 -                 -                 -                 -                -
     1.920                19,848            20,113               834                 -             9,978            1,690
     1.945                   126                 -                 -                 -                 -                -
     1.950                     -                15                 -                 -                 -                -
     1.960                 9,039           105,765             1,050                 -                 -           27,753
     1.970                    70             7,607                 -                 -                 -                -
     1.995                     -                 -                 -                 -                 -                -
     2.000                36,362             3,441                 -                 -            10,288                -
     2.020                    51                99                 -                 -                 -                -
     2.050                 1,233             9,468             1,166                 -               494              328
     2.095                 3,487            27,367                 -                 -                 -                -
     2.100                     -             9,302                 -                 -                 -                -
     2.145                 4,063            29,948                 -                 -                 -                -
     2.150                   418               654                 -                 -                 -                -
     2.195                   629             2,071                 -                 -               102              685
     2.220                     -               290                 -                 -                 -                -
     2.245                     -            11,015                 -                 -                 -                -
     2.270                     -             3,644             6,275                 -                 -                -
     2.295                     -                 -                 -                 -                 -                -
     2.300                 7,228            74,525                 -                 -             1,382              176
     2.310                 2,285             2,222                 -                 -                 -                -
     2.320                     -                 -                 -                 -                 -                -
     2.350                     -                 -                 -                 -                 -                -
     2.395                     -                 -                 -                 -                 -                -
     2.450                     -            12,415                 -                 -               281                -
     2.470                   454             7,437                 -                 -               483                -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                   JNL/PPM America         JNL/PPM          JNL/Putnam        JNL/Putnam          JNL/Putnam       JNL/Putnam
                         Money          America Value          Equity        International      Midcap Growth     Value Equity
                   Market Portfolio       Portfolio          Portfolio     Equity Portfolio       Portfolio         Portfolio
                  ------------------- ------------------  ---------------- ------------------  ----------------- ----------------
   M&E CLASS

     2.570                         -              8,643                 -                  -                  -                -
     2.595                         -                  -                 -                  -                  -                -
     2.650                         -                849                 -                602                275                -
     2.800                         -                  -                 -              1,427              4,219            1,263


  PERSPECTIVE
   Standard Benefit          146,087              2,607           383,136            208,916             77,351          551,265
   Contract Enhancement
    Benefit                   40,417              1,061            36,785             39,173             65,062          135,360
                  ------------------- ------------------  ---------------- ------------------  ----------------- ----------------

     Total                   218,471             78,527           426,956            267,853            198,761          724,018
                  =================== ==================  ================ ==================  ================= ================


                       JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                     Aggressive        Conservative      JNL/S&P Core      JNL/S&P Core      JNL/S&P Core       Aggressive
                       Growth             Growth           Index 50          Index 75          Index 100          Growth
                     Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
                  ------------------  ----------------  ----------------  ----------------  ----------------  ---------------
   M&E CLASS

     2.570                        -               794                 -                 -                 -                -
     2.595                        -                 -                 -                 -                 -                -
     2.650                   16,176             7,876                 -                 -                 -                -
     2.800                      802             2,872                 -                 -                 -                -


  PERSPECTIVE
   Standard Benefit         336,554           713,186             4,967             2,692               609          126,813
   Contract Enhancement
    Benefit                 104,909           337,862             1,365               413                25           34,778
                  ------------------  ----------------  ----------------  ----------------  ----------------  ---------------

     Total                  740,353         1,768,268            36,060             5,249            50,970          213,131
                  ==================  ================  ================  ================  ================  ===============

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                 JNL/Salomon
                                           JNL/S&P            JNL/S&P                              Brothers
                    JNL/S&P Equity         Moderate       Very Aggressive     JNL/Salomon      U.S. Government
                        Growth              Growth            Growth        Brothers Global        & Quality
                      Portfolio I        Portfolio I        Portfolio I     Bond Portfolio      Bond Portfolio
                   ------------------  -----------------  ---------------- ------------------ -------------------
    M&E CLASS

      1.250                   21,512             21,954            10,926                821                 503
      1.400                   17,317            312,141            20,703              6,812              16,886
      1.500                    1,103              6,980                 -                484               2,244
      1.550                      327                226                 -                  -                   -
      1.600                   42,695             30,570                 -                294                   -
      1.645                        -              2,498                 -                  -                   -
      1.650                    1,232              2,589                 -                346               1,195
      1.670                   30,273             15,265               858              2,713                   -
      1.700                    8,195             24,416               148              1,252               1,691
      1.750                   15,545            159,605                 -              3,657               5,863
      1.795                  271,060            121,228                 -             10,695               6,931
      1.800                   18,937             10,502                 -                141               2,163
      1.820                      551              1,234                 -                416              17,279
      1.850                        -              6,372                 -                290               2,336
      1.895                        -             10,312                 -                  -                   -
      1.900                        -                  -                 -                  -                   -
      1.920                  143,679             10,022             1,615              4,750               1,558
      1.945                      392              2,372                 -                605                   -
      1.950                        -                  -                 -                  -                   -
      1.960                  643,257            197,777             2,283             19,998               3,713
      1.970                        -              3,281                 -                745                 698
      1.995                        -                  -                 -                  -                   -
      2.000                        -             77,136               164                159                 916
      2.020                        -              5,444                 -                  -                  75
      2.050                    1,497              2,475                 -                447                 370
      2.095                        -             10,419                98              1,243               4,287
      2.100                        -                  -                 -                  -                   -
      2.145                        -             50,743                 -              7,691               5,255
      2.150                       83              1,489                 -                  -               7,475
      2.195                    5,648              3,990               654                 62                   -
      2.220                        -                  -                 -                  -                   -
      2.245                        -              7,023                 -              4,933                   -
      2.270                   22,031             14,759                 -                705                   -
      2.295                        -                  -                 -                  -                   -
      2.300                      110            121,341             6,651              3,591              22,447
      2.310                    2,543              2,212                 -                  -                   -
      2.320                        -                  -                 -                  -                   -
      2.350                        -                  -                 -                  -                   -
      2.395                        -                  -                 -                  -                   -
      2.450                        -              9,654                 -              2,016               1,034
      2.470                        -                  -                 -                  -                   -



                      JNL/T. Rowe         JNL/T. Rowe      JNL/T. Rowe
                  Price Established     Price Mid-Cap      Price Value
                  Growth Portfolio     Growth Portfolio     Portfolio
                 --------------------  ----------------  ----------------
    M&E CLASS

      1.250                      952             8,273             5,360
      1.400                    6,088             5,957            22,534
      1.500                      467             2,026             1,739
      1.550                      162                 -               721
      1.600                      213                 -             1,814
      1.645                        -                59               149
      1.650                      791                35             3,598
      1.670                    1,471            10,946             7,846
      1.700                    1,470               898            10,689
      1.750                    1,097             4,327            12,454
      1.795                   11,333             6,035            25,104
      1.800                        -                 -             3,048
      1.820                       34               417               449
      1.850                    1,116               587             3,430
      1.895                        -                 -                 -
      1.900                      838                62                 -
      1.920                    2,804             6,757             4,657
      1.945                      292                 -               124
      1.950                        -                 -                 -
      1.960                    9,108            10,170            22,163
      1.970                      575                28               247
      1.995                        -                 -                 -
      2.000                      660               243             3,028
      2.020                      508               124             1,333
      2.050                      825               763             6,154
      2.095                    1,024             1,010             4,802
      2.100                        -                 -                 -
      2.145                      743               926             2,884
      2.150                        -             1,028                 -
      2.195                    1,866                23             2,551
      2.220                        -                 -                 -
      2.245                        -                 -                 -
      2.270                    1,503             2,895             2,507
      2.295                        -                 -               779
      2.300                    2,183             1,527             9,086
      2.310                        -                 -                 -
      2.320                        -                 -                 -
      2.350                        -                 -                 -
      2.395                      402                 -               396
      2.450                    1,463             3,018             3,343
      2.470                      347               283               676

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                                                                                                 JNL/Salomon
                                           JNL/S&P            JNL/S&P                              Brothers
                    JNL/S&P Equity         Moderate       Very Aggressive     JNL/Salomon      U.S. Government
                        Growth              Growth            Growth        Brothers Global        & Quality
                      Portfolio I        Portfolio I        Portfolio I     Bond Portfolio      Bond Portfolio
                   ------------------  -----------------  ---------------- ------------------ -------------------
    M&E CLASS

      2.570                        -                  -                 -                  -                   -
      2.595                        -                  -                 -                  -                   -
      2.650                        -             12,080               434                  -                 905
      2.800                        -                803             3,362              1,126                   -


   PERSPECTIVE
   Standard Benefit          518,314            856,656           103,383            140,087             360,386
   Contract Enhancement
     Benefit                 809,310            815,120            48,907            108,509             172,311
                   ------------------  -----------------  ---------------- ------------------ -------------------

      Total                2,575,611          2,930,688           200,186            324,588             638,521
                   ==================  =================  ================ ================== ===================


                       JNL/T. Rowe         JNL/T. Rowe       JNL/T. Rowe
                    Price Established     Price Mid-Cap      Price Value
                    Growth Portfolio     Growth Portfolio     Portfolio
                   --------------------  ----------------  ----------------
    M&E CLASS

      2.570                      3,597             2,957                 -
      2.595                          -                 -                 -
      2.650                          -               431               909
      2.800                          -                 -             1,887


   PERSPECTIVE
   Standard Benefit            353,669           438,725           178,918
   Contract Enhancement
     Benefit                   108,861           125,900           173,995
                   --------------------  ----------------  ----------------

      Total                    516,462           636,430           519,374
                   ====================  ================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:




                        JNL/AIM           JNL/AIM            JNL/AIM          JNL/Alger       JNL/Alliance      JNL/Curian
                        Large Cap     Premier Equity II     Small Cap           Growth          Capital             25
                    Growth Portfolio     Portfolio       Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                    ----------------- -----------------  ----------------  ---------------- ----------------- ----------------
    M&E CLASS

      1.250                  $ 5,815               $ -          $ 53,652           $ 7,588          $ 48,118         $ 22,682
      1.400                   94,848            68,620           146,644            39,810            31,757          873,585
      1.500                    8,303                 -            47,880             4,511                 -           32,056
      1.550                        -                 -                 -                 -                 -                -
      1.600                   10,405                 -                 -                 -                 -          104,190
      1.645                        -                 -                 -                 -                 -            5,968
      1.650                   16,220                 -            13,790             3,825                 -           92,243
      1.670                   71,741                 -           278,796            61,528             7,873           16,775
      1.700                   17,916                 -            15,173             9,824                 -           16,332
      1.750                  144,751             1,781           149,065             5,456             1,358          214,821
      1.795                  179,117                 -            54,703           130,088             3,990        1,543,902
      1.800                        -             5,003             5,143                 -                 -            4,226
      1.820                        -                 -               764             8,039             7,704                -
      1.850                   25,066             3,328            20,009            14,254            10,656           20,171
      1.895                        -                 -                 -                 -                 -           23,608
      1.900                        -                 -                 -                 -                 -                -
      1.920                   30,491                 -           116,091            75,634                 -          580,274
      1.945                        -                 -                 -                 -                 -                -
      1.950                        -                 -                 -                 -                 -                -
      1.960                  252,005            14,454           143,058            54,411            32,919        2,942,709
      1.970                    7,443                 -             1,079             8,879                 -           44,806
      1.995                        -                 -                 -                 -                 -                -
      2.000                        -             2,245             8,753                 -                 -           44,860
      2.020                        -                 -                 -            19,424                 -           36,845
      2.050                   15,488                 -            15,316            15,706                 -           79,972
      2.095                        -                 -                 -             4,774             4,362           72,036
      2.100                        -                 -                 -                 -                 -                -
      2.145                        -                 -             2,155                 -                 -            1,639
      2.150                        -                 -            39,457                 -            64,466           43,942
      2.195                    1,036                 -                 -             1,036                 -           27,093
      2.220                        -                 -                 -                 -                 -           11,067
      2.245                        -                 -                 -                 -                 -                -
      2.270                    2,149                 -            11,277                 -            42,698           68,603
      2.295                        -                 -                 -                 -                 -                -
      2.300                        -             4,139            16,662               524            31,452            7,691
      2.310                        -                 -                 -                 -                 -                -
      2.320                        -                 -                 -                 -                 -                -
      2.350                        -                 -                 -                 -                 -           17,770
      2.395                        -             8,747             4,360                 -                 -                -
      2.450                    6,883            12,973             1,696             3,848           124,371           19,528
      2.470                        -                 -                 -                 -                 -                -



                                                                                 JNL/Curian
                      JNL/Curian          JNL/Curian          JNL/Curian          Enhanced           JNL/Curian       JNL/Curian
                    Communications     Consumer Brands          Energy          S&P 500 Stock         Financial         Global
                   Sector Portfolio    Sector Portfolio    Sector Portfolio    Index Portfolio    Sector Portfolio   15 Portfolio
                  ------------------- -------------------  ------------------ ------------------  ------------------ --------------
    M&E CLASS

      1.250                      $ -                 $ -                 $ -           $ 50,427                 $ -       $ 30,149
      1.400                        -                   -                   -            123,393                   -        123,921
      1.500                        -                   -                   -              3,437                   -         22,939
      1.550                        -                   -                   -                  -                   -              -
      1.600                        -                   -                   -             34,313                   -         70,314
      1.645                        -                   -                   -                  -                   -          5,403
      1.650                        -                   -                   -             12,483                   -         85,088
      1.670                        -                   -                   -             52,823                   -         46,715
      1.700                        -                   -                   -             25,571                   -         12,112
      1.750                        -                   -                   -            183,576                   -        174,926
      1.795                        -                   -                   -              9,093              10,523         38,778
      1.800                        -                   -                   -              7,386                   -          5,411
      1.820                        -                   -                   -                  -                   -              -
      1.850                        -                   -                   -                  -                   -         32,252
      1.895                        -                   -                   -                  -                   -         23,769
      1.900                        -                   -                   -                  -                   -          9,184
      1.920                        -                   -                   -                  -                   -         19,289
      1.945                        -                   -                   -                  -                   -              -
      1.950                        -                   -                   -                  -                   -              -
      1.960                        -                   -                   -            126,201                   -        193,575
      1.970                        -                   -                   -                  -                   -         48,565
      1.995                        -                   -                   -                  -                   -          4,578
      2.000                        -                   -                   -                  -                   -          9,153
      2.020                        -                   -                   -             38,903                   -         28,532
      2.050                        -                   -                   -             27,553                   -         72,985
      2.095                        -                   -                   -              7,767                   -         52,799
      2.100                        -                   -                   -                  -                   -              -
      2.145                        -                   -                   -                  -                   -          1,530
      2.150                        -                   -                   -                  -                   -         32,265
      2.195                        -                   -                   -                  -                   -             13
      2.220                        -                   -                   -                  -                   -         10,900
      2.245                        -                   -                   -             10,362                   -              -
      2.270                        -                   -                   -                  -                   -         44,164
      2.295                        -                   -                   -                  -                   -          6,790
      2.300                        -                   -                   -             53,489                   -          7,189
      2.310                        -                   -                   -                  -                   -              -
      2.320                        -                   -                   -                  -                   -              -
      2.350                        -                   -                   -                  -                   -         16,114
      2.395                        -                   -                   -                  -                   -              -
      2.450                        -                   -                   -             20,752                   -         10,806
      2.470                        -                   -                   -              4,884                   -              -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                        JNL/AIM           JNL/AIM            JNL/AIM          JNL/Alger       JNL/Alliance      JNL/Curian
                        Large Cap     Premier Equity II     Small Cap           Growth          Capital             25
                    Growth Portfolio     Portfolio       Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                    ----------------- -----------------  ----------------  ---------------- ----------------- ----------------
    M&E CLASS

      2.570                        -                 -                 -                 -                 -            8,263
      2.595                        -                 -                 -                 -                 -            7,231
      2.650                    2,846                 -             9,343             9,480                 -                -
      2.800                        -                 -            22,678                 -                 -                -


   PERSPECTIVE
   Standard Benefit          261,636           101,087           873,582         6,150,226         1,422,120           99,124
   Contract Enhancement
     Benefit                 202,269           185,055           480,349           446,843           568,372           37,559
                    ----------------- -----------------  ----------------  ---------------- ----------------- ----------------

      Total              $ 1,356,428         $ 407,432       $ 2,531,475       $ 7,075,708       $ 2,402,216      $ 7,121,571
                    ================= =================  ================  ================ ================= ================



                                                                                  JNL/Curian
                       JNL/Curian          JNL/Curian          JNL/Curian          Enhanced           JNL/Curian       JNL/Curian
                     Communications     Consumer Brands          Energy          S&P 500 Stock         Financial         Global
                    Sector Portfolio    Sector Portfolio    Sector Portfolio    Index Portfolio    Sector Portfolio   15 Portfolio
   M&E CLASS       ------------------- -------------------  ------------------ ------------------  ------------------ --------------

     2.570
     2.595                          -                   -                   -                  -                   -          3,321
     2.650                          -                   -                   -                  -                   -          2,903
     2.800                          -                   -                   -              1,260                   -              -
                                    -                   -                   -                  -                   -              -

  PERSPECTIVE
  Standard Benefit
  Contract Enhancem                 -                   -                   -            197,998               1,046         43,770
    Benefit
                                    -                   -                   -            164,034              12,448         67,200
                   ------------------- -------------------  ------------------ ------------------  ------------------ --------------
     Total
                                  $ -                 $ -                 $ -        $ 1,155,705            $ 24,017    $ 1,357,402
                   =================== ===================  ================== ==================  ================== ==============


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                     JNL/Curian
                   Pharmaceutical/       JNL/Curian          JNL/Curian        JNL/Curian          JNL/Curian         JNL/Curian
                     Healthcare        S&P 400 MidCap          S&P 500         Small-Cap           Small Cap          Technology
                  Sector Portfolio     Index Portfolio     Index Portfolio     Portfolio        Index Portfolio    Sector Portfolio
                  ------------------  ------------------  ------------------- --------------  ------------------- ------------------
   M&E CLASS

     1.250                      $ -           $ 202,034            $ 71,515      $ 187,635             $ 84,216                $ -
     1.400                        -             114,603             305,607        710,408              105,912                  -
     1.500                        -              13,945              14,181         22,464                2,561                  -
     1.550                        -                   -              16,288              -                    -                  -
     1.600                        -              40,197             118,220         64,834               29,263                  -
     1.645                        -              57,214              85,636          5,516               57,836                  -
     1.650                        -               7,829               7,362         93,778                8,715                  -
     1.670                        -              23,759              20,600         55,311                4,029                  -
     1.700                        -              11,015               5,105          5,000                4,075                  -
     1.750                        -             313,409             550,949        189,372              294,065                  -
     1.795                   13,137             134,663             462,980      1,180,883              180,391                  -
     1.800                        -              10,925              32,541          5,629                5,359                  -
     1.820                        -                   -             202,809              -                    -                  -
     1.850                        -               5,152              49,048         31,072               19,197                  -
     1.895                        -                   -                   -         23,320                    -                  -
     1.900                        -              31,392              79,936              -               15,862                  -
     1.920                        -              18,790              26,516        459,593               17,664                  -
     1.945                        -               5,166               5,204              -                5,192                  -
     1.950                        -                   -                   -              -                    -                  -
     1.960                        -             562,643             748,813      2,278,558              588,041                  -
     1.970                        -                  30                   -         43,978                2,882                  -
     1.995                        -                   -                   -          4,281                    -                  -
     2.000                        -                   -               2,662         18,013                4,437                  -
     2.020                        -              19,986              30,698         23,618                7,270                  -
     2.050                        -                   -               8,091         74,947                2,354                  -
     2.095                        -                 221              12,761         59,348                  223                  -
     2.100                        -                   -                   -              -                    -                  -
     2.145                        -              11,903             136,583         16,762               12,075                  -
     2.150                        -                   -              17,972         45,802                    -                  -
     2.195                        -                   -              52,918              -                    -                  -
     2.220                        -                   -                   -         10,613                    -                  -
     2.245                        -               2,058                   -          4,087                    -                  -
     2.270                        -             157,625             228,584         29,710              148,660                  -
     2.295                        -                   -                   -              -                    -                  -
     2.300                        -              55,506             183,440         16,285               47,516                  -
     2.310                        -                   -                   -              -                    -                  -
     2.320                        -                   -                   -              -                    -                  -
     2.350                        -                   -                   -         16,556                    -                  -
     2.395                        -                   -               8,781              -                    -                  -
     2.450                        -              15,977              20,777         36,525               80,423                  -
     2.470                        -                   -                   -              -                    -                  -



                     JNL/Curian         JNL/Curian         JNL/Eagle          JNL/Eagle          JNL/Janus         JNL/Janus
                    The Dow SM          The S&P(R)          Core Equity         SmallCap          Aggressive          Balanced
                   10 Portfolio       10 Portfolio        Portfolio       Equity Portfolio   Growth Portfolio      Portfolio
                -------------------  ----------------  ------------------------------------  -----------------  -----------------
   M&E CLASS

     1.250                $ 14,202          $ 17,153           $ 38,482           $ 10,364                $ -           $ 10,426
     1.400                 997,739           961,088            127,246             56,149             11,242            165,884
     1.500                  32,152            34,840             26,275                413                  -              7,051
     1.550                       -                 -                  -                  -                  -                  -
     1.600                 113,307            97,285                  -                  -             10,474             10,215
     1.645                   5,889             5,563                  -                  -                  -                  -
     1.650                  90,104            84,339              7,753                  -                  -             16,378
     1.670                  17,187             6,952             42,370             13,483                  -             42,012
     1.700                 296,983            23,822             18,067                  -                  -             16,352
     1.750                 216,350           215,411             70,180             45,463                  -            188,177
     1.795               1,351,359         1,946,788            232,792                120              8,194            256,944
     1.800                   4,162             2,503              3,438                  -                  -             27,986
     1.820                       -                 -              3,317                759                  -                  -
     1.850                  20,130            39,013             41,722              5,891                  -             11,975
     1.895                  23,579            23,630                  -                  -                  -                  -
     1.900                   4,706                 -                  -                  -                  -                  -
     1.920                 509,073           729,108             64,270                  -              2,144             28,219
     1.945                  43,437                 -                  -                  -                  -                  -
     1.950                       -                 -                  -                  -                  -                  -
     1.960               3,737,399         3,630,996             57,123            161,633             11,472            310,014
     1.970                  62,092            43,712             12,859              1,063                  -              6,262
     1.995                       -                 -                  -                  -                  -                  -
     2.000                  73,261            18,193                  -                  -                  -                  -
     2.020                  14,537            56,424                  -              9,557                  -                  -
     2.050                  85,550            60,791                  -                  -                  -              3,152
     2.095                  79,482            77,310                560                  -              2,386             18,971
     2.100                       -                 -                  -                  -                  -                  -
     2.145                   1,556             1,474             23,158             27,600                  -             56,308
     2.150                  34,251            33,967              3,408             38,454                  -                909
     2.195                  65,220               624              2,065                  -                  -              1,028
     2.220                  11,132            10,982                  -                  -                  -                  -
     2.245                       -                 -                  -                  -                  -                  -
     2.270                  69,229            67,991                  -                  -                  -              2,186
     2.295                       -                 -                  -              3,288                  -                  -
     2.300                  30,395            13,696             19,198             17,066                  -             58,443
     2.310                       -                 -                  -                  -                  -                  -
     2.320                       -                 -                  -                  -                  -                  -
     2.350                  17,605            16,554                  -                  -                  -             40,271
     2.395                       -                 -                  -                  -                  -                  -
     2.450                  88,914            11,299                  -             42,220                  -             13,426
     2.470                       -                 -                  -                  -                  -                  -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:

                     JNL/Curian
                   Pharmaceutical/       JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian         JNL/Curian
                     Healthcare        S&P 400 MidCap          S&P 500          Small-Cap           Small Cap          Technology
                  Sector Portfolio     Index Portfolio     Index Portfolio      Portfolio        Index Portfolio    Sector Portfolio
                  ------------------  ------------------  -------------------- -------------  ------------------- ------------------
   M&E CLASS

     2.570                        -              11,511              20,747         30,389                5,746                  -
     2.595                        -              10,043              18,116              -                5,017                  -
     2.650                        -              19,370               1,930         14,751                6,205                  -
     2.800                        -              20,745              21,341          6,736               21,523                  -


  PERSPECTIVE
   Standard Benefit           1,252              85,831             564,002        412,504              927,166                  -
   Contract Enhancement
    Benefit                  20,139             116,092             238,104         38,737              150,411                  -
                  ------------------  ------------------  ------------------  -------------  ------------------- ------------------

      Total                $ 34,528         $ 2,079,634         $ 4,370,817    $ 6,217,015          $ 2,844,286                $ -
                  ==================  ==================  ==================  =============  =================== ==================


                      JNL/Curian         JNL/Curian         JNL/Eagle          JNL/Eagle          JNL/Janus          JNL/Janus
                      The Dow SM          The S&P(R)          Core Equity         SmallCap          Aggressive          Balanced
                     10 Portfolio       10 Portfolio        Portfolio       Equity Portfolio   Growth Portfolio      Portfolio
                  -------------------  ----------------  ------------------------------------  -----------------  -----------------
   M&E CLASS

     2.570                     9,947            14,943                  -                  -                  -                  -
     2.595                     8,674            13,094                  -                  -                  -                  -
     2.650                         -                 -                  -                  -                  -                  -
     2.800                         -                 -              8,114             27,265                  -             50,301


  PERSPECTIVE
   Standard Benefit          104,934           101,466          1,341,893          2,132,875          6,328,150          2,427,198
   Contract Enhancement
    Benefit                  373,505            45,153            780,732            461,968            356,313          1,226,939
                  -------------------  ----------------  -----------------  -----------------  -----------------  -----------------

      Total              $ 8,608,042       $ 8,406,164        $ 2,925,022        $ 3,055,631        $ 6,730,375        $ 4,997,027
                  ===================  ================  =================  =================  =================  =================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                             JNL/Mellon Capital
                     JNL/Janus          JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard         Management
                  Capital Growth     Global Equities    International        Mid Cap          Small Cap          Bond Index
                     Portfolio          Portfolio      Value Portfolio   Value Portfolio   Value Portfolio        Portfolio
                  ----------------  ------------------ ----------------- ----------------- ----------------- --------------------
   M&E CLASS

     1.250               $ 58,631                 $ -           $ 4,109           $ 5,574           $ 5,593                  $ -
     1.400                 24,994                   -            32,959            74,094           120,034               45,367
     1.500                      -                   -                 -            33,858            37,474                7,805
     1.550                      -                   -                 -                 -                 -                    -
     1.600                      -                   -                 -            13,265                 -               54,828
     1.645                      -                   -                 -                 -                 -                    -
     1.650                      -                   -                 -            15,325                 -                    -
     1.670                      -                   -            57,609           318,994           307,437                  406
     1.700                  9,119                   -             2,170            25,764            26,970                    -
     1.750                      -                   -            65,712           104,832            43,791                4,291
     1.795                  7,900                   -            16,480           124,775           151,553               80,944
     1.800                      -                   -                 -                 -             4,159                2,568
     1.820                      -                   -                 -             9,206               765                    -
     1.850                      -                   -             1,099            29,822            12,384               34,195
     1.895                      -                   -                 -                 -                 -                    -
     1.900                  1,301                   -                 -             8,473            11,144               15,066
     1.920                      -                   -                 -           100,973           116,028               15,430
     1.945                      -                   -             6,761             1,383                 -                    -
     1.950                      -                   -                 -                 -                 -                    -
     1.960                  1,097                   -            18,238           103,390           164,994                  177
     1.970                      -                   -                 -            10,732             3,859                    -
     1.995                      -                   -                 -                 -                 -                    -
     2.000                  4,791                   -            10,198             1,490            14,461                    -
     2.020                      -                   -            17,490            37,655            10,095                    -
     2.050                  3,202                   -                 -            18,720            26,418                    -
     2.095                  7,536                   -            12,144            32,570            30,696                8,852
     2.100                      -                   -                 -                 -                 -                    -
     2.145                      -                   -                 -             2,429            18,684                    -
     2.150                      -                   -             1,750            20,617             8,891                    -
     2.195                      -                   -                 -               619               821                    -
     2.220                      -                   -                 -                 -                 -                    -
     2.245                      -                   -                 -                 -                 -                    -
     2.270                      -                   -                 -            10,892            11,089              146,332
     2.295                      -                   -                 -             6,854                 -                    -
     2.300                      -                   -            32,290            27,458            46,259               28,566
     2.310                      -                   -                 -                 -                 -                    -
     2.320                      -                   -                 -                 -                 -                    -
     2.350                      -                   -                 -                 -                 -                    -
     2.395                      -                   -                 -                 -                 -                    -
     2.450                      -                   -                 -            20,913            25,154                    -
     2.470                      -                   -                 -                 -                 -                    -



                  JNL/Mellon Capital                                                                                 JNL/PPM
                    Management        JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                  International        Global Growth          Growth          Total Return          Balanced        High Yield
                 Index Portfolio         Portfolio          Portfolio        Bond Portfolio        Portfolio      Bond Portfolio
               --------------------- ------------------- -----------------  ------------------ ------------------ ----------------
   M&E CLASS

     1.250                      $ -            $ 33,630               $ -           $ 110,895           $ 30,920         $ 18,902
     1.400                    9,729             114,210            67,790             453,173            180,887          644,508
     1.500                    2,613               6,255                 -              68,746             15,039           23,503
     1.550                        -                   -                 -                   -                  -                -
     1.600                   25,107              10,491                 -               8,578                  -           12,995
     1.645                   27,846                   -                 -                   -              3,335            1,639
     1.650                    4,185               3,364                 -              52,703             21,035            6,038
     1.670                        -              69,650               385             205,674             67,782           54,591
     1.700                        -              13,567             7,975             114,011             73,690           52,615
     1.750                  215,974              67,291            66,073             122,591            105,765          217,221
     1.795                   21,862             174,721            18,793             651,354            215,816          677,768
     1.800                        -               1,649                 -              52,328             20,925           24,218
     1.820                        -              14,637            11,236             127,923             14,026          223,744
     1.850                    8,493              17,525             4,742              28,972             14,860           14,674
     1.895                        -                   -                 -                   -                  -                -
     1.900                   16,535               1,358                 -                   -              1,308                -
     1.920                   19,235              30,665             2,058             188,557             71,582          195,305
     1.945                        -                   -                 -                   -                  -          219,471
     1.950                        -                   -                 -                   -                  -                -
     1.960                   50,527              60,357            13,740             496,356            295,262          986,862
     1.970                        -                   -                 -              34,928              4,621           32,070
     1.995                        -                   -                 -                   -                  -                -
     2.000                        -                   -             7,517              55,155             31,592           26,274
     2.020                   10,551              15,616                 -              10,957             12,747            9,562
     2.050                   13,193              16,060                 -              39,877             15,851           48,715
     2.095                      231              12,083             6,817              66,926              7,862           85,373
     2.100                        -                   -                 -                   -                  -                -
     2.145                   13,257               8,345             7,092             502,560            352,779          146,609
     2.150                        -                   -                 -             116,741              7,181           48,306
     2.195                        -               1,047                 -              24,744             17,712            1,022
     2.220                        -                   -                 -                   -                  -                -
     2.245                        -                   -                 -              10,183                  -           87,322
     2.270                  162,127              33,368             2,122              20,775                  -            1,036
     2.295                        -                   -                 -                   -                  -                -
     2.300                   16,437              33,738             3,339             559,370             20,909          431,031
     2.310                        -                   -                 -                   -                  -                -
     2.320                        -                   -                 -              61,849                  -                -
     2.350                        -                   -                 -                   -                  -           39,805
     2.395                        -                   -                 -                   -              4,342                -
     2.450                    5,687              44,651            17,424             230,407             19,133        1,237,965
     2.470                        -                   -                 -               4,823                  -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                               JNL/Mellon Capital
                     JNL/Janus          JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard         Management
                  Capital Growth     Global Equities    International        Mid Cap          Small Cap          Bond Index
                     Portfolio          Portfolio      Value Portfolio   Value Portfolio   Value Portfolio        Portfolio
                  ----------------  ------------------ ----------------- ----------------- ----------------- --------------------
   M&E CLASS

     2.570                      -                   -                 -                 -                 -                    -
     2.595                      -                   -                 -                 -                 -                    -
     2.650                      -                   -             3,392             3,325             2,890                4,867
     2.800                      -                   -             6,905            27,268            15,093                    -


  PERSPECTIVE
   Standard Benefit     5,455,121           3,864,680           218,271           295,934         1,387,210               36,896
   Contract Enhancement
    Benefit               500,425                   -           267,574           466,855           558,326               80,028
                  ----------------  ------------------ ----------------- ----------------- ----------------- --------------------

      Total           $ 6,074,117         $ 3,864,680         $ 775,151       $ 1,954,059       $ 3,162,272            $ 566,618
                  ================  ================== ================= ================= ================= ====================


                  JNL/Mellon Capital                                                                                    JNL/PPM
                      Management        JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                    International        Global Growth          Growth          Total Return          Balanced        High Yield
                   Index Portfolio         Portfolio          Portfolio        Bond Portfolio        Portfolio      Bond Portfolio
                 --------------------- ------------------- -----------------  ------------------ ------------------ ----------------
  M&E CLASS

    2.570                       8,347                   -                 -                   -                  -                -
    2.595                       7,321                   -                 -                   -                  -                -
    2.650                           -                 162                 -              26,088                  -           22,320
    2.800                           -                   -               279              60,170             34,917           22,466


 PERSPECTIVE
  Standard Benefit              1,501             844,933           169,376           2,648,163          5,067,916        3,754,700
  Contract Enhancement
   Benefit                     21,748             760,036           273,708           1,718,946          1,518,862        2,181,947
                 --------------------- ------------------- -----------------  ------------------ ------------------ ----------------

     Total                  $ 662,506         $ 2,389,409         $ 680,466         $ 8,874,523        $ 8,248,656     $ 11,550,577
                 ===================== =================== =================  ================== ================== ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                  JNL/PPM America         JNL/PPM           JNL/Putnam         JNL/Putnam         JNL/Putnam        JNL/Putnam
                       Money           America Value          Equity         International      Midcap Growth      Value Equity
                 Market Portfolio        Portfolio          Portfolio      Equity Portfolio       Portfolio          Portfolio
                -------------------  ------------------  ----------------  ------------------  ----------------- ------------------
    M&E CLASS

      1.250                    $ -            $ 19,378           $ 4,714                 $ -            $ 9,835               $ 13
      1.400                 63,075              34,637            48,958              29,143            104,304            179,892
      1.500                  1,284               7,317                 -                 869                  -              7,233
      1.550                      -                   -                 -                   -                  -                  -
      1.600                      -              12,030                 -                   -                  -                  -
      1.645                      -                   -                 -                   -                  -                  -
      1.650                 30,546                   -                 -                   -                  -              7,802
      1.670                 56,484              29,227                 -               9,672                  -             41,507
      1.700                      -               3,542                 -                   -                  -             28,263
      1.750                 12,447              55,568            27,669               7,813            163,381             22,518
      1.795                 57,746             107,843                 -               4,002             11,206            112,759
      1.800                116,157               7,850                 -              20,134              8,070              7,861
      1.820                      -                 446                 -                   -                  -             13,261
      1.850                      -              25,592                 -               9,383              2,025             20,487
      1.895                      -                   -                 -                   -                  -                  -
      1.900                      -              22,388                 -               4,675                  -                  -
      1.920                      -              41,179            21,797                   -                  -             46,212
      1.945                      -                   -                 -                   -                  -                  -
      1.950                      -                   -                 -                   -                  -                  -
      1.960                 31,413             474,023             2,084              15,504             11,574             25,092
      1.970                      -               6,521                 -                   -              2,663              6,444
      1.995                      -                   -                 -                   -                  -                  -
      2.000                      -                   -                 -               8,855              2,574             34,580
      2.020                      -              13,999                 -                   -                  -                  -
      2.050                      -               9,248                 -              19,255                  -                  -
      2.095                  1,382              12,614            19,145               3,168                  -              6,051
      2.100                      -                   -                 -                   -                  -                  -
      2.145                      -                   -                 -               1,568              2,098                  -
      2.150                      -              26,942                 -              44,060                  -             38,518
      2.195                      -               1,035                 -                   -                  -                  -
      2.220                      -                   -                 -                   -                  -                  -
      2.245                      -                   -                 -                   -                  -                  -
      2.270                      -                   -                 -                 875                  -                  -
      2.295                      -                   -                 -                   -                  -              8,762
      2.300                 11,944              32,693                 -              20,242             10,594             34,496
      2.310                      -                   -                 -                   -                  -                  -
      2.320                      -                   -                 -                   -                  -                  -
      2.350                      -                   -                 -                   -                  -                  -
      2.395                      -                   -                 -                   -              4,318                  -
      2.450                      -                   -                 -                   -                  -                  -
      2.470                      -                   -                 -                   -                  -                  -


                   JNL/S&P             JNL/S&P                                                                  JNL/S&P Equity
                  Aggressive        Conservative       JNL/S&P Core         JNL/S&P Core       JNL/S&P Core       Aggressive
                    Growth             Growth            Index 50             Index 75          Index 100           Growth
                 Portfolio I         Portfolio I         Portfolio           Portfolio          Portfolio        Portfolio I
              -------------------  ----------------  ------------------  ------------------- ----------------- -----------------
    M&E CLASS

      1.250             $ 30,335          $ 46,434           $ 147,786                  $ -          $ 32,945          $ 71,305
      1.400              562,441         1,492,349                   -                5,664             6,945            37,306
      1.500              200,000            65,211                   -                    -                 -                 -
      1.550                    -             3,266                   -                    -                 -                 -
      1.600                5,321           155,504                   -                    -                 -                 -
      1.645                    -            24,118                   -                    -                 -                 -
      1.650                    -           166,247                   -                    -                 -                 -
      1.670              697,761           794,757                   -                4,049            59,670             5,233
      1.700               77,170           247,936                   -                    -               109           104,770
      1.750              154,110           554,635              52,347                    -            54,012                 -
      1.795              259,183           570,220               3,243               11,940            67,549                 -
      1.800                2,191           111,366                   -                    -            36,845                 -
      1.820               16,465            67,062                 433                    -            21,439                 -
      1.850              211,695            62,733                   -                    -                 -                 -
      1.895                    -                 -                   -                    -                 -                 -
      1.900                    -                 -                   -                    -                 -                 -
      1.920              219,956           227,757               8,242                    -           101,589            17,251
      1.945                1,392                 -                   -                    -                 -                 -
      1.950                    -               165                   -                    -                 -                 -
      1.960               99,937         1,194,934              10,371                    -                 -           282,675
      1.970                  778            85,898                   -                    -                 -                 -
      1.995                    -                 -                   -                    -                 -                 -
      2.000              401,116            38,784                   -                    -           104,581                 -
      2.020                  565             1,116                   -                    -                 -                 -
      2.050               13,562           106,419              11,500                    -             5,015             3,321
      2.095               38,254           306,806                   -                    -                 -                 -
      2.100                    -           104,250                   -                    -                 -                 -
      2.145               44,454           334,784                   -                    -                 -                 -
      2.150                4,569             7,314                   -                    -                 -                 -
      2.195                6,858            23,083                   -                    -             1,030             6,888
      2.220                    -             3,228                   -                    -                 -                 -
      2.245                    -           122,436                   -                    -                 -                 -
      2.270                    -            40,448              61,609                    -                 -                 -
      2.295                    -                 -                   -                    -                 -                 -
      2.300               78,375           825,733                   -                    -            13,961             1,765
      2.310               24,760            24,607                   -                    -                 -                 -
      2.320                    -                 -                   -                    -                 -                 -
      2.350                    -                 -                   -                    -                 -                 -
      2.395                    -                 -                   -                    -                 -                 -
      2.450                    -           136,383                   -                    -             2,830                 -
      2.470                4,870            81,600                   -                    -             4,861                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                     JNL/PPM America          JNL/PPM          JNL/Putnam         JNL/Putnam          JNL/Putnam        JNL/Putnam
                           Money           America Value         Equity         International      Midcap Growth      Value Equity
                     Market Portfolio        Portfolio         Portfolio      Equity Portfolio       Portfolio          Portfolio
                    -------------------  ------------------  -------------  ------------------  ----------------- ------------------
    M&E CLASS

      2.570                          -             123,760              -                   -                  -                  -
      2.595                          -                   -              -                   -                  -                  -
      2.650                          -              12,123              -               6,349              1,705                  -
      2.800                          -                   -              -              14,857             25,965             20,499


   PERSPECTIVE
   Standard Benefit          1,586,753              37,873      2,984,339           1,829,696            518,842          5,077,437
   Contract Enhancement
     Benefit                   397,321              15,332        277,756             338,462            475,040          1,190,654
                    -------------------  ------------------  -------------  ------------------  ----------------- ------------------

      Total                $ 2,366,552         $ 1,133,160    $ 3,386,462         $ 2,388,582        $ 1,354,194        $ 6,930,341
                    ===================  ==================  =============  ==================  ================= ==================



                         JNL/S&P             JNL/S&P                                                              JNL/S&P Equity
                       Aggressive        Conservative       JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                         Growth             Growth            Index 50           Index 75          Index 100           Growth
                      Portfolio I         Portfolio I         Portfolio         Portfolio          Portfolio        Portfolio I
                   -------------------  ----------------  ------------------  --------------- ----------------- -----------------
   M&E CLASS

     2.570                          -             8,662                   -                -                 -                 -
     2.595                          -                 -                   -                -                 -                 -
     2.650                    171,918            85,563                   -                -                 -                 -
     2.800                      8,447            30,920                   -                -                 -                 -


  PERSPECTIVE
  Standard Benefit          3,237,942         7,491,005              67,194           35,150             7,683         1,169,842
  Contract Enhancement
    Benefit                   950,028         3,369,270              18,358            5,370               308           319,840
                   -------------------  ----------------  ------------------  --------------- ----------------- -----------------

     Total                $ 7,524,453      $ 19,013,003           $ 381,083         $ 62,173         $ 521,372       $ 2,020,196
                   ===================  ================  ==================  =============== ================= =================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                 JNL/Salomon
                                          JNL/S&P           JNL/S&P                                Brothers
                    JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon       U.S. Government
                        Growth            Growth             Growth        Brothers Global         & Quality
                     Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                   -----------------  ----------------  ----------------- ------------------- -------------------
   M&E CLASS

     1.250                $ 223,159         $ 260,233          $ 121,398            $ 14,696             $ 7,754
     1.400                  178,105         3,668,319            228,043             120,337             256,952
     1.500                   11,276            81,564                  -               8,477              33,852
     1.550                    3,333             2,628                  -                   -                   -
     1.600                  434,115           355,159                  -               5,113                   -
     1.645                        -            28,945                  -                   -                   -
     1.650                   12,486            29,989                  -               5,982              17,800
     1.670                  306,580           176,641              9,305              46,829                   -
     1.700                   82,854           282,010              1,600              21,558              25,076
     1.750                  156,711         1,838,420                  -              62,693              86,563
     1.795                2,725,531         1,392,771                  -             182,747             101,932
     1.800                  190,354           120,624                  -               2,415              31,796
     1.820                    5,534            14,158                  -               7,081             253,564
     1.850                        -            72,981                  -               4,925              34,198
     1.895                        -           117,799                  -                   -                   -
     1.900                        -                 -                  -                   -                   -
     1.920                1,434,411           114,317             17,263              80,253              22,669
     1.945                    3,912            27,023                  -              10,200                   -
     1.950                        -                 -                  -                   -                   -
     1.960                6,411,753         2,250,843             24,354             336,660              53,825
     1.970                        -            37,320                  -              12,533              10,109
     1.995                        -                 -                  -                   -                   -
     2.000                        -           875,845              1,750               2,669              13,237
     2.020                        -            61,751                  -                   -               1,078
     2.050                   14,831            28,021                  -               7,466               5,323
     2.095                        -           117,666              1,037              20,678              61,438
     2.100                        -                 -                  -                   -                   -
     2.145                        -           571,397                  -             127,428              74,978
     2.150                      815            16,760                  -                   -             106,614
     2.195                   55,509            44,064              6,881               1,021                   -
     2.220                        -                 -                  -                   -                   -
     2.245                        -            78,627                  -              81,033                   -
     2.270                  215,583           165,002                  -              11,548                   -
     2.295                        -                 -                  -                   -                   -
     2.300                    1,072         1,354,280             69,719              58,710             316,040
     2.310                   24,832            24,670                  -                   -                   -
     2.320                        -                 -                  -                   -                   -
     2.350                        -                 -                  -                   -                   -
     2.395                        -                 -                  -                   -                   -
     2.450                        -           106,829                  -              32,541              14,375
     2.470                        -                 -                  -                   -                   -



                     JNL/T. Rowe          JNL/T. Rowe       JNL/T. Rowe
                 Price Established      Price Mid-Cap       Price Value
                 Growth Portfolio      Growth Portfolio      Portfolio
               ----------------------  ----------------  -------------------
   M&E CLASS

     1.250                  $ 22,952         $ 241,045             $ 62,710
     1.400                   144,893           171,345              262,180
     1.500                    11,017            57,758               20,156
     1.550                     3,817                 -                8,337
     1.600                     4,989                 -               20,955
     1.645                         -             1,650                1,718
     1.650                    18,433               985               41,482
     1.670                    34,204           307,566               90,390
     1.700                    34,085            25,186              123,006
     1.750                    25,336           120,747              143,058
     1.795                   260,682           167,728              287,880
     1.800                         -                 -               34,945
     1.820                       779            11,567                5,142
     1.850                    25,556            16,244               39,258
     1.895                         -                 -                    -
     1.900                    19,098             1,705                    -
     1.920                    63,801           185,806               53,159
     1.945                     6,623                 -                1,417
     1.950                         -                 -                    -
     1.960                   206,468           278,692              252,568
     1.970                    13,035               773                2,817
     1.995                         -                 -                    -
     2.000                    14,916             6,639               34,462
     2.020                    11,460             3,379               15,166
     2.050                    18,570            20,746               69,914
     2.095                    22,948            27,356               54,460
     2.100                         -                 -                    -
     2.145                    16,574            24,981               32,655
     2.150                         -            27,704                    -
     2.195                    41,458               617               28,823
     2.220                         -                 -                    -
     2.245                         -                 -                    -
     2.270                    33,181            77,248               28,250
     2.295                         -                 -                8,772
     2.300                    48,060            40,647              102,285
     2.310                         -                 -                    -
     2.320                         -                 -                    -
     2.350                         -                 -                    -
     2.395                     8,785                 -                4,438
     2.450                    31,791            79,276               37,422
     2.470                     7,520             7,420                7,561


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                 JNL/Salomon
                                          JNL/S&P           JNL/S&P                                Brothers
                    JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon       U.S. Government
                        Growth            Growth             Growth        Brothers Global         & Quality
                     Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                   -----------------  ----------------  ----------------- ------------------- -------------------
   M&E CLASS

     2.570                        -                 -                  -                   -                   -
     2.595                        -                 -                  -                   -                   -
     2.650                        -           132,144              4,450                   -              12,382
     2.800                        -             8,708             34,162              17,633                   -


  PERSPECTIVE
   Standard Benefit       4,743,207         9,005,361            896,628           1,886,447           4,443,053
   Contract Enhancement
    Benefit               6,667,811         7,655,714            427,793           1,328,451           1,960,975
                   -----------------  ----------------  ----------------- ------------------- -------------------

      Total            $ 23,903,774      $ 31,118,583        $ 1,844,383         $ 4,498,124         $ 7,945,583
                   =================  ================  ================= =================== ===================



                        JNL/T. Rowe          JNL/T. Rowe        JNL/T. Rowe
                     Price Established      Price Mid-Cap       Price Value
                     Growth Portfolio      Growth Portfolio      Portfolio
                   ----------------------  ----------------  -------------------
   M&E CLASS

     2.570                        77,383            76,874                    -
     2.595                             -                 -                    -
     2.650                             -            11,120               10,098
     2.800                             -                 -               20,856


  PERSPECTIVE
   Standard Benefit            3,742,403         6,145,057            2,053,259
   Contract Enhancement
    Benefit                      967,877         1,244,761            1,721,329
                   ----------------------  ----------------  -------------------

      Total                  $ 5,938,694       $ 9,382,622          $ 5,680,928
                   ======================  ================  ===================

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2003 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                          JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                         Large Cap       Premier Equity II       Small Cap             Growth
                                    Growth Portfolio (b)   Portfolio (b)     Growth Portfolio (b)    Portfolio
                                    -------------------- ------------------- ------------------  ------------------
                                    -------------------- ------------------- ------------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 10.036249          $ 9.223257        $ 10.982239         $ 15.206695
   Total Return *                              6.81%***              19.69%           3.72%***           16.18%***
   Ratio of Expenses **                           2.65%               2.45%              2.80%               2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 7.987771          $ 7.705924         $ 8.213547         $ 11.880599
   Total Return *                             -4.46%***           -0.70%***          10.27%***           -0.94%***
   Ratio of Expenses **                           1.96%               2.45%              2.30%               2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 10.269081         $ 10.175932        $ 11.055922          $ 8.757375
   Total Return *                              2.69%***            1.76%***          10.56%***          -12.43%***
   Ratio of Expenses **                           1.40%              1.825%              1.40%              1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                 n/a                n/a         $ 12.096268
   Total Return *                                   n/a                 n/a                n/a             -14.64%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                 n/a                n/a         $ 14.170805
   Total Return *                                   n/a                 n/a                n/a              31.94%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%
----------------------------------



                                      JNL/Alliance        JNL/Curian          JNL/Curian            JNL/Curian
                                        Capital               25            Communications        Consumer Brands
                                   Growth Portfolio (a) Portfolio (c)     Sector Portfolio (d)  Sector Portfolio (d)
                                   ------------------- -----------------  --------------------  --------------------
                                   ------------------- -----------------  --------------------  --------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 8.909601       $ 13.157632            $ 3.890754            $ 9.945277
   Total Return *                            7.73%***          1.28%***              6.81%***              1.83%***
   Ratio of Expenses **                         2.45%            2.595%                 1.65%                 1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 7.398434       $ 10.218284                   n/a                   n/a
   Total Return *                            2.57%***         -4.73%***                   n/a                   n/a
   Ratio of Expenses **                         2.30%             2.45%                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 8.733208               n/a                   n/a                   n/a
   Total Return *                          -12.67%***               n/a                   n/a                   n/a
   Ratio of Expenses **                        1.825%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 7.831161               n/a                   n/a                   n/a
   Total Return *                          -21.69%***               n/a                   n/a                   n/a
   Ratio of Expenses **                         1.40%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a               n/a                   n/a                   n/a
   Total Return *                                 n/a               n/a                   n/a                   n/a
   Ratio of Expenses **                           n/a               n/a                   n/a                   n/a
----------------------------------


                                                            JNL/Curian
                                        JNL/Curian           Enhanced
                                          Energy           S&P 500 Stock
                                   Sector Portfolio (d)  Index Portfolio (c)
                                   --------------------- ------------------
                                   --------------------- ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 13.120936         $ 7.156376
   Total Return *                              5.37%***          13.92%***
   Ratio of Expenses **                           1.65%              2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a         $ 5.768271
   Total Return *                                   n/a           2.43%***
   Ratio of Expenses **                             n/a              2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Inception date December 15, 2003.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                          JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                         Large Cap       Premier Equity II       Small Cap             Growth
                                    Growth Portfolio (b)   Portfolio (b)     Growth Portfolio (b)    Portfolio
                                    -------------------- ------------------- ------------------  ------------------
                                    -------------------- ------------------- ------------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 10.346261          $ 9.436358        $ 11.358258         $ 17.059762
   Total Return *                              3.24%***              20.95%           2.27%***            4.55%***
   Ratio of Expenses **                           1.25%               1.40%              1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 7.547329          $ 7.801655         $ 7.923624          $ 6.920658
   Total Return *                               -26.50%             -29.23%            -28.33%             -34.12%
   Ratio of Expenses **                           1.40%               1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 10.269081         $ 11.023744        $ 11.055922         $ 10.504819
   Total Return *                              2.69%***           10.24%***          10.56%***             -13.16%
   Ratio of Expenses **                           1.40%               1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                 n/a                n/a         $ 12.096268
   Total Return *                                   n/a                 n/a                n/a             -14.64%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                 n/a                n/a         $ 14.170805
   Total Return *                                   n/a                 n/a                n/a              31.94%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%
----------------------------------


                                      JNL/Alliance        JNL/Curian          JNL/Curian            JNL/Curian
                                        Capital               25            Communications        Consumer Brands
                                   Growth Portfolio (a) Portfolio (c)     Sector Portfolio (d)  Sector Portfolio (d)
                                   ------------------- -----------------  --------------------  --------------------
                                   ------------------- -----------------  --------------------  --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 9.555924       $ 13.415707            $ 3.961297           $ 10.125434
   Total Return *                            4.74%***         12.22%***              6.83%***              1.85%***
   Ratio of Expenses **                         1.25%             1.25%                 1.25%                 1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 4.485940       $ 10.150521                   n/a                   n/a
   Total Return *                             -31.99%          1.51%***                   n/a                   n/a
   Ratio of Expenses **                         1.40%             1.40%                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 6.595748               n/a                   n/a                   n/a
   Total Return *                             -15.78%               n/a                   n/a                   n/a
   Ratio of Expenses **                         1.40%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 7.831161               n/a                   n/a                   n/a
   Total Return *                          -21.69%***               n/a                   n/a                   n/a
   Ratio of Expenses **                         1.40%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a               n/a                   n/a                   n/a
   Total Return *                                 n/a               n/a                   n/a                   n/a
   Ratio of Expenses **                           n/a               n/a                   n/a                   n/a
----------------------------------



                                                            JNL/Curian
                                        JNL/Curian           Enhanced
                                          Energy           S&P 500 Stock
                                   Sector Portfolio (d)  Index Portfolio (c)
                                   --------------------- ------------------
                                   --------------------- ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 13.358794         $ 7.639067
   Total Return *                              5.39%***           7.17%***
   Ratio of Expenses **                           1.25%              1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a        $ 10.640831
   Total Return *                                   n/a           6.41%***
   Ratio of Expenses **                             n/a              1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a
----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                          JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                         Large Cap       Premier Equity II       Small Cap             Growth
                                    Growth Portfolio (b)   Portfolio (b)     Growth Portfolio (b)    Portfolio
                                    -------------------- ------------------- ------------------  ------------------
                                    -------------------- ------------------- ------------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 1,356               $ 407            $ 2,531             $ 7,076
   Units Outstanding (in thousands)                 136                  45                234                 754
   Investment Income Ratio *                      0.00%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      $ 171               $ 236              $ 606             $ 4,936
   Units Outstanding (in thousands)                  23                  32                 79                 719
   Investment Income Ratio *                      0.00%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                       $ 36                $ 72               $ 39             $ 8,799
   Units Outstanding (in thousands)                   3                   7                  4                 843
   Investment Income Ratio *                      0.00%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                        n/a                 n/a                n/a            $ 11,755
   Units Outstanding (in thousands)                 n/a                 n/a                n/a                 972
   Investment Income Ratio *                        n/a                 n/a                n/a               0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                        n/a                 n/a                n/a             $ 8,319
   Units Outstanding (in thousands)                 n/a                 n/a                n/a                 587
   Investment Income Ratio *                        n/a                 n/a                n/a               0.00%
----------------------------------


                                       JNL/Alliance        JNL/Curian          JNL/Curian            JNL/Curian
                                         Capital               25            Communications        Consumer Brands
                                    Growth Portfolio (a) Portfolio (c)     Sector Portfolio (d)  Sector Portfolio (d)
                                    ------------------- -----------------  --------------------  --------------------
                                    ------------------- -----------------  --------------------  --------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 2,402           $ 7,122                   $ -                   $ -
   Units Outstanding (in thousands)                383               535                     -                     -
   Investment Income Ratio *                     0.00%             0.00%                 0.00%                 0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 1,294             $ 240                   n/a                   n/a
   Units Outstanding (in thousands)                265                23                   n/a                   n/a
   Investment Income Ratio *                     0.00%             0.00%                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                   $ 1,657               n/a                   n/a                   n/a
   Units Outstanding (in thousands)                236               n/a                   n/a                   n/a
   Investment Income Ratio *                     0.06%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                     $ 870               n/a                   n/a                   n/a
   Units Outstanding (in thousands)                111               n/a                   n/a                   n/a
   Investment Income Ratio *                     0.00%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a               n/a                   n/a                   n/a
   Units Outstanding (in thousands)                n/a               n/a                   n/a                   n/a
   Investment Income Ratio *                       n/a               n/a                   n/a                   n/a
----------------------------------


                                                             JNL/Curian
                                         JNL/Curian           Enhanced
                                           Energy           S&P 500 Stock
                                    Sector Portfolio (d)  Index Portfolio (c)
                                    --------------------- ------------------
                                    --------------------- ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         $ -            $ 1,156
   Units Outstanding (in thousands)                    -                133
   Investment Income Ratio *                       0.00%              0.75%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a               $ 27
   Units Outstanding (in thousands)                  n/a                  4
   Investment Income Ratio *                         n/a              0.07%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                         n/a                n/a
   Units Outstanding (in thousands)                  n/a                n/a
   Investment Income Ratio *                         n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                         n/a                n/a
   Units Outstanding (in thousands)                  n/a                n/a
   Investment Income Ratio *                         n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                         n/a                n/a
   Units Outstanding (in thousands)                  n/a                n/a
   Investment Income Ratio *                         n/a                n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                               JNL/Curian
                                        JNL/Curian         JNL/Curian       Pharmaceutical/        JNL/Curian
                                        Financial            Global            Healthcare        S&P 400 MidCap
                                    Sector Portfolio (b)15 Portfolio (a)   Sector Portfolio (b) Index Portfolio (a)
                                    ------------------- -----------------  -------------------  ------------------
                                    ------------------- -----------------  -------------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 10.205726       $ 12.194412          $ 10.192820         $ 10.961560
   Total Return *                             2.06%***          1.63%***             1.93%***           19.40%***
   Ratio of Expenses **                          1.82%            2.595%                1.82%               2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      n/a        $ 9.641049                  n/a          $ 8.431162
   Total Return *                                  n/a         -3.45%***                  n/a           -0.85%***
   Ratio of Expenses **                            n/a             2.30%                  n/a               2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a
----------------------------------



                                       JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian
                                         S&P 500           Small-Cap          Small Cap           Technology
                                    Index Portfolio (a)  Portfolio (a)    Index Portfolio (a) Sector Portfolio (b)
                                    ------------------------------------- ------------------- -------------------
                                    ------------------------------------- ------------------- -------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 9.423812        $ 15.471726         $ 11.077352          $ 5.692291
   Total Return *                           13.37%***          20.85%***           23.88%***            0.75%***
   Ratio of Expenses **                         2.80%              2.80%               2.80%               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 7.620310        $ 10.772237          $ 7.835213                 n/a
   Total Return *                           -7.67%***          -5.51%***           -5.83%***                 n/a
   Ratio of Expenses **                         2.30%              2.45%               2.45%                 n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     n/a                n/a                 n/a                 n/a
   Total Return *                                 n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                           n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     n/a                n/a                 n/a                 n/a
   Total Return *                                 n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                           n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a                n/a                 n/a                 n/a
   Total Return *                                 n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                           n/a                n/a                 n/a                 n/a
----------------------------------



                                      JNL/Curian          JNL/Curian
                                      The Dow SM           The S&P(R)
                                   10 Portfolio (a)    10 Portfolio (a)
                                   ------------------  -----------------
                                   ------------------  -----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 13.619993        $ 11.115606
   Total Return *                           1.23%***           1.89%***
   Ratio of Expenses **                       2.595%             2.595%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 11.104801         $ 9.589985
   Total Return *                          11.50%***          -9.58%***
   Ratio of Expenses **                        2.30%              2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date July 22, 2002.

(b)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               JNL/Curian
                                        JNL/Curian         JNL/Curian       Pharmaceutical/        JNL/Curian
                                        Financial            Global            Healthcare        S&P 400 MidCap
                                    Sector Portfolio (b)15 Portfolio (a)   Sector Portfolio (b) Index Portfolio (a)
                                    ------------------- -----------------  -------------------  ------------------
                                    ------------------- -----------------  -------------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 10.938291       $ 12.433563          $ 10.664169         $ 11.299436
   Total Return *                             2.33%***          1.02%***             2.21%***            3.62%***
   Ratio of Expenses **                          1.25%             1.25%                1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      n/a       $ 10.108930                  n/a         $ 10.431487
   Total Return *                                  n/a          1.09%***                  n/a            4.31%***
   Ratio of Expenses **                            n/a             1.40%                  n/a               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a
----------------------------------


                                      JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian
                                        S&P 500           Small-Cap          Small Cap           Technology
                                   Index Portfolio (a)  Portfolio (a)    Index Portfolio (a) Sector Portfolio (b)
                                   ------------------------------------- ------------------- -------------------
                                   ------------------------------------- ------------------- -------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 9.714316        $ 15.821819         $ 11.418840          $ 5.795488
   Total Return *                           5.15%***           5.57%***            4.54%***            0.77%***
   Ratio of Expenses **                        1.25%              1.25%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 10.617884        $ 10.503766         $ 10.529964                 n/a
   Total Return *                           6.18%***           5.04%***            5.30%***                 n/a
   Ratio of Expenses **                        1.40%              1.40%               1.40%                 n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a                n/a                 n/a                 n/a
   Total Return *                                n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                          n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a                n/a                 n/a                 n/a
   Total Return *                                n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                          n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a                n/a                 n/a                 n/a
   Total Return *                                n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                          n/a                n/a                 n/a                 n/a
----------------------------------



                                      JNL/Curian          JNL/Curian
                                      The Dow SM           The S&P(R)
                                   10 Portfolio (a)    10 Portfolio (a)
                                   ------------------  -----------------
                                   ------------------  -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 13.886137        $ 11.333552
   Total Return *                          14.31%***           8.58%***
   Ratio of Expenses **                        1.25%              1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 11.477618         $ 9.074024
   Total Return *                          14.78%***          -9.26%***
   Ratio of Expenses **                        1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date July 22, 2002.

(b)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               JNL/Curian
                                        JNL/Curian         JNL/Curian       Pharmaceutical/        JNL/Curian
                                        Financial            Global            Healthcare        S&P 400 MidCap
                                    Sector Portfolio (b)15 Portfolio (a)   Sector Portfolio (b) Index Portfolio (a)
                                    ------------------- -----------------  -------------------  ------------------
                                    ------------------- -----------------  -------------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                      $ 24           $ 1,357                 $ 35             $ 2,080
   Units Outstanding (in thousands)                  2               110                    3                 183
   Investment Income Ratio *                     0.00%             0.00%                0.00%               0.76%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       n/a              $ 93                  n/a               $ 186
   Units Outstanding (in thousands)                n/a                10                  n/a                  22
   Investment Income Ratio *                       n/a             0.00%                  n/a               1.69%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                       n/a               n/a                  n/a                 n/a
   Units Outstanding (in thousands)                n/a               n/a                  n/a                 n/a
   Investment Income Ratio *                       n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                       n/a               n/a                  n/a                 n/a
   Units Outstanding (in thousands)                n/a               n/a                  n/a                 n/a
   Investment Income Ratio *                       n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a               n/a                  n/a                 n/a
   Units Outstanding (in thousands)                n/a               n/a                  n/a                 n/a
   Investment Income Ratio *                       n/a               n/a                  n/a                 n/a
----------------------------------


                                       JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian
                                         S&P 500           Small-Cap          Small Cap           Technology
                                    Index Portfolio (a)  Portfolio (a)    Index Portfolio (a) Sector Portfolio (b)
                                    ------------------------------------- ------------------- -------------------
                                    ------------------------------------- ------------------- -------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 4,371            $ 6,217             $ 2,844                 $ -
   Units Outstanding (in thousands)               432                397                 228                   -
   Investment Income Ratio *                    2.17%              0.00%               1.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 258              $ 270               $ 206                 n/a
   Units Outstanding (in thousands)                33                 25                  26                 n/a
   Investment Income Ratio *                    0.00%              0.00%               2.87%                 n/a

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                      n/a                n/a                 n/a                 n/a
   Units Outstanding (in thousands)               n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                      n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                      n/a                n/a                 n/a                 n/a
   Units Outstanding (in thousands)               n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                      n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a                n/a                 n/a                 n/a
   Units Outstanding (in thousands)               n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                      n/a                n/a                 n/a                 n/a
----------------------------------



                                       JNL/Curian          JNL/Curian
                                       The Dow SM           The S&P(R)
                                    10 Portfolio (a)    10 Portfolio (a)
                                    ------------------  -----------------
                                    ------------------  -----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 8,608            $ 8,406
   Units Outstanding (in thousands)               624                749
   Investment Income Ratio *                    0.00%              0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 301              $ 235
   Units Outstanding (in thousands)                27                 25
   Investment Income Ratio *                    0.00%              0.00%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Investment Income Ratio *                      n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Investment Income Ratio *                      n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Investment Income Ratio *                      n/a                n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date July 22, 2002.

(b) Inception date December 15, 2003.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                        JNL/Eagle            JNL/Eagle            JNL/Janus         JNL/Janus
                                       Core Equity           SmallCap            Aggressive         Balanced
                                      Portfolio (b)     Equity Portfolio (c)  Growth Portfolio (a)Portfolio (d)
                                    ----------------------------------------  ------------------ ----------------
                                    ----------------------------------------  ------------------ ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 14.802644           $ 15.086008         $ 22.334683       $ 8.975033
   Total Return *                           11.71%***              3.11%***           34.44%***         5.16%***
   Ratio of Expenses **                         2.80%                 2.80%              2.095%            2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 12.614051           $ 11.438641         $ 17.011265       $ 8.191460
   Total Return *                           -1.78%***              3.25%***           -2.38%***         0.22%***
   Ratio of Expenses **                         2.30%                 2.30%               1.96%            2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 9.243211            $ 9.682239          $ 8.035502       $ 9.648733
   Total Return *                           -7.57%***             -3.18%***          -19.64%***        -3.51%***
   Ratio of Expenses **                        1.825%                1.825%              1.825%           1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 11.674317           $ 10.509551         $ 13.174866      $ 10.097165
   Total Return *                              -1.11%               -14.44%             -22.04%         0.97%***
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 11.805260           $ 12.283910         $ 16.898445              n/a
   Total Return *                           18.05%***             22.84%***           68.98%***              n/a
   Ratio of Expenses **                         1.40%                 1.40%               1.40%              n/a
----------------------------------



                                         JNL/Janus           JNL/Janus         JNL/JPMorgan          JNL/Lazard
                                      Capital Growth      Global Equities      International          Mid Cap
                                         Portfolio           Portfolio      Value Portfolio (g)  Value Portfolio (e)
                                    -------------------- ------------------ -------------------- -------------------
                                    -------------------- ------------------ -------------------- -------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 17.003987         $ 9.192404           $ 7.981838         $ 12.920566
   Total Return *                                32.83%             22.25%            22.37%***            5.83%***
   Ratio of Expenses **                          2.095%              1.40%                2.80%               2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 12.800844         $ 7.519648           $ 6.031073         $ 10.485075
   Total Return *                             -2.51%***            -28.13%            -1.41%***           13.24%***
   Ratio of Expenses **                          2.095%              1.40%               2.300%               2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                $ 7.343670        $ 10.462604                  n/a         $ 10.521134
   Total Return *                            -26.56%***            -24.58%                  n/a            5.21%***
   Ratio of Expenses **                          1.825%              1.40%                  n/a              1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                               $ 16.122236        $ 13.871569                  n/a                 n/a
   Total Return *                               -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 25.051730        $ 17.213570                  n/a                 n/a
   Total Return *                               121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a
----------------------------------



                                                             JNL/
                                                        Mellon Capital
                                        JNL/Lazard        Management
                                        Small Cap         Bond Index
                                    Value Portfolio (e)  Portfolio (f)
                                    ------------------- ----------------
                                    ------------------- ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 11.853314      $ 10.611308
   Total Return *                             7.44%***         1.13%***
   Ratio of Expenses **                          2.80%            2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 8.930386      $ 10.618420
   Total Return *                            10.91%***         1.32%***
   Ratio of Expenses **                          2.45%            2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 10.815225              n/a
   Total Return *                             8.15%***              n/a
   Ratio of Expenses **                         1.825%              n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a              n/a
   Total Return *                                  n/a              n/a
   Ratio of Expenses **                            n/a              n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a              n/a
   Total Return *                                  n/a              n/a
   Ratio of Expenses **                            n/a              n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 29, 1999.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date October 29, 2001.

(f)  Inception date July 22, 2002.

(g)  Inception date September 30, 2002.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                        JNL/Eagle            JNL/Eagle            JNL/Janus         JNL/Janus
                                       Core Equity           SmallCap            Aggressive         Balanced
                                      Portfolio (b)     Equity Portfolio (c)  Growth Portfolio (a)Portfolio (d)
                                    ----------------------------------------  ------------------ ----------------
                                    ----------------------------------------  ------------------ ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 16.574173           $ 16.891779          $ 8.387840       $ 9.500264
   Total Return *                            8.18%***              5.56%***              33.57%         3.64%***
   Ratio of Expenses **                         1.25%                 1.25%               1.40%            1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 8.134044            $ 8.759987          $ 6.279575       $ 8.760626
   Total Return *                             -21.64%               -23.84%             -30.73%           -7.87%
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 10.379886           $ 11.501957          $ 9.065884       $ 9.509179
   Total Return *                             -11.09%                 9.44%             -31.19%           -5.82%
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 11.674317           $ 10.509551         $ 13.174866      $ 10.097165
   Total Return *                              -1.11%               -14.44%             -22.04%         0.97%***
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 11.805260           $ 12.283910         $ 16.898445              n/a
   Total Return *                           18.05%***             22.84%***           68.98%***              n/a
   Ratio of Expenses **                         1.40%                 1.40%               1.40%              n/a
----------------------------------



                                         JNL/Janus           JNL/Janus         JNL/JPMorgan          JNL/Lazard
                                      Capital Growth      Global Equities      International          Mid Cap
                                         Portfolio           Portfolio      Value Portfolio (g)  Value Portfolio (e)
                                    -------------------- ------------------ -------------------- -------------------
                                    -------------------- ------------------ -------------------- -------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 18.291089         $ 9.192404           $ 8.737517         $ 14.143691
   Total Return *                              5.75%***             22.25%            10.27%***            4.61%***
   Ratio of Expenses **                           1.25%              1.40%                1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 6.637011         $ 7.519648          $ 10.140477          $ 9.197975
   Total Return *                               -30.20%            -28.13%             1.40%***             -15.28%
   Ratio of Expenses **                           1.40%              1.40%                1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                $ 9.508060        $ 10.462604                  n/a         $ 10.856520
   Total Return *                               -41.03%            -24.58%                  n/a            8.57%***
   Ratio of Expenses **                           1.40%              1.40%                  n/a               1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                               $ 16.122236        $ 13.871569                  n/a                 n/a
   Total Return *                               -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 25.051730        $ 17.213570                  n/a                 n/a
   Total Return *                               121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a
----------------------------------



                                                            JNL/
                                                       Mellon Capital
                                       JNL/Lazard        Management
                                       Small Cap         Bond Index
                                   Value Portfolio (e)  Portfolio (f)
                                   ------------------- ----------------
                                   ------------------- ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 12.975393      $ 10.272739
   Total Return *                            4.79%***            1.53%
   Ratio of Expenses **                         1.25%            1.40%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 8.998926      $ 10.117737
   Total Return *                             -18.37%         1.18%***
   Ratio of Expenses **                         1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 11.024118              n/a
   Total Return *                           10.24%***              n/a
   Ratio of Expenses **                         1.40%              n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     n/a              n/a
   Total Return *                                 n/a              n/a
   Ratio of Expenses **                           n/a              n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a              n/a
   Total Return *                                 n/a              n/a
   Ratio of Expenses **                           n/a              n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 29, 1999.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date October 29, 2001.

(f)  Inception date July 22, 2002.

(g)  Inception date September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        JNL/Eagle            JNL/Eagle            JNL/Janus         JNL/Janus
                                       Core Equity           SmallCap            Aggressive         Balanced
                                      Portfolio (b)     Equity Portfolio (c)  Growth Portfolio (a)Portfolio (d)
                                    ----------------------------------------  ------------------ ----------------
                                    ----------------------------------------  ------------------ ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 2,925               $ 3,056             $ 6,730          $ 4,997
   Units Outstanding (in thousands)               273                   251                 805              516
   Investment Income Ratio *                    0.81%                 0.00%               0.00%            1.53%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  $ 1,862               $ 1,877             $ 7,590          $ 4,043
   Units Outstanding (in thousands)               236                   220               1,216              461
   Investment Income Ratio *                    0.78%                 0.00%               0.00%            2.19%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 1,891               $ 2,760            $ 14,054          $ 3,738
   Units Outstanding (in thousands)               188                   245               1,555              392
   Investment Income Ratio *                    0.59%                 0.00%               0.05%            3.34%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                  $ 1,622               $ 1,814            $ 23,447          $ 1,309
   Units Outstanding (in thousands)               139                   173               1,780              130
   Investment Income Ratio *                    0.00%                 0.00%               0.00%            0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 850                 $ 922            $ 14,791              n/a
   Units Outstanding (in thousands)                72                    75                 875              n/a
   Investment Income Ratio *                    0.00%                 0.00%               0.00%              n/a
----------------------------------



                                         JNL/Janus           JNL/Janus         JNL/JPMorgan          JNL/Lazard
                                      Capital Growth      Global Equities      International          Mid Cap
                                         Portfolio           Portfolio      Value Portfolio (g)  Value Portfolio (e)
                                    -------------------- ------------------ -------------------- -------------------
                                    -------------------- ------------------ -------------------- -------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 6,074            $ 3,865                $ 775             $ 1,954
   Units Outstanding (in thousands)                 695                420                   69                 154
   Investment Income Ratio *                      0.00%              0.00%                4.33%               0.39%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 6,204            $ 4,437                 $ 60               $ 574
   Units Outstanding (in thousands)                 951                590                    6                  63
   Investment Income Ratio *                      0.00%              0.67%                2.80%               0.35%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                   $ 11,888            $ 8,505                  n/a               $ 152
   Units Outstanding (in thousands)               1,262                813                  n/a                  14
   Investment Income Ratio *                      0.00%              1.39%                  n/a               0.72%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                   $ 21,952           $ 14,424                  n/a                 n/a
   Units Outstanding (in thousands)               1,362              1,040                  n/a                 n/a
   Investment Income Ratio *                      0.00%              0.00%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                   $ 16,043            $ 4,990                  n/a                 n/a
   Units Outstanding (in thousands)                 640                290                  n/a                 n/a
   Investment Income Ratio *                      0.00%              0.00%                  n/a                 n/a
----------------------------------


                                                             JNL/
                                                        Mellon Capital
                                        JNL/Lazard        Management
                                        Small Cap         Bond Index
                                    Value Portfolio (e)  Portfolio (f)
                                    ------------------- ----------------
                                    ------------------- ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 3,162            $ 567
   Units Outstanding (in thousands)                256               53
   Investment Income Ratio *                     0.00%            4.56%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 1,024             $ 20
   Units Outstanding (in thousands)                115                2
   Investment Income Ratio *                     0.00%            5.38%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                     $ 128              n/a
   Units Outstanding (in thousands)                 12              n/a
   Investment Income Ratio *                     0.20%              n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                       n/a              n/a
   Units Outstanding (in thousands)                n/a              n/a
   Investment Income Ratio *                       n/a              n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a              n/a
   Units Outstanding (in thousands)                n/a              n/a
   Investment Income Ratio *                       n/a              n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations January 29, 1999.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date October 29, 2001.

(f)  Inception date July 22, 2002.

(g)  Inception date September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    JNL/Mellon Capital
                                        Management        JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO
                                      International        Global Growth           Growth          Total Return
                                    Index Portfolio (d)    Portfolio (b)       Portfolio (b)     Bond Portfolio (c)
                                    -------------------  -------------------  -----------------  ------------------
                                    -------------------  -------------------  -----------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 11.274745           $ 9.414598         $ 7.690909         $ 12.497363
   Total Return *                             2.54%***            14.61%***           1.97%***           -1.89%***
   Ratio of Expenses **                         2.595%                2.65%              2.80%               2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 10.297913           $ 6.911561         $ 6.754412         $ 12.475080
   Total Return *                             2.98%***            -6.21%***          -0.08%***            2.01%***
   Ratio of Expenses **                          1.82%                2.45%              2.45%               2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a           $ 9.050551         $ 9.365809          $ 9.770700
   Total Return *                                  n/a            -9.49%***          -6.34%***           -2.29%***
   Ratio of Expenses **                            n/a               1.825%             1.825%              1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a
----------------------------------



                                     JNL/PPM America          JNL/PPM            JNL/PPM America           JNL/PPM
                                         Balanced        America High Yield            Money            America Value
                                      Portfolio (a)        Bond Portfolio        Market Portfolio       Portfolio (e)
                                   -------------------- ---------------------  ---------------------  ------------------
                                   -------------------- ---------------------  ---------------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 18.663530           $ 13.736486            $ 11.243546         $ 14.281771
   Total Return *                             8.93%***              6.88%***              -1.73%***           10.54%***
   Ratio of Expenses **                          2.80%                 2.80%                  2.45%               2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 16.402339           $ 12.226651            $ 11.601511         $ 10.915943
   Total Return *                             0.95%***              5.15%***              -0.17%***           -0.43%***
   Ratio of Expenses **                          2.30%                 2.45%                  2.30%              1.960%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 10.126429            $ 9.880263            $ 10.041177                 n/a
   Total Return *                             1.26%***             -1.20%***               0.41%***                 n/a
   Ratio of Expenses **                         1.825%                1.825%                 1.825%                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 10.524415            $ 9.297484            $ 10.787298                 n/a
   Total Return *                                6.75%                -6.93%                  4.39%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 9.858727            $ 9.989285            $ 10.334037                 n/a
   Total Return *                            -1.41%***                -0.32%                  3.21%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a
----------------------------------



                                      JNL/Putnam        JNL/Putnam
                                         Equity       International
                                       Portfolio      Equity Portfolio
                                   ------------------ ---------------
                                   ------------------ ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 16.760848     $ 10.413214
   Total Return *                          12.56%***       14.25%***
   Ratio of Expenses **                        2.30%           2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 13.693344      $ 8.883618
   Total Return *                          -1.04%***       -1.43%***
   Ratio of Expenses **                       2.095%           1.96%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 8.109137      $ 8.778597
   Total Return *                         -18.91%***      -12.21%***
   Ratio of Expenses **                       1.825%          1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                            $ 11.218801     $ 11.226356
   Total Return *                            -18.98%         -15.18%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                            $ 13.847598     $ 13.234738
   Total Return *                             27.69%          30.37%
   Ratio of Expenses **                        1.40%           1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date September 30, 2002.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Mellon Capital
                                        Management        JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO
                                      International        Global Growth           Growth          Total Return
                                    Index Portfolio (d)    Portfolio (b)       Portfolio (b)     Bond Portfolio (c)
                                    -------------------  -------------------  -----------------  ------------------
                                    -------------------  -------------------  -----------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 13.958057           $ 9.787978         $ 8.108315         $ 13.680473
   Total Return *                               35.39%             7.49%***             16.14%            1.10%***
   Ratio of Expenses **                          1.40%                1.25%              1.40%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 10.309147           $ 7.034003         $ 6.981291         $ 10.494459
   Total Return *                             3.09%***              -23.41%            -26.33%               7.33%
   Ratio of Expenses **                          1.40%                1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a           $ 9.184038         $ 9.476549          $ 9.777524
   Total Return *                                  n/a            -8.16%***          -5.23%***           -2.22%***
   Ratio of Expenses **                            n/a                1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a
----------------------------------



                                     JNL/PPM America          JNL/PPM            JNL/PPM America           JNL/PPM
                                         Balanced        America High Yield            Money            America Value
                                      Portfolio (a)        Bond Portfolio        Market Portfolio       Portfolio (e)
                                   -------------------- ---------------------  ---------------------  ------------------
                                   -------------------- ---------------------  ---------------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 21.336632           $ 15.703877            $ 12.471394         $ 14.557751
   Total Return *                             4.62%***              3.71%***              -0.20%***           10.75%***
   Ratio of Expenses **                          1.25%                 1.25%                  1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 11.096203            $ 9.748270            $ 10.964243         $ 10.930421
   Total Return *                               -3.30%                 0.63%                 -0.34%            9.30%***
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 11.474475            $ 9.686955            $ 11.001639                 n/a
   Total Return *                                9.03%                 4.19%                  1.99%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 10.524415            $ 9.297484            $ 10.787298                 n/a
   Total Return *                                6.75%                -6.93%                  4.39%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 9.858727            $ 9.989285            $ 10.334037                 n/a
   Total Return *                            -1.41%***                -0.32%                  3.21%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a
----------------------------------


                                      JNL/Putnam        JNL/Putnam
                                         Equity       International
                                       Portfolio      Equity Portfolio
                                   ------------------ ---------------
                                   ------------------ ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 18.351886     $ 11.904771
   Total Return *                           5.27%***        7.68%***
   Ratio of Expenses **                        1.25%           1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 6.208732      $ 6.910248
   Total Return *                            -25.15%         -21.69%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 8.295230      $ 8.823666
   Total Return *                            -26.06%         -21.40%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                            $ 11.218801     $ 11.226356
   Total Return *                            -18.98%         -15.18%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                            $ 13.847598     $ 13.234738
   Total Return *                             27.69%          30.37%
   Ratio of Expenses **                        1.40%           1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Mellon Capital
                                        Management        JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO
                                      International        Global Growth           Growth          Total Return
                                    Index Portfolio (d)    Portfolio (b)       Portfolio (b)     Bond Portfolio (c)
                                    -------------------  -------------------  -----------------  ------------------
                                    -------------------  -------------------  -----------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 663              $ 2,389              $ 680             $ 8,875
   Units Outstanding (in thousands)                 58                  248                 85                 747
   Investment Income Ratio *                     5.26%                0.00%              0.00%               1.69%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       $ -                $ 925              $ 445             $ 5,768
   Units Outstanding (in thousands)                  -                  133                 64                 540
   Investment Income Ratio *                     0.00%                0.00%              0.00%               0.03%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                       n/a                $ 807              $ 441               $ 400
   Units Outstanding (in thousands)                n/a                   89                 47                  41
   Investment Income Ratio *                       n/a                0.00%              0.20%               2.44%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                       n/a                  n/a                n/a                 n/a
   Units Outstanding (in thousands)                n/a                  n/a                n/a                 n/a
   Investment Income Ratio *                       n/a                  n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a                  n/a                n/a                 n/a
   Units Outstanding (in thousands)                n/a                  n/a                n/a                 n/a
   Investment Income Ratio *                       n/a                  n/a                n/a                 n/a
----------------------------------



                                      JNL/PPM America          JNL/PPM            JNL/PPM America           JNL/PPM
                                          Balanced        America High Yield            Money            America Value
                                       Portfolio (a)        Bond Portfolio        Market Portfolio       Portfolio (e)
                                    -------------------- ---------------------  ---------------------  ------------------
                                    -------------------- ---------------------  ---------------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 8,249              $ 11,551                $ 2,367             $ 1,133
   Units Outstanding (in thousands)                 594                   900                    218                  79
   Investment Income Ratio *                      2.47%                 8.22%                  0.47%               0.65%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 5,043               $ 4,746                $ 5,567                 $ 8
   Units Outstanding (in thousands)                 466                   481                    515                   1
   Investment Income Ratio *                      2.91%                 8.93%                  1.06%               0.00%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                    $ 5,082               $ 4,339                $ 6,939                 n/a
   Units Outstanding (in thousands)                 451                   447                    642                 n/a
   Investment Income Ratio *                      3.70%                11.88%                  3.19%                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                    $ 3,080               $ 2,179                $ 4,209                 n/a
   Units Outstanding (in thousands)                 293                   234                    390                 n/a
   Investment Income Ratio *                      0.00%                 0.00%                  0.00%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 1,867               $ 1,832                $ 1,142                 n/a
   Units Outstanding (in thousands)                 189                   183                    111                 n/a
   Investment Income Ratio *                      0.00%                 0.00%                  0.00%                 n/a
----------------------------------


                                       JNL/Putnam        JNL/Putnam
                                          Equity       International
                                        Portfolio      Equity Portfolio
                                    ------------------ ---------------
                                    ------------------ ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 3,386         $ 2,389
   Units Outstanding (in thousands)               427             268
   Investment Income Ratio *                    0.32%           1.77%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  $ 3,019         $ 1,942
   Units Outstanding (in thousands)               486             281
   Investment Income Ratio *                    0.00%           0.87%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 4,856         $ 2,724
   Units Outstanding (in thousands)               586             309
   Investment Income Ratio *                    0.00%           0.73%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                  $ 7,801         $ 2,989
   Units Outstanding (in thousands)               695             266
   Investment Income Ratio *                    0.00%           0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                  $ 5,859         $ 1,406
   Units Outstanding (in thousands)               423             106
   Investment Income Ratio *                    0.00%           0.00%
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date September 30, 2002.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                             JNL/S&P           JNL/S&P
                                       JNL/Putnam        JNL/Putnam        Aggressive       Conservative
                                      Midcap Growth     Value Equity         Growth            Growth
                                      Portfolio (d)       Portfolio      Portfolio I (b)   Portfolio I (b)
                                    ------------------ ----------------  ----------------  ----------------
                                    ------------------ ----------------  ----------------  ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 6.154228      $ 16.232717       $ 10.536610       $ 10.766868
   Total Return *                            2.52%***         7.18%***          7.96%***          7.47%***
   Ratio of Expenses **                         2.80%            2.80%             2.80%             2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 4.848841      $ 13.924386        $ 8.750197        $ 9.628911
   Total Return *                            0.16%***         7.56%***          8.67%***          6.28%***
   Ratio of Expenses **                         1.96%            2.30%             2.30%             2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 8.027341       $ 9.139763        $ 9.060847        $ 9.596988
   Total Return *                          -19.73%***        -8.60%***         -9.39%***         -4.03%***
   Ratio of Expenses **                        1.825%           1.825%            1.825%            1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.155592      $ 10.273964       $ 10.826340       $ 10.667420
   Total Return *                            1.56%***            5.48%           -10.63%            -2.99%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a       $ 9.740109       $ 12.113662       $ 10.996298
   Total Return *                                 n/a           -2.42%         21.14%***          9.96%***
   Ratio of Expenses **                           n/a            1.40%             1.40%             1.40%
----------------------------------



                                                                                             JNL/S&P Equity
                                      JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                                        Index 50           Index 75          Index 100           Growth
                                      Portfolio (f)     Portfolio (g)      Portfolio (e)    Portfolio I (a)
                                    ------------------ -----------------  ----------------- -----------------
                                    ------------------ -----------------  ----------------- -----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 9.818384       $ 12.991655        $ 10.072370        $ 9.999892
   Total Return *                            5.32%***         24.20%***           1.00%***            26.98%
   Ratio of Expenses **                         2.27%             1.82%              2.47%             2.30%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a               n/a         $ 8.450679        $ 7.875145
   Total Return *                                 n/a               n/a          -1.18%***          5.95%***
   Ratio of Expenses **                           n/a               n/a              2.45%             2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     n/a               n/a                n/a        $ 9.559577
   Total Return *                                 n/a               n/a                n/a         -4.40%***
   Ratio of Expenses **                           n/a               n/a                n/a            1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     n/a               n/a                n/a       $ 11.182167
   Total Return *                                 n/a               n/a                n/a           -16.38%
   Ratio of Expenses **                           n/a               n/a                n/a             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a               n/a                n/a       $ 13.372109
   Total Return *                                 n/a               n/a                n/a         33.72%***
   Ratio of Expenses **                           n/a               n/a                n/a             1.40%
----------------------------------


                                                            JNL/S&P
                                     JNL/S&P Equity        Moderate
                                         Growth             Growth
                                     Portfolio I (a)    Portfolio I (a)
                                   -------------------- ----------------
                                   -------------------- ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 9.685254      $ 10.845506
   Total Return *                            26.41%***         6.85%***
   Ratio of Expenses **                          2.45%            2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 7.715736       $ 9.381822
   Total Return *                             9.08%***        -1.79%***
   Ratio of Expenses **                          2.30%            2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 8.603629       $ 9.134164
   Total Return *                           -13.96%***        -8.66%***
   Ratio of Expenses **                         1.825%           1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 11.215864      $ 11.095608
   Total Return *                              -15.25%           -5.67%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                              $ 13.233816      $ 11.762325
   Total Return *                            32.34%***        17.62%***
   Ratio of Expenses **                          1.40%            1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations April 20, 1999.

(b)  Commencement of operations April 22, 1999.

(c)  Commencement of operations May 10, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date July 22, 2002.

(f)  Inception date February 3, 2003.

(g)  Inception date April 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                             JNL/S&P           JNL/S&P
                                       JNL/Putnam        JNL/Putnam        Aggressive       Conservative
                                      Midcap Growth     Value Equity         Growth            Growth
                                      Portfolio (d)       Portfolio      Portfolio I (b)   Portfolio I (b)
                                    ------------------ ----------------  ----------------  ----------------
                                    ------------------ ----------------  ----------------  ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 6.514304      $ 18.547694       $ 11.516429       $ 11.767229
   Total Return *                            3.10%***         3.68%***          7.42%***          4.84%***
   Ratio of Expenses **                         1.25%            1.25%             1.25%             1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 5.096737       $ 7.499085        $ 7.694273        $ 9.046263
   Total Return *                             -30.30%          -20.98%           -19.39%            -9.75%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 7.312892       $ 9.490032        $ 9.545538       $ 10.023547
   Total Return *                             -27.99%           -7.63%           -11.83%            -6.04%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.155592      $ 10.273964       $ 10.826340       $ 10.667420
   Total Return *                            1.56%***            5.48%           -10.63%            -2.99%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a       $ 9.740109       $ 12.113662       $ 10.996298
   Total Return *                                 n/a           -2.42%         21.14%***          9.96%***
   Ratio of Expenses **                           n/a            1.40%             1.40%             1.40%
----------------------------------



                                                                                            JNL/S&P Equity
                                     JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                                       Index 50           Index 75          Index 100           Growth
                                     Portfolio (f)     Portfolio (g)      Portfolio (e)    Portfolio I (a)
                                   ------------------ -----------------  ----------------- -----------------
                                   ------------------ -----------------  ----------------- -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 10.016562       $ 13.060454        $ 10.318947       $ 10.607104
   Total Return *                           7.81%***         24.73%***           4.30%***          9.56%***
   Ratio of Expenses **                        1.25%             1.40%              1.25%             1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    n/a               n/a        $ 10.446153        $ 7.199696
   Total Return *                                n/a               n/a           4.46%***           -24.28%
   Ratio of Expenses **                          n/a               n/a              1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a               n/a                n/a        $ 9.508571
   Total Return *                                n/a               n/a                n/a           -14.97%
   Ratio of Expenses **                          n/a               n/a                n/a             1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a               n/a                n/a       $ 11.182167
   Total Return *                                n/a               n/a                n/a           -16.38%
   Ratio of Expenses **                          n/a               n/a                n/a             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a               n/a                n/a       $ 13.372109
   Total Return *                                n/a               n/a                n/a         33.72%***
   Ratio of Expenses **                          n/a               n/a                n/a             1.40%
----------------------------------


                                                            JNL/S&P
                                     JNL/S&P Equity        Moderate
                                         Growth             Growth
                                     Portfolio I (a)    Portfolio I (a)
                                   -------------------- ----------------
                                   -------------------- ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 10.373531      $ 11.853609
   Total Return *                             7.05%***         5.00%***
   Ratio of Expenses **                          1.25%            1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 7.163703       $ 8.757295
   Total Return *                              -24.40%          -13.62%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 9.476264      $ 10.137740
   Total Return *                              -15.51%           -8.63%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 11.215864      $ 11.095608
   Total Return *                              -15.25%           -5.67%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                              $ 13.233816      $ 11.762325
   Total Return *                            32.34%***        17.62%***
   Ratio of Expenses **                          1.40%            1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations April 20, 1999.

(b)  Commencement of operations April 22, 1999.

(c)  Commencement of operations May 10, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date July 22, 2002.

(f)  Inception date February 3, 2003.

(g)  Inception date April 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             JNL/S&P           JNL/S&P
                                       JNL/Putnam        JNL/Putnam        Aggressive       Conservative
                                      Midcap Growth     Value Equity         Growth            Growth
                                      Portfolio (d)       Portfolio      Portfolio I (b)   Portfolio I (b)
                                    ------------------ ----------------  ----------------  ----------------
                                    ------------------ ----------------  ----------------  ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 1,354          $ 6,930           $ 7,524          $ 19,013
   Units Outstanding (in thousands)               199              724               740             1,768
   Investment Income Ratio *                    0.00%            1.21%             1.65%             3.06%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 902          $ 5,875           $ 4,415          $ 10,062
   Units Outstanding (in thousands)               171              787               571             1,120
   Investment Income Ratio *                    0.00%            0.97%             1.22%             2.22%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 1,201          $ 9,185           $ 4,263           $ 6,405
   Units Outstanding (in thousands)               159              972               450               646
   Investment Income Ratio *                    0.00%            1.06%             3.24%             4.58%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                    $ 556          $ 7,726           $ 4,321           $ 2,772
   Units Outstanding (in thousands)                55              752               399               260
   Investment Income Ratio *                    0.00%            0.00%             0.00%             0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a          $ 5,276           $ 1,204           $ 1,233
   Units Outstanding (in thousands)               n/a              542                99               112
   Investment Income Ratio *                      n/a            0.00%             0.00%             0.00%
----------------------------------



                                                                                             JNL/S&P Equity
                                      JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                                        Index 50           Index 75          Index 100           Growth
                                      Portfolio (f)     Portfolio (g)      Portfolio (e)    Portfolio I (a)
                                    ------------------ -----------------  ----------------- -----------------
                                    ------------------ -----------------  ----------------- -----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 381              $ 62              $ 521           $ 2,020
   Units Outstanding (in thousands)                36                 5                 51               213
   Investment Income Ratio *                    0.18%             0.75%              1.07%             0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      n/a               n/a               $ 48           $ 1,280
   Units Outstanding (in thousands)               n/a               n/a                  6               174
   Investment Income Ratio *                      n/a               n/a              0.00%             0.08%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                      n/a               n/a                n/a           $ 1,235
   Units Outstanding (in thousands)               n/a               n/a                n/a               130
   Investment Income Ratio *                      n/a               n/a                n/a             2.76%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                      n/a               n/a                n/a           $ 1,394
   Units Outstanding (in thousands)               n/a               n/a                n/a               125
   Investment Income Ratio *                      n/a               n/a                n/a             0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a               n/a                n/a             $ 629
   Units Outstanding (in thousands)               n/a               n/a                n/a                47
   Investment Income Ratio *                      n/a               n/a                n/a             0.00%
----------------------------------


                                                             JNL/S&P
                                      JNL/S&P Equity        Moderate
                                          Growth             Growth
                                      Portfolio I (a)    Portfolio I (a)
                                    -------------------- ----------------
                                    -------------------- ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 23,904         $ 31,119
   Units Outstanding (in thousands)               2,576            2,931
   Investment Income Ratio *                      0.02%            2.35%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 5,701         $ 14,462
   Units Outstanding (in thousands)                 827            1,725
   Investment Income Ratio *                      0.12%            1.49%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                    $ 5,793         $ 11,001
   Units Outstanding (in thousands)                 630            1,129
   Investment Income Ratio *                      2.99%            4.41%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                    $ 3,927          $ 4,153
   Units Outstanding (in thousands)                 350              374
   Investment Income Ratio *                      0.00%            0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 1,466          $ 1,270
   Units Outstanding (in thousands)                 111              108
   Investment Income Ratio *                      0.00%            0.00%
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations April 20, 1999.

(b)  Commencement of operations April 22, 1999.

(c)  Commencement of operations May 10, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date July 22, 2002.

(f)  Inception date February 3, 2003.

(g)  Inception date April 15, 2003.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                JN./Salomon
                                         JNL/S&P                                 Brothers
                                     Very Aggressive       JNL/Salomon        U.S. Government
                                         Growth          Brothers Global         & Quality
                                     Portfolio I (b)    Bond Portfolio (a)    Bond Portfolio
                                    ------------------  ------------------  --------------------
                                    ------------------  ------------------  --------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 10.162512         $ 15.657991           $ 13.678008
   Total Return *                           11.62%***            1.49%***              2.27%***
   Ratio of Expenses **                         2.80%               2.80%                 2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 8.215024         $ 15.121315           $ 14.076853
   Total Return *                           -2.21%***            6.43%***              0.70%***
   Ratio of Expenses **                         2.30%               1.96%                 2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 9.045384         $ 10.318554           $ 10.464504
   Total Return *                           -9.55%***            3.19%***              4.65%***
   Ratio of Expenses **                        1.825%              1.825%                1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.455100         $ 10.685887           $ 10.653265
   Total Return *                             -18.31%               5.69%                 9.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 12.798458         $ 10.110410            $ 9.696972
   Total Return *                           27.98%***            1.10%***                -3.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%
----------------------------------



                                        JNL/T. Rowe           JNL/T. Rowe        JNL/T. Rowe
                                     Price Established       Price Mid-Cap       Price Value
                                    Growth Portfolio (a)    Growth Portfolio    Portfolio (c)
                                    ---------------------  -------------------  ---------------
                                    ---------------------  -------------------  ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                               $ 21.512152          $ 25.806374      $ 11.052515
   Total Return *                               0.17%***            12.36%***         9.05%***
   Ratio of Expenses **                            2.57%                2.65%            2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 17.709824          $ 19.422769       $ 8.834614
   Total Return *                               1.07%***            -5.05%***        16.14%***
   Ratio of Expenses **                            1.96%                2.45%            2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                 $ 9.212695           $ 9.476180       $ 9.499841
   Total Return *                              -7.87%***            -5.24%***        -5.00%***
   Ratio of Expenses **                           1.825%               1.825%           1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                $ 12.283983          $ 13.705900      $ 10.997229
   Total Return *                                 -1.71%                5.68%         9.97%***
   Ratio of Expenses **                            1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                $ 12.498154          $ 12.969005              n/a
   Total Return *                              24.98%***               18.46%              n/a
   Ratio of Expenses **                            1.40%                1.40%              n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 13, 1999.

(c)  Inception date May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                JNL/Salomon
                                         JNL/S&P                                 Brothers
                                     Very Aggressive       JNL/Salomon        U.S. Government
                                         Growth          Brothers Global         & Quality
                                     Portfolio I (b)    Bond Portfolio (a)    Bond Portfolio
                                    ------------------  ------------------  --------------------
                                    ------------------  ------------------  --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 11.110472         $ 17.900578           $ 15.415351
   Total Return *                            8.25%***            2.12%***              0.93%***
   Ratio of Expenses **                         1.25%               1.25%                 1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 6.735581         $ 12.028236           $ 12.356886
   Total Return *                             -24.26%               6.87%                 9.92%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 8.893409         $ 11.254871           $ 11.241325
   Total Return *                             -14.94%               5.32%                 5.52%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.455100         $ 10.685887           $ 10.653265
   Total Return *                             -18.31%               5.69%                 9.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 12.798458         $ 10.110410            $ 9.696972
   Total Return *                           27.98%***            1.10%***                -3.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%
----------------------------------
----------------------------------

                                       JNL/T. Rowe           JNL/T. Rowe        JNL/T. Rowe
                                    Price Established       Price Mid-Cap       Price Value
                                   Growth Portfolio (a)    Growth Portfolio    Portfolio (c)
                                   ---------------------  -------------------  ---------------
                                   ---------------------  -------------------  ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 24.109727          $ 29.136326      $ 11.699228
   Total Return *                              6.23%***             7.39%***         7.28%***
   Ratio of Expenses **                           1.25%                1.25%            1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 8.220399          $ 10.248404       $ 8.961548
   Total Return *                               -24.39%              -23.01%          -17.99%
   Ratio of Expenses **                           1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 10.872746          $ 13.312135      $ 10.927669
   Total Return *                               -11.49%               -2.87%           -0.63%
   Ratio of Expenses **                           1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                               $ 12.283983          $ 13.705900      $ 10.997229
   Total Return *                                -1.71%                5.68%         9.97%***
   Ratio of Expenses **                           1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 12.498154          $ 12.969005              n/a
   Total Return *                             24.98%***               18.46%              n/a
   Ratio of Expenses **                           1.40%                1.40%              n/a
----------------------------------
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 13, 1999.

(c)  Inception date May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                JNL/Salomon
                                         JNL/S&P                                 Brothers
                                     Very Aggressive       JNL/Salomon        U.S. Government
                                         Growth          Brothers Global         & Quality
                                     Portfolio I (b)    Bond Portfolio (a)    Bond Portfolio
                                    ------------------  ------------------  --------------------
                                    ------------------  ------------------  --------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 1,844             $ 4,498               $ 7,946
   Units Outstanding (in thousands)               200                 325                   639
   Investment Income Ratio *                    0.00%               5.83%                 2.99%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  $ 1,102             $ 2,484               $ 9,857
   Units Outstanding (in thousands)               160                 210                   804
   Investment Income Ratio *                    0.07%               6.62%                 4.67%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 1,557             $ 1,890               $ 5,401
   Units Outstanding (in thousands)               174                 171                   489
   Investment Income Ratio *                    3.37%               7.94%                 5.70%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                  $ 1,013               $ 874               $ 2,883
   Units Outstanding (in thousands)                97                  82                   271
   Investment Income Ratio *                    0.00%               0.00%                 0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 199               $ 537               $ 1,530
   Units Outstanding (in thousands)                16                  53                   158
   Investment Income Ratio *                    0.00%               0.00%                 0.00%
----------------------------------



                                        JNL/T. Rowe           JNL/T. Rowe        JNL/T. Rowe
                                     Price Established       Price Mid-Cap       Price Value
                                    Growth Portfolio (a)    Growth Portfolio    Portfolio (c)
                                    ---------------------  -------------------  ---------------
                                    ---------------------  -------------------  ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 5,939              $ 9,383          $ 5,681
   Units Outstanding (in thousands)                  516                  636              519
   Investment Income Ratio *                       0.03%                0.00%            0.77%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                     $ 3,753              $ 4,315          $ 2,999
   Units Outstanding (in thousands)                  468                  447              353
   Investment Income Ratio *                       0.09%                0.00%            0.01%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                     $ 6,297              $ 6,417          $ 3,142
   Units Outstanding (in thousands)                  590                  495              301
   Investment Income Ratio *                       0.00%                0.00%            1.25%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                     $ 5,732              $ 6,525            $ 395
   Units Outstanding (in thousands)                  467                  476               36
   Investment Income Ratio *                       0.00%                0.00%            0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                     $ 3,352              $ 2,206              n/a
   Units Outstanding (in thousands)                  268                  170              n/a
   Investment Income Ratio *                       0.00%                0.00%              n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 13, 1999.

(c)  Inception date May 1, 2000.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account I as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2003 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2003, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.




Chicago, Illinois
March 5, 2004

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2003

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

------------------------------------------------------------------




Independent Auditors' Report                                                 1



Balance Sheets                                                               2



Income Statements                                                            3



Statements of Stockholder's Equity and Comprehensive Income                  4



Statements of Cash Flows                                                     5



Notes to Financial Statements                                                6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Detroit, Michigan
January 30, 2004

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)


------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2003                 2002
                                                                             ------------------   ------------------
   Investments:
     Cash and short-term investments                                            $     38,609         $     99,729
     Investments available for sale, at fair value:
        Fixed maturities (amortized cost:  2003, $1,369,729;
             2002, $1,147,923)                                                     1,457,302            1,203,892
        Equities (cost: 2003, $157; 2002, $139)                                          148                   10
     Policy loans                                                                          4                    -
                                                                             ------------------   ------------------
         Total investments                                                         1,496,063            1,303,631

   Accrued investment income                                                          19,911               16,890
   Deferred acquisition costs                                                         65,447               70,525
   Reinsurance recoverable                                                             1,051                  834
   Receivable from Parent                                                                  -                   36
   Other assets                                                                           69                  122
   Variable annuity assets                                                           261,598              133,034
                                                                             ------------------   ------------------
         Total assets                                                           $  1,844,139         $  1,525,072
                                                                             ==================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                   $      2,495         $        851
          Deposits on investment contracts                                         1,366,809            1,177,883
          Claims payable                                                               9,841                1,368
     Securities lending payable                                                       19,915               37,872
     Deferred income taxes                                                             9,857               12,272
     General expenses payable                                                          1,110                1,977
     Income taxes payable to Parent                                                       28                1,337
     Payable to Parent                                                                   291                    -
     Other liabilities                                                                 5,038                4,515
     Variable annuity liabilities                                                    261,598              133,034
                                                                             ------------------   ------------------
         Total liabilities                                                         1,676,982            1,371,109
                                                                             ------------------   ------------------

   STOCKHOLDER'S EQUITY
     Common stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                            2,000                2,000
     Additional paid-in capital                                                      141,000              141,000
     Accumulated other comprehensive income                                           19,205               15,409
     Retained earnings (deficit)                                                       4,952               (4,446)
                                                                             ------------------   ------------------
         Total stockholder's equity                                                  167,157              153,963
                                                                             ------------------   ------------------
         Total liabilities and stockholder's equity                             $  1,844,139         $  1,525,072
                                                                             ==================   ==================


                       See accompanying notes to financial statements.


               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENTS
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                   2003                2002               2001
                                                              ----------------    ---------------   -----------------
REVENUES
   Premiums                                                     $      130          $     148          $      142

   Net investment income                                            81,140             55,457              24,732

   Net realized gains (losses) on investments                          199            (15,161)               (779)

   Fee income:
      Mortality charges                                                165                117                  76
      Expense charges                                                  220                160                  59
      Surrender charges                                              2,113              1,034                 844
      Variable annuity fees                                          2,894              2,071               1,989
                                                              ----------------    ---------------   -----------------
    Total fee income                                                 5,392              3,382               2,968

   Other income                                                        117                106                 141
                                                              ----------------    ---------------   -----------------

      Total revenues                                                86,978             43,932              27,204
                                                              ----------------    ---------------   -----------------

BENEFITS AND EXPENSES
   Death benefits                                                        -                 75                   -
   Market value adjustment benefits                                    110                 22                  35
   Interest credited on deposit liabilities                         60,081             46,904              20,818
    Increase in reserves, net of reinsurance recoverables               55              1,201                 217
   Other policyholder benefits                                       6,250              4,691               2,738
   Commissions                                                      21,398             41,272              24,880
   General and administrative expenses                               4,147              5,092               2,971
   Taxes, licenses and fees                                          1,284              1,651                 613
   Deferral of policy acquisition costs                            (30,214)           (52,207)            (29,495)
   Amortization of acquisition costs:
     Attributable to operations                                      9,326              6,381               1,534
     Attributable to net realized gains (losses) on
     investments                                                        82             (4,170)               (148)
                                                              ----------------    ---------------   -----------------

     Total benefits and expenses                                    72,519             50,912              24,163
                                                              ----------------    ---------------   -----------------

     Pretax income (loss)                                           14,459             (6,980)              3,041

   Income tax expense (benefit)                                      5,061             (2,443)              1,065
                                                              ----------------    ---------------   -----------------

      NET INCOME (LOSS)                                         $    9,398          $  (4,537)         $    1,976
                                                              ================    ===============   =================

                       See accompanying notes to financial statements.


               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2003                 2002                2001
                                                              -----------------   ------------------  -------------------

COMMON  STOCK
Beginning and end of year                                       $      2,000        $       2,000       $        2,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                    141,000               71,000               31,000
   Capital contributions                                                   -               70,000               40,000
                                                              -----------------   ------------------  -------------------
End of year                                                          141,000              141,000               71,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                     15,409                2,957                1,521
   Net unrealized investment gains, net of tax
     of $2,044 in 2003; $6,705 in 2002 and
     $773 in 2001                                                      3,796               12,452                1,436
                                                              -----------------   ------------------  -------------------
End of year                                                           19,205               15,409                2,957
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                     (4,446)                 91                (1,885)
   Net income (loss)                                                   9,398              (4,537)                1,976
                                                              -----------------   ------------------  -------------------
End of year                                                            4,952              (4,446)                   91
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $    167,157           $  153,963       $       76,048
                                                              =================   ==================  ===================


                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                   2003                 2002                2001
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME
Net income (loss)                                               $      9,398        $      (4,537)      $        1,976

Net unrealized holding gains arising during the
     period, net of tax of $1,823 in 2003;
     $5,128 in 2002 and $797 in 2001                                   3,386                9,524                1,480
Reclassification adjustment for gains (losses) included
      in net income, net of tax of $221 in 2003,
      $1,576 in 2002, and $(24) in 2001                                  410                2,928                  (44)
                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME                                            $     13,194        $       7,915       $        3,412
                                                              =================   ==================  ===================

                       See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------

                                                                               YEARS ENDED DECEMBER 31,
                                                                      2003                2002               2001
                                                                -------------------  ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                           $        9,398       $    (4,537)       $      1,976

      Adjustments to reconcile net income (loss) to
        net cash provided by (used in) operating activities:
             Net realized gains (losses) on investments                     (199)           15,161                 779
             Interest credited on deposit liabilities                     60,081            46,904              20,818
             Amortization of premium (discount) on investments             2,320                67                (568)
             Deferred income tax provision                                (4,459)           (5,037)              6,379
             Other charges                                                 2,471             2,868                 569
             Change in:
               Accrued investment income                                  (3,021)           (8,461)             (4,830)
               Deferred acquisition costs                                (20,807)          (49,996)            (28,109)
               Income taxes payable to Parent                             (1,309)            1,337                   -
               Claims payable                                              8,473             1,368                   -
               Other assets and liabilities, net                           1,463              (934)              2,207
                                                                -------------------  ----------------   -----------------
      NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                 54,411            (1,260)               (779)
                                                                -------------------  ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Fixed maturities and equities available for sale:
             Sales                                                        54,029            20,108               9,589
             Principal repayments, maturities, calls
               and redemptions                                            83,455            25,631              11,068
             Purchases                                                  (361,429)         (681,209)           (354,709)
      Other investing activities                                         (17,960)           28,326              (7,454)
                                                                -------------------  ----------------   -----------------
      NET CASH USED IN INVESTING ACTIVITIES                             (241,905)         (607,144)           (341,506)
                                                                -------------------  ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                                    316,359           663,807             377,132
             Withdrawals                                                 (99,335)          (49,277)            (27,764)
      Net transfers to separate accounts                                 (90,650)          (17,103)            (34,013)
      Capital contribution                                                     -            70,000              40,000
                                                               -------------------  ----------------   -----------------
      NET CASH PROVIDED BY FINANCING ACTIVITIES                          126,374           667,427             355,355
                                                               -------------------  ----------------   -----------------
      NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                       (61,120)           59,023              13,070

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                        99,729            40,706              27,636
                                                                -------------------  ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                      $       38,609       $    99,729        $     40,706
                                                                ===================  ================   =================


                       See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred fixed annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions as to future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. The cost basis of equities is reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $58.0 million and $32.1 million at December 31, 2003 and 2002, respectively, to reflect this change.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $1.0 million to reflect the impairment. No such deferred acquisition cost asset reductions were required in 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVE
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $127 thousand in 2003 is included in increase in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $127 thousand at December 31, 2003 is included in reserves for future policy benefits.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.4%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $261.6 million and $133.0 million at December 31, 2003 and 2002, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1,312.9 million and $1,276.6 million, respectively, at December 31, 2003 and $1,134.1 million and $1,105.8 million, respectively, at December 31, 2002.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $243.6 million and $121.5 million at December 31, 2003 and 2002, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2003, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2003, the carrying value of investments rated by the Company's investment advisor totaled $21.9 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                  INVESTMENT RATING                      PERCENT OF TOTAL
                  -----------------                  -------------------------
                  AAA                                          5.1%
                  AA                                           4.0
                  A                                           27.4
                  BBB                                         57.1
                                                     -------------------------
                      Investment grade                        93.6
                                                     -------------------------
                  BB                                           5.2
                  B and below                                  1.2
                                                     -------------------------
                         Below investment grade                6.4
                                                     -------------------------
                      Total fixed maturities                 100.0%
                                                     -------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $3.0 million and $3.2 million, respectively, at December 31, 2003. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2003 were $3.0 million and $3.2 million respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                     GROSS             GROSS
                                                AMORTIZED         UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2003                         COST               GAINS             LOSSES             VALUE
        --------------------------------    ------------------ ------------------ ----------------- ------------------
           U.S. Treasury securities             $        514         $       21        $        -        $       535
           Public utilities                          133,295             10,917               119            144,093
           Corporate securities                    1,031,522             74,993             1,608          1,104,907
           Mortgage-backed securities                204,398              4,437             1,068            207,767
                                            ------------------ ------------------ ----------------- ------------------
               Total                            $  1,369,729         $   90,368        $    2,795        $ 1,457,302
                                            ================== ================== ================= ==================

                                                                     GROSS             GROSS
                                               AMORTIZED          UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2002                         COST               GAINS             LOSSES             VALUE
        --------------------------------   ------------------- ------------------ ----------------- ------------------
           U.S. Treasury securities             $        515         $       33        $        -        $       548
           Public utilities                           79,776              4,969             3,128             81,617
           Corporate securities                      887,746             57,151             6,770            938,127
           Mortgage-backed securities                179,886              4,409               695            183,600
                                           ------------------- ------------------ ----------------- ------------------
               Total                            $  1,147,923         $   66,562        $   10,593        $ 1,203,892
                                           =================== ================== ================= ==================

     At December 31, 2003 and 2002, available for sale securities without a readily ascertainable market value having an amortized cost of $157.4 million and $94.2 million, respectively, had an estimated fair value of $161.6 million and $96.4 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003,
     by  contractual  maturity,   are  shown  below  (in  thousands).   Expected
     maturities may differ from  contractual  maturities where securities can be called or prepaid with or without early redemption penalties.

                                                                  AMORTIZED
                                                                     COST             FAIR VALUE
                                                              ------------------- -------------------
     Due in 1 year or less                                          $    21,614         $    22,208
     Due after 1 year through 5 years                                   308,427             330,991
     Due after 5 years through 10 years                                 781,451             841,378
     Due after 10 years through 20 years                                 48,709              49,489
     Due after 20 years                                                   5,130               5,469
     Mortgage-backed securities                                         204,398             207,767
                                                              ------------------- -------------------
        Total                                                       $ 1,369,729         $ 1,457,302
                                                              =================== ===================

     Fixed maturities with a carrying value of $535 thousand and $548 thousand were on deposit with the State of New York at December 31, 2003 and 2002, respectively, as required by state insurance law.

     As of December 31, 2003, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                        LESS THAN 12 MONTHS           12 MONTHS OR LONGER                 TOTAL
                                   -----------------------------------------------------------------------------------------
                                   -----------------------------------------------------------------------------------------
                                       GROSS                          GROSS                       GROSS
                                     UNREALIZED                    UNREALIZED                  UNREALIZED
                                       LOSSES       FAIR VALUE       LOSSES      FAIR VALUE      LOSSES       FAIR VALUE
                                   -------------- --------------- ------------- -------------- ------------- ---------------
     Public utilities                $       11     $     4,913     $     108     $     910      $    119      $    5,823
     Corporate securities                 1,583          75,923            25         1,970         1,608          77,893
     Mortgage-backed securities           1,005          36,812            63         3,993         1,068          40,805
                                   -------------- --------------- ------------- -------------- ------------- ---------------
       Subtotal - fixed maturities        2,599         117,648           196         6,873         2,795         124,521
     Equities                                10             148             -             -            10             148
                                   -------------- --------------- ------------- -------------- ------------- ---------------
     Total temporarily impaired
          securities                 $    2,609     $   117,796     $     196     $   6,873      $  2,805      $  124,669
                                   ============== =============== ============= ============== ============= ===============

     To the extent unrealized losses are not due to changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessments include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value for, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2003, 59.6% were investment grade, 5.6% were below investment grade and 34.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 46.0% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2003, the industries representing the larger unrealized losses included insurance (12.0% of fixed maturities gross unrealized losses) and food (6.7%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2003 asset-backed other debt securities represented 32.1% of fixed maturities gross unrealized losses, including 0.2% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2003.

     The amount of gross unrealized losses for fixed maturities in an unrealized loss position by maturity date of the fixed maturities as of December 31, 2003 are as follows (in thousands):

          Less than one year                       $            -
          One to five years                                   197
          Five to ten years                                   967
          More than ten years                                 563
          Mortgage-backed securities                        1,068
                                                   --------------
          Total gross unrealized losses            $        2,795
                                                   ==============

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2003 and 2002, the estimated fair value of loaned securities was $19.5 million and $36.8 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $19.9 million and $37.9 million at December 31, 2003 and 2002, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2003, 2002 and 2001 is related to earnings on short-term investments, fixed maturity securities and equities. Investment expenses totaled $562 thousand, $323 thousand and $131 thousand in 2003, 2002 and 2001, respectively.

     Net realized investment gains (losses) on investments are as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                    2003             2002            2001
                                 ------------    -------------    ------------
     Sales of fixed maturities:
         Gross gains               $  4,032        $     296       $    424
         Gross losses                (3,638)          (3,090)          (703)
     Impairment losses                 (195)         (12,367)          (500)
                                 ------------    -------------    ------------
     Total                         $    199        $ (15,161)      $   (779)
                                 ============    =============    ============

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; and an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the current and short term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as increasing interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     The risks inherent in reviewing the impairment of any investment include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or the Company may later decide to sell the security as a result of changed circumstances.

     To the extent factors contributing to the impairment losses recognized in 2003, 2002 and 2001 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the statement of operations in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                      YEARS ENDED DECEMBER 31,
                                2003            2002             2001
                            -------------    ------------     ------------
     Direct premiums          $      588       $     553        $     558
     Ceded premiums                  458             405              416
                            -------------    ------------     ------------
          Net premiums        $      130       $     148        $     142
                            =============    ============     ============

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                    DECEMBER 31,
                                2003            2002
                            -------------    ------------
     Ceded reserves           $    1,041       $     825
     Ceded - other                    10
                                                       9
                            -------------    ------------
            Total             $    1,051       $     834
                            =============    ============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                                 2003            2002             2001
                                                             -------------    ------------     ------------
     Current tax expense (benefit)                            $   9,520         $   2,594        $ (5,314)

     Deferred tax expense (benefit)                              (4,459)                            6,379
                                                                                   (5,037)
                                                             -------------    ------------     ------------

     Provision for income taxes                               $   5,061         $  (2,443)       $  1,065
                                                             =============    ============     ============

     The provisions for 2003, 2002 and 2001 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $10.8 million, $650 thousand and $(5.3) million were paid to (recovered from) JNL in 2003, 2002 and 2001, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                           DECEMBER 31,
                                                                                    2003                  2002
                                                                             -------------------    ------------------
         GROSS DEFERRED TAX ASSET
         Policy reserves and other insurance items                             $        33,542         $      22,133
         Difference between financial reporting and tax basis of
          investments                                                                    4,511                 4,410
         Other, net                                                                        154                   485
                                                                             -------------------    ------------------
         Total gross deferred tax asset                                                 38,207                27,028
                                                                             -------------------    ------------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                    (17,417)              (19,741)
         Net unrealized gains on available for sale securities                         (30,647)              (19,544)
         Other, net                                                                          -                   (15)
                                                                             -------------------    ------------------
         Total gross deferred tax liability                                            (48,064)              (39,300)
                                                                             -------------------    ------------------

         NET DEFERRED TAX LIABILITY                                            $        (9,857)        $     (12,272)
                                                                             ===================    ==================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2003, the Company had a federal tax capital loss carryforward of approximately $8.9 million, which will expire in 2007 and 2008.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2003, 2002 or 2001. The Company received capital contributions of $70.0 million and $40.0 million in 2002 and 2001, respectively.

     Statutory capital and surplus of the Company was $109.9 million and $96.0 million at December 31, 2003 and 2002, respectively. Statutory net income
     (loss) of the Company was $14.4 million, $(18.2) million, and $(13.6) million in 2003, 2002 and 2001, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of investments held, the types of business written and the types of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2003 and 2002 that are significantly above the regulatory action levels.

     Effective December 31, 2002, the Insurance Department of the State of New York adopted accounting guidance permitting the reporting of certain deferred tax assets. The implementation of the revised guidance on December 31, 2002 resulted in an increase to statutory capital and surplus of $2.5 million.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $21 thousand, $21 thousand, and $102 thousand in 2003, 2002 and 2001, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2003 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $474 thousand, $318 thousand and $129 thousand to PPM for investment advisory services during 2003, 2002 and 2001, respectively.

     The Company has an administrative services agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees were $2.8 million, $3.5 million, and $1.1 million in 2003, 2002 and 2001, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $93 thousand, $62 thousand and $44 thousand in 2003, 2002 and 2001, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2003 and 2002, JNL's liability for this plan related to the Company's employees totaled $429 thousand and $229 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2003, 2002 or 2001.

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2003 and 2002, JNL's liability for this plan related to the Company's agents totaled $598 thousand and $477 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to this plan totaled $5 thousand, $44 thousand, and $31 thousand in 2003, 2002 and 2001, respectively.



                                                 ACCUMULATION UNIT VALUES

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.40% IS THE BASE CONTRACT WITH NO OPTIONAL BENEFITS.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                           DECEMBER 31,        DECEMBER 31,
                                                                                   2003                2002
                                                                                   ----                ----

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                            $8.04               $8.74
    End of period                                                                 $10.31               $8.04
  Accumulation units outstanding
  at the end of period                                                             9,197               3,656

JNL/AIM Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                            $7.80               $8.46
    End of period                                                                  $9.44               $7.80
  Accumulation units outstanding
  at the end of period                                                             7,272                412

JNL/AIM Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                            $8.29               $8.64
    End of period                                                                 $11.32               $8.29
  Accumulation units outstanding
  at the end of period                                                            12,952               1,368

JNL/Alger Growth Division (l)
  Accumulation unit value:
    Beginning of period                                                           $12.63              $11.98
    End of period                                                                 $16.85              $12.63
  Accumulation units outstanding
  at the end of period                                                             2,362                668

JNL/Alliance Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                            $7.73               $8.38
    End of period                                                                  $9.47               $7.73
  Accumulation units outstanding
  at the end of period                                                             3,352                170

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                           $13.62              N/A (o)
    End of period                                                                 $16.39              N/A (o)
  Accumulation units outstanding
  at the end of period                                                             7,762              N/A (o)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                           $13.48              N/A (t)
    End of period                                                                 $16.71              N/A (t)
  Accumulation units outstanding
  at the end of period                                                             3,361              N/A (t)

JNL/Select Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                           $17.75              $18.11
    End of period                                                                 $23.71              $17.75
  Accumulation units outstanding
  at the end of period                                                              474                 53

JNL/FMR Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                            $8.42               $8.56
    End of period                                                                  $9.45               $8.42
  Accumulation units outstanding
  at the end of period                                                            17,558               2,670

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                           $12.82              N/A (q)
    End of period                                                                 $18.06              N/A (q)
  Accumulation units outstanding
  at the end of period                                                             1,384              N/A (q)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division (d)
  Accumulation unit value:
    Beginning of period                                                            $5.96               $5.66
    End of period                                                                  $7.59               $5.96
  Accumulation units outstanding
  at the end of period                                                            16,254               2,464

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            $5.81              N/A (p)
    End of period                                                                  $8.66              N/A (p)
  Accumulation units outstanding
  at the end of period                                                             3,805              N/A (p)

JNL/Lazard Mid Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                           $11.03              $11.04
    End of period                                                                 $14.02              $11.03
  Accumulation units outstanding
  at the end of period                                                             5,284                121

JNL/Lazard Small Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                            $9.40               $9.81
    End of period                                                                 $12.86               $9.40
  Accumulation units outstanding
  at the end of period                                                             9,332               1,661

JNL/Mellon Capital Management Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                           $10.71              $10.60
    End of period                                                                 $10.88              $10.71
  Accumulation units outstanding
  at the end of period                                                             4,171                925

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            $9.58              N/A (v)
    End of period                                                                 $11.54              N/A (v)
  Accumulation units outstanding
  at the end of period                                                              843               N/A (v)

JNL/Mellon Capital Management S&P 400 MidCap Index Division (l)
  Accumulation unit value:
    Beginning of period                                                            $8.49               $7.52
    End of period                                                                 $11.27               $8.49
  Accumulation units outstanding
  at the end of period                                                            10,172                379

JNL/Mellon Capital Management S&P 500 Index Division (l)
  Accumulation unit value:
    Beginning of period                                                            $7.69               $6.87
    End of period                                                                  $9.69               $7.69
  Accumulation units outstanding
  at the end of period                                                            31,554               5,344

JNL/Mellon Capital Management Small Cap Index Division (l)
  Accumulation unit value:
    Beginning of period                                                            $7.91               $7.03
    End of period                                                                 $11.39               $7.91
  Accumulation units outstanding
  at the end of period                                                             9,302                316

JNL/Oppenheimer Global Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                            $7.03               $7.50
    End of period                                                                  $9.75               $7.03
  Accumulation units outstanding
  at the end of period                                                            11,715               1,720

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            $7.15              N/A (u)
    End of period                                                                  $8.00              N/A (u)
  Accumulation units outstanding
  at the end of period                                                             8,474              N/A (u)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                           $13.12              $12.75
    End of period                                                                 $13.56              $13.12
  Accumulation units outstanding
  at the end of period                                                            33,417               4,386

JNL/PPM America Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                           $17.57              $17.72
    End of period                                                                 $21.06              $17.57
  Accumulation units outstanding
  at the end of period                                                             8,588               1,005

JNL/PPM America High Yield Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                           $13.25              $12.65
    End of period                                                                 $15.50              $13.25
  Accumulation units outstanding
  at the end of period                                                            41,576                881

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                           $12.39              N/A (r)
    End of period                                                                 $12.31              N/A (r)
  Accumulation units outstanding
  at the end of period                                                             5,123              N/A (r)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                           $11.27              N/A (w)
    End of period                                                                 $14.53              N/A (w)
  Accumulation units outstanding
  at the end of period                                                             2,385              N/A (w)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                           $16.17              N/A (y)
    End of period                                                                 $18.12              N/A (y)
  Accumulation units outstanding
  at the end of period                                                             2,703              N/A (y)

JNL/Putnam International Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                            $9.27              $10.03
    End of period                                                                 $11.75               $9.27
  Accumulation units outstanding
  at the end of period                                                             2,480                424

JNL/Putnam Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                            $4.92               $5.35
    End of period                                                                  $6.48               $4.92
  Accumulation units outstanding
  at the end of period                                                            16,099               2,336

JNL/Putnam Value Equity Division (a)
  Accumulation unit value:
    Beginning of period                                                           $14.92              $15.87
    End of period                                                                 $18.32              $14.92
  Accumulation units outstanding
  at the end of the period                                                         9,820                214

JNL/S&P Aggressive Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                            $9.13               $9.11
    End of period                                                                 $11.42               $9.13
  Accumulation units outstanding
  at the end of period                                                            49,262              32,364

JNL/S&P Conservative Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                           $10.05              $10.18
    End of period                                                                 $11.67              $10.05
  Accumulation units outstanding
  at the end of period                                                            127,917              7,355

JNL/S&P Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                            $8.54               $7.80
    End of period                                                                 $10.29               $8.54
  Accumulation units outstanding
  at the end of period                                                              675                 227

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            $8.47              N/A (s)
    End of period                                                                 $10.15              N/A (s)
  Accumulation units outstanding
  at the end of period                                                              558               N/A (s)

JNL/S&P Equity Aggressive Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                            $8.21               $7.35
    End of period                                                                 $10.52               $8.21
  Accumulation units outstanding
  at the end of period                                                             3,546                109

JNL/S&P Equity Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                            $8.05               $8.54
    End of period                                                                 $10.28               $8.05
  Accumulation units outstanding
  at the end of period                                                            17,317               2,928

JNL/S&P Moderate Growth Division I (i)
  Accumulation unit value:
    Beginning of period                                                            $9.79              $10.07
    End of period                                                                 $11.75               $9.79
  Accumulation units outstanding
  at the end of period                                                            312,141             27,291

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $9.60              N/A (x)
    End of period                                                                 $11.02              N/A (x)
  Accumulation units outstanding
  at the end of period                                                            20,703              N/A (x)

JNL/Salomon Brothers Global Bond Division (d)
  Accumulation unit value:
    Beginning of period                                                           $15.78              $15.18
    End of period                                                                 $17.66              $15.78
  Accumulation units outstanding
  at the end of the period                                                         6,812                422

JNL/Salomon Brothers U.S. Government & Quality Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                           $15.25              $14.83
    End of period                                                                 $15.22              $15.25
  Accumulation units outstanding
  at the end of period                                                            16,886               3,516

JNL/T. Rowe Price Established Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                           $18.49              $19.15
    End of period                                                                 $23.80              $18.49
  Accumulation units outstanding
  at the end of period                                                             6,088                747

JNL/T. Rowe Price Mid-Cap Growth Division (f)
 Accumulation unit value:
    Beginning of period                                                           $21.05              $21.31
    End of period                                                                 $28.76              $21.05
  Accumulation units outstanding
  at the end of period                                                             5,957                639

JNL/T. Rowe Price Value Division (f)
  Accumulation unit value:
    Beginning of period                                                            $9.09               $9.31
    End of period                                                                 $11.63               $9.09
  Accumulation units outstanding
  at the end of period                                                            22,534               2,713

JNL/Mellon Capital Management The DowSM 10 Division (n)
  Accumulation unit value:
    Beginning of period                                                           $11.16              $10.83
    End of period                                                                 $13.87              $11.16
  Accumulation units outstanding
  at the end of period                                                            71,946               4,978

JNL/Mellon Capital Management The S&P(R) 10 Division (n)
  Accumulation unit value:
    Beginning of period                                                            $9.64              $10.14
    End of period                                                                 $11.32               $9.64
  Accumulation units outstanding
  at the end of period                                                            84,898                152

JNL/Mellon Capital Management The Global 15 Division (n)
  Accumulation unit value:
    Beginning of period                                                            $9.68              $10.01
    End of period                                                                 $12.41               $9.68
  Accumulation units outstanding
  at the end of period                                                             9,984                418

JNL/Mellon Capital Management 25 Division (n)
  Accumulation unit value:
    Beginning of period                                                           $10.28              $10.28
    End of period                                                                 $13.41              $10.28
  Accumulation units outstanding
  at the end of period                                                            65,133                 5

JNL/Mellon Capital Management Small-Cap Division (n)
  Accumulation unit value:
    Beginning of period                                                           $10.84              $10.83
    End of period                                                                 $15.83              $10.84
  Accumulation units outstanding
  at the end of period                                                            44,869                 5

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (z)             N/A (z)
    End of period                                                                 N/A (z)             N/A (z)
  Accumulation units outstanding
  at the end of period                                                            N/A (z)             N/A (z)

(a) Commencement of operations August 26, 2002.
(b) Commencement of operations November 15, 2002.
(c) Commencement of operations August 30, 2002.
(d) Commencement of operations September 23, 2002.
(e) Commencement of operations November 7, 2002.
(f) Commencement of operations August 28, 2002.
(g) Commencement of operations November 22, 2002.
(h) Commencement of operations September 3, 2002.
(i) Commencement of operations August 19, 2002.
(j) Commencement of operations November 27, 2002.
(k) Commencement of operations November 11, 2002.
(l) Commencement of operations October 7, 2002.
(m) Commencement of operations October 9, 2002.
(n) Commencement of operations November 1, 2002.
(o) Commencement of operations January 17, 2003.
(p) Commencement of operations March 4, 2003.
(q) Commencement of operations March 10, 2003.
(r) Commencement of operations April 29, 2003.
(s) Commencement of operations May 8, 2003.
(t) Commencement of operations June 9, 2003.
(u) Commencement of operations June 13, 2003.
(v) Commencement of operations June 16, 2003.
(x) Commencement of operations July 21, 2003.
(y) Commencement of operations July 28, 2003.
(z) These investment divisions have not commenced operations.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% (INCLUDES HIGHEST ANNIVERSARY VALUE DEATH BENEFIT)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.92             N/A (b)
    End of period                                                                  $10.29             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               807              N/A (b)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $10.96             N/A (b)
    End of period                                                                  $11.30             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              4,238             N/A (b)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            $15.93             N/A (d)
    End of period                                                                  $16.71             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               270              N/A (d)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.34             N/A (b)
    End of period                                                                  $16.27             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              1,614             N/A (b)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            $16.82             N/A (f)
    End of period                                                                  $16.58             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               25               N/A (f)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $9.07             N/A (b)
    End of period                                                                   $9.41             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               749              N/A (b)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $7.16             N/A (f)
    End of period                                                                   $7.55             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               455              N/A (f)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.26             N/A (b)
    End of period                                                                  $13.94             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              2,429             N/A (b)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $11.99             N/A (d)
    End of period                                                                  $12.79             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              2,931             N/A (d)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.84             N/A (g)
    End of period                                                                  $10.85             N/A (g)
  Accumulation units outstanding
  at the end of period                                                               719              N/A (g)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            $11.46             N/A (g)
    End of period                                                                  $11.52             N/A (g)
  Accumulation units outstanding
  at the end of period                                                               227              N/A (g)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.86             N/A (e)
    End of period                                                                  $11.24             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              1,240             N/A (e)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.15             N/A (e)
    End of period                                                                   $9.67             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              1,467             N/A (e)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $11.53             N/A (g)
    End of period                                                                  $11.36             N/A (g)
  Accumulation units outstanding
  at the end of period                                                               225              N/A (g)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.03             N/A (b)
    End of period                                                                   $9.72             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               643              N/A (b)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.31             N/A (b)
    End of period                                                                  $13.48             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              5,099             N/A (b)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $19.73             N/A (b)
    End of period                                                                  $20.88             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               720              N/A (b)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.88             N/A (b)
    End of period                                                                  $15.37             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              1,529             N/A (b)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            $12.22             N/A (f)
    End of period                                                                  $12.21             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               105              N/A (f)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.36             N/A (b)
    End of period                                                                  $14.51             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               504              N/A (b)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            $10.85             N/A (f)
    End of period                                                                  $11.65             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               75               N/A (f)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $17.07             N/A (b)
    End of period                                                                  $18.16             N/A (b)
  Accumulation units outstanding
  at the end of the period                                                           398              N/A (b)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.35             N/A (h)
    End of period                                                                  $11.35             N/A (h)
  Accumulation units outstanding
  at the end of period                                                             17,618             N/A (h)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.02             N/A (c)
    End of period                                                                  $11.60             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              5,622             N/A (c)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.48             N/A (c)
    End of period                                                                  $10.23             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              1,103             N/A (c)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.01             N/A (c)
    End of period                                                                  $11.68             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              6,980             N/A (c)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $17.12             N/A (b)
    End of period                                                                  $17.52             N/A (b)
  Accumulation units outstanding
  at the end of the period                                                           484              N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.88             N/A (b)
    End of period                                                                  $15.09             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              2,244             N/A (b)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $22.25             N/A (b)
    End of period                                                                  $23.59             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               467              N/A (b)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $27.40             N/A (d)
    End of period                                                                  $28.51             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              2,026             N/A (d)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            $10.71             N/A (b)
    End of period                                                                  $11.59             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              1,739             N/A (b)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $12.11             N/A (c)
    End of period                                                                  $13.84             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              2,324             N/A (c)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.25             N/A (b)
    End of period                                                                  $11.29             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              3,085             N/A (b)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $11.84             N/A (c)
    End of period                                                                  $12.39             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              1,852             N/A (c)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $11.59             N/A (c)
    End of period                                                                  $13.37             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              2,398             N/A (c)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $14.67             N/A (c)
    End of period                                                                  $15.76             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              1,425             N/A (c)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations October 15, 2003.
(c) Commencement of operations October 23, 2003.
(d) Commencement of operations October 31, 2003.
(e) Commencement of operations November 5, 2003.
(f) Commencement of operations November 13, 2003.
(g) Commencement of operations December 30, 2003.
(h) Commencement of operations December 31, 2003.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.20             N/A (e)
    End of period                                                                   $9.66             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              1,687             N/A (e)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.03             N/A (b)
    End of period                                                                  $11.57             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               282              N/A (b)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.53             N/A (b)
    End of period                                                                  $10.20             N/A (b)
  Accumulation units outstanding
  at the end of period                                                               327              N/A (b)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.53             N/A (g)
    End of period                                                                  $11.65             N/A (g)
  Accumulation units outstanding
  at the end of period                                                               226              N/A (g)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.40             N/A (f)
    End of period                                                                  $10.92             N/A (f)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (f)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $22.17             N/A (d)
    End of period                                                                  $23.49             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               162              N/A (d)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            $10.64             N/A (c)
    End of period                                                                  $11.57             N/A (c)
  Accumulation units outstanding
  at the end of period                                                               721              N/A (c)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations October 9, 2003.
(c) Commencement of operations October 17, 2003.
(d) Commencement of operations November 7, 2003.
(e) Commencement of operations November 13, 2003.
(f) Commencement of operations December 10, 2003.
(g) Commencement of operations December 24, 2003.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% (INCLUDES GUARANTEED MINIMUM WITHDRAWAL BENEFIT)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.93             N/A (d)
    End of period                                                                  $10.27             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              1,013             N/A (d)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $22.26             N/A (j)
    End of period                                                                  $23.31             N/A (j)
  Accumulation units outstanding
  at the end of period                                                               449              N/A (j)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $9.18             N/A (j)
    End of period                                                                   $9.38             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              1,089             N/A (j)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $6.95             N/A (c)
    End of period                                                                   $7.52             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              4,565             N/A (c)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.16             N/A (d)
    End of period                                                                  $13.86             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               957              N/A (d)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $11.80             N/A (d)
    End of period                                                                  $12.71             N/A (d)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (d)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.68             N/A (f)
    End of period                                                                  $10.83             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              5,062             N/A (f)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.18             N/A (b)
    End of period                                                                  $11.50             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              2,184             N/A (b)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.23             N/A (b)
    End of period                                                                  $11.22             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              3,582             N/A (b)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $8.86             N/A (b)
    End of period                                                                   $9.65             N/A (b)
  Accumulation units outstanding
  at the end of period                                                             12,253             N/A (b)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.28             N/A (b)
    End of period                                                                  $11.34             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              2,580             N/A (b)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.24             N/A (j)
    End of period                                                                   $9.70             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              1,082             N/A (j)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.27             N/A (c)
    End of period                                                                  $13.40             N/A (c)
  Accumulation units outstanding
  at the end of period                                                               640              N/A (c)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $19.57             N/A (d)
    End of period                                                                  $20.70             N/A (d)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (d)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.66             N/A (c)
    End of period                                                                  $15.24             N/A (c)
  Accumulation units outstanding
  at the end of period                                                               853              N/A (c)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.90             N/A (i)
    End of period                                                                  $14.49             N/A (i)
  Accumulation units outstanding
  at the end of period                                                               830              N/A (i)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.61             N/A (c)
    End of period                                                                  $11.29             N/A (c)
  Accumulation units outstanding
  at the end of period                                                               471              N/A (c)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.20             N/A (h)
    End of period                                                                  $11.53             N/A (h)
  Accumulation units outstanding
  at the end of period                                                             13,483             N/A (h)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.61             N/A (g)
    End of period                                                                  $10.17             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             42,695             N/A (g)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.07             N/A (e)
    End of period                                                                  $11.62             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             30,570             N/A (e)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $16.99             N/A (c)
    End of period                                                                  $17.37             N/A (c)
  Accumulation units outstanding
  at the end of the period                                                           294              N/A (c)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $22.54             N/A (i)
    End of period                                                                  $23.39             N/A (i)
  Accumulation units outstanding
  at the end of period                                                               213              N/A (i)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $26.74             N/A (d)
    End of period                                                                  $28.27             N/A (d)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (d)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            $11.02             N/A (j)
    End of period                                                                  $11.55             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              1,814             N/A (j)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $12.07             N/A (b)
    End of period                                                                  $13.82             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              8,201             N/A (b)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.21             N/A (b)
    End of period                                                                  $11.28             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              8,627             N/A (b)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $11.76             N/A (b)
    End of period                                                                  $12.37             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              5,684             N/A (b)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $11.45             N/A (b)
    End of period                                                                  $13.35             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              7,806             N/A (b)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $15.63             N/A (f)
    End of period                                                                  $15.74             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              4,118             N/A (f)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations October 2, 2003.
(c) Commencement of operations October 9, 2003.
(d) Commencement of operations October 13, 2003.
(e) Commencement of operations October 28, 2003.
(f) Commencement of operations November 6, 2003.
(g) Commencement of operations November 10, 2003.
(h) Commencement of operations December 1, 2003.
(i) Commencement of operations December 11, 2003.
(j) Commencement of operations December 15, 2003.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.645% (INCLUDES PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.45             N/A (e)
    End of period                                                                  $11.49             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              2,424             N/A (e)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.41             N/A (b)
    End of period                                                                  $11.21             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              5,103             N/A (b)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $8.97             N/A (b)
    End of period                                                                   $9.64             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              8,884             N/A (b)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.55             N/A (b)
    End of period                                                                  $11.33             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              5,104             N/A (b)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $19.85             N/A (f)
    End of period                                                                  $20.62             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               162              N/A (f)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.87             N/A (f)
    End of period                                                                  $15.18             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               108              N/A (f)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.98             N/A (c)
    End of period                                                                  $11.50             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              2,096             N/A (c)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.93             N/A (d)
    End of period                                                                  $11.59             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              2,498             N/A (d)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of the period                                                         N/A (a)            N/A (a)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $27.40             N/A (f)
    End of period                                                                  $28.16             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               59               N/A (f)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            $10.77             N/A (f)
    End of period                                                                  $11.53             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               149              N/A (f)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $12.17             N/A (d)
    End of period                                                                  $13.81             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               427              N/A (d)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.52             N/A (d)
    End of period                                                                  $11.27             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               494              N/A (d)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $11.88             N/A (d)
    End of period                                                                  $12.36             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               437              N/A (d)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $11.61             N/A (d)
    End of period                                                                  $13.34             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               447              N/A (d)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $14.81             N/A (d)
    End of period                                                                  $15.73             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               351              N/A (d)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations October 6, 2003.
(c) Commencement of operations October 17, 2003.
(d) Commencement of operations October 27, 2003.
(e) Commencement of operations November 18, 2003.
(f) Commencement of operations November 25, 2003.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% IS A BASE CONTRACT WITH NO OPTIONAL BENEFITS.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of the period                                                         N/A (b)            N/A (b)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                             $9.93              $9.90
    End of period                                                                  $11.50              $9.93
  Accumulation units outstanding
  at the end of period                                                              5,051              5,051

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of the period                                                         N/A (b)            N/A (b)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management The Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (b)            N/A (b)
    End of period                                                                  N/A (b)            N/A (b)
  Accumulation units outstanding
  at the end of period                                                             N/A (b)            N/A (b)

(a) Commencement of operations September 13, 2002.
(b) These investment divisions have not commenced operations.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.67% (INCLUDES PREMIUM CREDIT 3%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $10.12             N/A (i)
    End of period                                                                  $10.25             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              6,998             N/A (i)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $10.79             N/A (e)
    End of period                                                                  $11.26             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             24,770             N/A (e)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            $15.40             N/A (f)
    End of period                                                                  $16.48             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              3,733             N/A (f)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.90             N/A (k)
    End of period                                                                   $9.32             N/A (k)
  Accumulation units outstanding
  at the end of period                                                               844              N/A (k)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.25             N/A (i)
    End of period                                                                  $16.07             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              2,636             N/A (i)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            $16.52             N/A (o)
    End of period                                                                  $16.38             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               823              N/A (o)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $9.00             N/A (e)
    End of period                                                                   $9.35             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              4,491             N/A (e)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $7.00             N/A (c)
    End of period                                                                   $7.49             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              7,050             N/A (c)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                             $7.71             N/A (k)
    End of period                                                                   $8.53             N/A (k)
  Accumulation units outstanding
  at the end of period                                                              6,757             N/A (k)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.04             N/A (e)
    End of period                                                                  $13.80             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             23,113             N/A (e)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $11.76             N/A (d)
    End of period                                                                  $12.66             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             24,282             N/A (d)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.66             N/A (d)
    End of period                                                                  $10.81             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               38               N/A (d)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.63             N/A (c)
    End of period                                                                  $11.21             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              2,120             N/A (c)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.63             N/A (p)
    End of period                                                                   $9.63             N/A (p)
  Accumulation units outstanding
  at the end of period                                                              2,138             N/A (p)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.97             N/A (l)
    End of period                                                                  $11.33             N/A (l)
  Accumulation units outstanding
  at the end of period                                                               356              N/A (l)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.00             N/A (i)
    End of period                                                                   $9.68             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              7,196             N/A (i)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.71             N/A (n)
    End of period                                                                   $7.93             N/A (n)
  Accumulation units outstanding
  at the end of period                                                               49               N/A (n)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.18             N/A (e)
    End of period                                                                  $13.35             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             15,407             N/A (e)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $19.42             N/A (e)
    End of period                                                                  $20.58             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              3,294             N/A (e)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.72             N/A (h)
    End of period                                                                  $15.14             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              3,605             N/A (h)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            $12.06             N/A (b)
    End of period                                                                  $12.03             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              4,696             N/A (b)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.58             N/A (i)
    End of period                                                                  $14.48             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              2,018             N/A (i)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            $10.67             N/A (e)
    End of period                                                                  $11.48             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               842              N/A (e)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $16.82             N/A (e)
    End of period                                                                  $17.90             N/A (e)
  Accumulation units outstanding
  at the end of the period                                                          2,319             N/A (e)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.77             N/A (j)
    End of period                                                                  $11.24             N/A (j)
  Accumulation units outstanding
  at the end of period                                                             62,067             N/A (j)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.02             N/A (c)
    End of period                                                                  $11.49             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             69,185             N/A (c)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             $9.71             N/A (e)
    End of period                                                                  $10.23             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              5,832             N/A (e)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                             $9.74             N/A (l)
    End of period                                                                  $10.10             N/A (l)
  Accumulation units outstanding
  at the end of period                                                               401              N/A (l)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.87             N/A (m)
    End of period                                                                  $10.36             N/A (m)
  Accumulation units outstanding
  at the end of period                                                               505              N/A (m)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.58             N/A (c)
    End of period                                                                  $10.13             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             30,273             N/A (c)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $11.03             N/A (g)
    End of period                                                                  $11.57             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             15,265             N/A (g)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.40             N/A (l)
    End of period                                                                  $10.85             N/A (l)
  Accumulation units outstanding
  at the end of period                                                               858              N/A (l)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $16.88             N/A (e)
    End of period                                                                  $17.26             N/A (e)
  Accumulation units outstanding
  at the end of the period                                                          2,713             N/A (e)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $21.90             N/A (i)
    End of period                                                                  $23.25             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              1,471             N/A (i)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $26.40             N/A (e)
    End of period                                                                  $28.10             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             10,946             N/A (e)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                            $10.62             N/A (e)
    End of period                                                                  $11.52             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              7,846             N/A (e)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $12.42             N/A (d)
    End of period                                                                  $13.80             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              1,245             N/A (d)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.50             N/A (h)
    End of period                                                                  $11.27             N/A (h)
  Accumulation units outstanding
  at the end of period                                                               617              N/A (h)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $12.20             N/A (c)
    End of period                                                                  $12.36             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              3,780             N/A (c)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $12.01             N/A (h)
    End of period                                                                  $13.33             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              1,258             N/A (h)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $15.03             N/A (c)
    End of period                                                                  $15.73             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              3,517             N/A (c)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations October 10, 2003.
(c) Commencement of operations October 14, 2003.
(d) Commencement of operations October 15, 2003.
(e) Commencement of operations October 20, 2003.
(f) Commencement of operations October 23, 2003.
(g) Commencement of operations October 28, 2003.
(h) Commencement of operations November 3, 2003.
(i) Commencement of operations November 5, 2003.
(j) Commencement of operations November 12, 2003.
(k) Commencement of operations November 19, 2003.
(l) Commencement of operations December 5, 2003.
(m) Commencement of operations December 10, 2003.
(n) Commencement of operations December 11, 2003.
(o) Commencement of operations December 30, 2003.
(p) Commencement of operations December 31, 2003.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD
THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                             $8.01              $7.85
    End of period                                                                  $10.25              $8.01
  Accumulation units outstanding
  at the end of period                                                              1,749               409

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.50             N/A (f)
    End of period                                                                  $11.25             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              1,349             N/A (f)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            $14.43             N/A (e)
    End of period                                                                  $16.45             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               597              N/A (e)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $14.85             N/A (k)
    End of period                                                                  $16.04             N/A (k)
  Accumulation units outstanding
  at the end of period                                                              1,126             N/A (k)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/FMR Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                             $8.36              $8.36
    End of period                                                                   $9.34              $8.36
  Accumulation units outstanding
  at the end of period                                                              1,750               195

JNL/FMR Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                            $13.19             $12.26
    End of period                                                                  $17.59             $13.19
  Accumulation units outstanding
  at the end of period                                                               518                210

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $6.67             N/A (f)
    End of period                                                                   $7.48             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              3,418             N/A (f)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                             $7.85             N/A (n)
    End of period                                                                   $8.51             N/A (n)
  Accumulation units outstanding
  at the end of period                                                               255              N/A (n)

JNL/Lazard Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                            $10.87             $10.87
    End of period                                                                  $13.78             $10.87
  Accumulation units outstanding
  at the end of period                                                              1,870               60

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $10.40             N/A (f)
    End of period                                                                  $12.64             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              2,134             N/A (f)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.58             N/A (h)
    End of period                                                                  $11.20             N/A (h)
  Accumulation units outstanding
  at the end of period                                                               983              N/A (h)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $8.60             N/A (i)
    End of period                                                                   $9.63             N/A (i)
  Accumulation units outstanding
  at the end of period                                                               530              N/A (i)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.47             N/A (k)
    End of period                                                                  $11.32             N/A (k)
  Accumulation units outstanding
  at the end of period                                                               360              N/A (k)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.96             N/A (h)
    End of period                                                                   $9.67             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              1,403             N/A (h)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.58             N/A (i)
    End of period                                                                   $7.92             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              1,007             N/A (i)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                            $12.94             $12.62
    End of period                                                                  $13.33             $12.94
  Accumulation units outstanding
  at the end of period                                                              8,556               407

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $18.55             N/A (h)
    End of period                                                                  $20.52             N/A (h)
  Accumulation units outstanding
  at the end of period                                                              3,591             N/A (h)

JNL/PPM America High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                            $12.95             $12.95
    End of period                                                                  $15.11             $12.95
  Accumulation units outstanding
  at the end of period                                                              3,483               50

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $13.18             N/A (l)
    End of period                                                                  $14.48             N/A (l)
  Accumulation units outstanding
  at the end of period                                                               245              N/A (l)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.76             N/A (j)
    End of period                                                                  $17.65             N/A (j)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (j)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $16.31             N/A (f)
    End of period                                                                  $17.85             N/A (f)
  Accumulation units outstanding
  at the end of the period                                                          1,583             N/A (f)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.02             N/A (e)
    End of period                                                                  $11.22             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              6,876             N/A (e)

JNL/S&P Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                             $9.91              $9.31
    End of period                                                                  $11.47              $9.91
  Accumulation units outstanding
  at the end of period                                                             21,620              1,641

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             $9.74             N/A (m)
    End of period                                                                  $10.25             N/A (m)
  Accumulation units outstanding
  at the end of period                                                               11               N/A (m)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.13             N/A (g)
    End of period                                                                  $10.34             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             10,135             N/A (g)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $8.95             N/A (g)
    End of period                                                                  $10.11             N/A (g)
  Accumulation units outstanding
  at the end of period                                                              8,195             N/A (g)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.14             N/A (c)
    End of period                                                                  $11.55             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             24,416             N/A (c)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.48             N/A (e)
    End of period                                                                  $10.83             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               148              N/A (e)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $15.43             $15.43
    End of period                                                                  $17.22             $15.43
  Accumulation units outstanding
  at the end of the period                                                          1,252               42

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.91             $14.91
    End of period                                                                  $14.83             $14.91
  Accumulation units outstanding
  at the end of period                                                              1,691               109

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $20.79             N/A (f)
    End of period                                                                  $23.19             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              1,470             N/A (f)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $24.14             N/A (e)
    End of period                                                                  $28.05             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               898              N/A (e)

JNL/T. Rowe Price Value Division (a)
  Accumulation unit value:
    Beginning of period                                                             $9.01              $7.84
    End of period                                                                  $11.51              $9.01
  Accumulation units outstanding
  at the end of period                                                             10,689               656

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $11.09             N/A (d)
    End of period                                                                  $13.80             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             21,525             N/A (d)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.13             N/A (d)
    End of period                                                                  $11.26             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              2,116             N/A (d)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                             $9.90             N/A (d)
    End of period                                                                  $12.35             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               980              N/A (d)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $10.10             N/A (d)
    End of period                                                                  $13.33             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              1,225             N/A (d)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $11.84             N/A (d)
    End of period                                                                  $15.72             N/A (d)
  Accumulation units outstanding
  at the end of period                                                               318              N/A (d)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (o)            N/A (o)
    End of period                                                                  N/A (o)            N/A (o)
  Accumulation units outstanding
  at the end of period                                                             N/A (o)            N/A (o)

(a) Commencement of operations October 10, 2002.
(b) Commencement of operations December 31, 2002.
(c) Commencement of operations March 10, 2003.
(d) Commencement of operations May 23, 2003.
(e) Commencement of operations June 6, 2003.
(f) Commencement of operations June 19, 2003.
(g) Commencement of operations July 2, 2003.
(h) Commencement of operations August 4, 2003.
(i) Commencement of operations August 14, 2003.
(j) Commencement of operations August 26, 2003.
(k) Commencement of operations September 22, 2003.
(l) Commencement of operations October 7, 2003.
(m) Commencement of operations October 13, 2003.
(n) Commencement of operations November 12, 2003.
(o) These investment divisions have not commenced operations.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.75% (INCLUDES GUARANTEED MINIMUM WITHDRAWAL BENEFIT)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.90             N/A (f)
    End of period                                                                  $10.23             N/A (f)
  Accumulation units outstanding
  at the end of period                                                             14,143             N/A (f)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                             $8.73             N/A (w)
    End of period                                                                   $9.36             N/A (w)
  Accumulation units outstanding
  at the end of period                                                               190              N/A (w)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.02             N/A (e)
    End of period                                                                  $11.24             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             13,267             N/A (e)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            $15.14             N/A (u)
    End of period                                                                  $16.37             N/A (u)
  Accumulation units outstanding
  at the end of period                                                               333              N/A (u)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.88             N/A (u)
    End of period                                                                   $9.28             N/A (u)
  Accumulation units outstanding
  at the end of period                                                               146              N/A (u)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $13.92             N/A (c)
    End of period                                                                  $15.98             N/A (c)
  Accumulation units outstanding
  at the end of period                                                              4,392             N/A (c)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            $14.23             N/A (m)
    End of period                                                                  $16.29             N/A (m)
  Accumulation units outstanding
  at the end of period                                                              2,791             N/A (m)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $8.64             N/A (p)
    End of period                                                                   $9.33             N/A (p)
  Accumulation units outstanding
  at the end of period                                                             20,174             N/A (p)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $6.65             N/A (n)
    End of period                                                                   $7.46             N/A (n)
  Accumulation units outstanding
  at the end of period                                                             24,593             N/A (n)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                             $6.80             N/A (o)
    End of period                                                                   $8.49             N/A (o)
  Accumulation units outstanding
  at the end of period                                                              7,743             N/A (o)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $11.50             N/A (e)
    End of period                                                                  $13.74             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              7,631             N/A (e)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                             $9.92             N/A (e)
    End of period                                                                  $12.60             N/A (e)
  Accumulation units outstanding
  at the end of period                                                              3,475             N/A (e)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.98             N/A (g)
    End of period                                                                  $10.80             N/A (g)
  Accumulation units outstanding
  at the end of period                                                               397              N/A (g)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.50             N/A (k)
    End of period                                                                  $11.46             N/A (k)
  Accumulation units outstanding
  at the end of period                                                             18,842             N/A (k)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.68             N/A (k)
    End of period                                                                  $11.19             N/A (k)
  Accumulation units outstanding
  at the end of period                                                             28,009             N/A (k)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $8.26             N/A (e)
    End of period                                                                   $9.62             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             57,273             N/A (e)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.27             N/A (g)
    End of period                                                                  $11.31             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             26,006             N/A (g)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.89             N/A (q)
    End of period                                                                   $9.66             N/A (q)
  Accumulation units outstanding
  at the end of period                                                              6,967             N/A (q)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.90             N/A (u)
    End of period                                                                   $7.91             N/A (u)
  Accumulation units outstanding
  at the end of period                                                              8,354             N/A (u)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.38             N/A (d)
    End of period                                                                  $13.29             N/A (d)
  Accumulation units outstanding
  at the end of period                                                              9,226             N/A (d)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $18.78             N/A (l)
    End of period                                                                  $20.43             N/A (l)
  Accumulation units outstanding
  at the end of period                                                              5,176             N/A (l)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.98             N/A (c)
    End of period                                                                  $15.04             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             14,443             N/A (c)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            $11.99             N/A (v)
    End of period                                                                  $11.94             N/A (v)
  Accumulation units outstanding
  at the end of period                                                              1,042             N/A (v)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $12.46             N/A (q)
    End of period                                                                  $14.47             N/A (q)
  Accumulation units outstanding
  at the end of period                                                              3,841             N/A (q)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.62             N/A (s)
    End of period                                                                  $17.58             N/A (s)
  Accumulation units outstanding
  at the end of period                                                              1,574             N/A (s)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                             $9.32             N/A (e)
    End of period                                                                  $11.40             N/A (e)
  Accumulation units outstanding
  at the end of period                                                               685              N/A (e)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $5.40             N/A (e)
    End of period                                                                   $6.40             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             25,544             N/A (e)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $16.10             N/A (r)
    End of period                                                                  $17.77             N/A (r)
  Accumulation units outstanding
  at the end of the period                                                          1,267             N/A (r)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.89             N/A (i)
    End of period                                                                  $11.19             N/A (i)
  Accumulation units outstanding
  at the end of period                                                             13,771             N/A (i)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.37             N/A (c)
    End of period                                                                  $11.43             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             48,504             N/A (c)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             $9.30             N/A (g)
    End of period                                                                  $10.22             N/A (g)
  Accumulation units outstanding
  at the end of period                                                              5,287             N/A (g)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                             $9.02             N/A (x)
    End of period                                                                   $9.92             N/A (x)
  Accumulation units outstanding
  at the end of period                                                              5,278             N/A (x)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $8.69             N/A (f)
    End of period                                                                  $10.08             N/A (f)
  Accumulation units outstanding
  at the end of period                                                             15,545             N/A (f)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                            $10.56             N/A (h)
    End of period                                                                  $11.52             N/A (h)
  Accumulation units outstanding
  at the end of period                                                             159,605            N/A (h)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $16.35             N/A (t)
    End of period                                                                  $17.14             N/A (t)
  Accumulation units outstanding
  at the end of the period                                                          3,657             N/A (t)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            $15.24             N/A (j)
    End of period                                                                  $14.76             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              5,863             N/A (j)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $20.54             N/A (m)
    End of period                                                                  $23.09             N/A (m)
  Accumulation units outstanding
  at the end of period                                                              1,097             N/A (m)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $23.49             N/A (f)
    End of period                                                                  $27.91             N/A (f)
  Accumulation units outstanding
  at the end of period                                                              4,327             N/A (f)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                             $9.32             N/A (c)
    End of period                                                                  $11.49             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             12,454             N/A (c)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.72             N/A (b)
    End of period                                                                  $13.79             N/A (b)
  Accumulation units outstanding
  at the end of period                                                             15,692             N/A (b)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                             $9.63             N/A (b)
    End of period                                                                  $11.25             N/A (b)
  Accumulation units outstanding
  at the end of period                                                             19,144             N/A (b)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                             $9.20             N/A (b)
    End of period                                                                  $12.34             N/A (b)
  Accumulation units outstanding
  at the end of period                                                             14,171             N/A (b)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                             $9.89             N/A (b)
    End of period                                                                  $13.32             N/A (b)
  Accumulation units outstanding
  at the end of period                                                             16,129             N/A (b)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $11.37             N/A (b)
    End of period                                                                  $15.71             N/A (b)
  Accumulation units outstanding
  at the end of period                                                             12,056             N/A (b)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations April 30, 2003.
(c) Commencement of operations May 14, 2003.
(d) Commencement of operations May 19, 2003.
(e) Commencement of operations May 27, 2003.
(f) Commencement of operations June 2, 2003.
(g) Commencement of operations June 6, 2003.
(h) Commencement of operations June 13, 2003.
(i) Commencement of operations June 27, 2003.
(j) Commencement of operations June 30, 2003.
(k) Commencement of operations July 7, 2003.
(l) Commencement of operations July 14, 2003.
(m) Commencement of operations July 24, 2003.
(n) Commencement of operations July 28, 2003.
(o) Commencement of operations August 5, 2003.
(p) Commencement of operations August 8, 2003.
(q) Commencement of operations August 11, 2003.
(r) Commencement of operations August 21, 2003.
(s) Commencement of operations August 22, 2003.
(t) Commencement of operations August 26, 2003.
(u) Commencement of operations September 2, 2003.
(v) Commencement of operations September 11, 2003.
(w) Commencement of operations September 22, 2003.
(x) Commencement of operations September 24, 2003.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.795% (INCLUDES PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.31             N/A (h)
    End of period                                                                  $10.22             N/A (h)
  Accumulation units outstanding
  at the end of period                                                             17,518             N/A (h)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                             $8.87             N/A (z)
    End of period                                                                   $9.36             N/A (z)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (z)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.09             N/A (g)
    End of period                                                                  $11.22             N/A (g)
  Accumulation units outstanding
  at the end of period                                                              4,873             N/A (g)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            $13.48             N/A (p)
    End of period                                                                  $16.31             N/A (p)
  Accumulation units outstanding
  at the end of period                                                              7,974             N/A (p)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.07             N/A (p)
    End of period                                                                   $9.26             N/A (p)
  Accumulation units outstanding
  at the end of period                                                               431              N/A (p)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $13.92             N/A (m)
    End of period                                                                  $15.93             N/A (m)
  Accumulation units outstanding
  at the end of period                                                             14,615             N/A (m)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.17             N/A (y)
    End of period                                                                  $16.25             N/A (y)
  Accumulation units outstanding
  at the end of period                                                                7               N/A (y)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $20.77             N/A (t)
    End of period                                                                  $22.92             N/A (t)
  Accumulation units outstanding
  at the end of period                                                               357              N/A (t)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $8.52             N/A (i)
    End of period                                                                   $9.31             N/A (i)
  Accumulation units outstanding
  at the end of period                                                             27,592             N/A (i)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            $13.54             N/A (g)
    End of period                                                                  $17.45             N/A (g)
  Accumulation units outstanding
  at the end of period                                                               453              N/A (g)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $6.53             N/A (w)
    End of period                                                                   $7.45             N/A (w)
  Accumulation units outstanding
  at the end of period                                                              1,220             N/A (w)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                             $6.87             N/A (u)
    End of period                                                                   $8.48             N/A (u)
  Accumulation units outstanding
  at the end of period                                                              1,943             N/A (u)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            $11.45             N/A (q)
    End of period                                                                  $13.73             N/A (q)
  Accumulation units outstanding
  at the end of period                                                              9,088             N/A (q)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                             $9.77             N/A (p)
    End of period                                                                  $12.57             N/A (p)
  Accumulation units outstanding
  at the end of period                                                             12,058             N/A (p)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.98             N/A (v)
    End of period                                                                  $10.79             N/A (v)
  Accumulation units outstanding
  at the end of period                                                              7,501             N/A (v)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                             $8.94             N/A (q)
    End of period                                                                  $11.47             N/A (q)
  Accumulation units outstanding
  at the end of period                                                              1,906             N/A (q)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                             $8.25             N/A (g)
    End of period                                                                  $11.18             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             12,046             N/A (g)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $7.73             N/A (g)
    End of period                                                                   $9.61             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             48,171             N/A (g)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                             $7.78             N/A (g)
    End of period                                                                  $11.30             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             15,967             N/A (g)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.26             N/A (n)
    End of period                                                                   $9.65             N/A (n)
  Accumulation units outstanding
  at the end of period                                                             18,112             N/A (n)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                             $7.19             N/A (o)
    End of period                                                                   $7.90             N/A (o)
  Accumulation units outstanding
  at the end of period                                                              2,379             N/A (o)

JNL/PIMCO Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                            $12.88             $12.70
    End of period                                                                  $13.25             $12.88
  Accumulation units outstanding
  at the end of period                                                             49,150               481

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $17.05             N/A (g)
    End of period                                                                  $20.36             N/A (g)
  Accumulation units outstanding
  at the end of period                                                             10,602             N/A (g)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $13.55             N/A (f)
    End of period                                                                  $14.98             N/A (f)
  Accumulation units outstanding
  at the end of period                                                             45,239             N/A (f)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            $12.01             N/A (j)
    End of period                                                                  $11.90             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              4,853             N/A (j)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $12.28             N/A (r)
    End of period                                                                  $14.47             N/A (r)
  Accumulation units outstanding
  at the end of period                                                              7,453             N/A (r)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            $14.03             N/A (g)
    End of period                                                                  $17.51             N/A (g)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (g)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                             $9.26             N/A (p)
    End of period                                                                  $11.36             N/A (p)
  Accumulation units outstanding
  at the end of period                                                               352              N/A (p)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $5.68             N/A (s)
    End of period                                                                   $6.39             N/A (s)
  Accumulation units outstanding
  at the end of period                                                              1,755             N/A (s)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $14.22             N/A (g)
    End of period                                                                  $17.70             N/A (g)
  Accumulation units outstanding
  at the end of the period                                                          6,369             N/A (g)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $8.80             N/A (f)
    End of period                                                                  $11.16             N/A (f)
  Accumulation units outstanding
  at the end of period                                                             23,221             N/A (f)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.73             N/A (e)
    End of period                                                                  $11.41             N/A (e)
  Accumulation units outstanding
  at the end of period                                                             49,996             N/A (e)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             $8.74             N/A (l)
    End of period                                                                  $10.21             N/A (l)
  Accumulation units outstanding
  at the end of period                                                              6,618             N/A (l)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                             $8.77             N/A (x)
    End of period                                                                   $9.91             N/A (x)
  Accumulation units outstanding
  at the end of period                                                               327              N/A (x)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                             $8.14             N/A (g)
    End of period                                                                  $10.07             N/A (g)
  Accumulation units outstanding
  at the end of period                                                              1,185             N/A (g)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                           N/A (ab)           N/A (ab)
    End of period                                                                 N/A (ab)           N/A (ab)
  Accumulation units outstanding
  at the end of period                                                            N/A (ab)           N/A (ab)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $7.69             N/A (f)
    End of period                                                                  $10.06             N/A (f)
  Accumulation units outstanding
  at the end of period                                                             271,060            N/A (f)

JNL/S&P Moderate Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                             $9.61              $9.75
    End of period                                                                  $11.49              $9.61
  Accumulation units outstanding
  at the end of period                                                             121,228             1,044

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                           N/A (ab)           N/A (ab)
    End of period                                                                 N/A (ab)           N/A (ab)
  Accumulation units outstanding
  at the end of period                                                            N/A (ab)           N/A (ab)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $16.26             N/A (k)
    End of period                                                                  $17.09             N/A (k)
  Accumulation units outstanding
  at the end of the period                                                         10,695             N/A (k)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.73             N/A (b)
    End of period                                                                  $14.71             N/A (b)
  Accumulation units outstanding
  at the end of period                                                              6,931             N/A (b)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            $19.47             N/A (n)
    End of period                                                                  $23.00             N/A (n)
  Accumulation units outstanding
  at the end of period                                                             11,333             N/A (n)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $22.35             N/A (p)
    End of period                                                                  $27.79             N/A (p)
  Accumulation units outstanding
  at the end of period                                                              6,035             N/A (p)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                             $8.97             N/A (c)
    End of period                                                                  $11.47             N/A (c)
  Accumulation units outstanding
  at the end of period                                                             25,104             N/A (c)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                             $9.73             N/A (d)
    End of period                                                                  $13.78             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             98,079             N/A (d)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                             $9.36             N/A (d)
    End of period                                                                  $11.24             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             173,129            N/A (d)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                             $8.82             N/A (g)
    End of period                                                                  $12.34             N/A (g)
  Accumulation units outstanding
  at the end of period                                                              3,143             N/A (g)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                             $9.25             N/A (d)
    End of period                                                                  $13.31             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             115,991            N/A (d)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $10.62             N/A (d)
    End of period                                                                  $15.70             N/A (d)
  Accumulation units outstanding
  at the end of period                                                             75,226             N/A (d)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (ab)           N/A (ab)
    End of period                                                                 N/A (ab)           N/A (ab)
  Accumulation units outstanding
  at the end of period                                                            N/A (ab)           N/A (ab)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (ab)           N/A (ab)
    End of period                                                                 N/A (ab)           N/A (ab)
  Accumulation units outstanding
  at the end of period                                                            N/A (ab)           N/A (ab)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (ab)           N/A (ab)
    End of period                                                                 N/A (ab)           N/A (ab)
  Accumulation units outstanding
  at the end of period                                                            N/A (ab)           N/A (ab)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            $10.46            N/A (aa)
    End of period                                                                  $10.67            N/A (aa)
  Accumulation units outstanding
  at the end of period                                                               986             N/A (aa)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            $10.21            N/A (aa)
    End of period                                                                  $10.41            N/A (aa)
  Accumulation units outstanding
  at the end of period                                                              1,262            N/A (aa)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                           N/A (ab)           N/A (ab)
    End of period                                                                 N/A (ab)           N/A (ab)
  Accumulation units outstanding
  at the end of period                                                            N/A (ab)           N/A (ab)

(a) Commencement of operations November 20, 2002.
(b) Commencement of operations January 21, 2003.
(c) Commencement of operations January 22, 2003.
(d) Commencement of operations March 31, 2003.
(e) Commencement of operations April 1, 2003.
(f) Commencement of operations April 11, 2003.
(g) Commencement of operations April 15, 2003.
(h) Commencement of operations April 21, 2003.
(i) Commencement of operations April 22, 2003.
(j) Commencement of operations April 24, 2003.
(k) Commencement of operations April 28, 2003.
(l) Commencement of operations May 1, 2003.
(m) Commencement of operations May 12, 2003.
(n) Commencement of operations May 14, 2003.
(o) Commencement of operations May 15, 2003.
(p) Commencement of operations May 23, 2003.
(q) Commencement of operations May 28, 2003.
(r) Commencement of operations June 2, 2003.
(s) Commencement of operations June 5, 2003.
(t) Commencement of operations June 17, 2003.
(u) Commencement of operations June 20, 2003.
(v) Commencement of operations June 23, 2003.
(w) Commencement of operations June 27, 2003.
(x) Commencement of operations August 14, 2003.
(y) Commencement of operations October 1, 2003.
(z) Commencement of operations October 9, 2003.
(aa) Commencement of operations December 19, 2003.
(ab) These investment divisions have not commenced operations.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% (INCLUDES HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                            DECEMBER 31,       DECEMBER 31,
                                                                                    2003               2002
                                                                                    ----               ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                             $8.40             N/A (c)
    End of period                                                                   $9.35             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (c)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.80             N/A (c)
    End of period                                                                  $11.22             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (c)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                             $8.83             N/A (l)
    End of period                                                                   $9.25             N/A (l)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (l)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                            $13.81             N/A (n)
    End of period                                                                  $15.92             N/A (n)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (n)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                            $15.81             N/A (l)
    End of period                                                                  $16.23             N/A (l)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (l)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $8.36             N/A (f)
    End of period                                                                   $9.31             N/A (f)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (f)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             $5.65             N/A (h)
    End of period                                                                   $7.45             N/A (h)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (h)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                             $9.88             N/A (n)
    End of period                                                                  $12.57             N/A (n)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (n)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                            $10.48             N/A (n)
    End of period                                                                  $10.79             N/A (n)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (n)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.61             N/A (c)
    End of period                                                                  $11.18             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (c)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.16             N/A (j)
    End of period                                                                   $9.61             N/A (j)
  Accumulation units outstanding
  at the end of period                                                              3,386             N/A (j)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                             $9.47             N/A (c)
    End of period                                                                  $11.30             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (c)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                             $6.92             N/A (h)
    End of period                                                                   $9.65             N/A (h)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (h)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                            $12.60             N/A (f)
    End of period                                                                  $13.25             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               803              N/A (f)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                                                            $18.48             N/A (c)
    End of period                                                                  $20.35             N/A (c)
  Accumulation units outstanding
  at the end of period                                                               121              N/A (c)

JNL/PPM America High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                            $12.39             N/A (f)
    End of period                                                                  $14.98             N/A (f)
  Accumulation units outstanding
  at the end of period                                                               162              N/A (f)

JNL/PPM America Money Market Division
  Accumulation unit value:
    Beginning of period                                                            $11.99             N/A (b)
    End of period                                                                  $11.89             N/A (b)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (b)

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                                                            $12.41             N/A (c)
    End of period                                                                  $14.46             N/A (c)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (c)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                             $9.20             N/A (f)
    End of period                                                                  $11.35             N/A (f)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (f)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $5.25             N/A (n)
    End of period                                                                   $6.38             N/A (n)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (n)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                            $13.75             N/A (h)
    End of period                                                                  $17.70             N/A (h)
  Accumulation units outstanding
  at the end of the period                                                            -               N/A (h)

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.98             N/A (d)
    End of period                                                                  $11.16             N/A (d)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (d)

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.92             N/A (e)
    End of period                                                                  $11.40             N/A (e)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (e)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             $9.82             N/A (k)
    End of period                                                                  $10.21             N/A (k)
  Accumulation units outstanding
  at the end of period                                                              3,046             N/A (k)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $7.23             N/A (i)
    End of period                                                                  $10.05             N/A (i)
  Accumulation units outstanding
  at the end of period                                                              4,178             N/A (i)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $9.55             N/A (g)
    End of period                                                                  $11.49             N/A (g)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (g)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                            $16.82             N/A (m)
    End of period                                                                  $17.07             N/A (m)
  Accumulation units outstanding
  at the end of the period                                                           141              N/A (m)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                            $14.58             N/A (f)
    End of period                                                                  $14.70             N/A (f)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (f)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                            $26.42             N/A (l)
    End of period                                                                  $27.78             N/A (l)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (l)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                             $8.88             N/A (f)
    End of period                                                                  $11.47             N/A (f)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (f)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                            $11.32             N/A (o)
    End of period                                                                  $13.79             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               188              N/A (o)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                            $10.69             N/A (m)
    End of period                                                                  $11.24             N/A (m)
  Accumulation units outstanding
  at the end of period                                                               223              N/A (m)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                            $10.19             N/A (o)
    End of period                                                                  $12.35             N/A (o)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (o)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                            $10.51             N/A (o)
    End of period                                                                  $13.32             N/A (o)
  Accumulation units outstanding
  at the end of period                                                               195              N/A (o)

JNL/Mellon Capital Management Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                            $15.59             N/A (k)
    End of period                                                                  $15.70             N/A (k)
  Accumulation units outstanding
  at the end of period                                                                -               N/A (k)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                            N/A (a)            N/A (a)
    End of period                                                                  N/A (a)            N/A (a)
  Accumulation units outstanding
  at the end of period                                                             N/A (a)            N/A (a)

(a) These investment divisions have not commenced operations.
(b) Commencement of operations June 16, 2003.
(c) Commencement of operations July 22, 2003.
(d) Commencement of operations August 12, 2003.
(e) Commencement of operations August 29, 2003.
(f) Commencement of operations September 3, 2003.
(g) Commencement of operations September 5, 2003.
(h) Commencement of operations October 1, 2003.
(i) Commencement of operations October 4, 2003.
(j) Commencement of operations November 3, 2003.
(k) Commencement of operations November 6, 2003.
(l) Commencement of operations November 19, 2003.
(m) Commencement of operations November 28, 2003.
(n) Commencement of operations December 2, 2003.
(o) Commencement of operations December 5, 2003.
